UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number   811-05511

Variable Insurance Products Fund II

 (Exact name of registrant as specified in charter)

245 Summer St., Boston, MA 02210

 (Address of principal executive offices)       (Zip code)

Nicole Macarchuk, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	December 31

Date of reporting period:	June 30, 2026

Item 1.

Reports to Stockholders

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF JUNE 30, 2026
VIP Total Market Index Portfolio VIP Total Market Index Portfolio Service Class 2

This semi-annual shareholder report contains information about VIP Total Market Index Portfolio for the period January 1, 2026 to June 30, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class 2	$ 19	0.36%
Key Fund Statistics
(as of June 30, 2026)

KEY FACTS
Fund Size	$1,841,217,635
Number of Holdings	2,665
Portfolio Turnover	3%
What did the Fund invest in?
(as of June 30, 2026)

MARKET SECTORS (% of Fund's net assets)
Information Technology	35.1
Financials	11.8
Industrials	10.0
Health Care	9.2
Consumer Discretionary	9.1
Communication Services	8.7
Consumer Staples	4.2
Energy	3.0
Real Estate	2.1
Materials	2.1
Utilities	2.1

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 97.4
Preferred Stocks - 0.0
Short-Term Investments and Net Other Assets (Liabilities) - 2.6

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 99.6
Netherlands - 0.2
Switzerland - 0.2
Australia - 0.0
Canada - 0.0
United Kingdom - 0.0
Korea (South) - 0.0
Thailand - 0.0
Puerto Rico - 0.0

TOP HOLDINGS (% of Fund's net assets)
NVIDIA Corp	6.6
Apple Inc	5.8
Microsoft Corp	3.8
Amazon.com Inc	3.1
Alphabet Inc Class A	2.9
Broadcom Inc	2.5
Alphabet Inc Class C	2.2
Micron Technology Inc	1.8
Meta Platforms Inc Class A	1.7
Tesla Inc	1.6
32.0
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9916180.102    3077-TSRS-0826

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF JUNE 30, 2026
VIP Total Market Index Portfolio VIP Total Market Index Portfolio Service Class

This semi-annual shareholder report contains information about VIP Total Market Index Portfolio for the period January 1, 2026 to June 30, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$ 11	0.21%
Key Fund Statistics
(as of June 30, 2026)

KEY FACTS
Fund Size	$1,841,217,635
Number of Holdings	2,665
Portfolio Turnover	3%
What did the Fund invest in?
(as of June 30, 2026)

MARKET SECTORS (% of Fund's net assets)
Information Technology	35.1
Financials	11.8
Industrials	10.0
Health Care	9.2
Consumer Discretionary	9.1
Communication Services	8.7
Consumer Staples	4.2
Energy	3.0
Real Estate	2.1
Materials	2.1
Utilities	2.1

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 97.4
Preferred Stocks - 0.0
Short-Term Investments and Net Other Assets (Liabilities) - 2.6

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 99.6
Netherlands - 0.2
Switzerland - 0.2
Australia - 0.0
Canada - 0.0
United Kingdom - 0.0
Korea (South) - 0.0
Thailand - 0.0
Puerto Rico - 0.0

TOP HOLDINGS (% of Fund's net assets)
NVIDIA Corp	6.6
Apple Inc	5.8
Microsoft Corp	3.8
Amazon.com Inc	3.1
Alphabet Inc Class A	2.9
Broadcom Inc	2.5
Alphabet Inc Class C	2.2
Micron Technology Inc	1.8
Meta Platforms Inc Class A	1.7
Tesla Inc	1.6
32.0
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9916178.102    1018-TSRS-0826

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF JUNE 30, 2026
VIP Total Market Index Portfolio VIP Total Market Index Portfolio Initial Class

This semi-annual shareholder report contains information about VIP Total Market Index Portfolio for the period January 1, 2026 to June 30, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Initial Class	$ 6	0.11%
Key Fund Statistics
(as of June 30, 2026)

KEY FACTS
Fund Size	$1,841,217,635
Number of Holdings	2,665
Portfolio Turnover	3%
What did the Fund invest in?
(as of June 30, 2026)

MARKET SECTORS (% of Fund's net assets)
Information Technology	35.1
Financials	11.8
Industrials	10.0
Health Care	9.2
Consumer Discretionary	9.1
Communication Services	8.7
Consumer Staples	4.2
Energy	3.0
Real Estate	2.1
Materials	2.1
Utilities	2.1

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 97.4
Preferred Stocks - 0.0
Short-Term Investments and Net Other Assets (Liabilities) - 2.6

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 99.6
Netherlands - 0.2
Switzerland - 0.2
Australia - 0.0
Canada - 0.0
United Kingdom - 0.0
Korea (South) - 0.0
Thailand - 0.0
Puerto Rico - 0.0

TOP HOLDINGS (% of Fund's net assets)
NVIDIA Corp	6.6
Apple Inc	5.8
Microsoft Corp	3.8
Amazon.com Inc	3.1
Alphabet Inc Class A	2.9
Broadcom Inc	2.5
Alphabet Inc Class C	2.2
Micron Technology Inc	1.8
Meta Platforms Inc Class A	1.7
Tesla Inc	1.6
32.0
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9916179.102    3076-TSRS-0826

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF JUNE 30, 2026
VIP International Index Portfolio VIP International Index Portfolio Service Class 2

This semi-annual shareholder report contains information about VIP International Index Portfolio for the period January 1, 2026 to June 30, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class 2	$ 22	0.41%
Key Fund Statistics
(as of June 30, 2026)

KEY FACTS
Fund Size	$1,461,141,716
Number of Holdings	2,218
Portfolio Turnover	10%
What did the Fund invest in?
(as of June 30, 2026)

MARKET SECTORS (% of Fund's net assets)
Financials	24.5
Information Technology	22.0
Industrials	14.1
Consumer Discretionary	7.3
Health Care	6.4
Materials	6.3
Consumer Staples	4.6
Communication Services	3.9
Energy	3.9
Utilities	2.7
Real Estate	1.4

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 96.7
Preferred Stocks - 0.4
Short-Term Investments and Net Other Assets (Liabilities) - 2.9

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

Japan - 16.0
Taiwan - 9.5
Korea (South) - 7.9
Canada - 7.3
United States - 7.0
United Kingdom - 6.3
China - 5.1
Germany - 4.5
Australia - 4.4
Others - 32.0

TOP HOLDINGS (% of Fund's net assets)
Taiwan Semiconductor Manufacturing Co Ltd	4.8
Samsung Electronics Co Ltd	2.7
SK Hynix Inc	2.4
ASML Holding NV	1.9
Tencent Holdings Ltd	0.9
HSBC Holdings PLC	0.9
Roche Holding AG	0.8
Novartis AG	0.7
Astrazeneca PLC	0.7
Royal Bank of Canada	0.7
16.5
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9916177.102    3075-TSRS-0826

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF JUNE 30, 2026
VIP International Index Portfolio VIP International Index Portfolio Service Class

This semi-annual shareholder report contains information about VIP International Index Portfolio for the period January 1, 2026 to June 30, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$ 14	0.26%
Key Fund Statistics
(as of June 30, 2026)

KEY FACTS
Fund Size	$1,461,141,716
Number of Holdings	2,218
Portfolio Turnover	10%
What did the Fund invest in?
(as of June 30, 2026)

MARKET SECTORS (% of Fund's net assets)
Financials	24.5
Information Technology	22.0
Industrials	14.1
Consumer Discretionary	7.3
Health Care	6.4
Materials	6.3
Consumer Staples	4.6
Communication Services	3.9
Energy	3.9
Utilities	2.7
Real Estate	1.4

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 96.7
Preferred Stocks - 0.4
Short-Term Investments and Net Other Assets (Liabilities) - 2.9

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

Japan - 16.0
Taiwan - 9.5
Korea (South) - 7.9
Canada - 7.3
United States - 7.0
United Kingdom - 6.3
China - 5.1
Germany - 4.5
Australia - 4.4
Others - 32.0

TOP HOLDINGS (% of Fund's net assets)
Taiwan Semiconductor Manufacturing Co Ltd	4.8
Samsung Electronics Co Ltd	2.7
SK Hynix Inc	2.4
ASML Holding NV	1.9
Tencent Holdings Ltd	0.9
HSBC Holdings PLC	0.9
Roche Holding AG	0.8
Novartis AG	0.7
Astrazeneca PLC	0.7
Royal Bank of Canada	0.7
16.5
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9916175.102    1017-TSRS-0826

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF JUNE 30, 2026
VIP International Index Portfolio VIP International Index Portfolio Initial Class

This semi-annual shareholder report contains information about VIP International Index Portfolio for the period January 1, 2026 to June 30, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Initial Class	$ 9	0.16%
Key Fund Statistics
(as of June 30, 2026)

KEY FACTS
Fund Size	$1,461,141,716
Number of Holdings	2,218
Portfolio Turnover	10%
What did the Fund invest in?
(as of June 30, 2026)

MARKET SECTORS (% of Fund's net assets)
Financials	24.5
Information Technology	22.0
Industrials	14.1
Consumer Discretionary	7.3
Health Care	6.4
Materials	6.3
Consumer Staples	4.6
Communication Services	3.9
Energy	3.9
Utilities	2.7
Real Estate	1.4

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 96.7
Preferred Stocks - 0.4
Short-Term Investments and Net Other Assets (Liabilities) - 2.9

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

Japan - 16.0
Taiwan - 9.5
Korea (South) - 7.9
Canada - 7.3
United States - 7.0
United Kingdom - 6.3
China - 5.1
Germany - 4.5
Australia - 4.4
Others - 32.0

TOP HOLDINGS (% of Fund's net assets)
Taiwan Semiconductor Manufacturing Co Ltd	4.8
Samsung Electronics Co Ltd	2.7
SK Hynix Inc	2.4
ASML Holding NV	1.9
Tencent Holdings Ltd	0.9
HSBC Holdings PLC	0.9
Roche Holding AG	0.8
Novartis AG	0.7
Astrazeneca PLC	0.7
Royal Bank of Canada	0.7
16.5
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9916176.102    3074-TSRS-0826

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF JUNE 30, 2026
VIP International Capital Appreciation Portfolio VIP International Capital Appreciation Portfolio Service Class 2

This semi-annual shareholder report contains information about VIP International Capital Appreciation Portfolio for the period January 1, 2026 to June 30, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class 2	$ 54	1.03%
Key Fund Statistics
(as of June 30, 2026)

KEY FACTS
Fund Size	$1,004,184,516
Number of Holdings	61
Portfolio Turnover	137%
What did the Fund invest in?
(as of June 30, 2026)

MARKET SECTORS (% of Fund's net assets)
Information Technology	35.5
Industrials	26.4
Financials	19.9
Materials	6.1
Consumer Discretionary	4.2
Consumer Staples	2.9
Utilities	1.8
Communication Services	1.2
Real Estate	0.8

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 98.8
Short-Term Investments and Net Other Assets (Liabilities) - 1.2

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 19.9
Japan - 17.2
Korea (South) - 9.1
Taiwan - 7.0
Netherlands - 6.1
India - 5.3
Israel - 5.2
Spain - 5.1
United Kingdom - 4.1
Others - 21.0

TOP HOLDINGS (% of Fund's net assets)
Taiwan Semiconductor Manufacturing Co Ltd	7.0
Samsung Electronics Co Ltd	4.6
SK Hynix Inc	4.5
ASML Holding NV	3.9
Rolls-Royce Holdings PLC	2.3
ASM International NV	2.2
Tokyo Electron Ltd	2.1
Banco Santander SA	2.1
Safran SA	1.9
Schneider Electric SE	1.9
32.5
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9916067.102    1392-TSRS-0826

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF JUNE 30, 2026
VIP International Capital Appreciation Portfolio VIP International Capital Appreciation Portfolio Service Class

This semi-annual shareholder report contains information about VIP International Capital Appreciation Portfolio for the period January 1, 2026 to June 30, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$ 46	0.88%
Key Fund Statistics
(as of June 30, 2026)

KEY FACTS
Fund Size	$1,004,184,516
Number of Holdings	61
Portfolio Turnover	137%
What did the Fund invest in?
(as of June 30, 2026)

MARKET SECTORS (% of Fund's net assets)
Information Technology	35.5
Industrials	26.4
Financials	19.9
Materials	6.1
Consumer Discretionary	4.2
Consumer Staples	2.9
Utilities	1.8
Communication Services	1.2
Real Estate	0.8

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 98.8
Short-Term Investments and Net Other Assets (Liabilities) - 1.2

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 19.9
Japan - 17.2
Korea (South) - 9.1
Taiwan - 7.0
Netherlands - 6.1
India - 5.3
Israel - 5.2
Spain - 5.1
United Kingdom - 4.1
Others - 21.0

TOP HOLDINGS (% of Fund's net assets)
Taiwan Semiconductor Manufacturing Co Ltd	7.0
Samsung Electronics Co Ltd	4.6
SK Hynix Inc	4.5
ASML Holding NV	3.9
Rolls-Royce Holdings PLC	2.3
ASM International NV	2.2
Tokyo Electron Ltd	2.1
Banco Santander SA	2.1
Safran SA	1.9
Schneider Electric SE	1.9
32.5
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9916066.102    1391-TSRS-0826

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF JUNE 30, 2026
VIP International Capital Appreciation Portfolio VIP International Capital Appreciation Portfolio Investor Class

This semi-annual shareholder report contains information about VIP International Capital Appreciation Portfolio for the period January 1, 2026 to June 30, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$ 45	0.86%
Key Fund Statistics
(as of June 30, 2026)

KEY FACTS
Fund Size	$1,004,184,516
Number of Holdings	61
Portfolio Turnover	137%
What did the Fund invest in?
(as of June 30, 2026)

MARKET SECTORS (% of Fund's net assets)
Information Technology	35.5
Industrials	26.4
Financials	19.9
Materials	6.1
Consumer Discretionary	4.2
Consumer Staples	2.9
Utilities	1.8
Communication Services	1.2
Real Estate	0.8

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 98.8
Short-Term Investments and Net Other Assets (Liabilities) - 1.2

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 19.9
Japan - 17.2
Korea (South) - 9.1
Taiwan - 7.0
Netherlands - 6.1
India - 5.3
Israel - 5.2
Spain - 5.1
United Kingdom - 4.1
Others - 21.0

TOP HOLDINGS (% of Fund's net assets)
Taiwan Semiconductor Manufacturing Co Ltd	7.0
Samsung Electronics Co Ltd	4.6
SK Hynix Inc	4.5
ASML Holding NV	3.9
Rolls-Royce Holdings PLC	2.3
ASM International NV	2.2
Tokyo Electron Ltd	2.1
Banco Santander SA	2.1
Safran SA	1.9
Schneider Electric SE	1.9
32.5
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9916068.102    1473-TSRS-0826

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF JUNE 30, 2026
VIP International Capital Appreciation Portfolio VIP International Capital Appreciation Portfolio Initial Class

This semi-annual shareholder report contains information about VIP International Capital Appreciation Portfolio for the period January 1, 2026 to June 30, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Initial Class	$ 41	0.78%
Key Fund Statistics
(as of June 30, 2026)

KEY FACTS
Fund Size	$1,004,184,516
Number of Holdings	61
Portfolio Turnover	137%
What did the Fund invest in?
(as of June 30, 2026)

MARKET SECTORS (% of Fund's net assets)
Information Technology	35.5
Industrials	26.4
Financials	19.9
Materials	6.1
Consumer Discretionary	4.2
Consumer Staples	2.9
Utilities	1.8
Communication Services	1.2
Real Estate	0.8

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 98.8
Short-Term Investments and Net Other Assets (Liabilities) - 1.2

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 19.9
Japan - 17.2
Korea (South) - 9.1
Taiwan - 7.0
Netherlands - 6.1
India - 5.3
Israel - 5.2
Spain - 5.1
United Kingdom - 4.1
Others - 21.0

TOP HOLDINGS (% of Fund's net assets)
Taiwan Semiconductor Manufacturing Co Ltd	7.0
Samsung Electronics Co Ltd	4.6
SK Hynix Inc	4.5
ASML Holding NV	3.9
Rolls-Royce Holdings PLC	2.3
ASM International NV	2.2
Tokyo Electron Ltd	2.1
Banco Santander SA	2.1
Safran SA	1.9
Schneider Electric SE	1.9
32.5
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9916065.102    1390-TSRS-0826

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF JUNE 30, 2026
VIP Index 500 Portfolio VIP Index 500 Portfolio Service Class 2

This semi-annual shareholder report contains information about VIP Index 500 Portfolio for the period January 1, 2026 to June 30, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class 2	$ 18	0.34%
Key Fund Statistics
(as of June 30, 2026)

KEY FACTS
Fund Size	$20,375,853,447
Number of Holdings	507
Portfolio Turnover	6%
What did the Fund invest in?
(as of June 30, 2026)

MARKET SECTORS (% of Fund's net assets)
Information Technology	38.0
Financials	11.7
Communication Services	9.7
Consumer Discretionary	9.3
Industrials	8.9
Health Care	8.9
Consumer Staples	4.6
Energy	3.0
Utilities	2.2
Materials	1.8
Real Estate	1.8

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 99.9
Short-Term Investments and Net Other Assets (Liabilities) - 0.1

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 99.8
Netherlands - 0.1
Switzerland - 0.1

TOP HOLDINGS (% of Fund's net assets)
NVIDIA Corp	7.6
Apple Inc	6.7
Microsoft Corp	4.4
Amazon.com Inc	3.7
Alphabet Inc Class A	3.3
Broadcom Inc	2.8
Alphabet Inc Class C	2.6
Micron Technology Inc	2.0
Meta Platforms Inc Class A	1.9
Tesla Inc	1.8
36.8
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915965.102    366-TSRS-0826

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF JUNE 30, 2026
VIP Index 500 Portfolio VIP Index 500 Portfolio Service Class

This semi-annual shareholder report contains information about VIP Index 500 Portfolio for the period January 1, 2026 to June 30, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$ 10	0.19%
Key Fund Statistics
(as of June 30, 2026)

KEY FACTS
Fund Size	$20,375,853,447
Number of Holdings	507
Portfolio Turnover	6%
What did the Fund invest in?
(as of June 30, 2026)

MARKET SECTORS (% of Fund's net assets)
Information Technology	38.0
Financials	11.7
Communication Services	9.7
Consumer Discretionary	9.3
Industrials	8.9
Health Care	8.9
Consumer Staples	4.6
Energy	3.0
Utilities	2.2
Materials	1.8
Real Estate	1.8

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 99.9
Short-Term Investments and Net Other Assets (Liabilities) - 0.1

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 99.8
Netherlands - 0.1
Switzerland - 0.1

TOP HOLDINGS (% of Fund's net assets)
NVIDIA Corp	7.6
Apple Inc	6.7
Microsoft Corp	4.4
Amazon.com Inc	3.7
Alphabet Inc Class A	3.3
Broadcom Inc	2.8
Alphabet Inc Class C	2.6
Micron Technology Inc	2.0
Meta Platforms Inc Class A	1.9
Tesla Inc	1.8
36.8
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915966.102    822-TSRS-0826

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF JUNE 30, 2026
VIP Index 500 Portfolio VIP Index 500 Portfolio Initial Class

This semi-annual shareholder report contains information about VIP Index 500 Portfolio for the period January 1, 2026 to June 30, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Initial Class	$ 5	0.09%
Key Fund Statistics
(as of June 30, 2026)

KEY FACTS
Fund Size	$20,375,853,447
Number of Holdings	507
Portfolio Turnover	6%
What did the Fund invest in?
(as of June 30, 2026)

MARKET SECTORS (% of Fund's net assets)
Information Technology	38.0
Financials	11.7
Communication Services	9.7
Consumer Discretionary	9.3
Industrials	8.9
Health Care	8.9
Consumer Staples	4.6
Energy	3.0
Utilities	2.2
Materials	1.8
Real Estate	1.8

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 99.9
Short-Term Investments and Net Other Assets (Liabilities) - 0.1

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 99.8
Netherlands - 0.1
Switzerland - 0.1

TOP HOLDINGS (% of Fund's net assets)
NVIDIA Corp	7.6
Apple Inc	6.7
Microsoft Corp	4.4
Amazon.com Inc	3.7
Alphabet Inc Class A	3.3
Broadcom Inc	2.8
Alphabet Inc Class C	2.6
Micron Technology Inc	2.0
Meta Platforms Inc Class A	1.9
Tesla Inc	1.8
36.8
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915964.102    157-TSRS-0826

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF JUNE 30, 2026
VIP Extended Market Index Portfolio VIP Extended Market Index Portfolio Service Class 2

This semi-annual shareholder report contains information about VIP Extended Market Index Portfolio for the period January 1, 2026 to June 30, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class 2	$ 20	0.37%
Key Fund Statistics
(as of June 30, 2026)

KEY FACTS
Fund Size	$602,887,572
Number of Holdings	2,160
Portfolio Turnover	34%
What did the Fund invest in?
(as of June 30, 2026)

MARKET SECTORS (% of Fund's net assets)
Industrials	18.4
Financials	16.6
Information Technology	16.0
Health Care	14.1
Consumer Discretionary	10.7
Real Estate	6.7
Energy	3.7
Materials	3.5
Communication Services	3.1
Consumer Staples	2.8
Utilities	2.4

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 98.0
Preferred Stocks - 0.0
Short-Term Investments and Net Other Assets (Liabilities) - 2.0

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 98.4
Thailand - 0.4
Puerto Rico - 0.3
Bermuda - 0.2
Canada - 0.2
Switzerland - 0.1
Japan - 0.1
Sweden - 0.1
Singapore - 0.1
Others - 0.1

TOP HOLDINGS (% of Fund's net assets)
Astera Labs Inc	1.0
nVent Electric PLC	0.5
MKS Inc	0.4
Sterling Infrastructure Inc	0.4
Everpure Inc Class A	0.4
Moderna Inc	0.4
Affirm Holdings Inc Class A	0.4
Reddit Inc Class A	0.4
RBC Bearings Inc	0.4
Lattice Semiconductor Corp	0.3
4.6
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9916174.102    3073-TSRS-0826

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF JUNE 30, 2026
VIP Extended Market Index Portfolio VIP Extended Market Index Portfolio Service Class

This semi-annual shareholder report contains information about VIP Extended Market Index Portfolio for the period January 1, 2026 to June 30, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$ 12	0.22%
Key Fund Statistics
(as of June 30, 2026)

KEY FACTS
Fund Size	$602,887,572
Number of Holdings	2,160
Portfolio Turnover	34%
What did the Fund invest in?
(as of June 30, 2026)

MARKET SECTORS (% of Fund's net assets)
Industrials	18.4
Financials	16.6
Information Technology	16.0
Health Care	14.1
Consumer Discretionary	10.7
Real Estate	6.7
Energy	3.7
Materials	3.5
Communication Services	3.1
Consumer Staples	2.8
Utilities	2.4

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 98.0
Preferred Stocks - 0.0
Short-Term Investments and Net Other Assets (Liabilities) - 2.0

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 98.4
Thailand - 0.4
Puerto Rico - 0.3
Bermuda - 0.2
Canada - 0.2
Switzerland - 0.1
Japan - 0.1
Sweden - 0.1
Singapore - 0.1
Others - 0.1

TOP HOLDINGS (% of Fund's net assets)
Astera Labs Inc	1.0
nVent Electric PLC	0.5
MKS Inc	0.4
Sterling Infrastructure Inc	0.4
Everpure Inc Class A	0.4
Moderna Inc	0.4
Affirm Holdings Inc Class A	0.4
Reddit Inc Class A	0.4
RBC Bearings Inc	0.4
Lattice Semiconductor Corp	0.3
4.6
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9916172.102    1016-TSRS-0826

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF JUNE 30, 2026
VIP Extended Market Index Portfolio VIP Extended Market Index Portfolio Initial Class

This semi-annual shareholder report contains information about VIP Extended Market Index Portfolio for the period January 1, 2026 to June 30, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Initial Class	$ 7	0.12%
Key Fund Statistics
(as of June 30, 2026)

KEY FACTS
Fund Size	$602,887,572
Number of Holdings	2,160
Portfolio Turnover	34%
What did the Fund invest in?
(as of June 30, 2026)

MARKET SECTORS (% of Fund's net assets)
Industrials	18.4
Financials	16.6
Information Technology	16.0
Health Care	14.1
Consumer Discretionary	10.7
Real Estate	6.7
Energy	3.7
Materials	3.5
Communication Services	3.1
Consumer Staples	2.8
Utilities	2.4

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 98.0
Preferred Stocks - 0.0
Short-Term Investments and Net Other Assets (Liabilities) - 2.0

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 98.4
Thailand - 0.4
Puerto Rico - 0.3
Bermuda - 0.2
Canada - 0.2
Switzerland - 0.1
Japan - 0.1
Sweden - 0.1
Singapore - 0.1
Others - 0.1

TOP HOLDINGS (% of Fund's net assets)
Astera Labs Inc	1.0
nVent Electric PLC	0.5
MKS Inc	0.4
Sterling Infrastructure Inc	0.4
Everpure Inc Class A	0.4
Moderna Inc	0.4
Affirm Holdings Inc Class A	0.4
Reddit Inc Class A	0.4
RBC Bearings Inc	0.4
Lattice Semiconductor Corp	0.3
4.6
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9916173.102    3072-TSRS-0826

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF JUNE 30, 2026
VIP Emerging Markets Portfolio VIP Emerging Markets Portfolio Service Class 2

This semi-annual shareholder report contains information about VIP Emerging Markets Portfolio for the period January 1, 2026 to June 30, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class 2	$ 61	1.08%
Key Fund Statistics
(as of June 30, 2026)

KEY FACTS
Fund Size	$1,916,530,432
Number of Holdings	61
Portfolio Turnover	68%
What did the Fund invest in?
(as of June 30, 2026)

MARKET SECTORS (% of Fund's net assets)
Information Technology	39.4
Financials	19.5
Industrials	10.1
Communication Services	7.3
Materials	6.7
Consumer Discretionary	3.8
Health Care	3.6
Energy	3.3
Consumer Staples	1.9

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 95.6
International Equity Funds - 1.1
Short-Term Investments and Net Other Assets (Liabilities) - 3.3

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

Taiwan - 24.7
China - 22.2
Korea (South) - 15.1
United States - 5.2
India - 4.7
Mexico - 4.3
South Africa - 3.5
Greece - 3.1
Hungary - 3.1
Others - 14.1

TOP HOLDINGS (% of Fund's net assets)
Samsung Electronics Co Ltd	10.8
Taiwan Semiconductor Manufacturing Co Ltd	10.5
MediaTek Inc	4.9
Tencent Holdings Ltd	4.1
Yageo Corp	2.7
Luxshare Precision Industry Co Ltd A Shares (China)	2.6
Credicorp Ltd	2.5
SK Hynix Inc	2.5
ASE Technology Holding Co Ltd	2.4
Delta Electronics Inc	2.3
45.3
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9916129.102    2023-TSRS-0826

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF JUNE 30, 2026
VIP Emerging Markets Portfolio VIP Emerging Markets Portfolio Service Class

This semi-annual shareholder report contains information about VIP Emerging Markets Portfolio for the period January 1, 2026 to June 30, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$ 53	0.93%
Key Fund Statistics
(as of June 30, 2026)

KEY FACTS
Fund Size	$1,916,530,432
Number of Holdings	61
Portfolio Turnover	68%
What did the Fund invest in?
(as of June 30, 2026)

MARKET SECTORS (% of Fund's net assets)
Information Technology	39.4
Financials	19.5
Industrials	10.1
Communication Services	7.3
Materials	6.7
Consumer Discretionary	3.8
Health Care	3.6
Energy	3.3
Consumer Staples	1.9

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 95.6
International Equity Funds - 1.1
Short-Term Investments and Net Other Assets (Liabilities) - 3.3

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

Taiwan - 24.7
China - 22.2
Korea (South) - 15.1
United States - 5.2
India - 4.7
Mexico - 4.3
South Africa - 3.5
Greece - 3.1
Hungary - 3.1
Others - 14.1

TOP HOLDINGS (% of Fund's net assets)
Samsung Electronics Co Ltd	10.8
Taiwan Semiconductor Manufacturing Co Ltd	10.5
MediaTek Inc	4.9
Tencent Holdings Ltd	4.1
Yageo Corp	2.7
Luxshare Precision Industry Co Ltd A Shares (China)	2.6
Credicorp Ltd	2.5
SK Hynix Inc	2.5
ASE Technology Holding Co Ltd	2.4
Delta Electronics Inc	2.3
45.3
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9916128.102    2022-TSRS-0826

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF JUNE 30, 2026
VIP Emerging Markets Portfolio VIP Emerging Markets Portfolio Investor Class

This semi-annual shareholder report contains information about VIP Emerging Markets Portfolio for the period January 1, 2026 to June 30, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$ 51	0.90%
Key Fund Statistics
(as of June 30, 2026)

KEY FACTS
Fund Size	$1,916,530,432
Number of Holdings	61
Portfolio Turnover	68%
What did the Fund invest in?
(as of June 30, 2026)

MARKET SECTORS (% of Fund's net assets)
Information Technology	39.4
Financials	19.5
Industrials	10.1
Communication Services	7.3
Materials	6.7
Consumer Discretionary	3.8
Health Care	3.6
Energy	3.3
Consumer Staples	1.9

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 95.6
International Equity Funds - 1.1
Short-Term Investments and Net Other Assets (Liabilities) - 3.3

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

Taiwan - 24.7
China - 22.2
Korea (South) - 15.1
United States - 5.2
India - 4.7
Mexico - 4.3
South Africa - 3.5
Greece - 3.1
Hungary - 3.1
Others - 14.1

TOP HOLDINGS (% of Fund's net assets)
Samsung Electronics Co Ltd	10.8
Taiwan Semiconductor Manufacturing Co Ltd	10.5
MediaTek Inc	4.9
Tencent Holdings Ltd	4.1
Yageo Corp	2.7
Luxshare Precision Industry Co Ltd A Shares (China)	2.6
Credicorp Ltd	2.5
SK Hynix Inc	2.5
ASE Technology Holding Co Ltd	2.4
Delta Electronics Inc	2.3
45.3
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9916130.102    2024-TSRS-0826

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF JUNE 30, 2026
VIP Emerging Markets Portfolio VIP Emerging Markets Portfolio Initial Class

This semi-annual shareholder report contains information about VIP Emerging Markets Portfolio for the period January 1, 2026 to June 30, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Initial Class	$ 47	0.83%
Key Fund Statistics
(as of June 30, 2026)

KEY FACTS
Fund Size	$1,916,530,432
Number of Holdings	61
Portfolio Turnover	68%
What did the Fund invest in?
(as of June 30, 2026)

MARKET SECTORS (% of Fund's net assets)
Information Technology	39.4
Financials	19.5
Industrials	10.1
Communication Services	7.3
Materials	6.7
Consumer Discretionary	3.8
Health Care	3.6
Energy	3.3
Consumer Staples	1.9

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 95.6
International Equity Funds - 1.1
Short-Term Investments and Net Other Assets (Liabilities) - 3.3

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

Taiwan - 24.7
China - 22.2
Korea (South) - 15.1
United States - 5.2
India - 4.7
Mexico - 4.3
South Africa - 3.5
Greece - 3.1
Hungary - 3.1
Others - 14.1

TOP HOLDINGS (% of Fund's net assets)
Samsung Electronics Co Ltd	10.8
Taiwan Semiconductor Manufacturing Co Ltd	10.5
MediaTek Inc	4.9
Tencent Holdings Ltd	4.1
Yageo Corp	2.7
Luxshare Precision Industry Co Ltd A Shares (China)	2.6
Credicorp Ltd	2.5
SK Hynix Inc	2.5
ASE Technology Holding Co Ltd	2.4
Delta Electronics Inc	2.3
45.3
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9916127.102    2021-TSRS-0826

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF JUNE 30, 2026
VIP Disciplined Small Cap Portfolio VIP Disciplined Small Cap Portfolio Service Class 2

This semi-annual shareholder report contains information about VIP Disciplined Small Cap Portfolio for the period January 1, 2026 to June 30, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class 2	$ 32	0.56%
Key Fund Statistics
(as of June 30, 2026)

KEY FACTS
Fund Size	$678,655,288
Number of Holdings	633
Portfolio Turnover	83%
What did the Fund invest in?
(as of June 30, 2026)

MARKET SECTORS (% of Fund's net assets)
Financials	18.5
Information Technology	17.3
Health Care	17.0
Industrials	16.8
Consumer Discretionary	8.3
Energy	5.2
Materials	4.3
Real Estate	3.6
Communication Services	3.5
Utilities	1.4
Consumer Staples	0.7

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 96.6
Preferred Stocks - 0.0
Short-Term Investments and Net Other Assets (Liabilities) - 3.4

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 96.1
Thailand - 0.9
Singapore - 0.9
Canada - 0.7
Puerto Rico - 0.6
Ireland - 0.4
Switzerland - 0.1
Monaco - 0.1
Bermuda - 0.1
Others - 0.1

TOP HOLDINGS (% of Fund's net assets)
Guardant Health Inc	1.1
MaxLinear Inc	1.0
Fabrinet	0.9
ACM Research Inc Class A	0.8
Kulicke & Soffa Industries Inc	0.8
Tenable Holdings Inc	0.8
Kodiak Gas Services Inc	0.8
EnerSys	0.7
Plexus Corp	0.7
Installed Building Products Inc	0.6
8.2
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9916102.102    1531-TSRS-0826

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF JUNE 30, 2026
VIP Disciplined Small Cap Portfolio VIP Disciplined Small Cap Portfolio Service Class

This semi-annual shareholder report contains information about VIP Disciplined Small Cap Portfolio for the period January 1, 2026 to June 30, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$ 23	0.41%
Key Fund Statistics
(as of June 30, 2026)

KEY FACTS
Fund Size	$678,655,288
Number of Holdings	633
Portfolio Turnover	83%
What did the Fund invest in?
(as of June 30, 2026)

MARKET SECTORS (% of Fund's net assets)
Financials	18.5
Information Technology	17.3
Health Care	17.0
Industrials	16.8
Consumer Discretionary	8.3
Energy	5.2
Materials	4.3
Real Estate	3.6
Communication Services	3.5
Utilities	1.4
Consumer Staples	0.7

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 96.6
Preferred Stocks - 0.0
Short-Term Investments and Net Other Assets (Liabilities) - 3.4

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 96.1
Thailand - 0.9
Singapore - 0.9
Canada - 0.7
Puerto Rico - 0.6
Ireland - 0.4
Switzerland - 0.1
Monaco - 0.1
Bermuda - 0.1
Others - 0.1

TOP HOLDINGS (% of Fund's net assets)
Guardant Health Inc	1.1
MaxLinear Inc	1.0
Fabrinet	0.9
ACM Research Inc Class A	0.8
Kulicke & Soffa Industries Inc	0.8
Tenable Holdings Inc	0.8
Kodiak Gas Services Inc	0.8
EnerSys	0.7
Plexus Corp	0.7
Installed Building Products Inc	0.6
8.2
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9916101.102    1530-TSRS-0826

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF JUNE 30, 2026
VIP Disciplined Small Cap Portfolio VIP Disciplined Small Cap Portfolio Investor Class

This semi-annual shareholder report contains information about VIP Disciplined Small Cap Portfolio for the period January 1, 2026 to June 30, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$ 22	0.39%
Key Fund Statistics
(as of June 30, 2026)

KEY FACTS
Fund Size	$678,655,288
Number of Holdings	633
Portfolio Turnover	83%
What did the Fund invest in?
(as of June 30, 2026)

MARKET SECTORS (% of Fund's net assets)
Financials	18.5
Information Technology	17.3
Health Care	17.0
Industrials	16.8
Consumer Discretionary	8.3
Energy	5.2
Materials	4.3
Real Estate	3.6
Communication Services	3.5
Utilities	1.4
Consumer Staples	0.7

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 96.6
Preferred Stocks - 0.0
Short-Term Investments and Net Other Assets (Liabilities) - 3.4

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 96.1
Thailand - 0.9
Singapore - 0.9
Canada - 0.7
Puerto Rico - 0.6
Ireland - 0.4
Switzerland - 0.1
Monaco - 0.1
Bermuda - 0.1
Others - 0.1

TOP HOLDINGS (% of Fund's net assets)
Guardant Health Inc	1.1
MaxLinear Inc	1.0
Fabrinet	0.9
ACM Research Inc Class A	0.8
Kulicke & Soffa Industries Inc	0.8
Tenable Holdings Inc	0.8
Kodiak Gas Services Inc	0.8
EnerSys	0.7
Plexus Corp	0.7
Installed Building Products Inc	0.6
8.2
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9916103.102    1532-TSRS-0826

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF JUNE 30, 2026
VIP Disciplined Small Cap Portfolio VIP Disciplined Small Cap Portfolio Initial Class

This semi-annual shareholder report contains information about VIP Disciplined Small Cap Portfolio for the period January 1, 2026 to June 30, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Initial Class	$ 18	0.31%
Key Fund Statistics
(as of June 30, 2026)

KEY FACTS
Fund Size	$678,655,288
Number of Holdings	633
Portfolio Turnover	83%
What did the Fund invest in?
(as of June 30, 2026)

MARKET SECTORS (% of Fund's net assets)
Financials	18.5
Information Technology	17.3
Health Care	17.0
Industrials	16.8
Consumer Discretionary	8.3
Energy	5.2
Materials	4.3
Real Estate	3.6
Communication Services	3.5
Utilities	1.4
Consumer Staples	0.7

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 96.6
Preferred Stocks - 0.0
Short-Term Investments and Net Other Assets (Liabilities) - 3.4

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 96.1
Thailand - 0.9
Singapore - 0.9
Canada - 0.7
Puerto Rico - 0.6
Ireland - 0.4
Switzerland - 0.1
Monaco - 0.1
Bermuda - 0.1
Others - 0.1

TOP HOLDINGS (% of Fund's net assets)
Guardant Health Inc	1.1
MaxLinear Inc	1.0
Fabrinet	0.9
ACM Research Inc Class A	0.8
Kulicke & Soffa Industries Inc	0.8
Tenable Holdings Inc	0.8
Kodiak Gas Services Inc	0.8
EnerSys	0.7
Plexus Corp	0.7
Installed Building Products Inc	0.6
8.2
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9916100.102    1529-TSRS-0826

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF JUNE 30, 2026
VIP Contrafund℠ Portfolio VIP Contrafund℠ Portfolio Service Class 2

This semi-annual shareholder report contains information about VIP Contrafund℠ Portfolio for the period January 1, 2026 to June 30, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class 2	$ 41	0.78%
Key Fund Statistics
(as of June 30, 2026)

KEY FACTS
Fund Size	$30,447,504,201
Number of Holdings	457
Portfolio Turnover	40%
What did the Fund invest in?
(as of June 30, 2026)

MARKET SECTORS (% of Fund's net assets)
Information Technology	34.9
Communication Services	19.2
Financials	10.8
Industrials	9.5
Consumer Discretionary	8.2
Health Care	7.5
Consumer Staples	2.4
Energy	1.9
Materials	1.5
Real Estate	1.1
Utilities	0.7

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 96.5
Preferred Stocks - 1.2
Bonds - 0.0
Preferred Securities - 0.0
Short-Term Investments and Net Other Assets (Liabilities) - 2.3

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 90.6
Canada - 2.7
Taiwan - 2.3
Netherlands - 1.4
Korea (South) - 0.9
United Kingdom - 0.5
Japan - 0.4
Belgium - 0.4
Brazil - 0.2
Others - 0.6

TOP HOLDINGS (% of Fund's net assets)
NVIDIA Corp	10.2
Meta Platforms Inc Class A	6.5
Alphabet Inc Class C	5.5
Amazon.com Inc	4.6
Space Exploration Technologies Corp	3.3
Berkshire Hathaway Inc Class B	3.3
Microsoft Corp	2.6
Eli Lilly & Co	2.2
Broadcom Inc	2.2
Apple Inc	1.9
42.3
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915969.102    365-TSRS-0826

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF JUNE 30, 2026
VIP Contrafund℠ Portfolio VIP Contrafund℠ Portfolio Service Class

This semi-annual shareholder report contains information about VIP Contrafund℠ Portfolio for the period January 1, 2026 to June 30, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$ 33	0.63%
Key Fund Statistics
(as of June 30, 2026)

KEY FACTS
Fund Size	$30,447,504,201
Number of Holdings	457
Portfolio Turnover	40%
What did the Fund invest in?
(as of June 30, 2026)

MARKET SECTORS (% of Fund's net assets)
Information Technology	34.9
Communication Services	19.2
Financials	10.8
Industrials	9.5
Consumer Discretionary	8.2
Health Care	7.5
Consumer Staples	2.4
Energy	1.9
Materials	1.5
Real Estate	1.1
Utilities	0.7

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 96.5
Preferred Stocks - 1.2
Bonds - 0.0
Preferred Securities - 0.0
Short-Term Investments and Net Other Assets (Liabilities) - 2.3

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 90.6
Canada - 2.7
Taiwan - 2.3
Netherlands - 1.4
Korea (South) - 0.9
United Kingdom - 0.5
Japan - 0.4
Belgium - 0.4
Brazil - 0.2
Others - 0.6

TOP HOLDINGS (% of Fund's net assets)
NVIDIA Corp	10.2
Meta Platforms Inc Class A	6.5
Alphabet Inc Class C	5.5
Amazon.com Inc	4.6
Space Exploration Technologies Corp	3.3
Berkshire Hathaway Inc Class B	3.3
Microsoft Corp	2.6
Eli Lilly & Co	2.2
Broadcom Inc	2.2
Apple Inc	1.9
42.3
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915970.102    470-TSRS-0826

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF JUNE 30, 2026
VIP Contrafund℠ Portfolio VIP Contrafund℠ Portfolio Investor Class

This semi-annual shareholder report contains information about VIP Contrafund℠ Portfolio for the period January 1, 2026 to June 30, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$ 32	0.60%
Key Fund Statistics
(as of June 30, 2026)

KEY FACTS
Fund Size	$30,447,504,201
Number of Holdings	457
Portfolio Turnover	40%
What did the Fund invest in?
(as of June 30, 2026)

MARKET SECTORS (% of Fund's net assets)
Information Technology	34.9
Communication Services	19.2
Financials	10.8
Industrials	9.5
Consumer Discretionary	8.2
Health Care	7.5
Consumer Staples	2.4
Energy	1.9
Materials	1.5
Real Estate	1.1
Utilities	0.7

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 96.5
Preferred Stocks - 1.2
Bonds - 0.0
Preferred Securities - 0.0
Short-Term Investments and Net Other Assets (Liabilities) - 2.3

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 90.6
Canada - 2.7
Taiwan - 2.3
Netherlands - 1.4
Korea (South) - 0.9
United Kingdom - 0.5
Japan - 0.4
Belgium - 0.4
Brazil - 0.2
Others - 0.6

TOP HOLDINGS (% of Fund's net assets)
NVIDIA Corp	10.2
Meta Platforms Inc Class A	6.5
Alphabet Inc Class C	5.5
Amazon.com Inc	4.6
Space Exploration Technologies Corp	3.3
Berkshire Hathaway Inc Class B	3.3
Microsoft Corp	2.6
Eli Lilly & Co	2.2
Broadcom Inc	2.2
Apple Inc	1.9
42.3
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915967.102    1459-TSRS-0826

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF JUNE 30, 2026
VIP Contrafund℠ Portfolio VIP Contrafund℠ Portfolio Initial Class

This semi-annual shareholder report contains information about VIP Contrafund℠ Portfolio for the period January 1, 2026 to June 30, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Initial Class	$ 28	0.53%
Key Fund Statistics
(as of June 30, 2026)

KEY FACTS
Fund Size	$30,447,504,201
Number of Holdings	457
Portfolio Turnover	40%
What did the Fund invest in?
(as of June 30, 2026)

MARKET SECTORS (% of Fund's net assets)
Information Technology	34.9
Communication Services	19.2
Financials	10.8
Industrials	9.5
Consumer Discretionary	8.2
Health Care	7.5
Consumer Staples	2.4
Energy	1.9
Materials	1.5
Real Estate	1.1
Utilities	0.7

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 96.5
Preferred Stocks - 1.2
Bonds - 0.0
Preferred Securities - 0.0
Short-Term Investments and Net Other Assets (Liabilities) - 2.3

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 90.6
Canada - 2.7
Taiwan - 2.3
Netherlands - 1.4
Korea (South) - 0.9
United Kingdom - 0.5
Japan - 0.4
Belgium - 0.4
Brazil - 0.2
Others - 0.6

TOP HOLDINGS (% of Fund's net assets)
NVIDIA Corp	10.2
Meta Platforms Inc Class A	6.5
Alphabet Inc Class C	5.5
Amazon.com Inc	4.6
Space Exploration Technologies Corp	3.3
Berkshire Hathaway Inc Class B	3.3
Microsoft Corp	2.6
Eli Lilly & Co	2.2
Broadcom Inc	2.2
Apple Inc	1.9
42.3
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915968.102    158-TSRS-0826

Item 2.

Code of Ethics

Not applicable.

Item 3.

Audit Committee Financial Expert

Not applicable.

Item 4.

Principal Accountant Fees and Services

Not applicable.

Item 5.

Audit Committee of Listed Registrants

Not applicable.

Item 6.

Investments

(a)

Not applicable.

(b)

Not applicable

Item 7.

Financial Statements and Financial Highlights for Open-End Management Investment Companies

Fidelity® Variable Insurance Products:

VIP International Capital Appreciation Portfolio

Semi-Annual Report
June 30, 2026
To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.
You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.
Fidelity® Variable Insurance Products are separate account options which are purchased through a variable insurance contract.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2026 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.
Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies (Semi-Annual Report)
VIP International Capital Appreciation Portfolio
Schedule of Investments June 30, 2026 (Unaudited)
Showing Percentage of Net Assets
Common Stocks - 98.8%
	Shares	Value ($)
AUSTRIA - 1.4%
Financials - 1.4%
Banks - 1.4%
Erste Group Bank AG	103,363	13,833,891
BRAZIL - 1.4%
Materials - 1.4%
Metals & Mining - 1.4%
Wheaton Precious Metals Corp	121,205	13,634,441
CANADA - 2.9%
Information Technology - 1.6%
Electronic Equipment, Instruments & Components - 1.6%
Celestica Inc (United States) (a)	44,417	16,203,322
Materials - 1.3%
Metals & Mining - 1.3%
Franco-Nevada Corp	63,368	13,222,275
TOTAL CANADA		29,425,597
CHINA - 1.1%
Industrials - 1.1%
Electrical Equipment - 1.1%
Contemporary Amperex Technology Co Ltd A Shares (China)	199,900	11,619,930
FRANCE - 1.9%
Industrials - 1.9%
Aerospace & Defense - 1.9%
Safran SA	47,916	18,882,788
GERMANY - 3.6%
Industrials - 2.5%
Electrical Equipment - 1.6%
Siemens Energy AG	82,911	15,806,279
Machinery - 0.9%
RENK Group AG	189,100	9,112,569
TOTAL INDUSTRIALS		24,918,848
Materials - 1.1%
Construction Materials - 1.1%
Heidelberg Materials AG	57,167	10,905,750
TOTAL GERMANY		35,824,598
INDIA - 5.3%
Communication Services - 1.2%
Wireless Telecommunication Services - 1.2%
Bharti Airtel Ltd	609,027	11,929,592
Industrials - 3.3%
Transportation Infrastructure - 3.3%
Adani Ports & Special Economic Zone Ltd	680,840	13,041,266
GMR Airports Ltd (a)	9,720,375	11,527,966
JSW Infrastructure Ltd	2,487,900	8,488,665
TOTAL INDUSTRIALS		33,057,897
Real Estate - 0.8%
Real Estate Management & Development - 0.8%
Lodha Developers Ltd (b)(c)	765,800	7,744,682
TOTAL INDIA		52,732,171
ISRAEL - 5.2%
Financials - 3.8%
Banks - 2.8%
Bank Hapoalim BM	587,327	13,537,227
Bank Leumi Le-Israel BM	614,724	13,743,162
		27,280,389
Insurance - 1.0%
Harel Insurance Investments & Financial Services Ltd	200,330	10,542,090
TOTAL FINANCIALS		37,822,479
Information Technology - 1.4%
Electronic Equipment, Instruments & Components - 1.4%
Next Vision Stabilized Systems Ltd	175,212	14,166,039
TOTAL ISRAEL		51,988,518
ITALY - 3.4%
Financials - 3.4%
Banks - 3.4%
Intesa Sanpaolo SpA	2,389,967	16,426,934
UniCredit SpA	192,546	17,255,735

TOTAL ITALY		33,682,669
JAPAN - 17.2%
Consumer Discretionary - 1.4%
Household Durables - 1.4%
Panasonic Holdings Corp	491,200	13,819,121
Consumer Staples - 1.1%
Tobacco - 1.1%
Japan Tobacco Inc	336,966	12,433,875
Financials - 3.6%
Banks - 3.6%
Mitsubishi UFJ Financial Group Inc	899,804	17,926,737
Sumitomo Mitsui Financial Group Inc	456,678	17,901,347
TOTAL FINANCIALS		35,828,084
Industrials - 4.0%
Industrial Conglomerates - 1.7%
Hitachi Ltd	611,365	16,920,198
Machinery - 2.3%
Kawasaki Heavy Industries Ltd	603,821	10,927,391
Mitsubishi Heavy Industries Ltd	522,248	11,866,885
		22,794,276
TOTAL INDUSTRIALS		39,714,474
Information Technology - 7.1%
Semiconductors & Semiconductor Equipment - 7.1%
Advantest Corp	82,825	17,039,458
Disco Corp	30,100	15,659,039
Kioxia Holdings Corp (a)	30,200	17,553,144
Tokyo Electron Ltd	42,819	20,760,971
TOTAL INFORMATION TECHNOLOGY		71,012,612
TOTAL JAPAN		172,808,166
KOREA (SOUTH) - 9.1%
Information Technology - 9.1%
Semiconductors & Semiconductor Equipment - 4.5%
SK Hynix Inc	25,614	45,235,390
Technology Hardware, Storage & Peripherals - 4.6%
Samsung Electronics Co Ltd	208,608	46,327,815
TOTAL KOREA (SOUTH)		91,563,205
MEXICO - 1.2%
Industrials - 1.2%
Transportation Infrastructure - 1.2%
Grupo Aeroportuario del Pacifico SAB de CV Series B	473,503	11,974,921
NETHERLANDS - 6.1%
Information Technology - 6.1%
Semiconductors & Semiconductor Equipment - 6.1%
ASM International NV	19,612	22,419,876
ASML Holding NV	19,678	38,965,902

TOTAL NETHERLANDS		61,385,778
SPAIN - 5.1%
Financials - 2.1%
Banks - 2.1%
Banco Santander SA	1,488,229	20,656,406
Industrials - 1.2%
Construction & Engineering - 1.2%
ACS Actividades de Construccion y Servicios SA	81,921	12,046,698
ACS Actividades de Construccion y Servicios SA rights 7/13/2026 (a)	81,921	171,948
TOTAL INDUSTRIALS		12,218,646
Utilities - 1.8%
Electric Utilities - 1.8%
Iberdrola SA	729,197	18,149,405
TOTAL SPAIN		51,024,457
SWITZERLAND - 3.2%
Financials - 3.2%
Capital Markets - 1.7%
UBS Group AG	351,134	17,408,946
Insurance - 1.5%
Zurich Insurance Group AG	20,250	14,977,566
TOTAL SWITZERLAND		32,386,512
TAIWAN - 7.0%
Information Technology - 7.0%
Semiconductors & Semiconductor Equipment - 7.0%
Taiwan Semiconductor Manufacturing Co Ltd	889,373	70,269,869
UNITED ARAB EMIRATES - 0.9%
Industrials - 0.9%
Transportation Infrastructure - 0.9%
Salik Co PJSC	6,577,528	10,530,348
UNITED KINGDOM - 4.1%
Consumer Staples - 1.8%
Tobacco - 1.8%
British American Tobacco PLC	289,289	17,902,062
Industrials - 2.3%
Aerospace & Defense - 2.3%
Rolls-Royce Holdings PLC	1,194,502	22,898,176
TOTAL UNITED KINGDOM		40,800,238
UNITED STATES - 18.7%
Consumer Discretionary - 2.8%
Hotels, Restaurants & Leisure - 2.8%
Hilton Worldwide Holdings Inc	34,342	11,348,657
InterContinental Hotels Group PLC	96,149	16,561,666
TOTAL CONSUMER DISCRETIONARY		27,910,323
Financials - 2.4%
Financial Services - 2.4%
Mastercard Inc Class A	24,373	12,517,973
Visa Inc Class A	34,831	11,950,168
TOTAL FINANCIALS		24,468,141
Industrials - 8.0%
Aerospace & Defense - 1.4%
HEICO Corp	40,878	14,560,335
Building Products - 1.1%
Trane Technologies PLC	23,477	11,530,963
Commercial Services & Supplies - 1.2%
Waste Connections Inc	69,819	11,637,238
Construction & Engineering - 1.2%
Ferrovial NV	172,016	11,788,798
Electrical Equipment - 3.1%
Eaton Corp PLC	27,170	11,577,680
Schneider Electric SE	57,383	18,777,198
		30,354,878
TOTAL INDUSTRIALS		79,872,212
Information Technology - 3.2%
Electronic Equipment, Instruments & Components - 1.5%
Amphenol Corp Class A	90,966	16,039,125
Software - 1.7%
Cadence Design Systems Inc (a)	44,167	16,576,759
TOTAL INFORMATION TECHNOLOGY		32,615,884
Materials - 2.3%
Construction Materials - 2.3%
CRH PLC	99,575	10,654,524
Holcim AG	135,111	12,181,977
TOTAL MATERIALS		22,836,501
TOTAL UNITED STATES		187,703,061
TOTAL COMMON STOCKS (Cost $691,267,086)		992,071,158

Money Market Funds - 1.4%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (d) (Cost $13,976,544)	3.69	13,973,770	13,976,565

TOTAL INVESTMENT IN SECURITIES - 100.2% (Cost $705,243,630)	1,006,047,723
NET OTHER ASSETS (LIABILITIES) - (0.2)%	(1,863,207)
NET ASSETS - 100.0%	1,004,184,516

Legend

(a)	Non-income producing.
(b)
Security exempt from registration under Regulation S of the Securities Act of 1933 and may be resold to qualified foreign investors outside of the United States. At the end of the period, the value of securities amounted to $7,744,682 or 0.8% of net assets.

(c)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $7,744,682 or 0.8% of net assets.

(d)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	7,742,042	209,691,383	203,456,882	171,204	(398)	420	13,976,565	13,973,770	0.0%
Fidelity Securities Lending Cash Central Fund	167,580	16,967,552	17,135,132	3,312	-	-	-	-	0.0%
Total	7,909,622	226,658,935	220,592,014	174,516	(398)	420	13,976,565

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.
Investment Valuation

The following is a summary of the inputs used, as of June 30, 2026, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Common Stocks
Communication Services	11,929,592	-	11,929,592	-
Consumer Discretionary	41,729,444	27,910,323	13,819,121	-
Consumer Staples	30,335,937	-	30,335,937	-
Financials	198,678,182	79,699,566	118,978,616	-
Industrials	265,688,240	104,931,498	160,756,742	-
Information Technology	357,216,709	85,405,121	271,811,588	-
Materials	60,598,967	37,511,240	23,087,727	-
Real Estate	7,744,682	-	7,744,682	-
Utilities	18,149,405	-	18,149,405	-

Money Market Funds	13,976,565	13,976,565	-	-
Total Investments in Securities:	1,006,047,723	349,434,313	656,613,410	-
Financial Statements (Unaudited)
Statement of Assets and Liabilities
As of June 30, 2026 (Unaudited)
Assets
Investment in securities, at value - See accompanying schedule:
Unaffiliated issuers (cost $691,267,086)	$992,071,158
Fidelity Central Funds (cost $13,976,544)	13,976,565

Total Investment in Securities (cost $705,243,630)		$1,006,047,723
Foreign currency held at value (cost $656,470)		655,211
Receivable for investments sold		2,103
Receivable for fund shares sold		26,105
Dividends receivable		732,484
Reclaims receivable		1,405,052
Distributions receivable from Fidelity Central Funds		38,077
Other receivables		188,894
Total assets		1,009,095,649
Liabilities
Payable for investments purchased	$1,365,100
Payable for fund shares redeemed	1,004,756
Accrued management fee	636,280
Distribution and service plan fees payable	44,046
Deferred taxes	1,807,407
Other payables and accrued expenses	53,544
Total liabilities		4,911,133
Net Assets		$1,004,184,516
Net Assets consist of:
Paid in capital		$676,047,126
Total accumulated earnings (loss)		328,137,390
Net Assets		$1,004,184,516

Net Asset Value and Maximum Offering Price
Initial Class :
Net Asset Value, offering price and redemption price per share ($258,366,737 ÷ 9,359,444 shares)		$27.60
Service Class :
Net Asset Value, offering price and redemption price per share ($37,619,650 ÷ 1,376,431 shares)		$27.33
Service Class 2 :
Net Asset Value, offering price and redemption price per share ($202,034,861 ÷ 7,441,709 shares)		$27.15
Investor Class :
Net Asset Value, offering price and redemption price per share ($506,163,268 ÷ 18,543,335 shares)		$27.30
Statement of Operations
Six months ended June 30, 2026 (Unaudited)
Investment Income
Dividends		$9,900,672
Interest		603
Income from Fidelity Central Funds (including $3,312 from security lending)		174,516
Security lending		11,399
Income before foreign taxes withheld		$10,087,190
Less foreign taxes withheld		(1,105,762)
Total income		8,981,428
Expenses
Management fee	$3,662,917
Distribution and service plan fees	248,435
Custodian fees and expenses	99,692
Independent trustees' fees and expenses	1,044
Audit fees	64,867
Legal	1,160
Interest	9,538
Miscellaneous	1,620
Total expenses		4,089,273
Net Investment income (loss)		4,892,155
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers (net of foreign taxes of $875,368)	31,759,448
Fidelity Central Funds	(398)
Foreign currency transactions	(123,031)
Total net realized gain (loss)		31,636,019
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers (net of decrease in deferred foreign taxes of $1,242,851)	72,466,183
Fidelity Central Funds	420
Assets and liabilities in foreign currencies	(42,388)
Total change in net unrealized appreciation (depreciation)		72,424,215
Net gain (loss)		104,060,234
Net increase (decrease) in net assets resulting from operations		$108,952,389
Statement of Changes in Net Assets

	Six months ended June 30, 2026 (Unaudited)	Year ended December 31, 2025
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$4,892,155	$3,757,567
Net realized gain (loss)	31,636,019	72,517,204
Change in net unrealized appreciation (depreciation)	72,424,215	53,808,268
Net increase (decrease) in net assets resulting from operations	108,952,389	130,083,039
Distributions to shareholders	(72,287,575)	(11,592,620)

Share transactions - net increase (decrease)	74,531,116	78,472,282
Total increase (decrease) in net assets	111,195,930	196,962,701

Net Assets
Beginning of period	892,988,586	696,025,885
End of period	$1,004,184,516	$892,988,586

Financial Highlights
VIP International Capital Appreciation Portfolio Initial Class

	Six months ended June 30, 2026 (Unaudited)	Years ended December 31, 2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$26.63	$22.77	$21.20	$16.69	$24.37	$23.03
Income from Investment Operations
Net investment income (loss) A,B	.15	.14	.11	.08	.06	.02
Net realized and unrealized gain (loss)	2.93	4.09	1.64	4.51	(6.24)	2.75
Total from investment operations	3.08	4.23	1.75	4.59	(6.18)	2.77
Distributions from net investment income	-	(.25)	(.18)	(.08)	(.05)	-
Distributions from net realized gain	(2.11)	(.12)	-	-	(1.45)	(1.43)
Total distributions	(2.11)	(.37)	(.18)	(.08)	(1.50)	(1.43)
Net asset value, end of period	$27.60	$26.63	$22.77	$21.20	$16.69	$24.37
Total Return C,D,E	12.19%	18.69%	8.19%	27.50%	(26.40)%	12.39%
Ratios to Average Net Assets B,F,G
Expenses before reductions	.78% H	.78%	.78%	.83%	.82%	.82%
Expenses net of fee waivers, if any	.78 % H	.78%	.78%	.82%	.82%	.82%
Expenses net of all reductions, if any	.78% H	.78%	.78%	.82%	.82%	.82%
Net investment income (loss)	1.14% H	.55%	.48%	.39%	.33%	.08%
Supplemental Data
Net assets, end of period (000 omitted)	$258,367	$236,697	$199,022	$184,496	$144,579	$185,777
Portfolio turnover rate I	137 % H	102%	74%	72%	104%	147%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal returns for periods of less than one year are not annualized.
DTotal returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAnnualized.
IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
VIP International Capital Appreciation Portfolio Service Class

	Six months ended June 30, 2026 (Unaudited)	Years ended December 31, 2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$26.40	$22.63	$21.13	$16.62	$24.28	$22.97
Income from Investment Operations
Net investment income (loss) A,B	.13	.12	.08	.06	.04	- C
Net realized and unrealized gain (loss)	2.91	4.07	1.63	4.50	(6.22)	2.73
Total from investment operations	3.04	4.19	1.71	4.56	(6.18)	2.73
Distributions from net investment income	-	(.29)	(.21)	(.05)	(.03)	-
Distributions from net realized gain	(2.11)	(.12)	-	-	(1.45)	(1.42)
Total distributions	(2.11)	(.42) D	(.21)	(.05)	(1.48)	(1.42)
Net asset value, end of period	$27.33	$26.40	$22.63	$21.13	$16.62	$24.28
Total Return E,F,G	12.14%	18.60%	8.04%	27.46%	(26.49)%	12.21%
Ratios to Average Net Assets B,H,I
Expenses before reductions	.88% J	.87%	.92%	.93%	.92%	.92%
Expenses net of fee waivers, if any	.88 % J	.87%	.91%	.92%	.92%	.92%
Expenses net of all reductions, if any	.88% J	.87%	.91%	.92%	.92%	.92%
Net investment income (loss)	1.04% J	.45%	.35%	.29%	.23%	(.02)%
Supplemental Data
Net assets, end of period (000 omitted)	$37,620	$20,531	$10,714	$4,053	$3,877	$5,064
Portfolio turnover rate K	137 % J	102%	74%	72%	104%	147%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CAmount represents less than $.005 per share.
DTotal distributions per share do not sum due to rounding.
ETotal returns for periods of less than one year are not annualized.
FTotal returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.
GTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
HFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
IExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
JAnnualized.
KAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
VIP International Capital Appreciation Portfolio Service Class 2

	Six months ended June 30, 2026 (Unaudited)	Years ended December 31, 2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$26.25	$22.47	$20.94	$16.49	$24.11	$22.81
Income from Investment Operations
Net investment income (loss) A,B	.11	.08	.05	.03	.01	(.04)
Net realized and unrealized gain (loss)	2.90	4.02	1.62	4.45	(6.16)	2.73
Total from investment operations	3.01	4.10	1.67	4.48	(6.15)	2.69
Distributions from net investment income	-	(.20)	(.14)	(.03)	(.02)	-
Distributions from net realized gain	(2.11)	(.12)	-	-	(1.45)	(1.39)
Total distributions	(2.11)	(.32)	(.14)	(.03)	(1.47)	(1.39)
Net asset value, end of period	$27.15	$26.25	$22.47	$20.94	$16.49	$24.11
Total Return C,D,E	12.09%	18.36%	7.92%	27.18%	(26.57)%	12.11%
Ratios to Average Net Assets B,F,G
Expenses before reductions	1.03% H	1.02%	1.04%	1.08%	1.07%	1.07%
Expenses net of fee waivers, if any	1.03 % H	1.02%	1.04%	1.07%	1.07%	1.07%
Expenses net of all reductions, if any	1.03% H	1.02%	1.04%	1.07%	1.07%	1.07%
Net investment income (loss)	.89% H	.30%	.22%	.14%	.08%	(.17)%
Supplemental Data
Net assets, end of period (000 omitted)	$202,035	$178,813	$133,452	$102,350	$67,491	$68,271
Portfolio turnover rate I	137 % H	102%	74%	72%	104%	147%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal returns for periods of less than one year are not annualized.
DTotal returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAnnualized.
IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
VIP International Capital Appreciation Portfolio Investor Class

	Six months ended June 30, 2026 (Unaudited)	Years ended December 31, 2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$26.36	$22.56	$21.00	$16.53	$24.15	$22.85
Income from Investment Operations
Net investment income (loss) A,B	.14	.12	.09	.06	.04	- C
Net realized and unrealized gain (loss)	2.91	4.04	1.62	4.47	(6.17)	2.72
Total from investment operations	3.05	4.16	1.71	4.53	(6.13)	2.72
Distributions from net investment income	-	(.24)	(.15)	(.06)	(.03)	-
Distributions from net realized gain	(2.11)	(.12)	-	-	(1.45)	(1.42)
Total distributions	(2.11)	(.36)	(.15)	(.06)	(1.49) D	(1.42)
Net asset value, end of period	$27.30	$26.36	$22.56	$21.00	$16.53	$24.15
Total Return E,F,G	12.20%	18.56%	8.12%	27.42%	(26.45)%	12.24%
Ratios to Average Net Assets B,H,I
Expenses before reductions	.86% J	.85%	.86%	.90%	.90%	.90%
Expenses net of fee waivers, if any	.86 % J	.85%	.86%	.90%	.90%	.90%
Expenses net of all reductions, if any	.86% J	.85%	.86%	.90%	.90%	.90%
Net investment income (loss)	1.06% J	.47%	.40%	.32%	.25%	-% K
Supplemental Data
Net assets, end of period (000 omitted)	$506,163	$456,948	$352,838	$342,421	$277,031	$426,865
Portfolio turnover rate L	137 % J	102%	74%	72%	104%	147%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CAmount represents less than $.005 per share.
DTotal distributions per share do not sum due to rounding.
ETotal returns for periods of less than one year are not annualized.
FTotal returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.
GTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
HFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
IExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
JAnnualized.
KAmount represents less than .005%.
LAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Notes to Financial Statements
 (Unaudited)
For the period ended June 30, 2026

1. Organization.
VIP International Capital Appreciation Portfolio (the Fund) is a fund of Variable Insurance Products Fund II (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Shares of the Fund may only be purchased by insurance companies for the purpose of funding variable annuity or variable life insurance contracts. The Fund offers the following classes of shares: Initial Class shares, Service Class shares, Service Class 2 shares and Investor Class shares. All classes have equal rights and voting privileges, except for matters affecting a single class. The Fund's investments in emerging markets can be subject to social, economic, regulatory, and political uncertainties and can be extremely volatile.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The Fund operates as a single operating segment. The Fund's portfolio management team, part of the investment adviser, serves as the chief operating decision maker (CODM) and directs the Fund's investments in accordance with its investment objective and policies, with support from others responsible for oversight functions. The information reviewed by the CODM is consistent with the Fund's financial statements and financial highlights. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of June 30, 2026 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. Any withholding tax reclaims income is included in the Statement of Operations in foreign taxes withheld. Any receivables for withholding tax reclaims are included in the Statement of Assets and Liabilities in reclaims receivable.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of a fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of a fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred, as applicable. Certain expense reductions may also differ by class, if applicable. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. The Fund is subject to a tax imposed on capital gains by certain countries in which it invests. An estimated deferred tax liability for net unrealized appreciation on the applicable securities is included in Deferred taxes on the Statement of Assets and Liabilities.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, certain foreign taxes, passive foreign investment companies (PFIC) and losses deferred due to wash sales and excise tax regulations.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$307,641,206
Gross unrealized depreciation	(7,183,046)
Net unrealized appreciation (depreciation)	$300,458,160
Tax cost	$705,589,563

The Fund elected to defer to its next fiscal year approximately $3,194,730 of ordinary losses recognized during the period November 1, 2025 to December 31, 2025.

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.
4. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
VIP International Capital Appreciation Portfolio	641,790,726	640,386,584
5. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee.

The Fund's management contract incorporates a management fee rate that may vary by class. The investment adviser or an affiliate pays certain expenses of managing and operating the Fund out of each class's management fee. Each class of the Fund pays a management fee to the investment adviser. The management fee is calculated and paid to the investment adviser every month. When determining a class's management fee, a mandate rate is calculated based on the monthly average net assets of a group of funds advised by FMR within a designated asset class. A discount rate is subtracted from the mandate rate once the Fund's monthly average net assets reach a certain level. The mandate rate and discount rate may vary by class. The annual management fee rate for a class of shares of the Fund is the lesser of (1) the class's mandate rate reduced by the class's discount rate (if applicable) or (2) the amount set forth in the following table.

Maximum Management Fee Rate %
Initial Class	.74
Service Class	.74
Service Class 2.74
Investor Class	.82

One-twelfth of the management fee rate for a class is applied to the average net assets of the class for the month, giving a dollar amount which is the management fee for the class for that month. A different management fee rate may be applicable to each class of the Fund. The difference between classes is the result of separate arrangements for class-level services and/or waivers of certain expenses. It is not the result of any difference in advisory or custodial fees or other expenses related to the management of the Fund's assets, which do not vary by class. For the reporting period, the total annualized management fee rates were as follows:

Total Management Fee Rate %
Initial Class	.74
Service Class	.74
Service Class 2.74
Investor Class	.82

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate 12b-1 Plans for each Service Class of shares. Each Service Class pays Fidelity Distributors Company LLC (FDC), an affiliate of the investment adviser, a service fee. For the period, the service fee is based on an annual rate of .10% of Service Class' average net assets and .25% of Service Class 2's average net assets.

For the period, total fees, all of which were re-allowed to insurance companies for the distribution of shares and providing shareholder support services, were as follows:

Service Class	$16,384
Service Class 2	232,051
$248,435
Brokerage Commissions. A portion of portfolio transactions were placed with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount ($)
VIP International Capital Appreciation Portfolio	386

Interfund Lending Program. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the Fund, along with other registered investment companies having management contracts with Fidelity Management & Research Company LLC (FMR), or other affiliated entities of FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from, or lend money to, other participating affiliated funds at rates that are beneficial to both the borrowing and lending fund. Borrowings under the program are generally for temporary or emergency purposes, including meeting fund shareholder redemptions. The interfund loan rate is determined, as specified in the Exemptive Order, by averaging, (1) the higher of the overnight time deposit rate and the current overnight repurchase agreement rate, and (2) a benchmark rate representing the lowest bank loan rate available to the funds. At period end, there were no interfund loans outstanding. Activity in this program during the period for which loans were outstanding was as follows:

	Borrower or Lender	Average Loan Balance ($)	Weighted Average Interest Rate	Interest Expense ($)
VIP International Capital Appreciation Portfolio	Borrower	8,042,545	3.88%	9,538

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board of Trustees. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. Interfund trades during the period are noted in the table below.

	Purchases ($)	Sales ($)	Realized Gain (Loss) ($)
VIP International Capital Appreciation Portfolio	20,107,468	46,784,305	4,559,246
6. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes.

Commitment fees are charged based on the unused amount of the line of credit at an annual rate of .10%, and then allocated to each participating fund based on its pro-rata portion of the line of credit. The commitment fees are reflected in Miscellaneous expenses on the Statement of Operations, and are listed below.

Interest is charged to a participating fund based on its borrowings at an annual rate of .75% plus the highest of (i) daily SOFR, (ii) Federal Funds Effective Rate, or (iii) Overnight Bank Funding Rate. During the period, there were no borrowings on this line of credit.

The line of credit agreement will expire in March 2027 unless extended or renewed.

Amount ($)
VIP International Capital Appreciation Portfolio	574
7. Security Lending.
Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, the borrowers provide collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the fair value of the loaned securities during the period of the loan. The fair value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned or gaining access to non-cash collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. For cash collateral, securities lending income represents the income earned on investing cash collateral less rebates paid to borrowers, plus any premium income received and is presented in the Statement of Operations as a component of income from Fidelity Central Funds. For non-cash collateral, securities lending income represents fees received from borrowers as compensation for the securities loaned and is presented in the Statement of Operations in security lending. Securities lending income is reduced by any lending agent fees associated with the loan. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS ($)	Security Lending Income From Securities Loaned to NFS ($)	Value of Securities Loaned to NFS at Period End ($)
VIP International Capital Appreciation Portfolio	1,561	-	-
8. Distributions to Shareholders.
Distributions to shareholders of each class were as follows:

	Six months ended June 30, 2026	Year ended December 31, 2025
VIP International Capital Appreciation Portfolio
Distributions to shareholders
Initial Class	$18,775,330	$3,261,369
Service Class	2,275,936	264,768
Service Class 2	14,298,640	2,066,654
Investor Class	36,937,669	5,999,829
Total	$72,287,575	$11,592,620
9. Share Transactions.
Transactions for each class of shares were as follows and may contain in-kind transactions:

	Shares	Shares	Dollars	Dollars
	Six months ended June 30, 2026	Year ended December 31, 2025	Six months ended June 30, 2026	Year ended December 31, 2025
VIP International Capital Appreciation Portfolio
Initial Class
Shares sold	254,196	735,321	$6,653,832	$18,568,981
Reinvestment of distributions	732,553	129,837	18,775,330	3,261,369
Shares redeemed	(516,296)	(717,339)	(13,082,007)	(17,871,361)
Net increase (decrease)	470,453	147,819	$12,347,155	$3,958,989
Service Class
Shares sold	803,007	500,524	$20,474,675	$13,135,158
Reinvestment of distributions	89,194	10,398	2,264,626	262,547
Shares redeemed	(293,570)	(206,508)	(7,561,713)	(5,051,763)
Net increase (decrease)	598,631	304,414	$15,177,588	$8,345,942
Service Class 2
Shares sold	652,340	1,769,311	$16,608,190	$44,419,406
Reinvestment of distributions	566,732	83,702	14,298,640	2,066,655
Shares redeemed	(588,606)	(982,093)	(14,921,294)	(24,489,556)
Net increase (decrease)	630,466	870,920	$15,985,536	$21,996,505
Investor Class
Shares sold	851,068	2,993,292	$21,986,278	$77,093,057
Reinvestment of distributions	1,457,107	240,911	36,937,669	5,999,829
Shares redeemed	(1,097,829)	(1,544,552)	(27,903,110)	(38,922,040)
Net increase (decrease)	1,210,346	1,689,651	$31,020,837	$44,170,846
10. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.

At the end of the period, the investment adviser or its affiliates were owners of record of more than 10% and certain otherwise unaffiliated shareholders were owners of record of more than 10% of the outstanding shares as follows:

Fund	Affiliated %	Number ofUnaffiliated Shareholders	Unaffiliated Shareholders %
VIP International Capital Appreciation Portfolio	53	1	22
11. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as public health emergencies, military conflicts, terrorism, government restrictions, political changes, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 9: Proxy Disclosures for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies
(Unaudited)
Note: This information is disclosed as part of the financial statements for each Fund as part of Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract
(Unaudited)

Board Approval of Investment Advisory Contracts and Management Fees
VIP International Capital Appreciation Portfolio
At its May 2026 meeting, the Board of Trustees, including the Independent Trustees (together, the Board), voted to continue the management contract with Fidelity Management & Research Company LLC (FMR), and the sub-advisory agreements and sub-subadvisory agreements, in each case, where applicable (together, the Advisory Contracts) for the fund for two months from June 1, 2026 through July 31, 2026. The Board determined that it will consider the annual renewal of the fund's Advisory Contracts for a full one year period in July 2026, following its review of additional materials provided by FMR.
The Board considered that the approval of the fund's Advisory Contracts will not result in any changes in (i) the investment process or strategies employed in the management of the fund's assets; (ii) the fees and expenses paid by shareholders; (iii) the nature, extent or quality of services provided under the fund's Advisory Contracts; or (iv) the day-to-day management of the fund or the persons primarily responsible for such management. The Board also considered that since its last approval of the fund's Advisory Contracts, FMR had provided additional information on the fund in support of the annual contract renewal process, including competitive analyses on total expenses and management fees and in-depth reviews of fund performance and fund profitability information. The Board concluded that the fund's Advisory Contracts are fair and reasonable, and that the fund's Advisory Contracts should be renewed, without modification, through July 31, 2026, with the understanding that the Board will consider the annual renewal for a full one year period in July 2026.
In connection with its consideration of future renewals of the fund's Advisory Contracts, the Board will consider: (i) the nature, extent and quality of services provided to the fund, including shareholder and administrative services and investment performance; (ii) the competitiveness of the management fee and total expenses for the fund; (iii) the costs of the services and profitability, including the revenues earned and the expenses incurred in conducting the business of developing, marketing, distributing, managing, administering, and servicing the fund and its shareholders, to the extent applicable; and (iv) whether there have been economies of scale in respect of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is the potential for realization of any further economies.
Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board, including the Independent Trustees, ultimately concluded that the fund's management fee structure is fair and reasonable, and that the continuation of the fund's Advisory Contracts should be approved for two months from June 1, 2026 through July 31, 2026.

1.818378.121
VIPCAP-SANN-0826
Fidelity® Variable Insurance Products:

VIP Extended Market Index Portfolio
VIP International Index Portfolio
VIP Total Market Index Portfolio

Semi-Annual Report
June 30, 2026
To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.
You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.
Fidelity® Variable Insurance Products are separate account options which are purchased through a variable insurance contract.
The funds or securities referred to herein are not sponsored, endorsed, or promoted by Fidelity Product Services LLC (FPS), and FPS bears no liability with respect to any such funds or securities or any index on which such funds or securities are based. The prospectus contains a more detailed description of the relationship between FPS and any related funds.
The MSCI indexes are the exclusive property of MSCI Inc. ("MSCI"). MSCI and the MSCI index names are service mark(s) of MSCI or its affiliates and have been licensed for use for certain purposes by Fidelity. The financial products referred to herein are not sponsored, endorsed, or promoted by MSCI, and MSCI bears no liability with respect to any such financial products or any index on which such financial products are based. No purchaser, seller or holder of this product, or any other person or entity, should use or refer to any MSCI trade name, trademark or service mark to sponsor, endorse, market or promote this product without first contacting MSCI to determine whether MSCI's permission is required. Under no circumstances may any person or entity claim any affiliation with MSCI without the prior written permission of MSCI.
The index is a product of S&P Dow Jones Indices LLC or its affiliates ("SPDJI") and has been licensed for us by Fidelity. S&P®;, S&P 500®, US 500, The 500, iBoxx®, iTraxx® and CDX® are trademarks of S&P Global, Inc. or its affiliates ("S&P") and Dow Jones®; is a registered trademark of Dow Jones Trademark Holdings LLC ("Dow Jones"). A fund is not sponsored, endorsed, sold or promoted by SPDJI, Dow Jones, S&P, or their respective affiliates and none of such parties make any representation regarding the advisability of investing in such product(s) nor do they have any liability for any errors, omissions, or interruptions of the index or indices.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2026 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Funds. This report is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Funds nor Fidelity Distributors Corporation is a bank.
Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies (Semi-Annual Report)
VIP Extended Market Index Portfolio
Schedule of Investments June 30, 2026 (Unaudited)
Showing Percentage of Net Assets
Common Stocks - 98.0%
	Shares	Value ($)
AUSTRALIA - 0.0%
Health Care - 0.0%
Biotechnology - 0.0%
Benitec Biopharma Inc (b)	2,338	31,282
BAHAMAS (NASSAU) - 0.0%
Consumer Discretionary - 0.0%
Diversified Consumer Services - 0.0%
OneSpaWorld Holdings Ltd	8,309	234,646
BELGIUM - 0.0%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Liberty Global Ltd Class A (b)	15,522	176,485
Liberty Global Ltd Class C (b)	8,539	93,929

TOTAL BELGIUM		270,414
BERMUDA - 0.2%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Teekay Corp Ltd	4,292	42,920
Financials - 0.2%
Insurance - 0.2%
RenaissanceRe Holdings Ltd	3,517	1,114,537
TOTAL BERMUDA		1,157,457
CANADA - 0.2%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Teekay Tankers Ltd Class A	1,954	126,756
Information Technology - 0.2%
Software - 0.2%
D-Wave Quantum Inc (b)(c)	29,998	719,652
Materials - 0.0%
Metals & Mining - 0.0%
McEwen Inc (b)(c)	4,168	75,566
TOTAL CANADA		921,974
CHINA - 0.0%
Information Technology - 0.0%
Semiconductors & Semiconductor Equipment - 0.0%
indie Semiconductor Inc Class A (b)(c)	16,880	75,791
GERMANY - 0.0%
Materials - 0.0%
Chemicals - 0.0%
Orion SA	4,751	31,499
GHANA - 0.0%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Kosmos Energy Ltd (b)	46,986	99,140
GRAND CAYMAN (UK OVERSEAS TER) - 0.0%
Health Care - 0.0%
Biotechnology - 0.0%
BridgeBio Oncology Therapeutics Inc (b)	4,161	31,707
IRELAND - 0.0%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Ardmore Shipping Corp	2,925	40,979
Health Care - 0.0%
Biotechnology - 0.0%
Prothena Corp PLC (b)	3,568	34,931
Industrials - 0.0%
Commercial Services & Supplies - 0.0%
Cimpress PLC (b)	1,180	120,006
TOTAL IRELAND		195,916
ISRAEL - 0.0%
Consumer Discretionary - 0.0%
Automobile Components - 0.0%
Mobileye Global Inc Class A (b)	13,659	132,219
JAPAN - 0.1%
Information Technology - 0.1%
Semiconductors & Semiconductor Equipment - 0.1%
Allegro MicroSystems Inc (b)	10,081	701,839
MONACO - 0.0%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Scorpio Tankers Inc	3,062	212,074
NETHERLANDS - 0.0%
Health Care - 0.0%
Biotechnology - 0.0%
uniQure NV (b)	5,056	232,879
NORWAY - 0.1%
Energy - 0.1%
Energy Equipment & Services - 0.1%
Seadrill Ltd (b)	5,072	191,823
Information Technology - 0.0%
Semiconductors & Semiconductor Equipment - 0.0%
T1 Energy Inc (b)(c)	16,452	155,965
TOTAL NORWAY		347,788
PHILIPPINES - 0.0%
Industrials - 0.0%
Professional Services - 0.0%
TaskUS Inc Class A (c)	1,274	5,962
PUERTO RICO - 0.3%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Liberty Latin America Ltd Class A (b)	4,376	34,308
Liberty Latin America Ltd Class C (b)	8,595	66,955
TOTAL COMMUNICATION SERVICES		101,263
Financials - 0.3%
Banks - 0.3%
First BanCorp/Puerto Rico	12,655	329,916
Ofg Bancorp	3,525	172,972
Popular Inc	5,320	873,438
		1,376,326
Financial Services - 0.0%
EVERTEC Inc	5,263	146,206
TOTAL FINANCIALS		1,522,532
Information Technology - 0.0%
Electronic Equipment, Instruments & Components - 0.0%
Unusual Machines Inc /US (b)	2,726	60,790
TOTAL PUERTO RICO		1,684,585
SINGAPORE - 0.1%
Communication Services - 0.0%
Interactive Media & Services - 0.0%
Grindr Inc Class A (b)(c)	3,586	51,531
Information Technology - 0.1%
Semiconductors & Semiconductor Equipment - 0.1%
Kulicke & Soffa Industries Inc	4,241	567,276
TOTAL SINGAPORE		618,807
SWEDEN - 0.1%
Consumer Discretionary - 0.1%
Automobile Components - 0.1%
Autoliv Inc	5,578	647,996
SWITZERLAND - 0.1%
Consumer Discretionary - 0.0%
Automobile Components - 0.0%
Garrett Motion Inc	10,704	387,806
Health Care - 0.1%
Biotechnology - 0.1%
CRISPR Therapeutics AG (b)(c)	7,807	425,794
TOTAL SWITZERLAND		813,600
THAILAND - 0.4%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
BKV Corp (b)	3,118	85,309
Information Technology - 0.4%
Electronic Equipment, Instruments & Components - 0.4%
Fabrinet (b)	2,905	1,632,843
TOTAL THAILAND		1,718,152
UNITED KINGDOM - 0.0%
Industrials - 0.0%
Machinery - 0.0%
Luxfer Holdings PLC	2,343	42,268
UNITED STATES - 96.4%
Communication Services - 3.1%
Diversified Telecommunication Services - 0.4%
Anterix Inc (b)	1,560	160,586
Atn International Inc	738	19,549
Bandwidth Inc Class A (b)	2,342	148,249
Cogent Communications Holdings Inc	3,987	55,340
GCI LLC Class A	263	5,760
GCI LLC Class C	2,734	58,945
Globalstar Inc (b)	4,112	334,264
IDT Corp Class B	1,697	98,698
Iridium Communications Inc	8,512	466,883
Lumen Technologies Inc (b)	76,542	587,843
Shenandoah Telecommunications Co	3,681	55,509
Uniti Group Inc (b)	14,514	166,476
		2,158,102
Entertainment - 0.8%
AMC Entertainment Holdings Inc Class A (b)(c)	40,590	77,121
Angel Studios Inc Class A (b)	5,951	21,840
Atlanta Braves Holdings Inc Class A (b)	817	46,005
Atlanta Braves Holdings Inc Class C (b)	3,748	194,521
Cinemark Holdings Inc	8,367	265,485
CuriosityStream Inc Class A	2,574	6,847
Lionsgate Studios Corp (b)	18,591	284,628
Madison Square Garden Entertainment Corp Class A (b)	3,268	264,349
Madison Square Garden Sports Corp Class A (b)	1,456	585,079
Marcus Corp/The	1,914	44,902
Playtika Holding Corp	4,544	16,904
Roku Inc Class A (b)	10,609	1,465,527
Sphere Entertainment Co Class A (b)(c)	2,156	373,053
Starz Entertainment Corp (b)	1,116	32,208
TKO Group Holdings Inc Class A (c)	5,376	1,082,243
Warner Music Group Corp Class A	11,917	322,593
		5,083,305
Interactive Media & Services - 0.9%
Angi Inc Class A (b)	2,345	13,952
Bumble Inc Class A (b)(c)	5,676	18,163
Cargurus Inc Class A (b)	6,618	225,608
Cars.com Inc (b)	4,457	48,760
EverQuote Inc Class A (b)	2,307	54,884
fuboTV Inc Class A (b)(c)	2,139	19,679
Match Group Inc	19,162	729,114
MediaAlpha Inc Class A (b)	2,409	30,281
Nextdoor Holdings Inc Class A (b)	19,122	43,407
People Inc Class A (b)	5,299	244,602
Pinterest Inc Class A (b)	47,503	998,988
QuinStreet Inc (b)	4,530	66,365
Reddit Inc Class A (b)	10,421	1,808,877
RUM Group Inc Class A (b)(c)	8,968	56,857
Shutterstock Inc	2,212	30,857
Snap Inc Class A (b)	89,590	397,780
TripAdvisor Inc Class A (b)(c)	9,336	127,997
Trump Media & Technology Group Corp (b)(c)	12,680	98,143
Yelp Inc Class A (b)	4,839	118,652
Ziff Davis Inc (b)(c)	3,216	168,422
ZipRecruiter Inc Class A (b)	4,596	17,234
ZoomInfo Technologies Inc (b)	21,127	61,902
		5,380,524
Media - 0.9%
AMC Global Media Inc Class A (b)	2,831	28,253
Boston Omaha Corp (b)	2,003	27,321
Cable One Inc (b)	341	18,111
Clear Channel Outdoor Holdings Inc (b)	25,124	60,800
DoubleVerify Holdings Inc (b)	10,631	115,240
EW Scripps Co/The Class A (b)	4,957	13,730
Gray Media Inc	6,895	27,373
Ibotta Inc Class A (b)(c)	1,163	39,728
iHeartMedia Inc Class A (b)	9,779	41,952
John Wiley & Sons Inc Class A (c)	3,305	160,326
Liberty Broadband Corp Class A (b)	1,323	44,029
Liberty Broadband Corp Class C (b)	9,589	318,931
Magnite Inc (b)	11,694	221,952
MNTN Inc Class A (b)	884	8,132
National CineMedia Inc	8,407	31,947
New York Times Co/The Class A	13,098	916,598
News Corp Class A	28,798	715,054
News Corp Class B	10,977	308,015
Nexstar Media Group Inc	2,313	413,079
NIQ Global Intelligence Plc (b)	4,054	37,905
Optimum Communications Inc Class A (b)	19,251	27,914
Paramount Skydance Corp Class B (c)	25,245	248,916
PubMatic Inc Class A (b)	3,055	40,082
Scholastic Corp	1,865	85,790
Sinclair Inc Class A	3,199	45,586
Sirius XM Holdings Inc (c)	15,205	449,156
Stagwell Inc Class A (b)(c)	8,656	64,314
TechTarget Inc (b)(c)	2,199	7,915
Trade Desk Inc (The) Class A (b)	35,708	645,601
USA TODAY Co Inc (b)	9,705	82,978
Versant Media Group Inc Class A	11,792	424,630
		5,671,358
Wireless Telecommunication Services - 0.1%
Array Digital Infrastructure Inc	1,151	41,735
Gogo Inc (b)	6,973	21,616
Spok Holdings Inc	1,633	16,722
Telephone and Data Systems Inc	7,948	294,156
		374,229
TOTAL COMMUNICATION SERVICES		18,667,518
Consumer Discretionary - 10.6%
Automobile Components - 0.8%
Adient PLC (b)	6,393	117,503
BorgWarner Inc	16,776	1,113,926
Cooper-Standard Holdings Inc (b)	1,451	39,250
Dana Inc	9,104	247,720
Dauch Corp (b)	19,146	103,771
Dorman Products Inc (b)	2,257	307,968
Fox Factory Holding Corp (b)	3,338	56,562
Gentex Corp	17,761	448,820
Gentherm Inc (b)	2,525	86,128
Goodyear Tire & Rubber Co/The (b)	23,384	154,334
Holley Inc Class A (b)	4,051	10,330
Kodiak AI Inc (b)(c)	8,194	41,626
LCI Industries	1,965	208,054
Lear Corp	4,111	551,121
Motorcar Parts of America Inc (b)	1,396	21,387
Patrick Industries Inc	2,701	242,496
Phinia Inc	3,074	253,205
QuantumScape Corp Class A (b)(c)	37,878	286,358
Solid Power Inc (b)(c)	15,101	39,112
Standard Motor Products Inc	1,666	64,924
Stoneridge Inc (b)	2,029	14,852
Strattec Security Corp (b)	375	30,544
Versigent PLC	5,746	241,389
Visteon Corp	2,214	219,651
XPEL Inc (b)(e)	2,056	101,978
		5,003,009
Automobiles - 0.3%
Harley-Davidson Inc (c)	9,611	235,085
Lucid Group Inc (b)(c)	10,756	71,958
Rivian Automotive Inc Class A (b)	66,233	1,149,143
Thor Industries Inc	4,299	323,113
Winnebago Industries Inc	2,229	69,633
		1,848,932
Broadline Retail - 0.3%
Dillard's Inc Class A (c)	246	129,991
Etsy Inc (b)	7,994	602,189
Groupon Inc (b)(c)	2,408	57,936
Kohl's Corp (c)	9,193	162,900
Macy's Inc	21,507	506,490
Ollie's Bargain Outlet Holdings Inc (b)	4,965	381,709
Savers Value Village Inc (b)(c)	3,298	33,277
		1,874,492
Distributors - 0.2%
GigaCloud Technology Inc Class A (b)	2,012	63,579
Gold.com Inc	1,590	66,160
LKQ Corp	20,800	547,664
Pool Corp	2,663	572,279
		1,249,682
Diversified Consumer Services - 1.0%
ADT Inc	41,194	267,761
American Public Education Inc (b)	1,509	81,033
Bright Horizons Family Solutions Inc (b)	4,584	324,914
Carriage Services Inc	1,237	47,427
Chegg Inc (b)	8,035	8,115
Coursera Inc (b)	11,387	64,223
Covista Inc (b)	2,800	349,048
Driven Brands Holdings Inc (b)	4,663	65,002
Duolingo Inc Class A (b)	3,248	373,585
Frontdoor Inc (b)	5,854	454,212
Graham Holdings Co Class B	276	315,032
Grand Canyon Education Inc (b)	2,245	321,282
H&R Block Inc	10,292	391,919
KinderCare Learning Cos Inc (b)(c)	2,493	10,595
Laureate Education Inc (b)	10,864	394,580
Liberty Live Holdings Inc Class A	718	72,705
Liberty Live Holdings Inc Class C	4,969	524,925
Lincoln Educational Services Corp (b)	2,407	120,109
Matthews International Corp Class A	2,477	66,681
Perdoceo Education Corp	4,923	157,536
Service Corp International/US	11,281	856,906
Strategic Education Inc	1,900	145,578
Stride Inc (b)	3,409	293,992
Universal Technical Institute Inc (b)	4,110	175,785
WW International Inc (b)(c)	734	11,729
		5,894,674
Hotels, Restaurants & Leisure - 3.1%
Accel Entertainment Inc Class A (b)	4,660	58,763
Aramark	21,301	1,212,028
Biglari Holdings Inc Class B (b)	47	20,023
BJ's Restaurants Inc (b)	1,669	101,367
Black Rock Coffee Bar Inc Class A	1,201	9,956
Bloomin' Brands Inc	6,440	58,862
Boyd Gaming Corp	4,674	412,854
Brinker International Inc (b)	3,531	593,208
Caesars Entertainment Inc (b)	16,541	499,207
Cava Group Inc (b)	8,091	634,982
Cheesecake Factory Inc/The	3,719	295,809
Choice Hotels International Inc (c)	1,672	184,371
Churchill Downs Inc	5,367	481,098
Cracker Barrel Old Country Store Inc (c)	1,791	95,460
Dave & Buster's Entertainment Inc (b)(c)	2,417	27,554
Dine Brands Global Inc (c)	1,250	44,875
Domino's Pizza Inc	2,517	745,133
DraftKings Inc Class A (b)	40,146	1,014,088
Dutch Bros Inc Class A (b)	10,303	739,858
El Pollo Loco Holdings Inc (b)	2,273	38,550
First Watch Restaurant Group Inc (b)	3,687	47,525
Global Business Travel Group I Class A (b)	9,664	90,745
Hilton Grand Vacations Inc (b)	4,863	254,675
Hyatt Hotels Corp Class A	3,352	649,752
Jack in the Box Inc (b)(c)	1,383	21,865
Krispy Kreme Inc (b)	8,469	29,896
Kura Sushi USA Inc Class A (b)	463	26,650
Life Time Group Holdings Inc (b)	12,336	503,802
Lindblad Expeditions Holdings Inc (b)	3,505	98,981
Lucky Strike Entertainment Corp Class A (c)	1,168	8,737
Marriott Vacations Worldwide Corp	2,255	229,739
MGM Resorts International (b)	15,536	742,776
Monarch Casino & Resort Inc	988	130,031
Nathan's Famous Inc	194	19,710
Navan Inc Class A (b)(c)	3,007	68,770
Norwegian Cruise Line Holdings Ltd (b)	36,898	778,917
Papa John's International Inc (c)	2,739	100,713
Penn Entertainment Inc (b)(c)	10,341	220,884
Planet Fitness Inc Class A (b)	6,720	350,582
Portillo's Inc Class A (b)(c)	6,062	28,734
Pursuit Attractions and Hospitality Inc (b)	1,693	94,757
Rci Hospitality Holdings Inc	510	13,933
Red Rock Resorts Inc Class A	3,928	255,556
Rush Street Interactive Inc Class A (b)	7,946	236,314
Sabre Corp (b)	31,662	66,174
Serve Robotics Inc (b)(c)	4,867	32,025
Shake Shack Inc Class A (b)	3,269	183,129
Six Flags Entertainment Corp (b)(c)	8,250	175,725
Sweetgreen Inc Class A (b)(c)	8,557	75,387
Target Hospitality Corp (b)	2,643	53,811
Texas Roadhouse Inc	5,363	1,036,293
Travel + Leisure Co	5,222	399,117
United Parks & Resorts Inc (b)(c)	2,284	109,038
Vail Resorts Inc (c)	2,906	395,652
Viking Holdings Ltd (b)	14,845	1,553,827
Wendy's Co/The (c)	13,183	109,287
Wingstop Inc	2,254	390,866
Wyndham Hotels & Resorts Inc	6,123	515,618
Wynn Resorts Ltd	6,839	663,999
Xponential Fitness Inc Class A (b)(c)	1,974	13,660
		18,045,698
Household Durables - 1.5%
Beazer Homes USA Inc (b)	2,181	61,177
Cavco Industries Inc (b)	630	387,059
Century Communities Inc	2,084	149,339
Champion Homes Inc (b)	4,491	395,747
Cricut Inc Class A	3,566	15,655
Dream Finders Homes Inc Class A (b)(c)	2,443	42,166
Ethan Allen Interiors Inc	1,910	42,669
Flexsteel Industries Inc	279	20,780
Gopro Inc Class A (b)(c)	9,650	7,508
Green Brick Partners Inc (b)	2,513	201,141
Helen of Troy Ltd (b)	1,871	54,390
Hovnanian Enterprises Inc Class A (b)	384	54,685
Installed Building Products Inc	1,841	423,135
KB Home	5,143	321,900
La-Z-Boy Inc	3,280	131,594
Legacy Housing Corp (b)(c)	669	17,575
Leggett & Platt Inc	10,754	125,929
LGI Homes Inc (b)	1,602	102,015
Lovesac Co/The (b)(c)	1,015	16,940
M/I Homes Inc (b)	2,127	342,000
Meritage Homes Corp	5,446	456,647
Mohawk Industries Inc (b)	4,215	511,406
Newell Brands Inc (c)	34,562	212,211
SharkNinja Inc (b)(c)	5,725	871,746
Smith Douglas Homes Corp Class A (b)(c)	698	10,847
Somnigroup International Inc	17,024	1,334,683
Sonos Inc (b)	9,838	133,108
Taylor Morrison Home Corp (b)	7,911	567,535
Toll Brothers Inc	7,685	1,266,104
TopBuild Corp (b)	2,264	802,656
Whirlpool Corp (c)	5,153	203,131
		9,283,478
Leisure Products - 0.5%
Acushnet Holdings Corp	2,241	265,626
Brunswick Corp/DE	5,285	445,208
Callaway Golf Co (b)	11,340	213,079
Funko Inc Class A (b)	2,831	16,646
Hasbro Inc	10,799	891,889
JAKKS Pacific Inc	670	15,598
Johnson Outdoors Inc Class A	552	25,414
Latham Group Inc (b)	3,367	21,784
Malibu Boats Inc Class A (b)	1,537	42,160
MasterCraft Boat Holdings Inc (b)	901	23,264
Mattel Inc (b)	25,172	349,387
Peloton Interactive Inc Class A (b)(c)	33,248	196,496
Polaris Inc	4,344	297,303
Smith & Wesson Brands Inc	3,571	53,708
Sturm Ruger & Co Inc	1,293	48,940
YETI Holdings Inc (b)	6,317	313,071
		3,219,573
Specialty Retail - 2.2%
1-800-Flowers.com Inc Class A (b)	2,031	7,068
Abercrombie & Fitch Co Class A (b)	3,714	334,297
Academy Sports & Outdoors Inc	5,396	254,313
Advance Auto Parts Inc (c)	4,864	302,638
America's Car-Mart Inc/TX (b)	626	1,747
American Eagle Outfitters Inc	12,774	219,713
Arhaus Inc Class A	4,760	40,079
Arko Corp	6,461	51,882
Asbury Automotive Group Inc (b)	1,568	315,293
AutoNation Inc (b)	2,099	389,973
Barnes & Noble Education Inc (b)	1,631	20,485
Bath & Body Works Inc	16,604	384,051
Bed Bath & Beyond Inc (b)(c)	6,073	35,163
Boot Barn Holdings Inc (b)	2,464	404,761
Buckle Inc/The	2,493	105,205
Build-A-Bear Workshop Inc (c)	1,022	31,283
Caleres Inc	2,825	34,945
Camping World Holdings Inc Class A	5,323	40,614
CarMax Inc (b)	11,487	607,547
Chewy Inc Class A (b)	19,328	379,795
Citi Trends Inc (b)	618	35,745
Designer Brands Inc Class A (c)	2,626	15,310
Dick's Sporting Goods Inc	5,379	1,220,012
EVgo Inc Class A (b)(c)	12,124	23,157
Five Below Inc (b)	4,466	802,943
Floor & Decor Holdings Inc Class A (b)	8,739	518,747
GameStop Corp Class A (b)(c)	33,398	737,429
Gap Inc/The	18,378	343,301
Genesco Inc (b)	854	28,840
Group 1 Automotive Inc	953	277,485
Haverty Furniture Cos Inc	1,012	25,836
Lands' End Inc (b)	853	8,939
Lithia Motors Inc	1,961	569,651
MarineMax Inc (b)	1,584	58,006
Monro Inc (c)	2,518	43,083
Murphy USA Inc	1,368	737,174
National Vision Holdings Inc (b)	6,530	124,135
OneWater Marine Inc Class A (b)(c)	1,009	11,371
Penske Automotive Group Inc (c)	1,492	266,993
Petco Health & Wellness Co Inc Class A (b)	6,517	17,726
RealReal Inc/The (b)	8,124	95,782
Revolve Group Inc Class A (b)	3,198	73,202
RH (b)	1,247	205,418
Sally Beauty Holdings Inc (b)	7,754	109,642
Shoe Station Group Inc (c)	1,625	24,099
Signet Jewelers Ltd	3,300	284,460
Sonic Automotive Inc Class A (c)	1,214	102,935
Stitch Fix Inc Class A (b)	9,977	41,005
ThredUp Inc Class A (b)	8,309	56,917
Upbound Group Inc	4,392	93,198
Urban Outfitters Inc (b)	4,357	308,737
Valvoline Inc (b)	10,287	406,748
Victoria's Secret & Co (b)	6,504	542,954
Warby Parker Inc Class A (b)(c)	8,062	244,601
Wayfair Inc Class A (b)	8,663	800,635
Winmark Corp	245	103,655
Zumiez Inc (b)	1,200	21,360
		13,342,083
Textiles, Apparel & Luxury Goods - 0.7%
Capri Holdings Ltd (b)	9,625	178,736
Carter's Inc	2,954	121,587
Columbia Sportswear Co	2,095	129,513
Crocs Inc (b)	4,070	491,005
Figs Inc Class A (b)	12,663	129,542
G-III Apparel Group Ltd	3,013	101,568
Kontoor Brands Inc	4,150	345,861
Lakeland Industries Inc (c)	758	8,102
Levi Strauss & Co Class A	7,915	196,529
Movado Group Inc	1,354	53,226
Oxford Industries Inc (c)	1,140	39,752
PVH Corp	3,707	275,282
Ralph Lauren Corp Class A	3,131	1,256,815
Rocky Brands Inc	544	22,435
Steven Madden Ltd	5,891	248,011
Under Armour Inc Class A (b)(c)	16,869	107,793
Under Armour Inc Class C (b)(c)	8,186	50,917
VF Corp	26,608	443,821
Wolverine World Wide Inc	6,535	108,024
		4,308,519
TOTAL CONSUMER DISCRETIONARY		64,070,140
Consumer Staples - 2.8%
Beverages - 0.5%
Boston Beer Co Inc/The Class A (b)(c)	633	112,060
Brown-Forman Corp Class A	5,601	153,243
Brown-Forman Corp Class B	12,741	339,548
Celsius Holdings Inc (b)(c)	12,961	379,498
Coca-Cola Consolidated Inc	4,581	874,605
MGP Ingredients Inc	1,019	17,853
Molson Coors Beverage Co Class B	13,711	534,181
National Beverage Corp (b)	1,857	57,938
Primo Brands Corp Class A	20,153	492,539
Vita Coco Co Inc/The (b)	3,553	234,995
		3,196,460
Consumer Staples Distribution & Retail - 0.9%
Albertsons Cos Inc Class A	29,963	405,399
Andersons Inc/The	2,717	185,843
BJ's Wholesale Club Holdings Inc (b)	10,599	924,445
Chefs' Warehouse Inc/The (b)	2,935	282,054
Grocery Outlet Holding Corp (b)(c)	7,781	77,654
Ingles Markets Inc Class A	1,103	97,704
Maplebear Inc (b)	14,902	705,610
Natural Grocers by Vitamin Cottage Inc (c)	963	29,872
Performance Food Group Co (b)	12,729	1,422,975
PriceSmart Inc	2,047	399,861
Sprouts Farmers Market Inc (b)	7,893	667,590
United Natural Foods Inc (b)	4,933	225,290
Village Super Market Inc Class A	829	34,967
Weis Markets Inc	765	59,907
		5,519,171
Food Products - 1.0%
B&G Foods Inc (c)	6,868	27,335
Beyond Meat Inc (b)	40,199	30,149
Cal-Maine Foods Inc (c)	3,629	292,352
Campbell's Company/The (c)	15,927	354,694
Conagra Brands Inc	38,864	523,109
Darling Ingredients Inc (b)	12,810	699,682
Del Monte Corp	2,705	75,497
Flowers Foods Inc (c)	17,418	137,602
Freshpet Inc (b)	3,956	233,879
Hormel Foods Corp	23,666	587,390
Ingredion Inc	5,094	482,453
J & J Snack Foods Corp	1,245	91,445
JM Smucker Co	8,645	972,563
John B Sanfilippo & Son Inc	728	62,601
Lamb Weston Holdings Inc	11,263	486,336
Lifeway Foods Inc (b)(c)	448	13,367
Mama's Creations Inc (b)	3,140	56,049
Marzetti Company/The	1,651	188,478
Mission Produce Inc (b)(c)	3,475	40,970
Pilgrim's Pride Corp	3,454	97,092
Post Holdings Inc (b)	3,402	300,261
Seaboard Corp	21	93,751
Seneca Foods Corp Class A (b)	389	67,663
Simply Good Foods Co/The (b)	6,670	88,578
Tootsie Roll Industries Inc Class A	1,591	62,924
Utz Brands Inc Class A	6,487	49,950
Vital Farms Inc (b)(c)	3,244	37,728
Westrock Coffee Co (b)	3,372	27,347
		6,181,245
Household Products - 0.2%
Central Garden & Pet Co (b)	1,124	49,838
Central Garden & Pet Co Class A (b)	3,613	140,076
Energizer Holdings Inc	4,991	107,007
Oil-Dri Corp of America	826	84,425
Reynolds Consumer Products Inc	4,532	121,684
Spectrum Brands Holdings Inc	1,882	161,382
WD-40 Co	1,096	267,030
		931,442
Personal Care Products - 0.2%
BellRing Brands Inc (b)	9,770	126,424
Coty Inc Class A (b)	29,174	63,016
Edgewell Personal Care Co	3,887	104,405
elf Beauty Inc (b)(c)	4,779	353,646
Herbalife Ltd (b)	8,589	112,945
Honest Co Inc/The (b)(c)	8,827	32,307
Interparfums Inc	1,499	167,678
Medifast Inc (b)	783	8,308
Nature's Sunshine Products Inc (b)	1,023	22,301
Niagen Bioscience Inc (b)	4,034	12,868
Nu Skin Enterprises Inc Class A	4,552	24,035
Olaplex Holdings Inc (b)	9,245	18,952
USANA Health Sciences Inc (b)	783	16,717
		1,063,602
Tobacco - 0.0%
Turning Point Brands Inc	1,571	133,237
Universal Corp/VA	2,024	105,592
		238,829
TOTAL CONSUMER STAPLES		17,130,749
Energy - 3.6%
Energy Equipment & Services - 1.1%
Archrock Inc	14,233	579,425
Atlas Energy Solutions Inc (c)	6,253	103,862
Bristow Group Inc	2,062	85,202
Cactus Inc Class A	5,608	287,298
Core Laboratories Inc (c)	3,702	43,128
DMC Global Inc (b)	1,377	8,000
Energy Services of America Corp	908	17,561
Expro Group Holdings NV (b)	8,274	122,207
Flowco Holdings Inc Class A	2,409	51,408
Forum Energy Technologies Inc (b)	903	45,358
Geospace Technologies Corp (b)	937	6,343
Helix Energy Solutions Group Inc (b)	11,173	97,652
Helmerich & Payne Inc	8,108	265,456
Innovex International Inc (b)	3,236	80,253
Kodiak Gas Services Inc	6,737	506,151
Liberty Energy Inc Class A	13,137	344,058
Nabors Industries Ltd (b)	1,185	99,552
National Energy Services Reunited Corp (b)	4,729	141,539
Natural Gas Services Group Inc	913	39,387
Noble Corp PLC	10,220	381,206
NOV Inc	29,278	543,107
Oceaneering International Inc (b)	8,113	328,739
Oil States International Inc (b)	4,448	35,628
Patterson-UTI Energy Inc	28,007	257,104
ProPetro Holding Corp (b)	7,807	111,952
Ranger Energy Services Inc Class A	1,151	18,428
RPC Inc	7,110	41,451
Select Water Solutions Inc Class A	9,165	183,117
Solaris Energy Infrastructure Inc Class A	3,722	299,472
TETRA Technologies Inc (b)	10,853	122,964
Tidewater Inc (b)	3,741	249,263
Transocean Ltd (b)(c)	80,384	393,078
Valaris Ltd (b)	5,222	379,117
Weatherford International PLC	5,817	474,086
		6,742,552
Oil, Gas & Consumable Fuels - 2.5%
Aemetis Inc (b)	4,439	7,280
Amplify Energy Corp (b)	2,530	10,069
Antero Midstream Corp	26,970	613,568
Antero Resources Corp (b)	23,785	835,805
APA Corp	28,765	936,876
California Resources Corp	6,415	339,161
Calumet Inc (b)	5,213	187,772
Centrus Energy Corp Class A (b)(c)	1,540	258,520
Chord Energy Corp	4,628	528,980
Clean Energy Fuels Corp (b)	15,592	31,964
CNX Resources Corp (b)	11,573	392,672
Comstock Inc (b)(c)	5,233	21,769
Comstock Resources Inc (b)(c)	6,486	96,771
Core Natural Resources Inc	4,162	333,043
Crescent Energy Co Class A	19,777	194,210
CVR Energy Inc	2,537	69,869
Delek US Holdings Inc	4,870	247,445
Diversified Energy Co	5,329	73,860
Dorian LPG Ltd	2,950	102,601
DT Midstream Inc	8,255	1,211,339
Evolution Petroleum Corp (c)	2,790	10,267
Excelerate Energy Inc Class A	1,925	73,131
Gevo Inc (b)	20,636	30,954
Granite Ridge Resources Inc	6,287	27,726
Green Plains Inc (b)	5,735	88,204
Gulfport Energy Corp (b)	1,275	216,368
HF Sinclair Corp	12,689	883,789
HighPeak Energy Inc Class A (c)	1,838	12,848
Infinity Natural Resources Inc Class A (b)(c)	1,200	15,240
International Seaways Inc	3,296	252,441
Kinetik Holdings Inc Class A	3,742	180,888
Lightbridge Corp (b)(c)	2,868	25,210
Magnolia Oil & Gas Corp Class A	14,799	378,558
Matador Resources Co	9,495	472,661
Murphy Oil Corp	10,914	355,360
NextDecade Corp (b)(c)	11,697	88,195
Northern Oil & Gas Inc	8,578	155,691
Par Pacific Holdings Inc (b)	4,076	228,582
PBF Energy Inc Class A	6,737	306,668
Peabody Energy Corp	9,874	228,287
Permian Resources Holdings Inc/DE Class A	60,083	1,106,128
PrimeEnergy Resources Corp (b)	50	8,345
Range Resources Corp	19,255	716,093
REX American Resources Corp (b)	2,329	105,154
Riley Exploration Permian Inc	921	30,356
Ring Energy Inc (b)	11,763	12,704
Sable Offshore Corp (b)(c)	10,092	31,083
SandRidge Energy Inc	2,727	37,360
SM Energy Co	18,367	479,379
Summit Midstream Corp Class A (b)	981	27,939
Talos Energy Inc (b)	10,277	132,676
Ur-Energy Inc (United States) (b)(c)	27,900	37,944
Uranium Energy Corp (b)(c)	39,243	418,330
VAALCO Energy Inc	8,611	43,744
Venture Global Inc Class A	38,896	432,912
Viper Energy Inc Class A	15,152	642,445
Vitesse Energy Inc (c)	2,444	38,542
W&T Offshore Inc	8,506	26,794
World Kinect Corp (c)	4,653	153,270
		15,005,840
TOTAL ENERGY		21,748,392
Financials - 16.1%
Banks - 6.2%
1st Source Corp	1,498	122,207
ACNB Corp	868	51,542
Amalgamated Financial Corp	1,690	77,571
Amerant Bancorp Inc Class A	3,050	77,836
Ameris Bancorp	5,180	467,547
Arrow Financial Corp	1,198	49,106
Associated Banc-Corp	13,203	406,256
Atlantic Union Bankshares Corp (c)	11,538	488,173
Avidbank Holdings Inc (b)	528	17,440
Axos Financial Inc (b)	4,591	447,117
Banc of California Inc	10,794	220,521
BancFirst Corp	1,709	189,921
Bancorp Inc/The (b)	3,444	215,732
Bank First Corp (c)	810	120,164
Bank of Hawaii Corp	3,246	264,517
Bank of Marin Bancorp	1,423	39,417
Bank OZK	8,409	438,025
BankUnited Inc	5,996	290,506
Bankwell Financial Group Inc	611	35,896
Banner Corp	2,781	184,770
Bar Harbor Bankshares	1,397	52,751
Beacon Financial Corp	6,806	207,243
BOK Financial Corp	1,703	236,513
Bridgewater Bancshares Inc (b)	1,933	40,670
Burke & Herbert Financial Services Corp	1,052	75,597
Business First Bancshares Inc	2,617	80,420
Byline Bancorp Inc	2,583	97,276
California BanCorp	1,889	39,367
Camden National Corp	1,375	74,553
Capital Bancorp Inc	1,027	36,068
Capital City Bank Group Inc	1,118	55,252
Capitol Federal Financial Inc	9,513	80,956
Carter Bankshares Inc	1,778	60,470
Cathay General Bancorp	5,452	337,969
Central Pacific Financial Corp	2,144	81,901
ChoiceOne Financial Services Inc	1,225	41,650
City Holding Co	1,178	156,250
Civista Bancshares Inc	1,720	48,538
CNB Financial Corp/PA	2,325	78,376
Coastal Financial Corp/WA Class A (b)	1,084	84,021
CoastalSouth Bancshares Inc	538	14,445
Colony Bankcorp Inc	1,795	36,062
Columbia Banking System Inc	23,959	767,886
Columbia Financial Inc (b)(c)	2,208	46,854
Commerce Bancshares Inc/MO	11,081	639,928
Commercial Bancgroup Inc	511	16,500
Community Financial System Inc	4,312	289,421
Community Trust Bancorp Inc	1,225	88,641
Community West Bancshares	1,893	50,846
Connectone Bancorp Inc	4,104	137,238
Cullen/Frost Bankers Inc	5,108	789,288
Customers Bancorp Inc (b)	2,575	203,683
CVB Financial Corp	10,357	233,550
Dime Commercial Bancshares Inc	3,342	135,852
Eagle Bancorp Inc	2,208	62,685
East West Bancorp Inc	11,140	1,438,063
Eastern Bankshares Inc (c)	17,536	390,001
Enterprise Financial Services Corp	3,013	198,496
Equity Bancshares Inc Class A	1,211	59,327
Esquire Financial Holdings Inc	534	63,605
Farmers National Banc Corp	4,504	65,758
FB Bancorp Inc (b)	1,213	18,268
FB Financial Corp	3,292	182,212
Financial Institutions Inc	1,607	62,625
First Bancorp/Southern Pines NC	3,382	216,211
First Busey Corp	7,161	211,250
First Business Financial Services Inc	705	44,535
First Commonwealth Financial Corp	8,347	169,695
First Community Bankshares Inc	1,508	66,985
First Community Corp/SC	669	21,863
First Financial Bancorp	8,393	283,935
First Financial Bankshares Inc	10,635	367,971
First Financial Corp	968	74,962
First Hawaiian Inc	9,974	292,238
First Horizon Corp	39,188	1,004,780
First Internet Bancorp	579	16,096
First Interstate BancSystem Inc Class A	7,172	276,552
First Merchants Corp	5,050	220,635
First Mid Bancshares Inc	1,760	84,638
Firstsun Capital Bancorp (b)	1,936	75,078
Five Star Bancorp	1,375	66,949
Flagstar Financial Inc	24,204	361,608
FNB Corp/PA	28,668	546,985
Franklin Financial Services Corp	305	19,093
Fulton Financial Corp	15,522	375,477
GBank Financial Holdings Inc (b)	662	20,065
German American Bancorp Inc	3,119	148,028
Glacier Bancorp Inc	10,459	539,475
Great Southern Bancorp Inc (c)	671	52,613
Hancock Whitney Corp	6,657	497,411
Hanmi Financial Corp	2,363	76,561
Heritage Financial Corp Wash	3,298	97,687
Hilltop Holdings Inc	3,397	131,736
Hingham Institution For Savings The (c)	155	47,608
Home Bancorp Inc	582	39,879
Home BancShares Inc/AR	14,831	423,425
HomeTrust Bancshares Inc	1,082	53,981
Hope Bancorp Inc	10,590	144,871
Horizon Bancorp Inc/IN	4,175	83,417
Independent Bank Corp	4,020	336,554
Independent Bank Corp/MI	1,669	60,201
International Bancshares Corp	4,376	332,357
Investar Holding Corp	854	25,586
Kearny Financial Corp/MD	4,910	46,449
Lakeland Financial Corp	2,091	129,057
Live Oak Bancshares Inc	2,921	119,294
Mechanics Bancorp Class A	3,886	61,787
Mercantile Bank Corp	1,374	78,895
Meridian Corp	694	13,900
Metrocity Bankshares Inc	1,760	63,166
Metropolitan Bank Holding Corp	908	89,674
Mid Penn Bancorp Inc	1,661	57,869
Midland States Bancorp Inc	1,763	54,900
MVB Financial Corp	866	25,123
National Bank Holdings Corp Class A	3,677	163,369
NB Bancorp Inc	3,070	64,869
Nbt Bancorp Inc	4,302	212,390
Nicolet Bankshares Inc (c)	1,587	262,474
Northeast Bank	577	76,470
Northfield Bancorp Inc	3,015	44,411
Northpointe Bancshares Inc	728	13,962
Northrim BanCorp Inc	1,802	49,987
Northwest Bancshares Inc	12,045	182,602
OceanFirst Financial Corp	4,758	92,924
Old National Bancorp/IN	28,042	726,288
Old Second Bancorp Inc	4,126	96,218
Origin Bancorp Inc	2,395	122,504
Orrstown Financial Services Inc	1,553	63,409
Park National Corp	1,321	241,730
Parke Bancorp Inc	695	23,046
Pathward Financial Inc	1,773	154,357
Peapack-Gladstone Financial Corp	1,270	60,109
Peoples Bancorp Inc/OH	2,920	112,157
Peoples Financial Services Corp	779	51,702
Pinnacle Financial Partners Inc	12,193	1,230,030
Preferred Bank/Los Angeles CA	893	94,890
Prosperity Bancshares Inc	8,171	596,728
Provident Financial Services Inc	10,627	251,222
QCR Holdings Inc	1,359	132,299
Red River Bancshares Inc	402	36,695
Renasant Corp	7,674	326,452
Republic Bancorp Inc/KY Class A	781	70,626
S&T Bancorp Inc	3,090	151,657
Seacoast Banking Corp of Florida	7,873	261,777
ServisFirst Bancshares Inc	4,094	355,155
Shore Bancshares Inc	2,491	57,168
Sierra Bancorp	1,026	41,820
Simmons First National Corp Class A	11,843	268,244
SmartFinancial Inc	1,197	56,163
South Plains Financial Inc	1,009	43,473
Southern Financial Capital Trust III (b)	647	39,532
Southern Missouri Bancorp Inc	752	57,310
Southside Bancshares Inc	2,284	80,374
SOUTHSTATE BANK CORP	8,022	801,398
Stellar Bancorp Inc	3,711	145,917
Stock Yards Bancorp Inc	2,264	173,128
Texas Capital Bancshares Inc	3,567	368,328
TFS Financial Corp (c)	4,128	73,148
Third Coast Bancshares Inc (b)	1,065	43,026
Tompkins Financial Corp	1,009	95,371
Towne Bank/Portsmouth VA	7,001	253,716
TriCo Bancshares	2,701	145,449
Triumph Financial Inc (b)	1,868	142,547
TrustCo Bank Corp NY	1,441	79,125
Trustmark Corp	4,794	220,572
UMB Financial Corp	5,774	824,296
United Bankshares Inc/WV	11,326	519,071
United Community Bank/SC	9,798	343,812
Unity Bancorp Inc	577	33,864
Univest Financial Corp	2,265	99,094
Valley National Bancorp	38,674	566,574
WaFd Inc	6,142	235,669
Washington Trust Bancorp Inc	1,584	57,784
Webster Financial Corp	12,991	992,772
WesBanco Inc	7,846	306,229
Westamerica BanCorp	2,025	118,807
Western Alliance Bancorp	8,330	684,726
Wintrust Financial Corp	5,416	870,460
WSFS Financial Corp	4,315	331,090
Zions Bancorp NA	11,948	826,682
		37,129,692
Capital Markets - 2.6%
Acadian Asset Management Inc	2,140	153,053
Affiliated Managers Group Inc	2,277	770,537
AI Financial Corp (b)	9,111	5,331
Artisan Partners Asset Management Inc Class A	5,832	201,379
Bakkt Inc Class A (b)(c)	945	7,380
BGC Group Inc Class A	29,433	314,639
Blue Owl Capital Inc Class A	51,319	449,041
BRC Group Holdings Inc (b)(c)	1,258	10,114
Carlyle Group Inc/The	21,041	886,037
Cohen & Steers Inc	2,258	171,924
DigitalBridge Group Inc Class A (c)	13,435	212,004
Donnelley Financial Solutions Inc (b)	2,165	90,822
Evercore Inc Class A	3,136	1,070,757
FactSet Research Systems Inc	3,008	692,081
Federated Hermes Inc Class B	5,986	330,547
Franklin Resources Inc	24,900	828,423
Galaxy Digital Inc Class A (b)(c)	15,642	427,652
GCM Grosvenor Inc Class A	5,071	62,373
Hamilton Lane Inc Class A	3,322	261,873
Houlihan Lokey Inc Class A	4,408	591,245
Innventure Inc (b)(c)	3,378	17,126
Invesco Ltd	35,969	949,222
Janus Henderson Group PLC	9,914	515,032
Jefferies Financial Group Inc	13,403	669,882
Lazard Inc (c)	9,164	384,338
MarketAxess Holdings Inc	3,017	342,399
Miami International Holdings Inc (c)	2,461	91,451
Moelis & Co Class A	6,019	393,763
Morningstar Inc (c)	1,862	290,509
Oppenheimer Holdings Inc Class A	484	51,081
Perella Weinberg Partners Class A	5,304	84,652
Piper Sandler Cos	5,488	397,002
PJT Partners Inc Class A	1,973	297,805
Ridgepost Capital Inc Class A	5,187	40,822
SEI Investments Co	7,531	660,544
StepStone Group Inc Class A	6,001	248,201
Stifel Financial Corp	12,348	861,520
StoneX Group Inc (b)	5,674	672,369
TPG Inc Class A	10,494	425,532
Victory Capital Holdings Inc Class A	3,850	323,631
Virtu Financial Inc Class A	6,452	384,346
Virtus Invt Partners Inc	502	72,037
WisdomTree Inc	9,310	157,711
		15,868,187
Consumer Finance - 1.0%
Ally Financial Inc	22,779	1,046,695
Atlanticus Holdings Corp (b)	468	47,853
Bread Financial Holdings Inc	3,574	387,243
Credit Acceptance Corp (b)(c)	486	309,456
Dave Inc Class A (b)(c)	901	335,704
DeFi Development Corp (b)(c)	1,763	5,182
Encore Capital Group Inc (b)	1,805	168,388
Enova International Inc (b)	2,005	482,664
EZCORP Inc Class A (b)	4,753	164,311
Figure Technology Solutions Inc Class A	2,654	81,504
FirstCash Holdings Inc	3,137	678,596
Green Dot Corp Class A (b)	4,056	54,797
Happen Inc (b)	9,374	194,417
Jefferson Capital Inc	1,605	31,249
Lendingtree Inc (b)	916	40,570
Navient Corp	5,405	45,997
Nelnet Inc Class A	1,129	150,530
NerdWallet Inc Class A (b)	2,512	23,236
OneMain Holdings Inc	9,523	580,617
Oportun Financial Corp (b)	2,924	16,695
OppFi Inc Class A (b)(c)	2,019	20,049
PRA Group Inc (b)	3,086	58,603
PROG Holdings Inc	3,232	150,644
Regional Management Corp	642	26,450
SLM Corp	16,172	419,502
Upstart Holdings Inc (b)(c)	7,018	248,648
World Acceptance Corp (b)(c)	239	53,495
		5,823,095
Financial Services - 2.3%
Affirm Holdings Inc Class A (b)	23,716	1,934,041
Alerus Financial Corp	2,042	63,506
Better Home & Finance Holding Co Class A (b)(c)	529	14,548
Cannae Holdings Inc	3,666	52,790
Cass Information Systems Inc	960	49,267
Corebridge Financial Inc	20,750	594,073
Enact Holdings Inc	2,378	108,698
Equitable Holdings Inc	23,015	1,009,898
Essent Group Ltd	7,749	498,106
Euronet Worldwide Inc (b)	3,178	232,598
Federal Agricultural Mortgage Corp Class C	768	153,039
Finance of America Cos Inc Class A (b)(c)	366	10,072
Flywire Corp (b)	9,056	159,114
HA Sustainable Infrastructure Capital Inc	10,363	404,675
International Money Express Inc (b)	2,456	35,489
Jack Henry & Associates Inc	5,856	806,605
Jackson Financial Inc	5,754	589,152
loanDepot Inc Class A (b)	14,380	17,975
Marqeta Inc Class A (b)	31,515	127,951
Merchants Bancorp/IN (c)	2,342	117,100
MGIC Investment Corp	17,799	501,932
NCR Atleos Corp (b)	5,973	259,288
NewtekOne Inc	2,429	35,973
NMI Holdings Inc (b)	6,178	253,854
Onity Group Inc (b)	477	18,961
Paymentus Holdings Inc Class A (b)	4,039	97,582
Payoneer Global Inc (b)	22,917	163,169
Paysign Inc (b)	2,575	21,089
PennyMac Financial Services Inc	2,363	205,817
Priority Technology Holdings Inc (b)(c)	2,006	13,380
Radian Group Inc	10,990	413,993
Remitly Global Inc (b)	13,925	312,059
Repay Holdings Corp Class A (b)	4,865	20,433
Rocket Cos Inc Class A (b)	78,435	1,235,352
Sezzle Inc (b)(c)	1,391	238,737
Shift4 Payments Inc Class A (b)(c)	5,485	266,790
Toast Inc Class A (b)	38,617	1,074,326
UWM Holdings Corp Class A	19,848	45,452
Velocity Financial Inc (b)	669	12,350
Voya Financial Inc	7,630	690,744
Walker & Dunlop Inc	2,797	152,996
Western Union Co/The (c)	25,999	200,192
WEX Inc (b)	2,781	392,371
		13,605,537
Insurance - 3.2%
Abacus Global Management Inc Class A (c)	2,350	25,169
American Coastal Insurance Corp	1,815	20,147
American Financial Group Inc/OH	5,610	785,063
American Integrity Insurance Group Inc	513	9,659
Amerisafe Inc	1,561	52,809
Assurant Inc	4,054	1,088,621
Assured Guaranty Ltd	3,495	280,159
Axis Capital Holdings Ltd	6,226	668,921
Baldwin Insurance Group Inc/The Class A (b)	6,429	170,883
Bowhead Specialty Holdings Inc (b)	1,465	43,847
Brighthouse Financial Inc (b)	4,606	291,560
CNO Financial Group Inc	7,651	390,048
Donegal Group Inc Class A	1,278	24,103
Employers Holdings Inc	1,803	91,015
Erie Indemnity Co Class A (c)	2,067	495,563
F&G Annuities & Life Inc (c)	3,149	83,732
Fidelity National Financial Inc	20,713	976,825
First American Financial Corp	8,272	567,376
Genworth Financial Inc Class A (b)	32,140	304,366
Globe Life Inc	6,442	1,151,057
Goosehead Insurance Inc Class A (b)	2,066	100,201
Greenlight Capital Re Ltd Class A (b)	2,247	36,356
Hagerty Inc Class A (b)(c)	3,245	38,680
Hanover Insurance Group Inc/The	2,864	613,240
HCI Group Inc	881	154,395
Heritage Insurance Holdings Inc (b)	1,809	47,179
Hippo Holdings Inc (b)	1,702	48,099
Horace Mann Educators Corp	3,328	171,891
Investors Title Co	138	37,768
James River Group Holdings Inc	3,349	14,736
Kemper Corp	4,854	130,864
Kingstone Cos Inc	858	16,328
Kinsale Capital Group Inc	1,793	591,349
Lemonade Inc (b)	5,157	335,463
Lincoln National Corp	13,708	484,578
Loews Corp	13,651	1,545,430
MBIA Inc (b)(c)	3,147	20,518
Mercury General Corp	2,159	230,193
Neptune Insurance Holdings Inc Class A	1,503	47,345
Octave Specialty Group Inc (b)	3,130	19,531
Old Republic International Corp	18,451	755,015
Oscar Health Inc Class A (b)	17,656	503,549
Palomar Hldgs Inc (b)	2,153	272,118
Primerica Inc	2,587	735,225
Reinsurance Group of America Inc	5,321	1,131,511
RLI Corp	7,456	440,426
Root Inc/OH Class A (b)	1,086	60,729
Ryan Specialty Holdings Inc Class A (c)	9,262	349,733
Safety Insurance Group Inc	1,208	90,431
Selective Insurance Group Inc	4,874	472,827
Selectquote Inc (b)	11,152	9,379
SiriusPoint Ltd (b)	8,413	201,912
Skyward Specialty Insurance Group Inc (b)	3,350	195,473
Slide Insurance Holdings Inc (b)	2,051	39,728
Stewart Information Services Corp	2,474	163,333
Tiptree Inc Class A	2,024	36,270
Trupanion Inc (b)	2,692	66,681
TWFG Inc Class A (b)	1,037	24,940
United Fire Group Inc	1,752	91,875
Universal Insurance Holdings Inc	2,118	87,600
Unum Group	12,346	1,103,732
White Mountains Insurance Group Ltd	197	408,458
		19,446,012
Mortgage Real Estate Investment Trusts (REITs) - 0.8%
Adamas Trust Inc	6,831	64,075
AGNC Investment Corp (c)	89,830	979,147
Annaly Capital Management Inc	58,183	1,300,972
Apollo Commercial Real Estate Finance Inc (c)	10,637	113,603
Arbor Realty Trust Inc (c)	15,581	84,449
Ares Commercial Real Estate Corp	4,151	18,679
ARMOUR Residential REIT Inc	9,112	159,004
Blackstone Mortgage Trust Inc Class A	13,034	220,926
Brightspire Capital Inc Class A	10,569	57,601
Chimera Investment Corp	6,959	92,833
Claros Mortgage Trust Inc (b)	11,696	27,486
Dynex Capital Inc	16,128	211,438
Ellington Financial Inc (c)	10,118	137,706
Franklin BSP Realty Trust Inc	6,689	54,448
Invesco Mortgage Capital Inc (c)	5,892	46,547
Kkr Real Estate Finance Trust Inc (c)	4,758	32,545
Ladder Capital Corp Class A (c)	8,907	88,625
MFA Financial Inc	8,207	79,526
Orchid Island Capital Inc	14,956	104,243
Pennymac Mortgage Investment Trust	6,879	77,595
Ready Capital Corp (c)	11,105	19,434
Redwood Trust Inc	10,235	48,514
Rithm Capital Corp	45,243	424,832
Starwood Property Trust Inc	28,547	467,600
TPG Mortgage Investment Trust Inc	2,377	18,825
TPG RE Finance Trust Inc	6,537	54,715
Two Harbors Investment Corp	8,582	106,503
		5,091,871
TOTAL FINANCIALS		96,964,394
Health Care - 14.0%
Biotechnology - 6.2%
4D Molecular Therapeutics Inc (b)	3,357	44,648
Abeona Therapeutics Inc (b)(c)	3,668	22,668
Absci Corp (b)	10,688	123,874
ACADIA Pharmaceuticals Inc (b)	10,237	258,996
Achieve Life Sciences Inc (b)(c)	3,846	25,114
ADMA Biologics Inc (b)	19,361	162,052
Agenus Inc (b)(c)	2,466	7,546
Agios Pharmaceuticals Inc (b)	4,826	179,093
Akebia Therapeutics Inc (b)	19,261	21,958
Aldeyra Therapeutics Inc (b)	3,487	7,427
Alector Inc (b)	6,846	13,760
Alkermes PLC (b)	13,407	702,460
Allogene Therapeutics Inc (b)	12,106	25,180
Altimmune Inc (b)	10,948	33,282
AnaptysBio Inc (b)	1,607	108,473
Anavex Life Sciences Corp (b)	6,739	17,454
Anika Therapeutics Inc (b)	1,047	15,318
Annexon Inc (b)	10,599	60,520
Apogee Therapeutics Inc (b)	4,362	578,968
Arbutus Biopharma Corp (b)(c)	12,381	59,429
Arcturus Therapeutics Holdings Inc (b)(c)	1,906	12,808
Arcus Biosciences Inc (b)	6,901	212,758
Arcutis Biotherapeutics Inc (b)	9,082	238,130
Ardelyx Inc (b)	19,326	98,563
ArriVent Biopharma Inc (b)	2,435	84,592
Arrowhead Pharmaceuticals Inc (b)	11,358	925,791
ARS Pharmaceuticals Inc (b)(c)	5,374	43,046
Assembly Biosciences Inc (b)	817	22,451
Atrium Therapeutics Inc	1,026	13,800
aTyr Pharma Inc (b)	6,112	3,648
Aura Biosciences Inc (b)	4,945	35,110
Beam Therapeutics Inc (b)	8,032	275,658
Bicara Therapeutics Inc (b)	2,552	75,769
BioCryst Pharmaceuticals Inc (b)	19,568	195,680
Biohaven Ltd (b)	9,312	138,563
BioMarin Pharmaceutical Inc (b)	15,602	892,746
Biomea Fusion Inc (b)	4,006	5,889
Black Diamond Therapeutics Inc (b)	3,325	6,151
Bridgebio Pharma Inc (b)	13,754	1,024,398
C4 Therapeutics Inc (b)(c)	7,108	33,194
Cabaletta Bio Inc (b)(c)	8,511	26,469
Candel Therapeutics Inc (b)(c)	3,384	34,855
Capricor Therapeutics Inc (b)	3,638	87,603
Cardiff Oncology Inc (b)(c)	5,115	6,650
CareDx Inc (b)	4,219	120,242
Caribou Biosciences Inc (b)	6,126	10,782
Carisma Therapeutics Inc rights (b)(d)	6,389	0
Cartesian Therapeutics Inc rights (b)(d)	3,666	1,063
Catalyst Pharmaceuticals Inc (b)	9,404	295,568
Celcuity Inc (b)	2,926	306,118
Celldex Therapeutics Inc (b)	5,441	202,460
CG oncology Inc (b)	5,567	395,535
Cogent Biosciences Inc (b)	12,447	481,699
Coherus Oncology Inc (b)	10,821	15,149
Compass Therapeutics Inc (b)	13,678	29,955
Corbus Pharmaceuticals Holdings Inc (b)	1,143	10,721
Corvus Pharmaceuticals Inc (b)	6,135	91,657
Cullinan Therapeutics Inc (b)	4,123	75,080
Cytokinetics Inc (b)	9,910	844,233
CytomX Therapeutics Inc (b)	14,219	53,321
Denali Therapeutics Inc (b)	12,105	311,341
Design Therapeutics Inc (b)	2,473	35,784
DiaMedica Therapeutics Inc (b)	2,236	15,741
Dianthus Therapeutics Inc (b)	2,993	291,758
Disc Medicine Inc (b)	2,590	189,433
Dyne Therapeutics Inc (b)	11,702	259,901
Editas Medicine Inc (b)	7,077	22,929
Eledon Pharmaceuticals Inc (b)(c)	5,404	21,292
Emergent BioSolutions Inc (b)(c)	4,499	37,702
Enanta Pharmaceuticals Inc (b)	2,436	35,517
Entrada Therapeutics Inc (b)	1,729	12,725
Erasca Inc (b)	19,338	354,272
Evommune Inc (c)	811	10,778
Exelixis Inc (b)	21,081	1,147,017
Fate Therapeutics Inc (b)	7,309	19,734
First Tracks Biotherapeutics Inc	1,639	32,977
Galectin Therapeutics Inc (b)(c)	3,743	17,368
Geron Corp (b)	42,270	54,106
Gossamer Bio Inc (b)(c)	13,387	2,204
GRAIL Inc (b)	2,433	166,101
Halozyme Therapeutics Inc (b)	9,541	746,774
Heron Therapeutics Inc (b)(c)	13,394	5,717
Humacyte Inc Class A (b)(c)	11,911	9,295
Ideaya Biosciences Inc (b)	7,165	267,040
Immunic Inc (b)(c)	866	13,310
ImmunityBio Inc (b)(c)	24,767	216,835
Immunome Inc (b)	8,446	178,971
Immunovant Inc (b)	6,305	242,932
Incyte Corp (b)	13,567	1,537,955
Inhibrx Biosciences Inc (b)	791	74,947
Intellia Therapeutics Inc (b)(c)	9,199	155,647
Ionis Pharmaceuticals Inc (b)	13,135	1,041,474
Iovance Biotherapeutics Inc (b)(c)	27,127	112,848
Ironwood Pharmaceuticals Inc Class A (b)	11,611	48,882
Jade Biosciences Inc (b)	2,550	56,661
Janux Therapeutics Inc (b)	3,855	59,213
Keros Therapeutics Inc (b)	1,434	15,344
Kodiak Sciences Inc (b)	3,307	128,841
Korro Bio Inc (b)	527	6,946
Krystal Biotech Inc (b)	2,096	779,020
Kura Oncology Inc (b)	6,968	76,439
Kymera Therapeutics Inc (b)	5,000	573,350
Kyverna Therapeutics Inc (b)	2,577	22,961
Larimar Therapeutics Inc (b)	3,046	9,290
Lexeo Therapeutics Inc (b)	4,286	19,951
Lineage Cell Therapeutics Inc (b)	16,722	21,906
Lyell Immunopharma Inc (b)	1,039	14,598
MacroGenics Inc (b)	4,217	19,483
Madrigal Pharmaceuticals Inc (b)	1,511	811,331
MannKind Corp (b)	24,122	102,760
MapLight Therapeutics Inc	1,617	57,953
MiMedx Group Inc (b)	10,035	38,635
Mineralys Therapeutics Inc (b)	4,406	118,874
Mirum Pharmaceuticals Inc (b)	3,842	449,783
Moderna Inc (b)	28,217	1,976,037
Monopar Therapeutics Inc (b)(c)	286	26,481
Monte Rosa Therapeutics Inc (b)	5,055	122,331
Myriad Genetics Inc (b)	8,104	46,274
Neurocrine Biosciences Inc (b)	8,144	1,372,549
Neurogene Inc (b)(c)	776	24,405
Nkarta Inc (b)	3,938	11,145
Novavax Inc (b)(c)	13,246	124,777
Nurix Therapeutics Inc (b)	7,961	193,134
Nuvalent Inc Class A (b)	4,276	528,086
Ocugen Inc (b)(c)	26,700	40,851
Olema Pharmaceuticals Inc (b)	4,141	51,804
OmniAb Operations Inc $12.5 earnout shares (b)(d)	200	76
OmniAb Operations Inc $15 earnout shares (b)(d)	200	50
Organogenesis Holdings Inc Class A (b)	5,477	13,309
ORIC Pharmaceuticals Inc (b)(c)	6,119	66,269
Oruka Therapeutics Inc (b)	3,184	303,021
Palvella Therapeutics Inc (b)	759	115,990
PDL BioPharma Inc (b)(d)	2,200	0
Perspective Therapeutics Inc (b)	6,207	21,166
Praxis Precision Medicines Inc (b)	2,089	699,376
Precigen Inc (b)	14,030	79,971
Prime Medicine Inc (b)(c)	9,672	35,690
ProKidney Corp Class A (b)(c)	7,610	15,524
Protagonist Therapeutics Inc (b)	4,772	584,952
Protara Therapeutics Inc (b)	3,333	12,732
PTC Therapeutics Inc (b)	6,515	531,429
Puma Biotechnology Inc (b)	2,846	23,081
Recursion Pharmaceuticals Inc Class A (b)(c)	42,206	154,896
REGENXBIO Inc (b)	3,489	41,798
Relay Therapeutics Inc (b)	10,707	200,328
Replimune Group Inc (b)	6,227	68,933
Rezolute Inc (b)	7,432	38,646
Rhythm Pharmaceuticals Inc (b)	4,935	547,933
Rigel Pharmaceuticals Inc (b)	1,500	58,680
Rocket Pharmaceuticals Inc (b)	6,338	21,676
Roivant Sciences Ltd (b)	36,579	1,294,531
Sagimet Biosciences Inc Class A (b)	1,947	15,050
Sana Biotechnology Inc (b)	13,360	46,626
Sarepta Therapeutics Inc (b)	8,531	153,302
Savara Inc (b)	10,935	67,360
Scholar Rock Holding Corp (b)	6,876	378,180
SELLAS Life Sciences Group Inc (b)(c)	14,097	208,072
Sionna Therapeutics Inc (b)	1,174	51,644
Solid Biosciences Inc (b)	4,128	41,239
Spyre Therapeutics Inc (b)	5,541	491,930
Stoke Therapeutics Inc (b)	4,222	138,144
Summit Therapeutics Inc (b)	12,559	182,985
Syndax Pharmaceuticals Inc (b)	7,084	154,856
Tango Therapeutics Inc (b)	7,975	249,299
Taysha Gene Therapies Inc (b)	17,680	120,401
Tectonic Therapeutic Inc (b)(c)	707	24,303
TG Therapeutics Inc (b)	11,045	606,812
Tonix Pharmaceuticals Holding Corp (b)	927	11,829
Travere Therapeutics Inc (b)	7,257	412,270
Twist Bioscience Corp (b)	4,983	512,651
Tyra Biosciences Inc (b)	1,850	59,089
Ultragenyx Pharmaceutical Inc (b)	7,881	263,147
Upstream Bio Inc (b)	2,472	17,106
Vanda Pharmaceuticals Inc (b)	5,178	31,689
Vaxcyte Inc (b)	10,434	606,528
Vera Therapeutics Inc Class A (b)	5,251	225,320
Veracyte Inc (b)	6,428	377,516
Verastem Inc (b)(c)	5,239	20,013
Vericel Corp (b)	4,136	184,011
Viking Therapeutics Inc (b)	9,406	366,928
Vir Biotechnology Inc (b)	9,285	94,614
Viridian Therapeutics Inc (b)	7,004	128,663
Voyager Therapeutics Inc (b)	3,313	11,596
Xencor Inc (b)	5,665	91,207
XOMA Royalty Corp (b)	822	34,935
Zenas Biopharma Inc (b)	2,351	59,668
		36,857,685
Health Care Equipment & Supplies - 2.1%
Align Technology Inc (b)	5,411	912,619
Alphatec Holdings Inc (b)	8,940	77,331
AngioDynamics Inc (b)	3,523	45,834
Anteris Technologies Global Corp (b)	6,249	61,553
Artivion Inc (b)	3,332	74,870
AtriCure Inc (b)	3,966	110,969
Avanos Medical Inc (b)	3,785	94,171
Axogen Inc (b)	4,056	187,347
Baxter International Inc	41,747	890,046
Beta Bionics Inc (b)(c)	3,338	52,306
Bioventus Inc (b)(c)	3,883	36,656
Butterfly Network Inc Class A (b)	17,094	143,931
Ceribell Inc (b)	1,765	34,329
Cerus Corp (b)	16,012	46,755
ClearPoint Neuro Inc (b)(c)	2,562	45,706
CONMED Corp	2,550	83,462
CVRx Inc (b)(c)	1,343	6,903
Delcath Systems Inc (b)(c)	1,956	24,626
DENTSPLY SIRONA Inc (c)	16,301	172,954
Electromed Inc (b)	512	21,658
Embecta Corp (c)	4,941	16,108
Enovis Corp (b)	4,575	94,703
Envista Holdings Corp (b)	13,271	349,691
Glaukos Corp (b)	4,658	651,002
Globus Medical Inc Class A (b)	9,026	713,144
Haemonetics Corp (b)	3,765	282,375
ICU Medical Inc (b)	2,002	293,493
Inogen Inc (b)	1,775	11,449
Inspire Medical Systems Inc (b)	2,076	92,610
Integer Holdings Corp (b)	2,835	264,931
Integra LifeSciences Holdings Corp (b)	5,360	96,266
iRadimed Corp	644	61,541
iRhythm Technologies Inc (b)	2,611	310,578
Kestra Medical Technologies Ltd (b)	1,686	42,892
Lantheus Holdings Inc (b)	5,377	596,524
LeMaitre Vascular Inc	1,691	162,268
LivaNova PLC (b)	4,424	363,786
Medline Inc Class A	26,541	1,046,777
Merit Medical Systems Inc (b)	4,799	332,763
Microbot Medical Inc (b)(c)	4,854	9,465
Neogen Corp (b)	17,661	158,772
NeuroPace Inc (b)	2,091	33,226
Novocure Ltd (b)	8,295	125,669
Omnicell Inc (b)	3,646	151,382
OraSure Technologies Inc (b)	6,570	29,302
Orthofix Medical Inc (b)	3,319	30,336
OrthoPediatrics Corp (b)	1,548	29,613
Penumbra Inc (b)	3,176	1,002,822
Procept Biorobotics Corp (b)(c)	4,546	102,649
Pulse Biosciences Inc (b)(c)	1,564	43,370
QuidelOrtho Corp (b)	5,367	94,003
RxSight Inc (b)	2,560	12,339
SANUWAVE Health Inc (b)	501	5,009
Senseonics Holdings Inc (b)(c)	2,721	15,455
SI-BONE Inc (b)(c)	3,198	52,191
Sight Sciences Inc (b)	2,472	13,398
Solventum Corp (b)	11,940	921,171
STAAR Surgical Co (b)	4,039	115,879
Stereotaxis Inc (b)	5,944	10,224
Streamex Corp (b)(c)	6,014	5,113
Tactile Systems Technology Inc (b)	1,834	54,617
Tandem Diabetes Care Inc (b)	5,502	83,025
Teleflex Inc	3,584	454,308
TransMedics Group Inc (b)	2,772	184,116
UFP Technologies Inc (b)(c)	637	168,888
Varex Imaging Corp (b)	3,492	36,422
		12,849,691
Health Care Providers & Services - 2.5%
Acadia Healthcare Co Inc (b)	7,488	221,121
Accendra Health Inc (b)	5,369	18,362
AdaptHealth Corp (b)	8,561	89,206
Addus HomeCare Corp (b)	1,489	149,600
agilon health Inc (b)	1,012	108,466
Alignment Healthcare Inc (b)	12,984	309,149
AMN Healthcare Services Inc (b)	3,204	103,713
Ardent Health Inc (b)(c)	1,785	17,564
Astrana Health Inc (b)	3,577	166,009
Aveanna Healthcare Holdings Inc (b)	5,992	51,351
BrightSpring Health Services Inc (b)	10,725	747,962
Brookdale Senior Living Inc (b)	19,206	309,025
Castle Biosciences Inc (b)	2,329	55,547
Chemed Corp	1,147	534,204
Clover Health Investments Corp Class A (b)	32,840	172,082
Community Health Systems Inc (b)	10,211	34,105
Concentra Group Holdings Parent Inc	9,647	286,998
CorVel Corp (b)	2,549	159,363
Cross Country Healthcare Inc (b)	2,647	34,967
DaVita Inc (b)	2,703	601,363
Encompass Health Corp	8,154	824,206
Ensign Group Inc/The	4,668	748,280
Fulgent Genetics Inc (b)	1,784	36,608
GeneDx Holdings Corp Class A (b)	1,740	119,451
Guardant Health Inc (b)	10,445	1,567,063
Guardian Pharmacy Services Inc Class A (b)	2,079	87,048
HealthEquity Inc (b)	6,924	625,376
Henry Schein Inc (b)	8,103	676,763
Hims & Hers Health Inc Class A (b)(c)	16,891	585,611
Hinge Health Inc Class A (b)	1,175	97,525
Infusystem Holdings Inc (b)	1,476	14,243
LifeStance Health Group Inc (b)	15,529	166,316
Molina Healthcare Inc (b)	4,176	955,051
National HealthCare Corp (c)	1,006	212,628
NeoGenomics Inc (b)	10,702	156,142
NRC Health Class A	983	21,203
Nutex Health Inc (b)(c)	421	71,945
Oncology Institute Inc/The (b)(c)	4,940	26,824
OPKO Health Inc (b)	35,382	53,073
Option Care Health Inc (b)	12,868	269,842
PACS Group Inc (b)	3,625	154,570
Pediatrix Medical Group Inc (b)	6,825	172,877
Pennant Group Inc/The (b)	2,853	105,418
Privia Health Group Inc (b)	9,428	242,582
Progyny Inc (b)	6,589	189,961
RadNet Inc (b)	5,650	348,436
Select Medical Holdings Corp	8,926	147,368
Sonida Senior Living Inc (b)	545	22,236
Strata Critical Medical Inc (b)(c)	1,655	8,722
Surgery Partners Inc (b)	5,974	100,363
Talkspace Inc Class A (b)	11,199	58,235
Tenet Healthcare Corp (b)	7,122	1,332,384
Universal Health Services Inc Class B	4,470	664,644
US Physical Therapy Inc	1,263	86,743
Viemed Healthcare Inc (b)	2,983	34,006
		15,153,900
Health Care Technology - 0.2%
Certara Inc (b)(c)	9,533	62,441
Claritev Corp Class A (b)	559	19,067
Doximity Inc Class A (b)	10,921	226,503
Evolent Health Inc Class A (b)	9,487	51,420
GoodRx Holdings Inc Class A (b)(c)	6,819	19,639
Health Catalyst Inc (b)	5,643	11,230
HealthStream Inc	2,012	54,827
HeartFlow Inc (b)	1,467	43,042
LifeMD Inc (b)(c)	3,031	12,518
OptimizeRx Corp (b)	1,285	7,350
Phreesia Inc (b)	4,681	48,167
Schrodinger Inc/United States (b)	4,523	73,499
Simulations Plus Inc (b)	1,211	22,173
Teladoc Health Inc (b)	14,009	118,796
TruBridge Inc (b)	721	18,897
Waystar Holding Corp (b)	9,365	192,263
		981,832
Life Sciences Tools & Services - 1.3%
10X Genomics Inc Class A (b)	9,555	366,339
Adaptive Biotechnologies Corp (b)	9,666	207,336
Avantor Inc (b)	55,405	548,510
Azenta Inc (b)	3,242	82,736
Bio-Rad Laboratories Inc Class A (b)	1,473	432,488
Bio-Techne Corp	12,705	897,608
BioLife Solutions Inc (b)	3,114	87,939
Bruker Corp	9,003	541,801
Charles River Laboratories International Inc (b)	3,992	905,346
Codexis Inc (b)	5,744	12,980
CryoPort Inc (b)	4,177	65,579
Cytek Biosciences Inc (b)	9,060	40,136
Fortrea Holdings Inc (b)	7,524	130,918
Ginkgo Bioworks Holdings Inc Class A (b)(c)	3,759	37,252
Lifecore Biomedical Inc (b)(c)	2,715	14,254
Maravai LifeSciences Holdings Inc Class A (b)	10,099	63,018
MaxCyte Inc (b)	6,828	8,397
Medpace Holdings Inc (b)	1,818	962,795
Mesa Laboratories Inc	451	44,897
Pacific Biosciences of California Inc (b)(c)	25,241	42,405
Personalis Inc (b)(c)	4,389	58,813
Quanterix Corp (b)	3,162	13,660
Quantum-Si Inc Class A (b)(c)	13,270	11,743
Repligen Corp (b)	4,299	586,556
Revvity Inc	9,201	1,023,703
Sotera Health Co (b)	18,865	334,854
Standard BioTools Inc (b)	26,805	22,052
Tempus AI Inc Class A (b)(c)	8,281	479,718
		8,023,833
Pharmaceuticals - 1.7%
Aclaris Therapeutics Inc (b)	8,289	43,849
Alumis Inc (b)	6,596	185,611
Amneal Intermediate Inc Class A (b)	13,832	239,432
Amphastar Pharmaceuticals Inc (b)	2,811	56,726
Amylyx Pharmaceuticals Inc (b)	6,820	122,487
ANI Pharmaceuticals Inc (b)	1,434	118,707
Aquestive Therapeutics Inc (b)(c)	7,856	32,681
Arvinas Inc (b)	5,201	43,220
AtaiBeckley Inc (b)(c)	15,169	79,941
Atea Pharmaceuticals Inc (b)	5,143	23,915
Axsome Therapeutics Inc (b)	3,433	840,295
BioAge Labs Inc (b)	2,479	60,760
Collegium Pharmaceutical Inc (b)	2,648	95,858
Contineum Therapeutics Inc Class A (b)	1,767	28,961
Corcept Therapeutics Inc (b)	7,602	660,994
CorMedix Inc (b)(c)	6,006	47,147
Crinetics Pharmaceuticals Inc (b)	8,337	311,971
Definium Therapeutics Inc (b)	8,007	376,649
Edgewise Therapeutics Inc (b)	6,020	244,593
Elanco Animal Health Inc (b)	40,317	992,202
Enliven Therapeutics Inc (b)	3,626	184,020
Esperion Therapeutics Inc (b)	19,684	62,201
Eton Pharmaceuticals Inc (b)	1,888	68,346
Evolus Inc (b)	5,615	38,968
EyePoint Inc (b)	6,459	92,364
Filana Therapeutics Inc (b)	3,495	4,159
Fulcrum Therapeutics Inc (b)	3,500	12,810
Harmony Biosciences Holdings Inc (b)	3,279	119,388
Harrow Inc (b)(c)	2,686	114,074
Indivior Pharmaceuticals Inc	10,111	414,854
Innoviva Inc (b)	5,845	132,740
Jazz Pharmaceuticals PLC (b)	4,924	1,186,537
LB Pharmaceuticals Inc	1,932	62,703
LENZ Therapeutics Inc (b)(c)	1,586	9,008
Lexicon Pharmaceuticals Inc (b)(c)	18,721	44,930
Ligand Pharmaceuticals Inc (b)	1,598	505,112
Liquidia Corp (b)	5,572	444,256
Maze Therapeutics Inc (b)	1,730	51,623
MBX Biosciences Inc (b)	2,004	110,621
Nektar Therapeutics (b)(c)	2,273	158,678
Neumora Therapeutics Inc (b)	6,513	11,072
Nuvation Bio Inc Class A (b)(c)	19,617	111,425
Ocular Therapeutix Inc (b)	14,363	141,045
Omeros Corp (b)(c)	5,485	52,162
Organon & Co	21,085	285,491
Pacira BioSciences Inc (b)	3,231	81,970
Perrigo Co PLC	11,437	118,830
Phathom Pharmaceuticals Inc (b)	4,035	43,780
Phibro Animal Health Corp Class A	1,612	50,617
Prestige Consumer Healthcare Inc (b)	3,857	182,320
Rapport Therapeutics Inc (b)	2,365	98,550
Septerna Inc (b)	1,870	62,626
SIGA Technologies Inc	3,085	11,229
Supernus Pharmaceuticals Inc (b)	4,667	217,062
Tarsus Pharmaceuticals Inc (b)	3,178	200,023
Theravance Biopharma Inc (b)	3,009	51,153
Third Harmonic Bio Inc (b)(d)	1,074	0
Trevi Therapeutics Inc (b)	8,255	153,956
WaVe Life Sciences Ltd (b)	11,347	65,926
Xeris Biopharma Holdings Inc (b)	13,026	103,166
Xeris Biopharma Holdings Inc rights (b)(d)	1,262	0
Zevra Therapeutics Inc (b)	4,545	65,175
		10,530,969
TOTAL HEALTH CARE		84,397,910
Industrials - 18.4%
Aerospace & Defense - 1.6%
AAR Corp (b)	3,165	452,373
AeroVironment Inc (b)(c)	2,581	426,046
AerSale Corp (b)	2,299	14,530
AIRO Group Holdings Inc (b)(c)	674	4,980
Archer Aviation Inc Class A (b)(c)	49,977	236,391
Astronics Corp (b)	3,076	249,956
Astronics Corp Class B	180	13,680
BWX Technologies Inc	7,413	1,442,940
Byrna Technologies Inc (b)	1,408	9,447
Cadre Holdings Inc	2,287	65,202
Ducommun Inc (b)	1,114	206,324
Eve Holding Inc Class A (b)(c)	8,996	22,580
Hexcel Corp	6,146	614,969
Huntington Ingalls Industries Inc	3,181	890,330
Innovative Solutions And Support Inc (b)(c)	906	16,308
Intuitive Machines Inc Class A (b)(c)	9,117	195,013
Karman Holdings Inc (b)	6,225	310,752
Kratos Defense & Security Solutions Inc (b)	14,975	746,654
Leonardo DRS Inc	6,278	267,882
Loar Holdings Inc (b)(c)	2,894	233,285
Mercury Systems Inc (b)	4,287	524,429
Moog Inc Class A	2,303	976,104
National Presto Industries Inc	420	52,496
Park Aerospace Corp	1,474	56,248
Red Cat Holdings Inc (b)(c)	8,526	90,802
Redwire Corp Class A (b)	6,216	76,022
StandardAero Inc (b)	15,371	459,747
V2X Inc (b)	1,664	124,068
Virgin Galactic Holdings Inc Class A (b)(c)	6,460	18,669
Voyager Technologies Inc Class A (b)	1,059	34,153
VSE Corp	2,336	533,776
		9,366,156
Air Freight & Logistics - 0.1%
Forward Air Corp Class Common Stock (b)	1,828	24,695
GXO Logistics Inc (b)	9,278	470,395
Hub Group Inc Class A	4,915	215,228
		710,318
Building Products - 1.9%
A O Smith Corp	9,119	571,944
AAON Inc	5,489	696,335
Advanced Drainage Systems Inc	5,811	912,095
Allegion plc	6,966	978,653
Apogee Enterprises Inc	1,715	78,444
Armstrong World Industries Inc	3,492	560,187
AZZ Inc	2,418	374,911
Builders FirstSource Inc (b)	8,970	802,636
CSW Industrials Inc (c)	1,338	372,365
Fortune Brands Innovations Inc	9,755	535,550
Gibraltar Industries Inc (b)	2,420	109,142
Griffon Corp	3,164	308,585
Hayward Holdings Inc (b)	16,155	279,643
Insteel Industries Inc	1,613	48,712
Janus International Group Inc (b)	11,033	61,232
JELD-WEN Holding Inc (b)	6,679	10,018
Masterbrand Inc (b)	10,359	106,594
Modine Manufacturing Co (b)	4,276	1,141,778
Owens Corning	6,669	1,060,104
Quanex Building Products Corp	3,644	67,851
Resideo Technologies Inc (b)	11,173	347,480
Simpson Manufacturing Co Inc	3,362	703,835
Tecnoglass Inc	2,137	100,033
Trex Co Inc (b)	8,713	435,999
UFP Industries Inc	4,734	429,563
Zurn Elkay Water Solutions Corp	12,013	607,017
		11,700,706
Commercial Services & Supplies - 1.2%
ABM Industries Inc	4,781	211,511
ACCO Brands Corp	6,878	28,612
ACV Auctions Inc Class A (b)	13,555	97,460
Brady Corp Class A	3,543	324,433
BrightView Holdings Inc (b)	5,526	78,303
Brink's Co/The	3,357	317,203
Casella Waste Systems Inc Class A (b)	5,070	491,638
Clean Harbors Inc (b)	4,067	1,215,017
CoreCivic Inc (b)	8,111	246,412
Deluxe Corp	3,679	87,855
Ennis Inc	2,131	45,284
Enviri Corp	2,113	46,380
GEO Group Inc/The (b)	11,088	327,650
Healthcare Services Group Inc (b)	5,857	143,848
HNI Corp	5,647	228,195
Interface Inc	4,785	171,494
Liquidity Services Inc (b)	1,861	72,802
Millerknoll Inc	5,648	115,558
MSA Safety Inc	2,957	516,234
Onterris Inc (b)(c)	2,633	53,213
OPENLANE Inc (b)	8,610	355,076
Perma-Fix Environmental Services Inc (b)(c)	1,253	17,905
Pitney Bowes Inc	11,997	210,187
Quad/Graphics Inc Class A	2,226	18,765
Rollins Inc	23,764	991,910
Tetra Tech Inc	21,154	611,140
UniFirst Corp/MA	1,175	310,741
Vestis Corp (b)	9,213	133,773
		7,468,599
Construction & Engineering - 2.2%
AECOM	10,485	731,853
Ameresco Inc Class A (b)	2,403	66,323
API Group Corp (b)	31,094	1,316,831
Arcosa Inc	3,978	577,964
Argan Inc	1,124	897,570
Bowman Consulting Group Ltd (b)	1,214	35,449
Centuri Holdings Inc (b)	6,789	205,299
Construction Partners Inc Class A (b)	3,893	462,372
Dycom Industries Inc (b)	2,428	1,227,573
Everus Construction Group Inc (b)	4,137	686,535
Fluor Corp (b)	13,075	684,999
Granite Construction Inc	3,520	556,442
IES Holdings Inc (b)	712	523,078
Legence Corp Class A	2,777	236,684
Limbach Holdings Inc (b)	870	66,990
Matrix Service Co (b)	2,452	33,592
MYR Group Inc (b)	1,258	629,503
NWPX Infrastructure Inc (b)	801	120,102
Orion Group Holdings Inc (b)	3,194	53,723
Primoris Services Corp (c)	4,382	434,344
Sterling Infrastructure Inc (b)	2,491	2,090,846
Terrestrial Energy Inc Class A (b)(c)	4,478	31,703
Tutor Perini Corp	3,592	298,028
Valmont Industries Inc	1,596	921,850
WillScot Holdings Corp	14,769	426,233
		13,315,886
Electrical Equipment - 2.1%
Acuity Inc	2,471	930,727
Allient Inc	1,214	124,957
American Superconductor Corp (b)	3,870	160,644
Amprius Technologies Inc (b)	10,579	146,625
Array Technologies Inc (b)(c)	12,426	92,077
Atkore Inc	2,752	209,262
Babcock & Wilcox Enterprises Inc (b)(c)	7,029	99,109
Blink Charging Co (b)	10,010	6,403
ChargePoint Holdings Inc Class A (b)(c)	1,622	9,586
Energy Vault Holdings Inc Class A (b)(c)	9,505	44,769
EnerSys	2,986	698,187
Enovix Corp Class B (b)(c)	15,811	95,973
Eos Energy Enterprises Inc (b)(c)	26,298	154,632
Fluence Energy Inc Class A (b)(c)	5,356	106,477
FuelCell Energy Inc (b)	3,842	138,350
Generac Holdings Inc (b)	4,758	1,393,190
GrafTech International Ltd (b)	1,225	7,239
Hyliion Holdings Corp Class A (b)	10,311	53,720
KULR Technology Group Inc (b)(c)	3,064	11,674
LSI Industries Inc	2,491	66,211
NANO Nuclear Energy Inc (b)(c)	2,946	62,278
NeoVolta Inc (b)	2,325	7,324
Nextpower Inc Class A (b)	12,041	1,434,565
NuScale Power Corp Class A (b)(c)	12,426	124,633
nVent Electric PLC	13,078	2,218,160
Plug Power Inc (b)(c)	112,876	305,894
Powell Industries Inc	2,304	659,773
Power Solutions International Inc (b)	486	18,901
Preformed Line Products Co	204	83,754
Regal Rexnord Corp	5,385	1,282,653
Sensata Technologies Holding PLC	11,825	564,526
SES AI Corp Class A (b)	23,062	22,144
Shoals Technologies Group Inc (b)	13,593	134,571
Sunrun Inc (b)	18,819	251,798
Vicor Corp (b)	1,843	699,935
		12,420,721
Ground Transportation - 1.0%
ArcBest Corp	1,815	260,525
Avis Budget Group Inc (b)(c)	1,370	202,527
Covenant Logistics Group Inc Class A	1,239	54,739
Ftai Infrastructure Inc (c)	9,351	43,389
Heartland Express Inc	3,669	55,842
Hertz Global Holdings Inc (b)(c)	9,928	22,487
Knight-Swift Transportation Holdings Inc	13,155	1,024,380
Landstar System Inc	2,763	571,416
Lyft Inc Class A (b)	32,255	471,246
Marten Transport Ltd	4,583	79,515
Proficient Auto Logistics Inc (b)	1,730	11,780
RXO Inc (b)	13,328	367,720
Ryder System Inc	3,194	842,481
Saia Inc (b)	2,160	909,706
Schneider National Inc Class B	4,105	149,956
U-Haul Holding Co (b)	949	62,102
U-Haul Holding Co Class N	7,885	454,965
Werner Enterprises Inc	4,869	212,337
		5,797,113
Machinery - 5.0%
3D Systems Corp (b)(c)	12,104	36,554
AGCO Corp	4,872	583,178
AirJoule Technologies Corp Class A (b)(c)	2,354	13,041
Alamo Group Inc	884	145,409
Albany International Corp Class A	2,356	175,522
Alliance Laundry Holdings Inc	2,955	78,367
Allison Transmission Holdings Inc	6,742	760,093
Astec Industries Inc	1,880	115,037
Atmus Filtration Technologies Inc	6,599	336,483
Blue Bird Corp (b)	2,565	202,532
CECO Environmental Corp (b)	2,454	222,676
Chart Industries Inc (b)	3,626	757,616
CNH Industrial NV Class A	71,717	805,382
Columbus McKinnon Corp/NY	2,433	36,811
Crane Co	3,973	886,257
Donaldson Co Inc	9,359	840,157
Douglas Dynamics Inc	1,918	103,476
Energy Recovery Inc (b)	4,299	38,777
Enerpac Tool Group Corp Class A	4,320	154,915
Enpro Inc	1,709	644,173
Esab Corp	4,638	457,446
ESCO Technologies Inc	2,099	734,734
Federal Signal Corp	4,936	634,227
Flowserve Corp	10,296	763,551
Franklin Electric Co Inc	3,118	334,218
FreightCar America Inc (b)	1,048	10,208
Gates Industrial Corp PLC (b)	20,613	576,546
Gorman-Rupp Co/The	1,721	157,885
Graco Inc	13,441	1,016,274
Graham Corp (b)	822	101,755
Greenbrier Cos Inc/The	2,447	119,927
Helios Technologies Inc	2,686	239,726
Hillman Solutions Corp (b)	16,253	137,175
Hyster-Yale Inc Class A	973	34,113
ITT Inc	6,967	1,377,795
JBT Marel Corp	4,215	611,175
Kadant Inc (c)	958	301,032
Kennametal Inc	6,181	216,644
Lincoln Electric Holdings Inc	4,461	1,184,440
Lindsay Corp	855	105,849
Manitowoc Co Inc/The (b)	3,064	42,559
Mayville Engineering Co Inc (b)	1,221	45,739
Microvast Holdings Inc (b)	14,564	17,040
Middleby Corp/The (b)	3,760	646,758
Miller Industries Inc/TN	938	47,979
Mueller Industries Inc	9,001	1,106,493
Mueller Water Products Inc Class A1	12,693	327,860
Nordson Corp	4,288	1,293,647
Oshkosh Corp	5,131	787,506
Palladyne AI Corp Class A (b)(c)	2,412	14,665
Pentair PLC	13,267	1,017,048
Perma-Pipe International Holdings Inc (b)(c)	590	16,066
Proto Labs Inc (b)	1,954	159,271
RBC Bearings Inc (b)	2,562	1,650,083
Richtech Robotics Inc Class B (b)(c)	13,477	28,436
SPX Technologies Inc (b)	4,041	990,732
Standex International Corp	983	351,590
Stanley Black & Decker Inc	12,577	1,183,747
Symbotic Inc Class A (b)(c)	4,801	215,805
Taylor Devices Inc (b)(c)	230	13,496
Tennant CO	1,440	126,058
Terex Corp	9,227	667,943
Timken Co/The	5,137	746,509
Titan International Inc (b)	4,202	32,397
Toro Co/The	7,896	769,228
Trinity Industries Inc	6,506	224,977
Velo3D Inc Class A (b)(c)	893	15,672
Wabash National Corp	3,675	49,613
Watts Water Technologies Inc Class A	2,223	870,193
Worthington Enterprises Inc	2,571	138,217
		29,648,503
Marine Transportation - 0.2%
Genco Shipping & Trading Ltd	3,229	80,015
Kirby Corp (b)	4,386	596,364
Matson Inc	2,526	485,573
Pangaea Logistics Solutions Ltd	2,491	16,192
		1,178,144
Passenger Airlines - 0.4%
Alaska Air Group Inc (b)	9,301	485,512
Allegiant Travel Co (b)	1,119	131,594
American Airlines Group Inc (b)	53,444	965,733
Frontier Group Holdings Inc (b)(c)	5,036	39,835
JetBlue Airways Corp (b)	23,481	134,546
Joby Aviation Inc Class A (b)(c)	19,518	174,101
SkyWest Inc (b)	3,251	322,922
		2,254,243
Professional Services - 1.5%
Alight Inc Class A	41,175	23,058
Amentum Holdings Inc (b)	12,455	257,445
Barrett Business Services Inc	2,040	72,461
BlackSky Technology Inc Class A (b)(c)	2,536	70,805
Booz Allen Hamilton Holding Corp Class A	9,776	593,110
CACI International Inc (b)	1,789	828,773
Cbiz Inc (b)	4,046	129,796
Clarivate PLC (b)(c)	36,942	79,795
Concentrix Corp (c)	3,647	81,711
Conduent Inc (b)	11,033	16,108
CRA International Inc	516	73,427
ExlService Holdings Inc (b)	12,711	328,706
Exponent Inc	4,053	238,154
First Advantage Corp (b)(c)	6,634	119,744
Franklin Covey Co (b)	908	22,273
FTI Consulting Inc (b)	2,445	364,329
Genpact Ltd	12,821	352,578
Huron Consulting Group Inc (b)	1,298	117,028
ICF International Inc	1,498	109,144
Innodata Inc (b)	2,585	195,374
Insperity Inc (c)	2,983	123,228
KBR Inc	10,282	355,037
Kelly Services Inc Class A	2,733	33,561
Kforce Inc	1,318	61,841
Korn Ferry (c)	4,228	281,500
Legalzoom.com Inc (b)	9,208	56,445
ManpowerGroup Inc	3,707	125,185
Maximus Inc	4,418	237,512
Mistras Group Inc (b)	1,620	28,301
Parsons Corp (b)	4,291	224,805
Paycom Software Inc	3,960	497,693
Paylocity Holding Corp (b)	3,536	369,618
Planet Labs PBC Class A (b)	22,659	750,694
Resolute Holdings Management Inc (b)	300	43,359
Resources Connection Inc (c)	2,526	10,736
Robert Half Inc (c)	8,100	248,670
Science Applications International Corp	3,655	403,549
Spire Global Inc Class A (b)(c)	2,529	47,039
TIC Solutions Inc (b)	14,926	120,751
TriNet Group Inc	2,384	117,984
TrueBlue Inc (b)	2,276	15,864
UL Solutions Inc Class A (c)	6,264	638,051
Upwork Inc (b)(c)	10,604	88,649
Verra Mobility Corp Class A (b)	12,433	52,840
Willdan Group Inc (b)	1,154	91,281
		9,098,012
Trading Companies & Distributors - 1.2%
Alta Equipment Group Inc Class A (b)	1,478	9,563
Applied Industrial Technologies Inc	3,022	1,021,889
BlueLinx Holdings Inc (b)	666	41,212
Boise Cascade Co	3,021	234,520
Core & Main Inc Class A (b)	15,312	738,804
Custom Truck One Source Inc Class A (b)	4,957	58,542
DNOW Inc (b)	15,061	195,341
DXP Enterprises Inc/TX (b)	1,030	173,802
GATX Corp	2,888	511,725
Global Industrial Co	1,192	39,884
Herc Holdings Inc	2,485	356,200
Hudson Technologies Inc (b)	2,735	15,699
Karat Packaging Inc	658	22,017
McGrath RentCorp	2,000	242,060
MSC Industrial Direct Co Inc Class A	3,715	441,899
NPK International Inc (b)	6,887	109,572
QXO Inc (b)(c)	18,135	313,373
Rush Enterprises Inc Class A	4,977	363,246
Rush Enterprises Inc Class B	607	46,436
SiteOne Landscape Supply Inc (b)	3,602	412,105
Titan Machinery Inc (b)	1,669	35,249
Transcat Inc (b)	744	69,021
Wesco International Inc	3,943	1,362,030
Willis Lease Finance Corp (c)	245	56,056
Xometry Inc Class A (b)	3,553	342,936
		7,213,181
TOTAL INDUSTRIALS		110,171,582
Information Technology - 15.2%
Communications Equipment - 0.8%
ADTRAN Holdings Inc (b)	6,081	84,526
Applied Optoelectronics Inc (b)	5,204	771,025
Aviat Networks Inc (b)	853	18,936
BK Technologies Corp (b)	338	29,060
Calix Inc (b)	4,886	182,346
Clearfield Inc (b)	945	37,602
Digi International Inc (b)	3,042	227,998
Extreme Networks Inc (b)	10,867	351,765
Harmonic Inc (b)	9,091	148,456
Lantronix Inc (b)	2,457	14,446
Netgear Inc (b)	2,251	52,561
NetScout Systems Inc (b)	5,542	241,354
Ondas Inc (b)(c)	36,444	300,299
Ribbon Communications Inc (b)	8,373	19,592
Viasat Inc (b)	11,012	988,988
Viavi Solutions Inc (b)	18,747	895,169
Vistance Networks Inc	17,870	228,379
		4,592,502
Electronic Equipment, Instruments & Components - 3.0%
908 Devices Inc (b)	1,998	17,383
Advanced Energy Industries Inc	3,060	1,140,982
Aeva Technologies Inc (b)	2,250	64,620
Arlo Technologies Inc (b)	8,409	113,353
Arrow Electronics Inc (b)	4,141	883,731
Avnet Inc	6,637	589,498
Badger Meter Inc (c)	2,392	354,925
Bel Fuse Inc Class A	117	34,073
Bel Fuse Inc Class B	864	287,747
Belden Inc	3,191	382,633
Benchmark Electronics Inc	2,896	285,748
Climb Global Solutions Inc	1,435	33,306
Cognex Corp	13,437	973,108
Crane NXT Co	4,018	205,561
CTS Corp	2,375	154,826
Daktronics Inc (b)	3,281	64,176
ePlus Inc	2,129	177,197
Evolv Technologies Holdings Inc Class A (b)	10,979	63,678
Frequency Electronics Inc (b)(c)	576	38,218
Insight Enterprises Inc (b)	2,517	306,571
IPG Photonics Corp (b)	2,053	240,858
Itron Inc (b)	3,716	321,545
Kimball Electronics Inc (b)	1,974	50,534
Knowles Corp (b)	6,901	286,253
LightPath Technologies Inc Class A (b)(c)	4,181	68,359
Lightwave Logic Inc (b)(c)	11,826	111,874
Littelfuse Inc	2,019	919,311
M-Tron Industries Inc (b)	229	22,705
Methode Electronics Inc (c)	3,004	56,986
MicroVision Inc (b)(c)	21,710	7,099
Mirion Technologies Inc Class A (b)	19,855	356,000
Napco Security Technologies Inc	2,963	112,535
nLight Inc (b)	4,490	312,594
Novanta Inc (b)(c)	2,903	470,983
OSI Systems Inc (b)	1,256	274,687
Ouster Inc Class A (b)(c)	4,872	304,597
PC Connection Inc	912	66,567
Plexus Corp (b)	2,172	653,055
Powerfleet Inc NJ (b)(c)	9,994	38,277
Ralliant Corp	9,157	674,230
Rogers Corp (b)	1,356	222,018
Sanmina Corp (b)	4,428	1,120,638
ScanSource Inc (b)	1,568	81,677
SmartRent Inc Class A (b)	12,817	15,252
TD SYNNEX Corp	6,078	1,624,894
TTM Technologies Inc (b)	8,379	1,567,042
Vishay Intertechnology Inc (c)	10,016	538,660
Vishay Precision Group Inc (b)	1,005	150,660
Vontier Corp	11,475	332,775
Vuzix Corp (b)(c)	4,873	14,132
Zebra Technologies Corp Class A (b)	3,989	1,050,144
		18,238,275
IT Services - 0.9%
Amdocs Ltd	8,772	443,337
Applied Digital Corp (b)(c)	20,179	752,677
Backblaze Inc Class A (b)	4,869	77,222
BigBear.ai Holdings Inc (b)(c)	35,475	130,193
Commerce.com Inc (b)	4,856	14,374
DigitalOcean Holdings Inc (b)(c)	6,442	1,011,588
DXC Technology Co (b)(c)	13,899	123,006
EPAM Systems Inc (b)	4,481	355,567
Everforth Inc (b)	3,359	60,025
Fastly Inc Class A (b)	11,386	209,047
Gartner Inc (b)	5,712	740,389
GoDaddy Inc Class A (b)	10,950	929,436
Grid Dynamics Holdings Inc (b)	5,580	31,694
Hackett Group Inc/The	1,700	18,309
Information Services Group Inc	2,681	11,019
Kyndryl Holdings Inc (b)	18,554	209,846
Rackspace Technology Inc (b)(c)	8,576	56,001
TSS Inc/MD (b)(c)	2,133	26,236
Unisys Corp (b)	4,857	17,777
Whitefiber Inc (c)	736	28,594
		5,246,337
Semiconductors & Semiconductor Equipment - 4.7%
ACM Research Inc Class A (b)	4,321	548,292
Aehr Test Systems (b)	2,336	224,396
Aeluma Inc (b)(c)	826	18,238
Alpha & Omega Semiconductor Ltd (b)	2,046	96,837
Ambarella Inc (b)	3,320	284,856
Ambiq Micro Inc	566	49,978
Amkor Technology Inc	9,222	795,213
Astera Labs Inc (b)	10,767	5,200,677
Atomera Inc (b)(c)	2,346	20,434
Axcelis Technologies Inc (b)	2,491	471,920
AXT Inc (b)(c)	4,028	290,338
Blaize Holdings Inc Class A (b)(c)	4,209	5,808
CEVA Inc (b)	2,150	101,394
Cirrus Logic Inc (b)	4,133	613,874
Cohu Inc (b)	3,784	279,675
Diodes Inc (b)	3,722	407,336
Enphase Energy Inc (b)	10,614	522,633
Everspin Technologies Inc (b)	1,567	37,890
FormFactor Inc (b)	6,283	1,004,840
GlobalFoundries Inc	8,561	705,512
GSI Technology Inc (b)(c)	2,156	16,666
Ichor Holdings Ltd (b)	2,793	313,598
Impinj Inc (b)	2,183	312,671
Kopin Corp (b)	14,555	65,206
Lattice Semiconductor Corp (b)	11,092	1,696,633
MaxLinear Inc (b)	6,588	843,462
MKS Inc	5,443	2,421,047
Navitas Semiconductor Corp Class A (b)	16,078	288,118
NVE Corp	409	42,761
Onto Innovation Inc (b)	4,026	1,523,640
PDF Solutions Inc (b)	2,601	184,125
Penguin Solutions Inc (b)	3,880	294,919
Photronics Inc (b)	4,794	155,949
Power Integrations Inc	4,505	377,339
Qorvo Inc (b)	6,838	637,780
QuickLogic Corp (b)	1,358	27,119
Rambus Inc (b)	8,730	1,158,820
Rigetti Computing Inc Class A (b)(c)	26,767	517,138
Semtech Corp (b)(c)	7,502	1,214,199
Silicon Laboratories Inc (b)	2,669	583,337
SiTime Corp (b)	1,791	1,335,298
SkyWater Technology Inc (b)	2,353	81,931
Skyworks Solutions Inc (c)	12,197	826,957
SolarEdge Technologies Inc (b)	4,850	283,434
Synaptics Inc (b)	3,141	390,206
Ultra Clean Holdings Inc (b)	3,680	524,731
Universal Display Corp	3,590	310,858
Veeco Instruments Inc (b)	4,886	370,359
Wolfspeed Inc (c)	2,345	113,146
		28,591,588
Software - 4.9%
8x8 Inc (b)	10,062	17,206
A10 Networks Inc	5,790	216,314
ACI Worldwide Inc (b)	8,357	420,274
Adeia Inc	8,880	292,418
Agilysys Inc (b)	2,072	216,524
Alarm.com Holdings Inc (b)	4,048	189,123
Alkami Technology Inc (b)(c)	6,408	116,113
Amplitude Inc Class A (b)	7,645	58,484
Appfolio Inc Class A (b)(c)	1,974	316,531
Appian Corp Class A (b)(c)	3,160	72,364
Arteris Inc (b)	2,711	131,727
Asana Inc Class A (b)(c)	7,446	52,122
Atlassian Corp Class A (b)	13,754	1,069,925
Aurora Innovation Inc Class A (b)(c)	101,179	690,041
AvePoint Inc Class A (b)	11,244	126,045
Bentley Systems Inc Class B (c)	12,080	361,071
BILL Holdings Inc (b)	7,137	258,074
Bit Digital Inc (b)	26,899	48,418
BitMine Immersion Technologies Inc	36,892	491,033
Blackbaud Inc (b)	2,918	86,431
BlackLine Inc (b)	4,127	115,845
Blend Labs Inc Class A (b)	16,483	28,186
Box Inc Class A (b)	11,597	307,784
Braze Inc Class A (b)	7,957	172,587
C3.ai Inc Class A (b)(c)	10,365	94,218
Ccc Intelligent Solutions Holdings Inc Class A (b)	47,388	244,522
Cerence Inc (b)	3,728	42,201
Cipher Digital Inc (b)(c)	23,707	580,822
Circle Internet Group Inc Class A (b)(c)	4,389	274,883
Cleanspark Inc (b)(c)	20,755	301,985
Clear Secure Inc Class A	7,189	400,643
Commvault Systems Inc (b)	3,566	505,409
Consensus Cloud Solutions Inc (b)	1,585	60,468
Core Scientific Inc (b)	25,141	643,358
CS Disco Inc (b)	1,864	7,046
Daily Journal Corp (b)	77	46,292
Digimarc Corp (c)	1,270	10,439
Digital Turbine Inc (b)	8,776	113,210
Docusign Inc (b)	16,236	721,203
Dolby Laboratories Inc Class A	4,943	259,903
Domo Inc Class B (b)(c)	2,586	8,094
Dropbox Inc Class A (b)	14,060	386,228
Dynatrace Inc (b)	24,173	1,061,436
eGain Corp (b)	1,292	8,140
Elastic NV (b)	7,519	428,733
Five9 Inc (b)	6,347	135,318
Freshworks Inc Class A (b)	16,838	170,401
Gen Digital Inc	44,669	1,111,812
Gitlab Inc Class A (b)	11,547	352,530
Guidewire Software Inc (b)	6,894	848,307
Hut 8 Corp (United States) (b)	7,798	900,240
I3 Verticals Inc Class A (b)(c)	1,636	34,945
Intapp Inc (b)	4,518	113,899
InterDigital Inc (c)	2,083	589,760
Klaviyo Inc Class A (b)	11,810	178,331
Life360 Inc (b)(c)	6,369	352,588
LiveRamp Holdings Inc (b)	5,110	192,340
Manhattan Associates Inc (b)	4,856	676,198
MARA Holdings Inc (b)(c)	30,694	426,340
Mitek Systems Inc (b)	3,688	74,239
N-able Inc/US (b)(c)	6,368	23,371
nCino Inc (b)(c)	8,507	139,089
NCR Voyix Corp (b)(c)	10,897	89,028
Netskope Inc Class A (b)(c)	6,724	73,561
Nutanix Inc Class A (b)	21,923	1,117,197
OneSpan Inc	3,273	46,968
Ooma Inc (b)	2,162	41,554
PagerDuty Inc (b)	7,419	71,593
PAR Technology Corp (b)	3,309	57,643
Pegasystems Inc (c)	7,416	222,258
Pivotal Software Inc rights (b)(d)	698	0
Porch Group Inc (b)(c)	8,302	124,862
Procore Technologies Inc (b)	9,711	394,461
Progress Software Corp (b)	3,464	116,321
Q2 Holdings Inc (b)	5,068	243,771
Qualys Inc (b)	2,908	399,821
Rapid7 Inc (b)	4,901	39,698
Red Violet Inc (b)	1,094	69,710
Rekor Systems Inc (b)(c)	9,725	6,758
RingCentral Inc Class A	6,143	239,454
Riot Platforms Inc (b)	26,200	717,356
Rubrik Inc Class A (b)	12,318	988,889
Samsara Inc Class A (b)	29,049	942,059
SentinelOne Inc Class A (b)	27,031	458,716
ServiceTitan Inc Class A (b)	4,653	329,014
SoundHound AI Inc Class A (b)(c)	31,454	203,507
Spartacus Acquisition Corp Class A (b)	7,268	129,588
Sprinklr Inc Class A (b)	9,948	51,332
Sprout Social Inc Class A (b)	4,579	34,571
SPS Commerce Inc (b)	3,065	175,226
Telos Corp (b)	3,933	18,092
Tenable Holdings Inc (b)	9,610	354,417
Teradata Corp (b)(c)	7,551	261,642
Terawulf Inc (b)(c)	26,813	662,281
Thryv Holdings Inc (b)	3,061	12,060
UiPath Inc Class A (b)(c)	34,711	377,309
Unity Software Inc (b)	28,092	802,869
Varonis Systems Inc (b)	9,538	400,214
Veritone Inc (b)(c)	5,957	8,161
Vertex Inc Class A (b)	5,808	66,676
Viant Technology Inc Class A (b)	1,217	15,407
Weave Communications Inc (b)	5,792	34,694
Workiva Inc Class A (b)	4,238	205,585
Xperi Inc (b)	4,080	33,578
Yext Inc (b)	7,551	35,263
Zeta Global Holdings Corp Class A (b)	16,411	322,968
		29,369,713
Technology Hardware, Storage & Peripherals - 0.9%
Corsair Gaming Inc (b)(c)	3,932	38,022
Diebold Nixdorf Inc (b)	2,849	242,222
Eastman Kodak Co (b)	5,529	51,143
Everpure Inc Class A (b)	25,437	2,004,182
GPGI Inc Class A	14,560	230,776
Immersion Corp	2,058	13,933
IonQ Inc (b)(c)	28,731	1,530,214
One Stop Systems Inc (b)	1,868	33,960
Quantum Computing Inc (b)(c)	15,462	149,981
Super Micro Computer Inc (b)	40,800	1,196,664
Turtle Beach Corp (b)(c)	1,029	12,811
Xerox Holdings Corp (c)	10,285	32,192
Xerox Holdings Corp warrants 2/14/2028 (b)	56	14
		5,536,114
TOTAL INFORMATION TECHNOLOGY		91,574,529
Materials - 3.5%
Chemicals - 1.7%
AdvanSix Inc	2,176	43,259
Alto Ingredients Inc (b)(c)	6,593	37,580
Arq Inc (b)	2,063	5,260
Ashland Inc (c)	3,721	245,177
ASP Isotopes Inc (b)(c)	8,988	55,905
Aspen Aerogels Inc (b)	5,910	37,469
Avient Corp	7,440	274,982
Axalta Coating Systems Ltd (b)	17,294	591,801
Balchem Corp	2,623	443,156
Cabot Corp	4,235	384,623
Celanese Corp	8,877	408,342
Chemours Co/The	12,145	249,215
Eastman Chemical Co	9,258	620,101
Ecovyst Inc (b)	9,371	116,669
Element Solutions Inc	18,440	880,510
Flotek Industries Inc (b)(c)	1,234	29,024
FMC Corp (c)	10,278	118,197
Hawkins Inc	1,697	241,144
HB Fuller Co	4,407	256,884
Huntsman Corp (c)	13,284	141,076
Ingevity Corp (b)	2,898	216,394
Innospec Inc	2,017	164,164
Intrepid Potash Inc (b)	899	29,469
Koppers Holdings Inc	1,549	69,550
Kronos Worldwide Inc	1,703	10,780
LSB Industries Inc (b)	4,248	45,921
Mativ Holdings Inc	4,512	34,156
Minerals Technologies Inc	2,518	186,256
Mosaic Co/The	25,740	545,431
NewMarket Corp	632	500,064
Olin Corp	9,226	182,859
Perimeter Solutions Inc (b)	11,386	405,911
PureCycle Technologies Inc (b)(c)	11,551	93,679
Quaker Chemical Corp (c)	1,115	177,140
Rayonier Advanced Materials Inc (b)	5,371	42,216
RPM International Inc	10,384	1,154,182
Scotts Miracle-Gro Co/The	3,631	247,307
Sensient Technologies Corp	3,445	424,734
Stepan Co	1,771	98,680
Tronox Holdings PLC	9,808	61,790
Westlake Corp (c)	2,705	197,465
		10,068,522
Construction Materials - 0.2%
Eagle Materials Inc	2,543	572,176
Knife River Corp (b)	4,593	384,204
United States Lime & Minerals Inc	860	90,016
		1,046,396
Containers & Packaging - 0.5%
AptarGroup Inc	5,219	653,419
Ardagh Metal Packaging SA	12,025	56,999
Crown Holdings Inc	9,066	1,013,761
Graphic Packaging Holding CO	23,960	253,257
Greif Inc Class A	1,741	129,687
Greif Inc Class B	606	56,685
Myers Industries Inc	2,982	105,294
O-I Glass Inc (b)	12,080	116,330
Ranpak Holdings Corp Class A (b)	3,837	28,048
Silgan Holdings Inc	7,107	329,694
Sonoco Products Co	7,978	449,560
TriMas Corp	2,606	117,348
		3,310,082
Metals & Mining - 1.0%
Alcoa Corp	20,994	1,094,627
Alpha Metallurgical Resources Inc (b)	876	144,487
American Battery Technology Co (b)(c)	11,037	31,235
Century Aluminum Co (b)	4,309	198,257
Cleveland-Cliffs Inc (b)	46,260	434,381
Commercial Metals Co	8,989	564,060
Compass Minerals International Inc (b)	2,734	85,109
Contango Silver & Gold Inc (b)(c)	2,192	34,612
Dakota Gold Corp (b)	8,303	35,371
Hecla Mining Co	54,330	838,312
Idaho Strategic Resources Inc (b)	1,169	38,285
Ivanhoe Electric Inc / US (b)	8,529	81,964
Kaiser Aluminum Corp	1,301	254,515
Materion Corp	1,680	499,615
Mesabi Trust	1,184	29,955
Metallus Inc (b)	2,895	54,108
MP Materials Corp (b)(c)	10,922	611,741
Ramaco Resources Inc Class A (b)(c)	3,259	43,117
Ryerson Holding Corp	3,604	88,694
SunCoke Energy Inc	6,865	55,263
Tredegar Corp (b)	2,237	17,807
United States Antimony Corp (b)(c)	9,683	70,299
US Gold Corp (b)	1,049	16,080
USA Rare Earth Inc Class A (b)(c)	13,966	301,386
Warrior Met Coal Inc	4,260	345,742
Worthington Steel Inc	2,654	89,121
		6,058,143
Paper & Forest Products - 0.1%
Clearwater Paper Corp (b)	1,460	22,893
Louisiana-Pacific Corp	5,135	403,919
Magnera Corp (b)	2,909	34,181
Sylvamo Corp	2,644	99,943
		560,936
TOTAL MATERIALS		21,044,079
Real Estate - 6.7%
Diversified REITs - 0.2%
AH Realty Trust Inc Class A	6,852	48,512
Alpine Income Property Trust Inc	950	19,722
American Assets Trust Inc	3,862	95,353
Broadstone Net Lease Inc Class A (c)	15,379	317,884
CTO Realty Growth Inc	2,520	54,205
Essential Properties Realty Trust Inc	17,037	508,555
Gladstone Commercial Corp	4,054	49,864
Global Net Lease Inc	16,230	145,096
		1,239,191
Health Care REITs - 1.1%
Alexandria Real Estate Equities Inc	12,675	669,874
American Healthcare REIT Inc (c)	14,380	749,917
CareTrust REIT Inc	18,121	731,182
Chiron Real Estate Inc	1,112	41,722
Community Healthcare Trust Inc	2,320	42,410
Diversified Healthcare Trust	17,757	165,140
Healthcare Realty Trust Inc	28,324	571,295
Healthpeak Properties Inc	56,429	1,207,581
LTC Properties Inc	3,938	151,416
Medical Properties Trust Inc (c)	40,220	185,816
National Health Investors Inc (c)	3,888	296,499
Omega Healthcare Investors Inc	23,974	1,143,080
Sabra Health Care REIT Inc	20,505	400,053
Sila Realty Trust Inc	4,591	139,383
Universal Health Realty Income Trust	1,107	48,553
		6,543,921
Hotel & Resort REITs - 0.6%
Apple Hospitality REIT Inc (c)	17,994	302,479
Chatham Lodging Trust	4,150	54,905
DiamondRock Hospitality Co	16,645	202,736
Host Hotels & Resorts Inc	51,852	1,229,411
Park Hotels & Resorts Inc	16,331	232,717
Pebblebrook Hotel Trust (c)	9,247	179,484
RLJ Lodging Trust (c)	12,259	145,269
Ryman Hospitality Properties Inc	5,118	657,919
Service Properties Trust	11,210	18,944
Summit Hotel Properties Inc	8,851	62,046
Sunstone Hotel Investors Inc	15,616	178,803
Xenia Hotels & Resorts Inc	7,858	159,989
		3,424,702
Industrial REITs - 0.7%
Americold Realty Trust Inc	23,184	364,452
EastGroup Properties Inc	4,324	875,740
First Industrial Realty Trust Inc	10,768	660,186
Industrial Logistics Properties Trust	4,989	44,252
Lineage Inc (c)	4,681	202,453
LXP Industrial Trust	4,843	260,941
One Liberty Properties Inc	1,618	39,511
Rexford Industrial Realty Inc	18,735	627,623
STAG Industrial Inc Class A	15,542	591,529
Terreno Realty Corp	8,483	549,444
		4,216,131
Office REITs - 0.6%
Brandywine Realty Trust	14,517	46,019
BXP Inc (c)	11,984	794,659
COPT Defense Properties (c)	9,178	333,987
Cousins Properties Inc	13,691	410,456
Douglas Emmett Inc	13,765	162,427
Easterly Government Properties Inc	3,792	94,535
Empire State Realty Trust Inc Class A	10,985	59,429
Highwoods Properties Inc	9,008	271,681
Hudson Pacific Properties Inc (b)	4,478	68,021
JBG SMITH Properties	4,632	67,951
Kilroy Realty Corp	8,870	332,359
NET Lease Office Properties	995	11,074
Piedmont Realty Trust Inc Class A1 (b)	10,232	93,623
Postal Realty Trust Inc Class A	2,055	50,635
SL Green Realty Corp (c)	5,805	300,525
Vornado Realty Trust	13,022	511,765
		3,609,146
Real Estate Management & Development - 0.6%
AGNT Inc (c)	7,467	40,396
Compass Inc Class A (b)	50,456	622,122
Cushman & Wakefield Ltd	18,943	253,647
Douglas Elliman Inc (b)	5,636	9,976
Forestar Group Inc (b)	1,582	50,070
FRP Holdings Inc (b)	886	22,141
Howard Hughes Holdings Inc (b)(c)	2,498	178,582
Jones Lang LaSalle Inc (b)	3,831	1,187,419
Marcus & Millichap Inc	1,953	60,875
Newmark Group Inc Class A	13,059	197,321
Opendoor Technologies Inc Class A (b)(c)	64,976	300,189
Opendoor Technologies Inc warrants 11/20/2026 (b)	1,417	701
Opendoor Technologies Inc warrants 11/20/2026 (b)	1,417	401
Opendoor Technologies Inc warrants 11/20/2026 (b)	1,417	340
RE/MAX Holdings Inc Class A (b)	1,498	14,770
RMR Group Inc/The Class A (c)	1,254	25,745
Seaport Entertainment Group Inc (b)(c)	538	14,311
St Joe Co/The	3,244	203,172
Tejon Ranch Co (b)	2,081	38,915
Zillow Group Inc Class A (b)	3,984	124,978
Zillow Group Inc Class C (b)	14,092	444,180
		3,790,251
Residential REITs - 0.7%
American Homes 4 Rent Class A	26,462	887,006
Camden Property Trust	8,394	961,029
Centerspace	1,399	78,610
Equity LifeStyle Properties Inc	15,708	1,012,382
Independence Realty Trust Inc	19,292	321,983
NexPoint Residential Trust Inc	1,822	50,870
UDR Inc	24,394	973,808
UMH Properties Inc	6,785	102,725
		4,388,413
Retail REITs - 1.5%
Acadia Realty Trust	10,724	224,239
Agree Realty Corp (c)	9,717	735,966
Alexander's Inc	179	49,325
Brixmor Property Group Inc	24,831	782,921
CBL & Associates Properties Inc	1,236	65,619
Curbline Properties Corp	7,913	240,555
Federal Realty Investment Trust	6,359	784,955
FrontView REIT Inc	1,923	38,902
Getty Realty Corp	4,536	151,321
InvenTrust Properties Corp	6,344	224,578
Kimco Realty Corp	54,673	1,385,962
Kite Realty Group Trust	17,591	499,233
Macerich Co/The	20,811	524,229
NETSTREIT Corp (c)	7,919	167,328
NNN REIT Inc	15,433	718,097
Phillips Edison & Co Inc	10,216	425,190
Regency Centers Corp	13,338	1,063,572
Saul Centers Inc	1,105	41,316
SITE Centers Corp	3,747	14,876
Tanger Inc	9,367	369,715
Urban Edge Properties	10,298	235,618
Whitestone REIT	3,543	67,175
		8,810,692
Specialized REITs - 0.7%
CubeSmart	18,563	738,251
EPR Properties	6,207	360,068
Farmland Partners Inc	3,303	31,973
Four Corners Property Trust Inc	9,048	222,128
Gladstone Land Corp	2,610	22,263
Lamar Advertising Co Class A	7,045	1,098,880
Millrose Properties Inc Class A	12,574	377,849
National Storage Affiliates Trust	5,760	256,147
Outfront Media Inc	11,784	386,044
Rayonier Inc	22,601	480,949
Safehold Inc	3,729	58,545
Smartstop Self Storage REIT Inc (c)	4,560	148,200
		4,181,297
TOTAL REAL ESTATE		40,203,744
Utilities - 2.4%
Electric Utilities - 0.8%
Genie Energy Ltd Class B	1,587	22,931
Hawaiian Electric Industries Inc (b)	14,018	189,664
IDACORP Inc	4,375	661,938
MGE Energy Inc	2,983	243,234
OGE Energy Corp	16,662	810,773
Oklo Inc Class A (b)(c)	10,015	524,085
Otter Tail Corp	3,412	307,012
Pinnacle West Capital Corp	9,681	1,035,867
Portland General Electric Co (c)	9,124	472,897
TXNM Energy Inc	7,909	449,073
		4,717,474
Gas Utilities - 0.6%
Chesapeake Utilities Corp	1,930	236,386
MDU Resources Group Inc	16,552	351,068
National Fuel Gas Co	7,700	594,517
New Jersey Resources Corp	8,173	458,015
Northwest Natural Holding Co	3,388	166,215
ONE Gas Inc	4,855	374,175
Southwest Gas Holdings Inc	5,212	462,200
Spire Inc	4,790	374,051
UGI Corp	17,413	601,446
		3,618,073
Independent Power and Renewable Electricity Producers - 0.5%
AES Corp/The	57,688	845,706
Clearway Energy Inc Class C	9,702	331,614
Hallador Energy Co (b)	3,095	53,822
Ormat Technologies Inc	4,928	536,659
Talen Energy Corp (b)	3,706	1,424,068
		3,191,869
Multi-Utilities - 0.2%
Avista Corp	6,638	271,561
Black Hills Corp	6,120	455,328
Northwestern Energy Group Inc	4,993	357,599
Unitil Corp	1,447	76,241
		1,160,729
Water Utilities - 0.3%
American States Water Co	3,151	260,368
Artesian Resources Corp Class A	711	24,167
Cadiz Inc (b)(c)	3,985	16,657
California Water Service Group	4,856	236,244
Consolidated Water Co Ltd	1,242	36,639
Essential Utilities Inc	22,895	877,108
H2O America	3,025	183,829
Middlesex Water Co	1,508	84,689
York Water Co/The	1,263	38,711
		1,758,412
TOTAL UTILITIES		14,446,557
TOTAL UNITED STATES		580,419,594
TOTAL COMMON STOCKS (Cost $458,118,006)		590,627,589

Non-Convertible Preferred Stocks - 0.0%
	Shares	Value ($)
PUERTO RICO - 0.0%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Liberty Latin America Ltd 9% (Cost $210)	13	270

U.S. Treasury Obligations - 0.0%
	Yield (%) (f)	Principal Amount (a)	Value ($)
US Treasury Bills 0% 8/13/2026 (g) (Cost $545,637)	3.64	548,000	545,611

Money Market Funds - 5.8%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (h)	3.69	9,866,399	9,868,372
Fidelity Securities Lending Cash Central Fund (h)(i)	3.69	24,988,669	24,991,168
TOTAL MONEY MARKET FUNDS (Cost $34,859,540)			34,859,540

TOTAL INVESTMENT IN SECURITIES - 103.8% (Cost $493,523,393)	626,033,010
NET OTHER ASSETS (LIABILITIES) - (3.8)%	(23,145,438)
NET ASSETS - 100.0%	602,887,572

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value and Unrealized Appreciation/ (Depreciation) ($)
LONG
CME E-Mini Russell 2000 Index Contracts (United States)	37	9/2026	5,634,360	114,739
CME E-Mini S&P MidCap 400 Index Contracts (United States)	18	9/2026	6,993,000	86,958
TOTAL LONG				201,697

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Non-income producing.
(c)	Security or a portion of the security is on loan at period end.
(d)	Level 3 security.
(e)
Security exempt from registration under Regulation S of the Securities Act of 1933 and may be resold to qualified foreign investors outside of the United States. At the end of the period, the value of securities amounted to $101,978 or 0.0% of net assets.

(f)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(g)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $545,611.
(h)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(i)	Investment made with cash collateral received from securities on loan.
Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	8,593,149	56,631,494	55,356,216	151,559	(290)	235	9,868,372	9,866,399	0.0%
Fidelity Securities Lending Cash Central Fund	18,674,475	56,152,680	49,835,987	62,973	-	-	24,991,168	24,988,669	0.1%
Total	27,267,624	112,784,174	105,192,203	214,532	(290)	235	34,859,540

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.
Investment Valuation

The following is a summary of the inputs used, as of June 30, 2026, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Common Stocks
Communication Services	19,090,726	19,090,726	-	-
Consumer Discretionary	65,472,807	65,472,807	-	-
Consumer Staples	17,130,749	17,130,749	-	-
Energy	22,547,393	22,547,393	-	-
Financials	99,601,463	99,601,463	-	-
Health Care	85,154,503	85,153,314	-	1,189
Industrials	110,339,818	110,339,818	-	-
Information Technology	95,488,685	95,488,685	-	-
Materials	21,151,144	21,151,144	-	-
Real Estate	40,203,744	40,203,744	-	-
Utilities	14,446,557	14,446,557	-	-

Non-Convertible Preferred Stocks
Communication Services	270	270	-	-

U.S. Treasury Obligations	545,611	-	545,611	-

Money Market Funds	34,859,540	34,859,540	-	-
Total Investments in Securities:	626,033,010	625,486,210	545,611	1,189
Derivative Instruments:

Assets
Futures Contracts	201,697	201,697	-	-
Total Assets	201,697	201,697	-	-
Total Derivative Instruments:	201,697	201,697	-	-
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of June 30, 2026. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset ($)	Liability ($)
Equity Risk
Futures Contracts (a)	201,697	-
Total Equity Risk	201,697	-
Total Value of Derivatives	201,697	-

(a)Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).
VIP Extended Market Index Portfolio
Financial Statements (Unaudited)
Statement of Assets and Liabilities
As of June 30, 2026 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $50,746,106) - See accompanying schedule:
Unaffiliated issuers (cost $458,663,853)	$591,173,470
Fidelity Central Funds (cost $34,859,540)	34,859,540

Total Investment in Securities (cost $493,523,393)		$626,033,010
Segregated cash with brokers for derivative instruments		192,335
Cash		20
Foreign currency held at value (cost $12,979)		13,465
Receivable for investments sold		412,569
Receivable for fund shares sold		828,572
Dividends receivable		511,366
Distributions receivable from Fidelity Central Funds		40,172
Receivable for variation margin on futures contracts		72,420
Other receivables		4,509
Total assets		628,108,438
Liabilities
Payable for fund shares redeemed	$151,172
Accrued management fee	57,675
Distribution and service plan fees payable	20,362
Collateral on securities loaned	24,991,657
Total liabilities		25,220,866
Net Assets		$602,887,572
Net Assets consist of:
Paid in capital		$432,352,621
Total accumulated earnings (loss)		170,534,951
Net Assets		$602,887,572

Net Asset Value and Maximum Offering Price
Initial Class :
Net Asset Value, offering price and redemption price per share ($430,251,406 ÷ 22,478,153 shares)		$19.14
Service Class :
Net Asset Value, offering price and redemption price per share ($118,096,619 ÷ 6,190,323 shares)		$19.08
Service Class 2 :
Net Asset Value, offering price and redemption price per share ($54,539,547 ÷ 2,865,831 shares)		$19.03
Statement of Operations
Six months ended June 30, 2026 (Unaudited)
Investment Income
Dividends		$3,538,011
Interest		12,487
Income from Fidelity Central Funds (including $62,973 from security lending)		214,532
Security lending		8,832
Total income		3,773,862
Expenses
Management fee	$300,793
Distribution and service plan fees	107,342
Independent trustees' fees and expenses	536
Total expenses before reductions	408,671
Expense reductions	(524)
Total expenses after reductions		408,147
Net Investment income (loss)		3,365,715
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	54,811,196
Fidelity Central Funds	(290)
Futures contracts	797,230
Total net realized gain (loss)		55,608,136
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	35,163,336
Fidelity Central Funds	235
Assets and liabilities in foreign currencies	223
Futures contracts	409,933
Total change in net unrealized appreciation (depreciation)		35,573,727
Net gain (loss)		91,181,863
Net increase (decrease) in net assets resulting from operations		$94,547,578
Statement of Changes in Net Assets

	Six months ended June 30, 2026 (Unaudited)	Year ended December 31, 2025
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$3,365,715	$4,530,915
Net realized gain (loss)	55,608,136	8,100,025
Change in net unrealized appreciation (depreciation)	35,573,727	29,406,697
Net increase (decrease) in net assets resulting from operations	94,547,578	42,037,637
Distributions to shareholders	(737,854)	(4,481,824)

Share transactions - net increase (decrease)	69,632,634	116,658,141
Total increase (decrease) in net assets	163,442,358	154,213,954

Net Assets
Beginning of period	439,445,214	285,231,260
End of period	$602,887,572	$439,445,214

Financial Highlights
VIP Extended Market Index Portfolio Initial Class

	Six months ended June 30, 2026 (Unaudited)	Years ended December 31, 2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$15.94	$14.35	$12.94	$11.22	$14.19	$12.52
Income from Investment Operations
Net investment income (loss) A,B	.12	.20	.20	.20	.18	.18
Net realized and unrealized gain (loss)	3.11	1.57	1.40	1.73	(2.75)	2.44
Total from investment operations	3.23	1.77	1.60	1.93	(2.57)	2.62
Distributions from net investment income	(.03)	(.18)	(.19)	(.21)	(.17)	(.18)
Distributions from net realized gain	-	-	-	-	(.24)	(.77)
Total distributions	(.03)	(.18)	(.19)	(.21)	(.40) C	(.95)
Net asset value, end of period	$19.14	$15.94	$14.35	$12.94	$11.22	$14.19
Total Return D,E,F	20.27%	12.32%	12.31%	17.44%	(18.13)%	21.24%
Ratios to Average Net Assets B,G,H
Expenses before reductions	.12% I	.12%	.13%	.13%	.13%	.13%
Expenses net of fee waivers, if any	.12 % I	.12%	.13%	.13%	.13%	.13%
Expenses net of all reductions, if any	.12% I	.12%	.12%	.12%	.13%	.13%
Net investment income (loss)	1.38% I	1.34%	1.43%	1.66%	1.51%	1.20%
Supplemental Data
Net assets, end of period (000 omitted)	$430,251	$313,285	$194,742	$165,753	$140,653	$160,811
Portfolio turnover rate J	34 % I	13%	12%	80%	18%	27%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal distributions per share do not sum due to rounding.
DTotal returns for periods of less than one year are not annualized.
ETotal returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.
FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAnnualized.
JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
VIP Extended Market Index Portfolio Service Class

	Six months ended June 30, 2026 (Unaudited)	Years ended December 31, 2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$15.89	$14.31	$12.91	$11.20	$14.17	$12.50
Income from Investment Operations
Net investment income (loss) A,B	.11	.18	.18	.18	.17	.16
Net realized and unrealized gain (loss)	3.11	1.56	1.40	1.74	(2.75)	2.45
Total from investment operations	3.22	1.74	1.58	1.92	(2.58)	2.61
Distributions from net investment income	(.03)	(.16)	(.18)	(.21)	(.16)	(.17)
Distributions from net realized gain	-	-	-	-	(.24)	(.77)
Total distributions	(.03)	(.16)	(.18)	(.21)	(.39) C	(.94)
Net asset value, end of period	$19.08	$15.89	$14.31	$12.91	$11.20	$14.17
Total Return D,E,F	20.25%	12.18%	12.19%	17.34%	(18.22)%	21.16%
Ratios to Average Net Assets B,G,H
Expenses before reductions	.22% I	.22%	.22%	.23%	.23%	.23%
Expenses net of fee waivers, if any	.22 % I	.22%	.22%	.23%	.23%	.23%
Expenses net of all reductions, if any	.22% I	.22%	.22%	.22%	.23%	.23%
Net investment income (loss)	1.28% I	1.24%	1.34%	1.56%	1.41%	1.10%
Supplemental Data
Net assets, end of period (000 omitted)	$118,097	$90,102	$73,201	$40,805	$26,672	$23,331
Portfolio turnover rate J	34 % I	13%	12%	80%	18%	27%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal distributions per share do not sum due to rounding.
DTotal returns for periods of less than one year are not annualized.
ETotal returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.
FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAnnualized.
JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
VIP Extended Market Index Portfolio Service Class 2

	Six months ended June 30, 2026 (Unaudited)	Years ended December 31, 2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$15.86	$14.29	$12.90	$11.20	$14.16	$12.50
Income from Investment Operations
Net investment income (loss) A,B	.10	.16	.16	.17	.15	.14
Net realized and unrealized gain (loss)	3.09	1.56	1.40	1.72	(2.73)	2.44
Total from investment operations	3.19	1.72	1.56	1.89	(2.58)	2.58
Distributions from net investment income	(.02)	(.15)	(.17)	(.19)	(.14)	(.15)
Distributions from net realized gain	-	-	-	-	(.24)	(.77)
Total distributions	(.02)	(.15)	(.17)	(.19)	(.38)	(.92)
Net asset value, end of period	$19.03	$15.86	$14.29	$12.90	$11.20	$14.16
Total Return C,D,E	20.14%	12.03%	12.03%	17.11%	(18.30)%	20.93%
Ratios to Average Net Assets B,F,G
Expenses before reductions	.37% H	.37%	.37%	.38%	.38%	.38%
Expenses net of fee waivers, if any	.37 % H	.37%	.37%	.38%	.38%	.38%
Expenses net of all reductions, if any	.37% H	.37%	.37%	.37%	.38%	.38%
Net investment income (loss)	1.13% H	1.09%	1.19%	1.41%	1.26%	.95%
Supplemental Data
Net assets, end of period (000 omitted)	$54,540	$36,058	$17,288	$7,201	$6,224	$7,228
Portfolio turnover rate I	34 % H	13%	12%	80%	18%	27%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal returns for periods of less than one year are not annualized.
DTotal returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAnnualized.
IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
VIP International Index Portfolio
Schedule of Investments June 30, 2026 (Unaudited)
Showing Percentage of Net Assets
Common Stocks - 96.7%
	Shares	Value ($)
ARGENTINA - 0.0%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Vista Energy SAB de CV ADR (b)	2,520	160,775
AUSTRALIA - 4.4%
Communication Services - 0.1%
Diversified Telecommunication Services - 0.0%
Telstra Group Ltd	140,533	492,831
Interactive Media & Services - 0.1%
CAR Group Ltd	13,657	243,792
REA Group Ltd	1,788	172,245
SEEK Ltd	12,739	118,773
		534,810
TOTAL COMMUNICATION SERVICES		1,027,641
Consumer Discretionary - 0.3%
Broadline Retail - 0.2%
Wesfarmers Ltd	40,495	2,534,310
Hotels, Restaurants & Leisure - 0.1%
Aristocrat Leisure Ltd	21,833	925,228
Lottery Corp/The	79,648	316,625
		1,241,853
Specialty Retail - 0.0%
JB Hi-Fi Ltd	3,886	216,075
TOTAL CONSUMER DISCRETIONARY		3,992,238
Consumer Staples - 0.2%
Beverages - 0.0%
Treasury Wine Estates Ltd (e)	28,448	94,117
Consumer Staples Distribution & Retail - 0.2%
Coles Group Ltd	47,880	806,466
Endeavour Group Ltd/Australia	54,492	122,572
Metcash Ltd	38,979	79,693
Woolworths Group Ltd	43,572	1,203,890
		2,212,621
TOTAL CONSUMER STAPLES		2,306,738
Energy - 0.2%
Oil, Gas & Consumable Fuels - 0.2%
Ampol Ltd	8,494	192,265
Santos Ltd	115,857	574,753
Whitehaven Coal Ltd	29,400	155,870
Woodside Energy Group Ltd	67,800	1,311,187
TOTAL ENERGY		2,234,075
Financials - 1.4%
Banks - 1.1%
ANZ Group Holdings Ltd	107,498	2,623,424
Bank of Queensland Ltd	23,620	103,174
Bendigo & Adelaide Bank Ltd	20,292	148,286
Commonwealth Bank of Australia	59,683	6,801,731
National Australia Bank Ltd	109,402	2,872,764
Westpac Banking Corp	121,989	2,972,343
		15,521,722
Capital Markets - 0.2%
ASX Ltd	6,923	255,481
HUB24 Ltd	2,910	147,089
Macquarie Group Ltd	12,642	2,197,737
Magellan Financial Group Ltd warrants 4/16/2027 (b)	252	0
		2,600,307
Financial Services - 0.0%
AMP Ltd	89,801	99,785
Challenger Ltd	19,680	136,376
Washington H Soul Pattinson & Co Ltd	12,799	409,117
		645,278
Insurance - 0.1%
Insurance Australia Group Ltd	84,340	471,709
Medibank Pvt Ltd	98,210	337,427
QBE Insurance Group Ltd	53,722	934,502
Steadfast Group Ltd	39,784	139,952
Suncorp Group Ltd	38,679	516,022
		2,399,612
TOTAL FINANCIALS		21,166,919
Health Care - 0.2%
Biotechnology - 0.1%
CSL Ltd	17,303	1,380,517
Telix Pharmaceuticals Ltd (b)	10,437	121,031
		1,501,548
Health Care Equipment & Supplies - 0.0%
Ansell Ltd	5,180	113,736
Cochlear Ltd	2,325	195,290
		309,026
Health Care Providers & Services - 0.1%
EBOS Group Ltd	7,358	87,142
Ramsay Health Care Ltd	6,737	205,080
Sigma Healthcare Ltd	205,802	391,861
Sonic Healthcare Ltd	17,675	254,356
		938,439
Health Care Technology - 0.0%
Pro Medicus Ltd	1,971	278,647
TOTAL HEALTH CARE		3,027,660
Industrials - 0.3%
Commercial Services & Supplies - 0.1%
Brambles Ltd	48,448	654,149
Cleanaway Waste Management Ltd	79,619	129,624
		783,773
Construction & Engineering - 0.0%
Worley Ltd (e)	16,919	129,984
Ground Transportation - 0.0%
Aurizon Holdings Ltd	60,632	175,378
Passenger Airlines - 0.0%
Qantas Airways Ltd	26,354	193,630
Professional Services - 0.1%
ALS Ltd (e)	18,071	286,846
Computershare Ltd	19,339	512,154
		799,000
Trading Companies & Distributors - 0.0%
Reece Ltd	8,147	97,210
SGH Ltd	7,097	229,239
		326,449
Transportation Infrastructure - 0.1%
Atlas Arteria Ltd unit (e)	34,589	122,140
Qube Holdings Ltd	63,637	224,723
Transurban Group unit	111,098	1,104,643
		1,451,506
TOTAL INDUSTRIALS		3,859,720
Information Technology - 0.1%
IT Services - 0.0%
NEXTDC Ltd (b)(e)	27,119	274,740
Software - 0.1%
IREN Ltd (b)(e)	11,241	514,051
Technology One Ltd	10,726	220,044
WiseTech Global Ltd	7,474	171,467
		905,562
TOTAL INFORMATION TECHNOLOGY		1,180,302
Materials - 1.4%
Chemicals - 0.0%
Dyno Nobel Ltd	57,491	155,988
Orica Ltd	16,666	273,317
		429,305
Metals & Mining - 1.4%
BHP Group Ltd	181,157	7,549,348
BlueScope Steel Ltd	15,665	346,477
Capricorn Metals Ltd	16,236	143,627
Evolution Mining Ltd	72,416	598,790
Fortescue Ltd	59,346	789,912
Genesis Minerals Ltd (b)	40,716	149,591
Glencore PLC	339,104	2,312,156
IGO Ltd (b)	24,519	126,190
Lynas Rare Earths Ltd (b)	33,018	414,305
Mineral Resources Ltd (b)	6,243	270,350
Northern Star Resources Ltd (e)	51,033	675,660
OceanaGold Corp	8,011	200,805
Perseus Mining Ltd	48,418	163,596
PLS Group Ltd (b)	109,026	382,054
Ramelius Resources Ltd	68,670	141,322
Regis Resources Ltd	26,993	114,398
Rio Tinto Ltd (e)	13,265	1,596,042
Rio Tinto PLC	38,040	3,598,767
Sandfire Resources Ltd (b)	16,458	221,133
South32 Ltd	160,148	434,867
Westgold Resources Ltd	33,657	111,658
		20,341,048
TOTAL MATERIALS		20,770,353
Real Estate - 0.2%
Diversified REITs - 0.1%
Charter Hall Group unit	16,746	265,248
GPT Group/The unit	67,709	228,514
Mirvac Group unit	139,615	166,217
Stockland unit	85,973	242,444
		902,423
Industrial REITs - 0.1%
Goodman Group unit	72,856	1,571,957
Office REITs - 0.0%
Dexus unit	38,132	142,429
Retail REITs - 0.0%
Scentre Group unit	186,894	498,183
Vicinity Ltd unit	141,222	251,634
		749,817
TOTAL REAL ESTATE		3,366,626
Utilities - 0.0%
Electric Utilities - 0.0%
Origin Energy Ltd	61,455	467,124
Gas Utilities - 0.0%
Apa Group unit	46,950	328,957
Multi-Utilities - 0.0%
AGL Energy Ltd	21,352	123,548
TOTAL UTILITIES		919,629
TOTAL AUSTRALIA		63,851,901
AUSTRIA - 0.3%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
OMV AG (e)	5,150	324,524
Financials - 0.3%
Banks - 0.3%
BAWAG Group AG (c)(d)	2,742	549,217
Erste Group Bank AG	11,430	1,529,768
Raiffeisen Bank International AG	4,571	291,694
		2,370,679
Insurance - 0.0%
UNIQA Insurance Group AG	4,407	88,825
Vienna Insurance Group AG Wiener Versicherung Gruppe	1,290	94,923
		183,748
TOTAL FINANCIALS		2,554,427
Industrials - 0.0%
Commercial Services & Supplies - 0.0%
DO & Co AG	254	62,978
Machinery - 0.0%
ANDRITZ AG	2,565	221,566
TOTAL INDUSTRIALS		284,544
Materials - 0.0%
Construction Materials - 0.0%
Wienerberger AG	3,925	101,354
Metals & Mining - 0.0%
voestalpine AG	3,768	175,830
Paper & Forest Products - 0.0%
Mondi PLC	15,651	142,090
TOTAL MATERIALS		419,274
Real Estate - 0.0%
Real Estate Management & Development - 0.0%
CPI Europe AG (b)(f)	1,102	0
Utilities - 0.0%
Electric Utilities - 0.0%
Verbund AG Class A	2,982	189,442
TOTAL AUSTRIA		3,772,211
BELGIUM - 0.6%
Consumer Discretionary - 0.0%
Distributors - 0.0%
D'ieteren Group	729	141,935
Consumer Staples - 0.3%
Beverages - 0.3%
Anheuser-Busch InBev SA/NV	35,241	2,911,957
Food Products - 0.0%
Lotus Bakeries NV	15	199,155
TOTAL CONSUMER STAPLES		3,111,112
Financials - 0.2%
Banks - 0.2%
KBC Group NV	8,936	1,218,086
Financial Services - 0.0%
Groupe Bruxelles Lambert NV	2,765	251,795
Sofina SA	548	139,380
		391,175
Insurance - 0.0%
Ageas SA/NV	6,399	511,805
TOTAL FINANCIALS		2,121,066
Health Care - 0.1%
Pharmaceuticals - 0.1%
Financiere de Tubize SA	677	178,688
UCB SA	4,298	1,286,654
TOTAL HEALTH CARE		1,465,342
Industrials - 0.0%
Construction & Engineering - 0.0%
Ackermans & van Haaren NV	777	253,733
Electrical Equipment - 0.0%
Cenergy Holdings SA (Greece)	2,147	56,423
TOTAL INDUSTRIALS		310,156
Materials - 0.0%
Chemicals - 0.0%
Solvay SA Class A	2,594	77,891
Syensqo SA	2,479	182,980
Umicore SA	8,059	186,375
TOTAL MATERIALS		447,246
Real Estate - 0.0%
Health Care REITs - 0.0%
Aedifica SA	2,950	237,969
Industrial REITs - 0.0%
Warehouses De Pauw CVA	6,904	174,021
TOTAL REAL ESTATE		411,990
Utilities - 0.0%
Electric Utilities - 0.0%
Elia Group SA/NV	1,785	285,128
TOTAL BELGIUM		8,293,975
BRAZIL - 1.3%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Telefonica Brasil SA	26,500	174,278
Wireless Telecommunication Services - 0.0%
TIM SA/Brazil	28,200	119,469
TOTAL COMMUNICATION SERVICES		293,747
Consumer Discretionary - 0.0%
Specialty Retail - 0.0%
Cosan SA (b)	57,100	40,925
Lojas Renner SA	35,026	100,146
Ultrapar Participacoes SA	24,600	124,184
Vibra Energia SA	32,248	186,718
TOTAL CONSUMER DISCRETIONARY		451,973
Consumer Staples - 0.1%
Beverages - 0.1%
Ambev SA	151,800	479,016
Consumer Staples Distribution & Retail - 0.0%
Raia Drogasil SA	47,340	154,153
Sendas Distribuidora S/A	48,600	82,282
		236,435
Food Products - 0.0%
MBRF Global Foods Co SA	26,400	92,205
Personal Care Products - 0.0%
Natura Cosmeticos SA (b)	27,593	46,663
TOTAL CONSUMER STAPLES		854,319
Energy - 0.2%
Oil, Gas & Consumable Fuels - 0.2%
Petroleo Brasileiro SA - Petrobras	132,100	1,069,124
Petroleo Brasileiro SA - Petrobras (PN)	158,100	1,157,658
PRIO SA/Brazil (b)	28,300	285,889
TOTAL ENERGY		2,512,671
Financials - 0.5%
Banks - 0.4%
Banco Bradesco SA	52,394	160,055
Banco Bradesco SA (PN)	189,041	662,814
Banco do Brasil SA	102,700	396,094
Itau Unibanco Holding SA	192,939	1,576,461
Itausa SA	208,687	540,889
NU Holdings Ltd/Cayman Islands Class A (b)	136,291	1,820,849
		5,157,162
Capital Markets - 0.1%
B3 SA - Brasil Bolsa Balcao	187,300	527,182
Banco BTG Pactual SA unit	38,900	407,590
XP Inc depository receipt	13,874	225,486
		1,160,258
Financial Services - 0.0%
Pagseguro Digital Ltd Class A	6,343	57,404
StoneCo Ltd Class A	8,874	96,194
		153,598
Insurance - 0.0%
BB Seguridade Participacoes SA	22,400	169,965
Caixa Seguridade Participacoes S/A	21,700	82,852
		252,817
TOTAL FINANCIALS		6,723,835
Health Care - 0.0%
Health Care Providers & Services - 0.0%
Rede D'Or Sao Luiz SA (c)(d)	35,999	242,048
Pharmaceuticals - 0.0%
Hypera SA	14,000	56,436
TOTAL HEALTH CARE		298,484
Industrials - 0.1%
Aerospace & Defense - 0.0%
Embraer SA	24,700	391,627
Electrical Equipment - 0.1%
WEG SA	52,600	477,978
Ground Transportation - 0.0%
Localiza Rent a Car SA	31,252	251,479
Localiza Rent a Car SA (PN)	40	309
Rumo SA	42,400	110,306
		362,094
Transportation Infrastructure - 0.0%
Motiva Infraestrutura de Mobilidade SA	35,200	99,689
TOTAL INDUSTRIALS		1,331,388
Information Technology - 0.0%
Software - 0.0%
TOTVS SA	17,600	97,848
Materials - 0.3%
Chemicals - 0.0%
Yara International ASA	5,807	255,429
Containers & Packaging - 0.0%
Klabin SA unit	35,889	116,378
Metals & Mining - 0.3%
Gerdau SA	45,770	184,240
Vale SA	128,001	1,931,061
Wheaton Precious Metals Corp	16,191	1,821,338
		3,936,639
Paper & Forest Products - 0.0%
Suzano SA	23,879	183,870
TOTAL MATERIALS		4,492,316
Real Estate - 0.0%
Real Estate Management & Development - 0.0%
Allos SA	12,400	67,401
Multiplan Empreendimentos Imobiliarios SA	9,700	54,999
TOTAL REAL ESTATE		122,400
Utilities - 0.1%
Electric Utilities - 0.1%
Axia Energia SA	40,458	426,187
Axia Energia SA	9	95
Axia Energia SA Series C	10,251	105,264
Cia Energetica de Minas Gerais	67,823	142,812
Cia Paranaense de Energia - Copel	65,300	189,994
Energisa S/A unit	11,700	108,789
Equatorial SA	38,992	294,122
Transmissora Alianca de Energia Eletrica S/A unit	7,700	59,335
		1,326,598
Independent Power and Renewable Electricity Producers - 0.0%
Eneva SA (b)	25,500	131,988
Engie Brasil Energia SA	12,790	86,294
		218,282
Water Utilities - 0.0%
Cia de Saneamento Basico do Estado de Sao Paulo SABESP	84,350	484,306
Cia De Saneamento do Parana Sanepar unit	8,600	61,739
		546,045
TOTAL UTILITIES		2,090,925
TOTAL BRAZIL		19,269,906
BURKINA FASO - 0.0%
Materials - 0.0%
Metals & Mining - 0.0%
IAMGOLD Corp (b)	20,903	331,766
CAMEROON - 0.0%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Golar LNG Ltd	3,569	177,878
CANADA - 7.3%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
BCE Inc	11,016	237,292
Quebecor Inc Class B	5,397	257,587
TELUS Corp	18,175	192,226
		687,105
Wireless Telecommunication Services - 0.0%
Rogers Communications Inc Class B	13,760	447,655
TOTAL COMMUNICATION SERVICES		1,134,760
Consumer Discretionary - 0.3%
Automobile Components - 0.0%
Magna International Inc	9,333	613,711
Broadline Retail - 0.2%
Canadian Tire Corp Ltd Class A	1,754	241,596
Dollarama Inc	9,730	1,287,180
		1,528,776
Hotels, Restaurants & Leisure - 0.1%
Restaurant Brands International Inc	12,329	894,260
Specialty Retail - 0.0%
Aritzia Inc Subordinate Voting Shares (b)	3,466	382,195
Textiles, Apparel & Luxury Goods - 0.0%
Gildan Activewear Inc	6,594	339,963
TOTAL CONSUMER DISCRETIONARY		3,758,905
Consumer Staples - 0.3%
Consumer Staples Distribution & Retail - 0.3%
Alimentation Couche-Tard Inc	26,568	1,693,459
Empire Co Ltd Class A	4,588	160,681
George Weston Ltd	5,533	397,151
Loblaw Cos Ltd	20,055	909,810
Metro Inc/CN	6,912	441,939
		3,603,040
Food Products - 0.0%
Saputo Inc	8,656	250,723
TOTAL CONSUMER STAPLES		3,853,763
Energy - 1.3%
Oil, Gas & Consumable Fuels - 1.3%
ARC Resources Ltd	20,385	428,326
Cameco Corp	15,529	1,582,847
Canadian Natural Resources Ltd	74,230	2,937,273
Cenovus Energy Inc	48,249	1,197,167
Enbridge Inc	77,821	4,220,140
Imperial Oil Ltd	5,345	600,208
Keyera Corp	8,180	328,584
NexGen Energy Ltd (b)	23,493	220,643
Pembina Pipeline Corp	20,737	959,466
South Bow Corp	7,515	264,727
Suncor Energy Inc	42,423	2,282,302
TC Energy Corp	37,118	2,458,045
Tourmaline Oil Corp	13,084	547,069
Whitecap Resources Inc	43,187	448,542
TOTAL ENERGY		18,475,339
Financials - 3.1%
Banks - 2.2%
Bank of Montreal	25,171	4,448,873
Bank of Nova Scotia/The	43,944	3,819,480
Canadian Imperial Bank of Commerce (e)	33,107	3,812,470
National Bank of Canada	13,843	2,185,501
Royal Bank of Canada	49,842	10,320,887
Toronto Dominion Bank	59,839	7,275,612
		31,862,823
Capital Markets - 0.3%
Brookfield Asset Management Ltd Class A	13,428	602,355
Brookfield Corp Class A	78,591	3,353,105
Onex Corp Subordinate Voting Shares	2,062	154,201
TMX Group Ltd	9,907	324,331
		4,433,992
Insurance - 0.6%
Fairfax Financial Holdings Ltd Subordinate Voting Shares	734	1,207,284
Great-West Lifeco Inc	9,338	595,012
iA Financial Corp Inc	3,261	450,274
Intact Financial Corp	6,332	1,306,850
Manulife Financial Corp	59,782	2,424,581
Power Corp of Canada Subordinate Voting Shares	19,003	1,184,731
Sun Life Financial Inc	19,749	1,550,538
		8,719,270
TOTAL FINANCIALS		45,016,085
Industrials - 0.6%
Aerospace & Defense - 0.1%
Bombardier Inc Class B (b)	3,099	713,519
CAE Inc (b)	11,438	286,383
		999,902
Commercial Services & Supplies - 0.0%
Element Fleet Management Corp	14,243	293,949
Construction & Engineering - 0.1%
AtkinsRealis Group Inc	5,847	363,126
Stantec Inc	4,060	280,028
WSP Global Inc	4,810	596,396
		1,239,550
Ground Transportation - 0.4%
Canadian National Railway Co	19,440	2,319,915
Canadian Pacific Kansas City Ltd	31,992	2,773,655
TFI International Inc	2,746	395,273
		5,488,843
Passenger Airlines - 0.0%
Air Canada (b)	10,371	180,912
Professional Services - 0.0%
Thomson Reuters Corp	4,693	383,315
Trading Companies & Distributors - 0.0%
Finning International Inc	4,645	328,106
Toromont Industries Ltd	2,886	474,580
		802,686
TOTAL INDUSTRIALS		9,389,157
Information Technology - 0.6%
Electronic Equipment, Instruments & Components - 0.1%
Celestica Inc (b)	4,094	1,493,094
IT Services - 0.4%
CGI Inc Class A	6,804	439,783
Shopify Inc Class A (b)	43,715	5,001,372
		5,441,155
Software - 0.1%
Constellation Software Inc/Canada	708	1,332,882
Constellation Software Inc/Canada warrants 3/31/2040 (b)(f)	363	0
Descartes Systems Group Inc/The (b)	2,998	207,646
Open Text Corp	8,735	193,331
		1,733,859
TOTAL INFORMATION TECHNOLOGY		8,668,108
Materials - 0.9%
Chemicals - 0.1%
Nutrien Ltd	17,163	1,081,272
Containers & Packaging - 0.0%
CCL Industries Inc Class B	5,188	338,258
Metals & Mining - 0.8%
Agnico Eagle Mines Ltd/CA	17,870	2,776,544
Alamos Gold Inc Class A	14,968	453,816
B2Gold Corp	47,607	178,579
Barrick Mining Corp	59,728	2,196,238
DPM Metals Inc	7,909	256,858
Equinox Gold Corp	27,910	271,966
First Majestic Silver Corp	16,539	280,501
Franco-Nevada Corp	6,879	1,435,362
Hudbay Minerals Inc	14,105	333,070
Kinross Gold Corp	42,772	1,012,716
Lundin Gold Inc	3,536	190,756
LunR Royalties Corp	738	9,834
OR Royalties Inc	6,720	212,794
Pan American Silver Corp	15,034	673,973
Teck Resources Ltd Class B	15,959	950,507
		11,233,514
Paper & Forest Products - 0.0%
West Fraser Timber Co Ltd	2,001	135,460
TOTAL MATERIALS		12,788,504
Real Estate - 0.0%
Real Estate Management & Development - 0.0%
Colliers International Group Inc Subordinate Voting Shares	1,574	147,705
FirstService Corp Subordinate Voting Shares	1,459	207,465
TOTAL REAL ESTATE		355,170
Utilities - 0.2%
Electric Utilities - 0.2%
Emera Inc	10,739	569,642
Fortis Inc/Canada	18,090	1,036,356
Hydro One Ltd (c)(d)(e)	11,373	469,114
		2,075,112
Gas Utilities - 0.0%
AltaGas Ltd	11,035	407,632
Brookfield Infrastructure Corp	4,166	160,647
		568,279
Independent Power and Renewable Electricity Producers - 0.0%
Brookfield Renewable Corp Class A	4,696	174,562
Capital Power Corp	5,626	293,191
Northland Power Inc (e)	9,259	145,846
		613,599
Multi-Utilities - 0.0%
Algonquin Power & Utilities Corp (e)	24,872	146,259
Canadian Utilities Ltd Class A	4,614	171,515
		317,774
TOTAL UTILITIES		3,574,764
TOTAL CANADA		107,014,555
CHILE - 0.2%
Consumer Discretionary - 0.0%
Broadline Retail - 0.0%
Falabella SA	29,423	183,693
Specialty Retail - 0.0%
Empresas Copec SA	13,135	81,933
TOTAL CONSUMER DISCRETIONARY		265,626
Consumer Staples - 0.0%
Beverages - 0.0%
Embotelladora Andina SA Class B	12,962	64,531
Consumer Staples Distribution & Retail - 0.0%
Cencosud SA	44,181	102,071
TOTAL CONSUMER STAPLES		166,602
Financials - 0.1%
Banks - 0.1%
Banco de Chile	1,684,183	329,726
Banco de Credito e Inversiones SA	2,799	183,882
Banco Itau Chile SA	2,502	51,013
Banco Santander Chile	2,214,514	181,347
TOTAL FINANCIALS		745,968
Industrials - 0.0%
Industrial Conglomerates - 0.0%
Quinenco SA	10,435	44,424
Passenger Airlines - 0.0%
Latam Airlines Group SA	8,977,898	261,070
TOTAL INDUSTRIALS		305,494
Materials - 0.1%
Chemicals - 0.0%
Sociedad Quimica y Minera de Chile SA Class B	5,071	376,489
Metals & Mining - 0.1%
Antofagasta PLC	12,304	623,449
Lundin Mining Corp	24,050	586,052
		1,209,501
Paper & Forest Products - 0.0%
Empresas Cmpc SA	39,508	43,966
TOTAL MATERIALS		1,629,956
Real Estate - 0.0%
Real Estate Management & Development - 0.0%
Parque Arauco SA	25,562	107,157
Plaza SA	27,324	112,619
TOTAL REAL ESTATE		219,776
Utilities - 0.0%
Electric Utilities - 0.0%
Enel Americas SA	667,293	59,783
Enel Chile SA	860,541	75,604
		135,387
Independent Power and Renewable Electricity Producers - 0.0%
Colbun SA	255,232	36,819
TOTAL UTILITIES		172,206
TOTAL CHILE		3,505,628
CHINA - 5.1%
Communication Services - 1.1%
Diversified Telecommunication Services - 0.0%
China Tower Corp Ltd H Shares (c)(d)	169,200	190,065
Entertainment - 0.1%
China Ruyi Holdings Ltd (b)(e)	404,000	76,753
Kingsoft Corp Ltd	34,200	96,719
Netease Inc	60,705	1,559,013
Tencent Music Entertainment Group Class A ADR (e)	17,600	146,960
		1,879,445
Interactive Media & Services - 1.0%
Baidu Inc A Shares (b)	79,340	1,132,662
Bilibili Inc Z Shares (b)	10,342	175,993
Kuaishou Technology B Shares (c)(d)	101,700	539,437
Tencent Holdings Ltd	217,600	12,007,725
		13,855,817
TOTAL COMMUNICATION SERVICES		15,925,327
Consumer Discretionary - 1.5%
Automobile Components - 0.0%
Fuyao Glass Industry Group Co Ltd H Shares (c)(d)	21,600	141,010
Minth Group Ltd (b)	25,400	85,564
		226,574
Automobiles - 0.2%
BYD Co Ltd H Shares	131,378	1,217,338
Geely Automobile Holdings Ltd	197,000	423,497
Great Wall Motor Co Ltd H Shares	84,500	94,920
Li Auto Inc A Shares (b)	42,660	252,006
NIO Inc A Shares (b)	65,190	331,702
XPeng Inc A Shares (b)	52,294	345,032
Yadea Group Holdings Ltd (c)(d)	39,130	44,454
Zhejiang Leapmotor Technology Co Ltd H Shares (b)(c)(d)	15,800	69,463
		2,778,412
Broadline Retail - 0.9%
Alibaba Group Holding Ltd	681,156	8,166,006
JD.com Inc A Shares	102,154	1,301,483
PDD Holdings Inc Class A ADR (b)	27,842	2,123,788
Prosus NV Class N	47,513	2,064,611
Vipshop Holdings Ltd Class A ADR	9,114	120,851
		13,776,739
Diversified Consumer Services - 0.0%
New Oriental Education & Technology Group Inc	48,910	224,679
TAL Education Group Class A ADR (b)	14,719	140,861
		365,540
Hotels, Restaurants & Leisure - 0.3%
Atour Lifestyle Holdings Ltd ADR	3,085	98,103
Guming Holdings Ltd (e)	25,600	69,003
H World Group Ltd	61,600	258,590
Haidilao International Holding Ltd (c)(d)	62,000	83,954
Meituan B Shares (b)(c)(d)	197,230	1,741,016
Tongcheng Travel Holdings Ltd (d)	43,600	66,655
Trip.com Group Ltd (b)	21,660	861,206
Yum China Holdings Inc (Hong Kong)	12,600	513,456
		3,691,983
Household Durables - 0.0%
Haier Smart Home Co Ltd H Shares	82,000	209,749
Midea Group Co Ltd H Shares	15,800	166,956
		376,705
Specialty Retail - 0.0%
Chow Tai Fook Jewellery Group Ltd	77,400	107,571
Pop Mart International Group Ltd (c)(d)(e)	24,000	473,399
		580,970
Textiles, Apparel & Luxury Goods - 0.1%
ANTA Sports Products Ltd	42,000	380,487
Laopu Gold Co Ltd H Shares (e)	1,700	75,085
Li Ning Co Ltd	82,000	153,903
Shenzhou International Group Holdings Ltd	28,400	142,528
		752,003
TOTAL CONSUMER DISCRETIONARY		22,548,926
Consumer Staples - 0.1%
Beverages - 0.0%
China Resources Beer Holdings Co Ltd	55,500	151,165
Nongfu Spring Co Ltd H Shares (c)(d)	64,600	326,342
Tsingtao Brewery Co Ltd H Shares	22,000	120,732
		598,239
Consumer Staples Distribution & Retail - 0.0%
Alibaba Health Information Technology Ltd (b)	210,000	82,470
JD Health International Inc (b)(c)(d)	36,550	153,044
		235,514
Food Products - 0.1%
China Feihe Ltd (c)(d)	138,000	49,268
China Mengniu Dairy Co Ltd	105,000	215,413
Tingyi Cayman Islands Holding Corp	66,000	82,302
Want Want China Holdings Ltd	166,000	71,752
Wilmar International Ltd	94,000	262,343
		681,078
Personal Care Products - 0.0%
Giant Biogene Holding Co ltd (c)(d)(e)	17,400	58,792
Hengan International Group Co Ltd	23,000	63,755
		122,547
Tobacco - 0.0%
Smoore International Holdings Ltd (c)(d)(e)	66,000	59,075
TOTAL CONSUMER STAPLES		1,696,453
Energy - 0.2%
Energy Equipment & Services - 0.0%
China Oilfield Services Ltd H Shares	64,000	51,001
Oil, Gas & Consumable Fuels - 0.2%
China Coal Energy Co Ltd H Shares	75,000	94,194
China Petroleum & Chemical Corp H Shares	850,000	433,516
China Shenhua Energy Co Ltd H Shares	120,500	616,416
COSCO SHIPPING Energy Transportation Co Ltd H Shares	46,000	81,116
PetroChina Co Ltd H Shares	754,000	815,255
Yankuang Energy Group Co Ltd H Shares	113,800	160,336
		2,200,833
TOTAL ENERGY		2,251,834
Financials - 1.1%
Banks - 0.8%
Agricultural Bank of China Ltd H Shares	1,097,000	746,920
Bank of China Ltd H Shares	2,984,000	1,898,565
Bank of Communications Co Ltd H Shares	765,000	657,427
BOC Hong Kong Holdings Ltd	128,000	691,667
China CITIC Bank Corp Ltd H Shares	325,000	275,569
China Construction Bank Corp H Shares	3,517,000	3,627,618
China Merchants Bank Co Ltd H Shares	118,500	678,710
China Minsheng Banking Corp Ltd H Shares	263,800	105,616
Industrial & Commercial Bank of China Ltd H Shares	2,849,000	2,335,767
Postal Savings Bank of China Co Ltd H Shares (c)(d)	345,000	201,030
		11,218,889
Capital Markets - 0.0%
China Galaxy Securities Co Ltd H Shares	132,500	124,343
China International Capital Corp Ltd H Shares (c)(d)	53,600	143,519
CITIC Securities Co Ltd H Shares	45,675	158,756
Guotai Haitong Securities Co Ltd H Shares (c)(d)	89,200	168,895
Huatai Securities Co Ltd H Shares (c)(d)	56,400	120,094
		715,607
Insurance - 0.3%
China Life Insurance Co Ltd H Shares	266,000	904,207
China Pacific Insurance Group Co Ltd H Shares	91,800	314,628
China Taiping Insurance Holdings Co Ltd	50,000	114,882
New China Life Insurance Co Ltd H Shares	34,600	203,025
People's Insurance Co Group of China Ltd/The H Shares	314,000	187,771
PICC Property & Casualty Co Ltd H Shares	246,000	449,163
Ping An Insurance Group Co of China Ltd H Shares	231,000	1,510,459
		3,684,135
TOTAL FINANCIALS		15,618,631
Health Care - 0.2%
Biotechnology - 0.1%
3SBio Inc (c)(d)	68,500	147,518
Akeso Inc (b)(c)(d)(e)	25,000	280,670
Innovent Biologics Inc (b)(c)(d)	51,500	522,694
Sichuan Kelun-Biotech Biopharmaceutical Co Ltd H Shares (b)(e)	1,500	83,426
Zai Lab Ltd (b)(e)	36,100	67,745
		1,102,053
Health Care Providers & Services - 0.0%
Sinopharm Group Co Ltd H Shares	48,000	97,661
Life Sciences Tools & Services - 0.1%
Genscript Biotech Corp (b)	48,000	74,850
Wuxi Apptec Co Ltd H Shares (c)(d)	15,252	298,901
Wuxi Biologics Cayman Inc (b)(c)(d)	128,500	571,511
		945,262
Pharmaceuticals - 0.0%
CSPC Pharmaceutical Group Ltd	284,400	252,748
Hansoh Pharmaceutical Group Co Ltd (c)(d)	42,000	158,621
Sino Biopharmaceutical Ltd	357,250	200,880
		612,249
TOTAL HEALTH CARE		2,757,225
Industrials - 0.2%
Air Freight & Logistics - 0.0%
J&T Global Express Ltd B Shares (b)	209,600	223,421
JD Logistics Inc (b)(c)(d)	73,600	110,266
ZTO Express Cayman Inc A Shares	14,750	326,403
		660,090
Building Products - 0.0%
Xinyi Glass Holdings Ltd	85,137	92,596
Commercial Services & Supplies - 0.0%
China Everbright Environment Group Ltd	126,000	73,259
Construction & Engineering - 0.0%
China Railway Group Ltd H Shares	152,000	64,150
China State Construction International Holdings Ltd	68,000	60,432
		124,582
Electrical Equipment - 0.0%
Contemporary Amperex Technology Co Ltd H Shares	2,400	216,190
Ground Transportation - 0.0%
Full Truck Alliance Co Ltd ADR	29,350	238,322
Industrial Conglomerates - 0.0%
CITIC Ltd	282,000	381,497
Machinery - 0.2%
Airtac International Group	5,092	216,171
CRRC Corp Ltd H Shares	156,000	89,309
Sinotruk Hong Kong Ltd	23,500	115,480
UBTech Robotics Corp Ltd H Shares (b)(e)	11,550	151,391
Weichai Power Co Ltd H Shares	69,000	300,007
Yangzijiang Shipbuilding (Holdings) Ltd	96,000	254,669
Zhuzhou CRRC Times Electric Co Ltd H Shares	15,200	77,639
		1,204,666
Marine Transportation - 0.0%
COSCO SHIPPING Holdings Co Ltd H Shares	85,500	141,830
SITC International Holdings Co Ltd	46,000	184,051
		325,881
Professional Services - 0.0%
Kanzhun Ltd ADR	13,517	173,964
Transportation Infrastructure - 0.0%
China Merchants Port Holdings Co Ltd	42,353	66,638
TOTAL INDUSTRIALS		3,557,685
Information Technology - 0.3%
Communications Equipment - 0.0%
Yangtze Optical Fibre & Cable Joint Stock Ltd Co H Shares (c)(d)	11,000	358,212
ZTE Corp H Shares (e)	26,800	78,047
		436,259
Electronic Equipment, Instruments & Components - 0.0%
Aac Technologies Holdings Inc	25,000	136,111
BYD Electronic International Co Ltd	27,000	72,020
Kingboard Holdings Ltd	21,000	315,689
Sunny Optical Technology Group Co Ltd	23,300	181,222
		705,042
IT Services - 0.0%
GDS Holdings Ltd A Shares (b)	36,600	136,120
Semiconductors & Semiconductor Equipment - 0.1%
GCL Technology Holdings Ltd (b)	827,000	72,758
Hua Hong Grace Semiconductor Ltd (b)(c)(d)	25,000	685,975
Silergy Corp	12,000	229,720
Xinyi Solar Holdings Ltd	164,916	43,317
		1,031,770
Software - 0.0%
Horizon Robotics A Shares (b)(e)	384,600	200,076
Kingdee International Software Group Co Ltd (b)	99,000	74,728
		274,804
Technology Hardware, Storage & Peripherals - 0.2%
Lenovo Group Ltd	270,000	801,172
Xiaomi Corp B Shares (b)(c)(d)	616,400	1,712,058
		2,513,230
TOTAL INFORMATION TECHNOLOGY		5,097,225
Materials - 0.2%
Chemicals - 0.0%
Ganfeng Lithium Group Co Ltd H Shares (c)(d)	15,800	101,333
Construction Materials - 0.0%
Anhui Conch Cement Co Ltd H Shares	42,500	90,876
China National Building Material Co Ltd H Shares	132,000	89,875
		180,751
Metals & Mining - 0.2%
Aluminum Corp of China Ltd H Shares	140,000	133,166
China Gold International Resources Corp Ltd	8,500	132,764
China Hongqiao Group Ltd	117,500	300,535
CMOC Group Ltd H Shares	129,000	249,682
Jiangxi Copper Co Ltd H Shares	38,000	149,813
Lingbao Gold Group Co Ltd H Shares	27,400	42,937
MMG Ltd (b)	144,000	127,423
Shandong Gold Mining Co Ltd H Shares (c)(d)	32,250	68,671
Zhaojin Mining Industry Co Ltd H Shares	60,000	125,388
Zijin Mining Group Co Ltd H Shares	214,000	747,636
		2,078,015
TOTAL MATERIALS		2,360,099
Real Estate - 0.1%
Real Estate Management & Development - 0.1%
China Overseas Land & Investment Ltd	133,000	204,515
China Resources Land Ltd	101,500	388,252
China Resources Mixc Lifestyle Services Ltd (c)(d)	21,245	99,360
Country Garden Services Holdings Co Ltd	75,000	46,475
KE Holdings Inc A Shares	69,200	332,925
Longfor Group Holdings Ltd (c)(d)(e)	71,039	54,166
Wharf Holdings Ltd/The	34,000	78,466
TOTAL REAL ESTATE		1,204,159
Utilities - 0.1%
Gas Utilities - 0.0%
China Gas Holdings Ltd	103,000	68,029
China Resources Gas Group Ltd	32,400	60,563
ENN Energy Holdings Ltd	26,300	135,677
Kunlun Energy Co Ltd	136,000	111,500
		375,769
Independent Power and Renewable Electricity Producers - 0.1%
CGN Power Co Ltd H Shares (c)(d)	377,000	128,826
China Longyuan Power Group Corp Ltd H Shares	117,000	74,590
China Power International Development Ltd	156,000	54,500
China Resources Power Holdings Co Ltd	78,000	168,276
Huaneng Power International Inc H Shares (e)	142,000	99,219
		525,411
Water Utilities - 0.0%
Guangdong Investment Ltd	98,000	96,965
TOTAL UTILITIES		998,145
TOTAL CHINA		74,015,709
COLOMBIA - 0.0%
Financials - 0.0%
Banks - 0.0%
Grupo Cibest SA	10,148	231,566
Financial Services - 0.0%
Grupo de Inversiones Suramericana SA	5,153	82,913
TOTAL FINANCIALS		314,479
Utilities - 0.0%
Electric Utilities - 0.0%
Interconexion Electrica SA ESP	15,770	136,099
TOTAL COLOMBIA		450,578
CONGO DEMOCRATIC REPUBLIC OF - 0.0%
Materials - 0.0%
Metals & Mining - 0.0%
Ivanhoe Mines Ltd Class A (b)(e)	26,951	211,123
COTE D'IVOIRE - 0.0%
Materials - 0.0%
Metals & Mining - 0.0%
Endeavour Mining PLC (United Kingdom)	6,717	330,018
CZECH REPUBLIC - 0.0%
Financials - 0.0%
Banks - 0.0%
Komercni Banka AS	2,666	122,053
Moneta Money Bank AS (c)(d)	9,339	81,861
TOTAL FINANCIALS		203,914
Utilities - 0.0%
Electric Utilities - 0.0%
CEZ AS	5,727	334,847
TOTAL CZECH REPUBLIC		538,761
DENMARK - 1.0%
Consumer Discretionary - 0.0%
Textiles, Apparel & Luxury Goods - 0.0%
Pandora A/S	2,815	322,998
Consumer Staples - 0.0%
Beverages - 0.0%
Carlsberg AS Series B	3,215	421,088
Financials - 0.1%
Banks - 0.1%
Danske Bank A/S	23,546	1,260,509
Jyske Bank A/S	1,461	210,943
Ringkjoebing Landbobank A/S	915	216,803
		1,688,255
Insurance - 0.0%
Tryg A/S	11,400	259,485
TOTAL FINANCIALS		1,947,740
Health Care - 0.6%
Biotechnology - 0.1%
Ascendis Pharma A/S (b)	1,810	482,763
Genmab A/S (b)	2,290	627,809
Zealand Pharma A/S (b)	2,288	101,290
		1,211,862
Health Care Equipment & Supplies - 0.0%
Coloplast AS Series B	4,262	242,740
Pharmaceuticals - 0.5%
Novo Nordisk A/S Series B	113,548	5,453,365
TOTAL HEALTH CARE		6,907,967
Industrials - 0.2%
Air Freight & Logistics - 0.1%
DSV A/S	7,034	1,673,764
Commercial Services & Supplies - 0.0%
ISS A/S	5,273	215,703
Electrical Equipment - 0.1%
NKT A/S (b)	1,909	284,819
Vestas Wind Systems A/S	36,023	1,019,933
		1,304,752
TOTAL INDUSTRIALS		3,194,219
Materials - 0.1%
Chemicals - 0.1%
Novonesis Novozymes B Series B	12,296	776,107
Utilities - 0.0%
Independent Power and Renewable Electricity Producers - 0.0%
Orsted AS (b)(c)(d)	16,489	370,027
TOTAL DENMARK		13,940,146
EGYPT - 0.0%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Telecom Egypt Co	17,881	33,593
Consumer Staples - 0.0%
Tobacco - 0.0%
Eastern Co SAE	46,249	35,301
Financials - 0.0%
Banks - 0.0%
Commercial International Bank - Egypt (CIB)	98,505	255,636
Capital Markets - 0.0%
EFG Holding S.A.E.	44,918	24,411
Financial Services - 0.0%
Fawry for Banking & Payment Technology Services SAE (b)	72,819	27,272
TOTAL FINANCIALS		307,319
Real Estate - 0.0%
Real Estate Management & Development - 0.0%
Talaat Moustafa Group	36,263	69,743
TOTAL EGYPT		445,956
FINLAND - 0.7%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Elisa Oyj A Shares	5,168	216,948
Consumer Staples - 0.0%
Consumer Staples Distribution & Retail - 0.0%
Kesko Oyj B Shares	9,837	219,850
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Neste Oyj	15,339	501,954
Financials - 0.2%
Banks - 0.2%
Nordea Bank Abp (Sweden)	122,671	2,323,404
Insurance - 0.0%
Sampo Oyj A Shares	89,833	943,421
TOTAL FINANCIALS		3,266,825
Health Care - 0.0%
Pharmaceuticals - 0.0%
Orion Oyj B Shares	3,916	321,935
Industrials - 0.2%
Machinery - 0.2%
Kone Oyj B Shares	13,917	791,262
Konecranes Oyj A Shares	7,529	231,239
Metso Oyj	25,140	436,619
Valmet Oyj	5,216	125,871
Wartsila OYJ Abp	17,288	659,364
TOTAL INDUSTRIALS		2,244,355
Information Technology - 0.2%
Communications Equipment - 0.2%
Nokia Oyj	192,416	2,566,104
Materials - 0.1%
Paper & Forest Products - 0.1%
Stora Enso Oyj R Shares	22,168	236,220
UPM-Kymmene Oyj	18,880	500,477
TOTAL MATERIALS		736,697
Utilities - 0.0%
Electric Utilities - 0.0%
Fortum Oyj	15,693	363,816
TOTAL FINLAND		10,438,484
FRANCE - 4.2%
Communication Services - 0.1%
Diversified Telecommunication Services - 0.1%
Orange SA	65,407	1,233,497
Media - 0.0%
Publicis Groupe SA	8,073	797,525
TOTAL COMMUNICATION SERVICES		2,031,022
Consumer Discretionary - 0.7%
Automobile Components - 0.1%
Cie Generale des Etablissements Michelin SCA Series B	24,522	947,292
Automobiles - 0.0%
Renault SA	6,535	187,734
Hotels, Restaurants & Leisure - 0.0%
Accor SA	7,300	424,055
Textiles, Apparel & Luxury Goods - 0.6%
Hermes International SCA	1,242	2,271,239
Kering SA	2,507	709,147
LVMH Moet Hennessy Louis Vuitton SE	9,052	5,006,303
		7,986,689
TOTAL CONSUMER DISCRETIONARY		9,545,770
Consumer Staples - 0.4%
Beverages - 0.0%
Pernod Ricard SA	7,107	516,592
Consumer Staples Distribution & Retail - 0.0%
Carrefour SA	20,004	371,374
Food Products - 0.1%
Danone SA	22,994	1,879,491
Personal Care Products - 0.3%
L'Oreal SA	8,183	3,587,074
TOTAL CONSUMER STAPLES		6,354,531
Energy - 0.4%
Oil, Gas & Consumable Fuels - 0.4%
TotalEnergies SE	72,403	5,627,963
Financials - 0.7%
Banks - 0.5%
BNP Paribas SA	35,350	4,128,639
Credit Agricole SA	39,937	803,256
Societe Generale SA Series A	24,330	2,153,452
		7,085,347
Insurance - 0.2%
AXA SA	58,929	2,952,899
TOTAL FINANCIALS		10,038,246
Health Care - 0.1%
Health Care Equipment & Supplies - 0.1%
EssilorLuxottica SA	10,641	1,998,079
Industrials - 1.2%
Aerospace & Defense - 0.8%
Airbus SE	22,039	4,903,498
Safran SA	12,083	4,761,682
Thales SA	3,232	830,159
		10,495,339
Building Products - 0.1%
Cie de Saint-Gobain SA	16,373	1,484,743
Construction & Engineering - 0.2%
Bouygues SA	6,696	373,930
Eiffage SA	2,549	376,002
Vinci SA	17,851	2,607,105
		3,357,037
Electrical Equipment - 0.1%
Legrand SA	9,358	1,585,660
Professional Services - 0.0%
Bureau Veritas SA	12,411	379,762
TOTAL INDUSTRIALS		17,302,541
Information Technology - 0.1%
IT Services - 0.1%
Capgemini SE	5,434	545,534
Software - 0.0%
Dassault Systemes SE	23,323	475,725
TOTAL INFORMATION TECHNOLOGY		1,021,259
Materials - 0.3%
Chemicals - 0.3%
Air Liquide SA	22,700	4,495,212
Real Estate - 0.0%
Retail REITs - 0.0%
Unibail-Rodamco-Westfield unit	4,369	511,432
Utilities - 0.2%
Multi-Utilities - 0.2%
Engie SA	66,190	2,083,299
Veolia Environnement SA	23,823	992,734
TOTAL UTILITIES		3,076,033
TOTAL FRANCE		62,002,088
GERMANY - 4.4%
Communication Services - 0.2%
Diversified Telecommunication Services - 0.2%
Deutsche Telekom AG	122,445	3,338,377
Interactive Media & Services - 0.0%
Scout24 SE (c)(d)	2,612	215,926
TOTAL COMMUNICATION SERVICES		3,554,303
Consumer Discretionary - 0.3%
Automobile Components - 0.0%
Continental AG	3,848	318,403
Automobiles - 0.2%
Bayerische Motoren Werke AG	9,413	615,848
Mercedes-Benz Group AG	25,759	1,295,644
		1,911,492
Specialty Retail - 0.0%
Zalando SE (b)(c)(d)	7,786	225,699
Textiles, Apparel & Luxury Goods - 0.1%
Adidas AG	6,415	1,316,548
TOTAL CONSUMER DISCRETIONARY		3,772,142
Consumer Staples - 0.0%
Household Products - 0.0%
Henkel AG & Co KGaA	3,510	277,775
Personal Care Products - 0.0%
Beiersdorf AG	3,241	279,127
TOTAL CONSUMER STAPLES		556,902
Financials - 1.0%
Banks - 0.0%
Commerzbank AG (e)	35,366	1,504,434
Capital Markets - 0.3%
Deutsche Bank AG	68,134	2,306,304
Deutsche Boerse AG	6,717	1,832,061
		4,138,365
Insurance - 0.7%
Allianz SE	13,570	6,423,333
Hannover Rueck SE	2,153	596,308
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	4,661	2,602,985
		9,622,626
TOTAL FINANCIALS		15,265,425
Health Care - 0.3%
Biotechnology - 0.0%
BioNTech SE ADR (b)	3,609	335,817
Health Care Equipment & Supplies - 0.0%
Siemens Healthineers AG (c)(d)	10,483	408,864
Health Care Providers & Services - 0.1%
Fresenius Medical Care AG	7,453	337,403
Fresenius SE & Co KGaA	14,660	669,764
		1,007,167
Pharmaceuticals - 0.2%
Bayer AG	35,029	1,937,391
Merck KGaA	4,604	771,836
		2,709,227
TOTAL HEALTH CARE		4,461,075
Industrials - 1.4%
Aerospace & Defense - 0.2%
MTU Aero Engines AG	1,918	797,489
Rheinmetall AG	1,640	1,865,963
		2,663,452
Air Freight & Logistics - 0.1%
Deutsche Post AG	32,818	1,995,218
Electrical Equipment - 0.3%
Siemens Energy AG	25,793	4,917,217
Industrial Conglomerates - 0.7%
Siemens AG	26,246	8,438,281
Machinery - 0.1%
Daimler Truck Holding AG	17,202	829,637
Gea Group Ag	5,198	356,651
Knorr-Bremse AG	2,360	273,968
		1,460,256
Trading Companies & Distributors - 0.0%
Brenntag SE	4,359	264,867
TOTAL INDUSTRIALS		19,739,291
Information Technology - 0.7%
Semiconductors & Semiconductor Equipment - 0.3%
Infineon Technologies AG	46,554	4,385,477
Software - 0.4%
SAP SE	36,321	5,598,818
TOTAL INFORMATION TECHNOLOGY		9,984,295
Materials - 0.2%
Chemicals - 0.1%
BASF SE	31,829	1,701,359
Symrise AG	4,745	475,970
		2,177,329
Construction Materials - 0.1%
Heidelberg Materials AG	4,527	863,616
TOTAL MATERIALS		3,040,945
Real Estate - 0.1%
Real Estate Management & Development - 0.1%
LEG Immobilien SE (e)	2,684	169,437
Vonovia SE	29,921	738,136
TOTAL REAL ESTATE		907,573
Utilities - 0.2%
Independent Power and Renewable Electricity Producers - 0.1%
RWE AG	23,862	1,543,157
Multi-Utilities - 0.1%
E.ON SE	79,141	1,627,447
TOTAL UTILITIES		3,170,604
TOTAL GERMANY		64,452,555
GREECE - 0.2%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Hellenic Telecommunications Organization SA	6,359	141,174
Consumer Discretionary - 0.0%
Hotels, Restaurants & Leisure - 0.0%
Allwyn AG	6,108	97,148
Specialty Retail - 0.0%
JUMBO SA	3,932	100,816
TOTAL CONSUMER DISCRETIONARY		197,964
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Motor Oil Hellas Corinth Refineries SA	2,264	99,283
Financials - 0.2%
Banks - 0.2%
Alpha Bank SA	73,824	333,272
Eurobank SA	91,998	437,812
National Bank of Greece SA	29,683	511,620
Optima bank SA	6,259	71,515
Piraeus Bank SA	38,565	400,457
TOTAL FINANCIALS		1,754,676
Industrials - 0.0%
Construction & Engineering - 0.0%
GEK TERNA SA	2,468	124,077
Industrial Conglomerates - 0.0%
Metlen Energy & Metals PLC (Greece)	3,876	180,692
Marine Transportation - 0.0%
Star Bulk Carriers Corp	3,210	80,154
TOTAL INDUSTRIALS		384,923
Utilities - 0.0%
Electric Utilities - 0.0%
Public Power Corp SA	6,158	161,831
TOTAL GREECE		2,739,851
GUATEMALA - 0.0%
Communication Services - 0.0%
Wireless Telecommunication Services - 0.0%
Millicom International Cellular SA (e)	3,448	312,940
HONG KONG - 0.9%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
HKT Trust & HKT Ltd unit	129,000	191,785
PCCW Ltd	157,000	106,697
TOTAL COMMUNICATION SERVICES		298,482
Consumer Staples - 0.0%
Food Products - 0.0%
WH Group Ltd (c)(d)	278,500	294,378
Financials - 0.5%
Capital Markets - 0.1%
Futu Holdings Ltd Class A ADR	2,153	201,822
Hong Kong Exchanges & Clearing Ltd	42,543	1,979,397
		2,181,219
Insurance - 0.4%
AIA Group Ltd	374,600	3,429,551
Prudential PLC	90,547	1,202,647
		4,632,198
TOTAL FINANCIALS		6,813,417
Industrials - 0.1%
Ground Transportation - 0.0%
MTR Corp Ltd	57,471	223,499
Industrial Conglomerates - 0.0%
Swire Pacific Ltd A Shares	12,500	130,214
Machinery - 0.1%
Techtronic Industries Co Ltd	51,000	842,105
Marine Transportation - 0.0%
Orient Overseas International Ltd	5,000	77,777
TOTAL INDUSTRIALS		1,273,595
Information Technology - 0.0%
Semiconductors & Semiconductor Equipment - 0.0%
ASMPT Ltd	11,100	337,974
Real Estate - 0.2%
Real Estate Management & Development - 0.2%
CK Asset Holdings Ltd	70,634	397,892
Hang Lung Properties Ltd	61,625	54,138
Henderson Land Development Co Ltd	48,610	153,710
Hongkong Land Holdings Ltd (Singapore)	35,415	252,300
Sino Land Co Ltd	134,641	176,480
Sun Hung Kai Properties Ltd	54,500	784,437
Swire Properties Ltd	34,800	91,139
Wharf Real Estate Investment Co Ltd	57,000	155,385
		2,065,481
Retail REITs - 0.0%
Link REIT	93,104	433,299
TOTAL REAL ESTATE		2,498,780
Utilities - 0.1%
Electric Utilities - 0.1%
CK Infrastructure Holdings Ltd	21,500	163,659
CLP Holdings Ltd	57,000	532,768
Power Assets Holdings Ltd	48,500	353,105
		1,049,532
Gas Utilities - 0.0%
Hong Kong & China Gas Co Ltd	384,403	318,586
TOTAL UTILITIES		1,368,118
TOTAL HONG KONG		12,884,744
HUNGARY - 0.1%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
MOL Hungarian Oil & Gas PLC Class A (b)	16,453	195,522
Financials - 0.1%
Banks - 0.1%
OTP Bank Nyrt	8,790	1,297,250
Health Care - 0.0%
Pharmaceuticals - 0.0%
Richter Gedeon Nyrt	5,015	194,092
TOTAL HUNGARY		1,686,864
INDIA - 2.7%
Communication Services - 0.2%
Diversified Telecommunication Services - 0.0%
Indus Towers Ltd (b)	47,794	197,812
Wireless Telecommunication Services - 0.2%
Bharti Airtel Ltd	103,725	2,031,761
TOTAL COMMUNICATION SERVICES		2,229,573
Consumer Discretionary - 0.3%
Automobile Components - 0.0%
Samvardhana Motherson International Ltd	157,176	246,432
Automobiles - 0.3%
Bajaj Auto Ltd	2,387	245,505
Eicher Motors Ltd	4,963	371,622
Mahindra & Mahindra Ltd	31,475	1,023,651
Maruti Suzuki India Ltd	4,709	703,973
Tata Motors Passenger Vehicles Limited	75,239	280,619
		2,625,370
Hotels, Restaurants & Leisure - 0.0%
Eternal Ltd (b)	168,682	472,743
Indian Hotels Co Ltd/The	32,286	244,062
		716,805
Specialty Retail - 0.0%
Trent Ltd	9,787	339,929
Textiles, Apparel & Luxury Goods - 0.0%
Titan Co Ltd	14,888	693,382
TOTAL CONSUMER DISCRETIONARY		4,621,918
Consumer Staples - 0.1%
Beverages - 0.0%
Varun Beverages Ltd	48,128	258,729
Personal Care Products - 0.1%
Hindustan Unilever Ltd	31,821	712,581
Tobacco - 0.0%
ITC Ltd	107,625	326,395
TOTAL CONSUMER STAPLES		1,297,705
Energy - 0.3%
Oil, Gas & Consumable Fuels - 0.3%
Bharat Petroleum Corp Ltd	71,230	229,128
Coal India Ltd	81,463	378,362
Indian Oil Corp Ltd	136,253	201,177
Oil & Natural Gas Corp Ltd	148,368	367,869
Reliance Industries Ltd	241,380	3,306,354
Vedanta Oil and Gas Ltd	62,661	21,532
TOTAL ENERGY		4,504,422
Financials - 0.9%
Banks - 0.7%
Axis Bank Ltd	81,936	1,166,050
Federal Bank Ltd	64,785	226,177
HDFC Bank Ltd	406,091	3,426,961
ICICI Bank Ltd	188,775	2,755,411
IndusInd Bank Ltd	20,453	200,007
Kotak Mahindra Bank Ltd	195,120	809,391
State Bank of India	65,849	715,347
		9,299,344
Capital Markets - 0.0%
HDFC Asset Management Co Ltd (c)(d)	7,164	201,113
Consumer Finance - 0.1%
Bajaj Finance Ltd	99,784	1,061,191
Cholamandalam Investment and Finance Co Ltd	14,994	284,052
Shriram Finance Ltd	50,223	554,089
		1,899,332
Financial Services - 0.1%
Bajaj Finserv Ltd	13,762	259,116
Jio Financial Services Ltd	111,738	279,670
Power Finance Corp Ltd	51,930	233,165
REC Ltd	44,125	169,853
		941,804
Insurance - 0.0%
HDFC Life Insurance Co Ltd (c)(d)	37,692	229,605
PB Fintech Ltd (b)	13,352	230,029
		459,634
TOTAL FINANCIALS		12,801,227
Health Care - 0.1%
Health Care Providers & Services - 0.0%
Apollo Hospitals Enterprise Ltd	3,640	334,087
Max Healthcare Institute Ltd	26,484	316,259
		650,346
Pharmaceuticals - 0.1%
Cipla Ltd/India	20,431	316,648
Dr Reddy's Laboratories Ltd	21,696	312,575
Sun Pharmaceutical Industries Ltd	38,496	757,830
		1,387,053
TOTAL HEALTH CARE		2,037,399
Industrials - 0.3%
Aerospace & Defense - 0.1%
Bharat Electronics Ltd	127,878	557,300
Hindustan Aeronautics Ltd (d)	6,687	309,942
		867,242
Construction & Engineering - 0.2%
Larsen & Toubro Ltd	24,037	1,053,887
Electrical Equipment - 0.0%
CG Power & Industrial Solutions Ltd	23,575	237,766
Suzlon Energy Ltd (b)	400,626	249,887
		487,653
Machinery - 0.0%
Tata Motors Ltd /new	74,591	334,442
Passenger Airlines - 0.0%
InterGlobe Aviation Ltd (c)(d)	6,791	385,776
Trading Companies & Distributors - 0.0%
Adani Enterprises Ltd	10,637	341,815
Transportation Infrastructure - 0.0%
Adani Ports & Special Economic Zone Ltd	27,790	532,308
TOTAL INDUSTRIALS		4,003,123
Information Technology - 0.2%
IT Services - 0.2%
HCL Technologies Ltd	37,625	427,335
Infosys Ltd	125,873	1,334,416
Persistent Systems Ltd	3,743	171,584
Tata Consultancy Services Ltd	36,082	775,477
Tech Mahindra Ltd	22,781	339,062
Wipro Ltd	101,999	184,133
TOTAL INFORMATION TECHNOLOGY		3,232,007
Materials - 0.2%
Chemicals - 0.0%
Asian Paints Ltd	16,096	448,455
Construction Materials - 0.0%
UltraTech Cement Ltd	4,307	512,739
Metals & Mining - 0.2%
Hindalco Industries Ltd	52,154	529,691
Tata Steel Ltd	263,506	524,419
Vedanta Aluminium Metal Ltd	62,661	299,518
Vedanta Iron and Steel Ltd	62,661	23,549
Vedanta Ltd	63,942	190,386
		1,567,563
TOTAL MATERIALS		2,528,757
Utilities - 0.1%
Electric Utilities - 0.0%
Power Grid Corp of India Ltd	162,793	492,362
Tata Power Co Ltd/The	62,967	256,756
		749,118
Independent Power and Renewable Electricity Producers - 0.1%
Adani Power Ltd (b)	171,744	406,414
NTPC Ltd	169,498	638,993
Vedanta Power Ltd	62,661	26,902
		1,072,309
TOTAL UTILITIES		1,821,427
TOTAL INDIA		39,077,558
INDONESIA - 0.2%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Telkom Indonesia Persero Tbk PT	1,636,700	217,405
Media - 0.0%
Elang Mahkota Teknologi Tbk PT	1,098,400	30,005
Wireless Telecommunication Services - 0.0%
Indosat Tbk PT	297,800	28,901
XLSMART Telecom Sejahtera Tbk PT	222,200	29,608
		58,509
TOTAL COMMUNICATION SERVICES		305,919
Consumer Discretionary - 0.0%
Broadline Retail - 0.0%
GoTo Gojek Tokopedia Tbk PT Class A (b)	33,507,700	93,798
Consumer Staples - 0.0%
Consumer Staples Distribution & Retail - 0.0%
Sumber Alfaria Trijaya Tbk PT	690,200	53,123
Food Products - 0.0%
Charoen Pokphand Indonesia Tbk PT	251,800	47,865
Indofood CBP Sukses Makmur Tbk PT	82,000	31,209
Indofood Sukses Makmur Tbk PT	158,100	59,145
Japfa Comfeed Indonesia Tbk PT	180,300	19,645
		157,864
TOTAL CONSUMER STAPLES		210,987
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Adaro Andalan Indonesia PT	103,200	44,790
Alamtri Resources Indonesia Tbk PT	298,200	37,796
Bumi Resources Tbk PT (b)	5,953,200	44,396
Dian Swastatika Sentosa Tbk PT (b)	1,342,500	60,423
Energi Mega Persada Tbk PT (b)	569,300	32,402
United Tractors Tbk PT	51,200	66,454
TOTAL ENERGY		286,261
Financials - 0.2%
Banks - 0.2%
Bank Central Asia Tbk PT	1,956,400	609,625
Bank Mandiri Persero Tbk PT	1,329,400	286,734
Bank Negara Indonesia Persero Tbk PT	487,700	86,563
Bank Rakyat Indonesia Persero Tbk PT	2,421,151	370,712
TOTAL FINANCIALS		1,353,634
Health Care - 0.0%
Pharmaceuticals - 0.0%
Kalbe Farma Tbk PT	630,400	27,125
Industrials - 0.0%
Industrial Conglomerates - 0.0%
Astra International Tbk PT	721,500	182,416
Jardine Matheson Holdings Ltd (Singapore)	7,303	450,359
TOTAL INDUSTRIALS		632,775
Materials - 0.0%
Chemicals - 0.0%
Barito Pacific Tbk PT (b)	976,288	70,930
Metals & Mining - 0.0%
Alamtri Minerals Indonesia Tbk PT	228,200	17,257
Amman Mineral Internasional PT (b)	494,600	86,757
ANTAM Persero Tbk	289,900	42,424
Bumi Resources Minerals Tbk PT (b)	3,038,200	81,415
Merdeka Battery Materials Tbk PT (b)	1,581,300	41,218
Merdeka Copper Gold Tbk PT (b)	465,788	63,725
Merdeka Gold Resources Tbk PT	163,800	51,556
		384,352
Paper & Forest Products - 0.0%
Indah Kiat Pulp & Paper Tbk PT (b)	85,700	34,161
TOTAL MATERIALS		489,443
Utilities - 0.0%
Gas Utilities - 0.0%
Perusahaan Gas Negara Tbk PT Class B	375,400	28,735
TOTAL INDONESIA		3,428,677
IRELAND - 0.2%
Consumer Staples - 0.0%
Food Products - 0.0%
Kerry Group PLC Class A	5,732	526,243
Financials - 0.1%
Banks - 0.1%
AIB Group PLC	76,180	894,370
Bank of Ireland Group PLC	33,940	675,738
TOTAL FINANCIALS		1,570,108
Industrials - 0.1%
Building Products - 0.0%
Kingspan Group PLC	5,409	494,117
Trading Companies & Distributors - 0.1%
AerCap Holdings NV	5,797	845,087
TOTAL INDUSTRIALS		1,339,204
TOTAL IRELAND		3,435,555
ISRAEL - 0.9%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Bezeq The Israeli Telecommunication Corp Ltd	101,072	238,666
Wireless Telecommunication Services - 0.0%
Partner Communications Co Ltd	4,766	58,232
TOTAL COMMUNICATION SERVICES		296,898
Consumer Discretionary - 0.0%
Broadline Retail - 0.0%
Global-e Online Ltd (b)	3,870	134,406
Hotels, Restaurants & Leisure - 0.0%
Fattal Holdings 1998 Ltd (b)	253	59,733
TOTAL CONSUMER DISCRETIONARY		194,139
Consumer Staples - 0.0%
Consumer Staples Distribution & Retail - 0.0%
Shufersal Ltd	7,129	102,077
Food Products - 0.0%
Strauss Group Ltd	2,043	78,951
TOTAL CONSUMER STAPLES		181,028
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Delek Group Ltd	327	83,490
Paz Retail And Energy Ltd	324	86,165
TOTAL ENERGY		169,655
Financials - 0.3%
Banks - 0.2%
Bank Hapoalim BM	46,838	1,079,563
Bank Leumi Le-Israel BM	52,842	1,181,369
FIBI Holdings Ltd	616	55,228
First International Bank of Israel Ltd	1,865	132,174
Israel Discount Bank Ltd Class A	43,922	435,405
Mizrahi Tefahot Bank Ltd	5,523	365,620
		3,249,359
Capital Markets - 0.0%
Plus500 Ltd	2,507	159,154
Tel Aviv Stock Exchange Ltd	3,093	128,362
		287,516
Insurance - 0.1%
Clal Insurance Enterprises Holdings Ltd	2,315	177,679
Harel Insurance Investments & Financial Services Ltd	3,955	208,126
Menora Mivtachim Holdings Ltd	753	113,057
Migdal Insurance & Financial Holdings Ltd (b)	16,933	94,229
Phoenix Financial Ltd	8,101	448,082
		1,041,173
TOTAL FINANCIALS		4,578,048
Health Care - 0.1%
Pharmaceuticals - 0.1%
Teva Pharmaceutical Industries Ltd ADR (b)	41,523	1,406,799
Industrials - 0.1%
Aerospace & Defense - 0.1%
Bet Shemesh Engines Holdings 1997 Ltd (b)	253	72,061
Elbit Systems Ltd	961	729,829
		801,890
Construction & Engineering - 0.0%
Electra Ltd/Israel	1,440	54,438
Shapir Engineering and Industry Ltd	5,268	79,661
Shikun & Binui Ltd (b)	13,086	83,551
		217,650
Marine Transportation - 0.0%
ZIM Integrated Shipping Services Ltd	4,295	111,670
Passenger Airlines - 0.0%
El Al Israel Airlines	10,983	54,696
TOTAL INDUSTRIALS		1,185,906
Information Technology - 0.2%
Electronic Equipment, Instruments & Components - 0.0%
Next Vision Stabilized Systems Ltd	2,523	203,987
IT Services - 0.0%
Matrix IT Ltd	1,678	42,617
Wix.com Ltd (b)(e)	1,906	86,475
		129,092
Semiconductors & Semiconductor Equipment - 0.2%
Camtek Ltd/Israel (Israel) (b)	1,009	159,360
Nova Ltd (Israel) (b)	1,087	575,306
Tower Semiconductor Ltd (b)	3,987	1,024,132
		1,758,798
Software - 0.0%
Cellebrite DI Ltd (b)	4,270	62,341
Check Point Software Technologies Ltd (b)(e)	2,946	387,193
Nice Ltd (b)	2,187	196,664
		646,198
TOTAL INFORMATION TECHNOLOGY		2,738,075
Materials - 0.0%
Chemicals - 0.0%
ICL Group Ltd	25,768	129,366
Israel Corp Ltd Class A1	138	35,285
TOTAL MATERIALS		164,651
Real Estate - 0.1%
Diversified REITs - 0.0%
Reit 1 Ltd	7,103	51,556
Real Estate Management & Development - 0.1%
Airport City Ltd (b)	1,969	35,333
Alony Hetz Properties & Investments Ltd	6,053	67,449
Amot Investments Ltd	8,586	53,463
Azrieli Group Ltd	1,295	175,939
Big Shopping Centers Ltd	580	131,579
Mega Or Holdings Ltd	809	163,113
Melisron Ltd	848	119,028
Mivne Real Estate KD Ltd	20,381	89,034
		834,938
TOTAL REAL ESTATE		886,494
Utilities - 0.1%
Independent Power and Renewable Electricity Producers - 0.1%
Doral Group Renewable Energy Resources Ltd (b)	4,209	108,936
Energix-Renewable Energies Ltd	9,945	87,324
Enlight Renewable Energy Ltd (b)	4,720	417,145
OPC Energy Ltd (b)	5,601	174,099
TOTAL UTILITIES		787,504
TOTAL ISRAEL		12,589,197
ITALY - 1.9%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Infrastrutture Wireless Italiane SpA (c)(d)(e)	11,174	78,647
Telecom Italia SpA/Milano (b)	40,844	371,387
TOTAL COMMUNICATION SERVICES		450,034
Consumer Discretionary - 0.2%
Automobiles - 0.2%
Ferrari NV (Italy)	4,358	1,615,085
Hotels, Restaurants & Leisure - 0.0%
Lottomatica Group Spa	9,011	250,192
Textiles, Apparel & Luxury Goods - 0.0%
Brunello Cucinelli SpA	1,217	114,858
Moncler SpA	7,938	460,573
		575,431
TOTAL CONSUMER DISCRETIONARY		2,440,708
Consumer Staples - 0.0%
Beverages - 0.0%
Davide Campari-Milano NV	20,178	125,606
Energy - 0.1%
Energy Equipment & Services - 0.0%
Saipem SpA	45,499	229,211
Oil, Gas & Consumable Fuels - 0.1%
Eni SpA	74,079	1,738,017
TOTAL ENERGY		1,967,228
Financials - 1.1%
Banks - 0.9%
Banca Monte dei Paschi di Siena SpA	76,886	954,402
Banco BPM SpA	54,029	932,794
BPER Banca SPA	49,696	779,739
FinecoBank Banca Fineco SpA	21,826	547,398
Intesa Sanpaolo SpA	546,739	3,757,895
UniCredit SpA	55,546	4,977,964
		11,950,192
Capital Markets - 0.0%
Azimut Holding SpA	3,975	161,144
Financial Services - 0.0%
Banca Mediolanum SpA	7,674	190,974
Poste Italiane SpA	16,289	532,670
		723,644
Insurance - 0.2%
Generali	37,624	1,834,279
Unipol Assicurazioni SpA	16,162	450,772
		2,285,051
TOTAL FINANCIALS		15,120,031
Health Care - 0.0%
Pharmaceuticals - 0.0%
Recordati Industria Chimica e Farmaceutica SpA	3,879	227,369
Industrials - 0.2%
Aerospace & Defense - 0.1%
Leonardo SpA	14,227	763,853
Electrical Equipment - 0.1%
Prysmian SpA	10,565	1,778,546
Machinery - 0.0%
Interpump Group SpA	2,874	111,059
Passenger Airlines - 0.0%
Ryanair Holdings PLC	18,718	585,101
TOTAL INDUSTRIALS		3,238,559
Utilities - 0.3%
Electric Utilities - 0.3%
Enel SpA	275,675	3,162,099
Terna - Rete Elettrica Nazionale	50,446	590,230
		3,752,329
Gas Utilities - 0.0%
Italgas SpA	22,048	255,321
Snam SpA	73,234	528,505
		783,826
Multi-Utilities - 0.0%
A2A SpA	56,452	145,775
Hera SpA	29,363	122,525
		268,300
TOTAL UTILITIES		4,804,455
TOTAL ITALY		28,373,990
JAPAN - 16.0%
Communication Services - 0.9%
Diversified Telecommunication Services - 0.1%
Internet Initiative Japan Inc (e)	4,900	96,706
NTT Inc (e)	1,067,300	949,394
		1,046,100
Entertainment - 0.2%
Capcom Co Ltd	12,000	220,745
Konami Group Corp	3,700	405,324
Nexon Co Ltd	14,300	190,048
Nintendo Co Ltd	41,600	1,748,864
Square Enix Holdings Co Ltd	9,400	139,621
Toho Co Ltd/Tokyo	22,000	177,373
		2,881,975
Interactive Media & Services - 0.0%
LY Corp	88,500	235,548
Media - 0.0%
CyberAgent Inc	15,000	126,458
Dentsu Group Inc (b)	7,900	151,152
Hakuhodo DY Holdings Inc	10,300	72,960
Kadokawa Corp	4,500	95,827
		446,397
Wireless Telecommunication Services - 0.6%
KDDI Corp (e)	100,100	1,681,451
SoftBank Corp	1,027,000	1,311,407
SoftBank Group Corp	138,500	5,137,422
		8,130,280
TOTAL COMMUNICATION SERVICES		12,740,300
Consumer Discretionary - 2.3%
Automobile Components - 0.4%
Aisin Corp	20,000	271,534
Bridgestone Corp (e)	41,900	883,487
Denso Corp	69,600	801,375
GS Yuasa Corp	3,600	145,147
JTEKT Corp	8,300	102,945
Koito Manufacturing Co Ltd	7,800	123,301
NHK Spring Co Ltd	6,600	160,403
Nifco Inc/Japan	3,000	89,855
Niterra Co Ltd	5,900	392,072
Stanley Electric Co Ltd	3,600	78,109
Sumitomo Electric Industries Ltd	113,200	2,100,667
Sumitomo Rubber Industries Ltd	6,600	85,447
Toyo Tire Corp	4,300	99,560
Yokohama Rubber Co Ltd/The	5,200	234,552
		5,568,454
Automobiles - 0.7%
Honda Motor Co Ltd	145,100	1,307,027
Isuzu Motors Ltd	19,300	257,003
Mazda Motor Corp	21,300	142,455
Nissan Motor Co Ltd (b)	84,600	156,632
Subaru Corp	20,200	295,532
Suzuki Motor Corp	70,100	847,911
Toyota Motor Corp	422,500	7,077,934
Yamaha Motor Co Ltd (e)	36,200	274,875
		10,359,369
Broadline Retail - 0.1%
Isetan Mitsukoshi Holdings Ltd	12,400	316,725
J Front Retailing Co Ltd	9,700	217,309
Pan Pacific International Holdings Corp	95,300	483,032
Rakuten Group Inc (b)	54,600	254,855
Ryohin Keikaku Co Ltd	20,000	437,161
Takashimaya Co Ltd	10,900	168,415
		1,877,497
Hotels, Restaurants & Leisure - 0.1%
Food & Life Cos Ltd	8,400	253,362
McDonald's Holdings Co Japan Ltd (e)	3,100	143,182
Oriental Land Co Ltd/Japan	43,100	656,326
Skylark Holdings Co Ltd	8,100	139,871
Zensho Holdings Co Ltd	3,300	164,292
		1,357,033
Household Durables - 0.6%
Casio Computer Co Ltd	7,500	89,118
Haseko Corp	7,100	124,707
Iida Group Holdings Co Ltd	6,100	82,269
Nikon Corp	11,000	154,850
Open House Group Co Ltd	2,100	109,657
Panasonic Holdings Corp	87,500	2,461,672
Rinnai Corp	3,900	85,773
Sekisui House Ltd	23,900	496,872
Sony Group Corp	219,300	4,413,208
Sumitomo Forestry Co Ltd	22,100	184,501
		8,202,627
Leisure Products - 0.1%
Bandai Namco Holdings Inc	23,300	540,119
Sankyo Co Ltd	7,400	72,192
Sega Sammy Holdings Inc	5,400	73,516
Shimano Inc	2,900	309,315
Yamaha Corp	15,800	111,815
		1,106,957
Specialty Retail - 0.3%
Fast Retailing Co Ltd	7,500	3,842,583
Nitori Holdings Co Ltd	15,500	229,684
Sanrio Co Ltd	37,700	256,071
Shimamura Co Ltd	5,100	105,019
USS Co Ltd	14,600	171,492
Yamada Holdings Co Ltd	21,300	86,360
ZOZO Inc	14,900	106,135
		4,797,344
Textiles, Apparel & Luxury Goods - 0.0%
Asics Corp	26,200	712,606
Goldwin Inc	4,500	60,457
		773,063
TOTAL CONSUMER DISCRETIONARY		34,042,344
Consumer Staples - 0.7%
Beverages - 0.1%
Asahi Group Holdings Ltd (e)	54,400	517,162
Coca-Cola Bottlers Japan Holdings Inc	5,200	137,251
Kirin Holdings Co Ltd (e)	29,100	501,864
Sapporo Breweries Ltd	14,100	175,793
Suntory Beverage & Food Ltd (e)	4,600	128,184
		1,460,254
Consumer Staples Distribution & Retail - 0.2%
Aeon Co Ltd	99,300	821,225
Cosmos Pharmaceutical Corp	1,700	64,553
Kobe Bussan Co Ltd	5,200	84,067
MatsukiyoCocokara & Co	13,600	201,104
Seven & i Holdings Co Ltd	85,500	1,025,348
Sugi Holdings Co Ltd	4,200	81,626
Sundrug Co Ltd	2,500	58,738
Tsuruha Holdings Inc	8,400	106,414
		2,443,075
Food Products - 0.2%
Ajinomoto Co Inc	32,100	1,170,339
Calbee Inc	3,900	70,792
Ezaki Glico Co Ltd	2,000	65,709
Kewpie Corp	4,200	112,737
Kikkoman Corp (e)	34,600	354,939
MEIJI Holdings Co Ltd	9,500	220,687
NH Foods Ltd	3,590	131,067
Nichirei Corp	9,200	123,176
Nisshin Seifun Group Inc	9,000	109,943
Nissin Foods Holdings Co Ltd (e)	8,400	143,815
Toyo Suisan Kaisha Ltd	3,600	230,574
Yakult Honsha Co Ltd	10,400	174,916
Yamazaki Baking Co Ltd	5,500	108,028
		3,016,722
Household Products - 0.0%
Lion Corp	10,000	105,511
Unicharm Corp	46,000	266,567
		372,078
Personal Care Products - 0.1%
Kao Corp (e)	32,600	646,089
Kobayashi Pharmaceutical Co Ltd	1,900	63,765
Rohto Pharmaceutical Co Ltd	7,800	114,455
Shiseido Co Ltd	14,300	230,816
		1,055,125
Tobacco - 0.1%
Japan Tobacco Inc (e)	39,300	1,450,150
TOTAL CONSUMER STAPLES		9,797,404
Energy - 0.1%
Energy Equipment & Services - 0.0%
Modec Inc	1,700	97,657
Oil, Gas & Consumable Fuels - 0.1%
Cosmo Energy Holdings Co Ltd	4,600	107,461
ENEOS Holdings Inc	96,600	715,069
Idemitsu Kosan Co Ltd	31,035	229,265
Inpex Corp (e)	32,800	661,846
Iwatani Corp	7,500	88,220
		1,801,861
TOTAL ENERGY		1,899,518
Financials - 2.6%
Banks - 1.7%
77 Bank Ltd/The	8,200	168,666
Aozora Bank Ltd	4,900	82,144
Chiba Bank Ltd/The	25,300	387,571
Chugin Financial Group Inc	6,200	118,444
Daishi Hokuetsu Financial Group Inc	9,200	121,382
Fukuoka Financial Group Inc	6,800	288,472
Gunma Bank Ltd/The	13,000	188,965
Hachijuni Nagano Bank Ltd	16,200	240,292
Hirogin Holdings Inc	10,900	141,944
Hokuhoku Financial Group Inc	4,400	182,355
Iyogin Holdings Inc	10,400	203,588
Japan Post Bank Co Ltd	63,700	1,212,361
Kyoto Financial Group Inc	10,700	297,750
Kyushu Financial Group Inc	15,000	133,879
Mebuki Financial Group Inc	33,900	297,613
Mitsubishi UFJ Financial Group Inc	423,200	8,431,387
Mizuho Financial Group Inc	88,830	4,266,399
Nishi-Nippon Financial Holdings Inc	5,200	133,704
Rakuten Bank Ltd (b)	3,200	102,432
Resona Holdings Inc	82,200	1,071,727
Shizuoka Financial Group Inc	17,200	322,915
Sumitomo Mitsui Financial Group Inc	137,600	5,393,790
Sumitomo Mitsui Trust Group Inc	25,200	940,967
Yamaguchi Financial Group Inc	7,500	132,712
Yokohama Financial Group Inc	40,800	439,395
		25,300,854
Capital Markets - 0.1%
Daiwa Securities Group Inc	50,000	495,887
Japan Exchange Group Inc	36,700	464,472
Nomura Holdings Inc	105,000	921,893
SBI Holdings Inc	19,300	316,497
		2,198,749
Consumer Finance - 0.0%
Credit Saison Co Ltd	5,300	144,959
Marui Group Co Ltd	6,599	116,460
		261,419
Financial Services - 0.2%
GMO Payment Gateway Inc	1,600	91,490
Mitsubishi HC Capital Inc	35,100	285,119
ORIX Corp	41,500	1,580,799
Sony Financial Group Inc	202,500	176,445
Tokyo Century Corp	6,500	100,206
Zenkoku Hosho Co Ltd	3,500	65,624
		2,299,683
Insurance - 0.6%
Daiichi Life Group Inc	132,000	1,441,275
Japan Post Holdings Co Ltd	61,500	826,632
Japan Post Insurance Co Ltd	19,100	180,540
MS&AD Insurance Group Holdings Inc	43,100	1,117,151
Sompo Holdings Inc	33,300	1,265,077
T&D Holdings Inc	18,100	539,883
Tokio Marine Holdings Inc	69,000	3,033,848
		8,404,406
TOTAL FINANCIALS		38,465,111
Health Care - 0.8%
Health Care Equipment & Supplies - 0.2%
Asahi Intecc Co Ltd	8,400	196,947
Hoya Corp	12,100	1,951,747
Olympus Corp	39,700	415,706
Sysmex Corp	17,100	153,830
Terumo Corp	52,840	721,665
		3,439,895
Health Care Providers & Services - 0.0%
Alfresa Holdings Corp	6,300	84,506
Medipal Holdings Corp	7,300	118,277
Suzuken Co Ltd/Aichi Japan	2,300	70,089
		272,872
Health Care Technology - 0.0%
M3 Inc	15,200	169,419
Pharmaceuticals - 0.6%
Astellas Pharma Inc	64,500	862,795
Chugai Pharmaceutical Co Ltd	22,800	1,053,205
Daiichi Sankyo Co Ltd	67,600	1,087,026
Eisai Co Ltd	10,500	264,687
Kyowa Kirin Co Ltd	8,400	133,693
Nippon Shinyaku Co Ltd	2,200	54,476
Ono Pharmaceutical Co Ltd	16,800	246,951
Otsuka Holdings Co Ltd (e)	18,400	1,224,689
Santen Pharmaceutical Co Ltd	11,500	150,863
Shionogi & Co Ltd	28,600	488,675
Takeda Pharmaceutical Co Ltd	56,838	1,811,691
		7,378,751
TOTAL HEALTH CARE		11,260,937
Industrials - 4.0%
Air Freight & Logistics - 0.0%
NIPPON EXPRESS HOLDINGS INC	7,800	243,032
Sankyu Inc	1,800	95,931
SG Holdings Co Ltd	16,800	159,446
Yamato Holdings Co Ltd	10,400	117,679
		616,088
Building Products - 0.2%
AGC Inc (e)	7,700	332,712
Daikin Industries Ltd	10,500	1,601,658
Lixil Corp	10,300	114,668
Nichias Corp	6,200	152,161
Nitto Boseki Co Ltd	6,000	162,277
Sanwa Holdings Corp	7,900	185,209
Takasago Thermal Engineering Co Ltd	4,200	132,546
TOTO Ltd	5,400	289,171
		2,970,402
Commercial Services & Supplies - 0.1%
ALSOK Co Ltd	13,000	85,617
Dai Nippon Printing Co Ltd	15,500	284,401
Kokuyo Co Ltd	13,900	68,329
Secom Co Ltd	14,700	583,975
TOPPAN Holdings Inc	9,600	304,395
		1,326,717
Construction & Engineering - 0.2%
COMSYS Holdings Corp	4,100	138,412
EXEO Group Inc	7,000	119,707
INFRONEER Holdings Inc	7,900	130,921
JGC Holdings Corp	8,600	133,920
Kajima Corp	16,000	583,248
Kandenko Co Ltd	4,400	183,662
Kinden Corp	4,100	202,387
Kraftia Corp	1,900	109,794
Obayashi Corp	22,900	462,776
Penta-Ocean Construction Co Ltd	10,200	107,997
Shimizu Corp	19,500	308,803
Taisei Corp	5,800	513,430
		2,995,057
Electrical Equipment - 0.5%
Fuji Electric Co Ltd	5,300	448,935
Fujikura Ltd	58,900	2,334,906
Furukawa Electric Co Ltd	25,000	751,930
Mabuchi Motor Co Ltd	7,700	74,893
Mitsubishi Electric Corp	75,400	2,765,258
NIDEC CORP	37,400	614,734
		6,990,656
Ground Transportation - 0.3%
Central Japan Railway Co	34,500	736,404
East Japan Railway Co	40,500	846,370
Hankyu Hanshin Holdings Inc	8,600	226,277
Keikyu Corp	9,200	83,510
Keio Corp	20,100	92,632
Keisei Electric Railway Co Ltd	17,300	123,808
Kintetsu Group Holdings Co Ltd	6,700	139,407
Kyushu Railway Co	5,500	118,478
Nagoya Railroad Co Ltd	7,000	79,577
Nankai Electric Railway Co Ltd	4,000	70,109
Nikkon Holdings Co Ltd (e)	4,200	152,971
Odakyu Electric Railway Co Ltd	12,400	127,368
Seibu Holdings Inc (e)	8,800	172,390
Seino Holdings Co Ltd	4,600	74,533
Tobu Railway Co Ltd	7,100	127,967
Tokyo Metro Co Ltd	9,800	86,020
Tokyu Corp	20,700	213,577
West Japan Railway Co	16,400	274,680
		3,746,078
Industrial Conglomerates - 0.3%
Hikari Tsushin Inc	800	175,788
Hitachi Ltd	163,400	4,522,275
Keihan Holdings Co Ltd	3,700	72,493
Sekisui Chemical Co Ltd	14,200	227,703
		4,998,259
Machinery - 0.9%
Amada Co Ltd	11,800	217,289
Daifuku Co Ltd	13,500	598,051
DMG Mori Co Ltd	4,700	102,010
Ebara Corp	15,000	587,438
FANUC Corp	32,900	1,514,917
Hitachi Construction Machinery Co Ltd	4,200	137,691
Hoshizaki Corp	4,000	130,870
IHI Corp	38,600	651,693
Japan Steel Works Ltd/The	2,700	129,320
Kawasaki Heavy Industries Ltd	29,900	541,102
Komatsu Ltd	33,200	1,296,376
Kubota Corp (e)	35,700	597,350
Kurita Water Industries Ltd	3,800	216,815
Makita Corp	10,000	359,612
MINEBEA MITSUMI Inc	14,300	424,179
MISUMI Group Inc	10,200	254,154
Mitsubishi Heavy Industries Ltd	120,300	2,733,541
Mitsui E&S Co Ltd	3,700	94,502
Miura Co Ltd	4,100	79,919
Nabtesco Corp	4,200	135,114
NGK Corp	8,700	410,024
NSK Ltd	16,300	115,177
SMC Corp	2,180	974,648
Sumitomo Heavy Industries Ltd	4,400	138,886
THK Co Ltd	4,000	182,966
Yaskawa Electric Corp	9,500	419,025
		13,042,669
Marine Transportation - 0.1%
Kawasaki Kisen Kaisha Ltd	22,800	349,467
Mitsui OSK Lines Ltd	13,000	416,448
Nippon Yusen KK	15,500	501,338
		1,267,253
Passenger Airlines - 0.0%
ANA Holdings Inc	5,800	106,181
Japan Airlines Co Ltd	5,200	90,867
		197,048
Professional Services - 0.3%
BayCurrent Inc	4,800	179,147
Persol Holdings Co Ltd	64,600	98,448
Recruit Holdings Co Ltd	55,800	3,882,507
		4,160,102
Trading Companies & Distributors - 1.1%
ITOCHU Corp	251,600	2,871,421
Marubeni Corp	59,200	1,725,892
Mitsubishi Corp	143,700	3,844,290
Mitsui & Co Ltd	103,600	2,892,821
MonotaRO Co Ltd	8,800	100,088
Nagase & Co Ltd	14,800	107,067
Sojitz Corp	7,480	239,958
Sumitomo Corp	172,800	1,660,898
Toyota Tsusho Corp	25,400	945,443
		14,387,878
Transportation Infrastructure - 0.0%
Japan Airport Terminal Co Ltd	3,300	102,955
Kamigumi Co Ltd	3,500	109,825
Mitsubishi Logistics Corp	11,600	110,556
		323,336
TOTAL INDUSTRIALS		57,021,543
Information Technology - 3.2%
Electronic Equipment, Instruments & Components - 1.0%
Alps Alpine Co Ltd	5,500	69,798
Azbil Corp	16,800	178,914
Dexerials Corp	6,200	165,020
Hamamatsu Photonics KK	10,400	173,801
Hirose Electric Co Ltd	1,100	197,531
Horiba Ltd	1,500	257,556
Ibiden Co Ltd (e)	10,100	1,524,911
Jeol Ltd	1,800	83,488
Keyence Corp	7,100	3,588,961
Kyocera Corp	49,900	1,106,684
Meiko Electronics Co Ltd	800	156,535
Murata Manufacturing Co Ltd	65,800	4,723,441
Omron Corp	6,900	249,366
Shimadzu Corp	9,600	244,843
Taiyo Yuden Co Ltd	4,600	584,912
TDK Corp	69,320	1,555,149
Yokogawa Electric Corp	8,600	302,231
		15,163,141
IT Services - 0.2%
BIPROGY Inc	2,700	71,098
Fujitsu Ltd	62,000	1,231,941
NEC Corp	48,600	1,173,316
Nomura Research Institute Ltd	15,500	434,837
Obic Co Ltd	11,700	274,772
Otsuka Corp	8,000	136,963
TISI Inc	7,200	140,899
		3,463,826
Semiconductors & Semiconductor Equipment - 1.8%
Advantest Corp	26,100	5,369,512
Disco Corp	3,343	1,739,142
Kioxia Holdings Corp (b)	6,600	3,836,118
Kokusai Electric Corp	5,800	398,606
Lasertec Corp	2,900	921,151
Renesas Electronics Corp	66,700	2,058,952
Rohm Co Ltd	12,200	412,537
SCREEN Holdings Co Ltd (e)	6,800	762,803
Socionext Inc	6,400	102,170
SUMCO Corp	12,500	316,982
Tokyo Electron Ltd	16,800	8,145,551
Tokyo Seimitsu Co Ltd	1,400	178,013
Ulvac Inc	1,600	103,889
		24,345,426
Software - 0.0%
Oracle Corp Japan	1,200	61,507
Trend Micro Inc/Japan (e)	4,400	163,014
		224,521
Technology Hardware, Storage & Peripherals - 0.2%
Brother Industries Ltd	9,000	204,739
Canon Inc (e)	32,300	827,215
FUJIFILM Holdings Corp	44,200	945,592
Konica Minolta Inc	17,200	58,741
Ricoh Co Ltd	19,900	173,382
Seiko Epson Corp	11,100	185,791
		2,395,460
TOTAL INFORMATION TECHNOLOGY		45,592,374
Materials - 0.8%
Chemicals - 0.6%
ADEKA Corp	3,700	96,475
Air Water Inc	8,200	140,332
Asahi Kasei Corp	48,700	541,646
Daicel Corp	8,600	73,057
DIC Corp	2,900	86,477
Kaneka Corp	2,400	84,624
Kansai Paint Co Ltd	5,600	91,623
Kuraray Co Ltd	11,100	114,583
Mitsubishi Chemical Group Corp	49,000	343,830
Mitsubishi Gas Chemical Co Inc	6,900	218,287
Mitsui Chemicals Inc	13,300	176,286
Nippon Paint Holdings Co Ltd	38,200	249,163
Nippon Sanso Holdings Corp	7,600	281,914
Nissan Chemical Corp (e)	4,900	257,757
Nitto Denko Corp	24,200	476,106
NOF Corp	8,500	138,834
Resonac Holdings Corp (e)	6,600	734,173
Shin-Etsu Chemical Co Ltd	70,800	3,086,136
Sumitomo Chemical Co Ltd	59,000	188,285
Teijin Ltd	6,600	66,474
Tokyo Ohka Kogyo Co Ltd	4,300	305,501
Toray Industries Inc	53,800	376,850
Tosoh Corp	11,600	210,668
Zeon Corp	6,700	97,935
		8,437,016
Construction Materials - 0.0%
Taiheiyo Cement Corp	4,000	98,589
Containers & Packaging - 0.0%
Toyo Seikan Group Holdings Ltd	4,200	106,048
Metals & Mining - 0.2%
Dowa Holdings Co Ltd	2,100	113,436
JFE Holdings Inc	23,100	223,019
JX Advanced Metals Corp	19,200	529,906
Kobe Steel Ltd	14,300	165,871
Maruichi Steel Tube Ltd	7,700	89,379
Mitsubishi Materials Corp	4,700	126,204
Mitsui Kinzoku Co Ltd (e)	2,100	561,939
Nippon Steel Corp (e)	192,100	636,454
Sumitomo Metal Mining Co Ltd	9,800	454,530
Yamato Kogyo Co Ltd	1,500	112,742
		3,013,480
Paper & Forest Products - 0.0%
Oji Holdings Corp	31,700	155,728
TOTAL MATERIALS		11,810,861
Real Estate - 0.4%
Diversified REITs - 0.0%
Activia Properties Inc	76	64,185
Daiwa House REIT Investment Corp	163	120,942
KDX Realty Investment Corp	145	138,329
Nomura Real Estate Master Fund Inc	155	144,844
Sekisui House Reit Inc	154	72,619
United Urban Investment Corp	115	114,920
		655,839
Hotel & Resort REITs - 0.0%
Invincible Investment Corp	274	101,075
Japan Hotel REIT Investment Corp	211	103,257
		204,332
Industrial REITs - 0.0%
GLP J-REIT	171	144,658
Industrial & Infrastructure Fund Investment Corp	91	79,623
LaSalle Logiport REIT	64	57,524
Mitsui Fudosan Logistics Park Inc	117	77,664
		359,469
Office REITs - 0.0%
Japan Prime Realty Investment Corp	145	83,379
Japan Real Estate Investment Corp	254	181,114
Nippon Building Fund Inc (e)	321	248,993
Orix JREIT Inc	197	118,298
		631,784
Real Estate Management & Development - 0.4%
Daito Trust Construction Co Ltd	11,000	210,136
Daiwa House Industry Co Ltd	21,700	587,999
Hulic Co Ltd (e)	24,700	258,638
Mitsubishi Estate Co Ltd	43,400	1,106,752
Mitsui Fudosan Co Ltd	99,200	919,428
Nomura Real Estate Holdings Inc	19,100	110,071
Sumitomo Realty & Development Co Ltd	33,400	775,455
Tokyo Tatemono Co Ltd	7,400	150,979
Tokyu Fudosan Holdings Corp	21,000	168,257
		4,287,715
Residential REITs - 0.0%
Advance Residence Investment Corp	102	94,489
Mitsui Fudosan Accommodations Fund Inc	90	67,553
		162,042
Retail REITs - 0.0%
Japan Metropolitan Fund Invest	257	177,513
TOTAL REAL ESTATE		6,478,694
Utilities - 0.2%
Electric Utilities - 0.1%
Chubu Electric Power Co Inc	27,000	510,148
Chugoku Electric Power Co Inc/The	11,400	62,491
Kansai Electric Power Co Inc/The	36,700	518,639
Kyushu Electric Power Co Inc	17,000	172,321
Tohoku Electric Power Co Inc	18,030	118,547
Tokyo Electric Power Co Holdings Inc (b)	27,600	78,864
		1,461,010
Gas Utilities - 0.1%
Osaka Gas Co Ltd	14,200	478,447
Toho Gas Co Ltd	12,400	92,964
Tokyo Gas Co Ltd	11,400	431,670
		1,003,081
Independent Power and Renewable Electricity Producers - 0.0%
Electric Power Development Co Ltd	5,996	135,488
TOTAL UTILITIES		2,599,579
TOTAL JAPAN		231,708,665
KOREA (SOUTH) - 7.6%
Communication Services - 0.1%
Diversified Telecommunication Services - 0.0%
LG Uplus Corp	7,567	68,375
Entertainment - 0.0%
HYBE Co Ltd	797	99,876
JYP Entertainment Corp	995	33,275
Krafton Inc	1,025	157,304
NC Corp	501	84,019
Pearl Abyss Corp (b)	1,212	28,280
		402,754
Interactive Media & Services - 0.1%
Kakao Corp	11,081	250,077
NAVER Corp	5,052	656,058
		906,135
Wireless Telecommunication Services - 0.0%
SK Telecom Co Ltd	3,754	214,136
TOTAL COMMUNICATION SERVICES		1,591,400
Consumer Discretionary - 0.3%
Automobile Components - 0.1%
Hankook Tire & Technology Co Ltd	2,605	105,171
HL Mando Co Ltd	1,178	37,819
Hyundai Mobis Co Ltd	2,102	692,829
		835,819
Automobiles - 0.2%
Hyundai Motor Co	4,836	1,577,667
Kia Corp	8,628	779,905
		2,357,572
Broadline Retail - 0.0%
Shinsegae Inc	219	108,047
Hotels, Restaurants & Leisure - 0.0%
Hanjin Kal Corp	1,000	77,149
Kangwon Land Inc	4,479	41,557
		118,706
Household Durables - 0.0%
Coway Co Ltd	1,872	109,897
LG Electronics Inc	3,714	495,548
		605,445
Textiles, Apparel & Luxury Goods - 0.0%
Youngone Corp	708	33,454
TOTAL CONSUMER DISCRETIONARY		4,059,043
Consumer Staples - 0.0%
Consumer Staples Distribution & Retail - 0.0%
E-MART Inc	674	36,179
Food Products - 0.0%
CJ CheilJedang Corp	295	35,357
Orion Corp/Republic of Korea	790	67,602
Samyang Foods Co Ltd	150	109,282
		212,241
Personal Care Products - 0.0%
Amorepacific Corp	1,058	72,800
APR Corp/Korea	865	217,215
Cosmax Inc	294	29,630
LG H&H Co Ltd	327	48,784
		368,429
Tobacco - 0.0%
KT&G Corp	3,498	385,292
TOTAL CONSUMER STAPLES		1,002,141
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
HD Hyundai Co Ltd	1,605	209,196
S-Oil Corp	1,487	102,153
SK Innovation Co Ltd (b)	2,533	156,352
TOTAL ENERGY		467,701
Financials - 0.5%
Banks - 0.3%
BNK Financial Group Inc	10,288	114,002
Hana Financial Group Inc	9,915	741,203
iM Financial Group Co Ltd	5,134	56,035
Industrial Bank of Korea	9,461	122,368
JB Financial Group Co Ltd	3,991	64,460
KakaoBank Corp	12,446	169,455
KB Financial Group Inc	12,367	1,280,639
Shinhan Financial Group Co Ltd	16,450	1,032,263
Woori Financial Group Inc	24,093	455,407
		4,035,832
Capital Markets - 0.1%
KIWOOM Securities Co Ltd	501	112,924
Korea Investment Holdings Co Ltd	1,448	209,924
Mirae Asset Securities Co Ltd	7,140	200,606
NH Investment & Securities Co Ltd	5,339	102,733
Samsung Securities Co Ltd	2,224	158,387
		784,574
Financial Services - 0.0%
Meritz Financial Group Inc (b)	2,689	184,852
Insurance - 0.1%
DB Insurance Co Ltd	1,533	133,683
Hyundai Marine & Fire Insurance Co Ltd (b)	2,035	46,113
Samsung Fire & Marine Insurance Co Ltd	1,178	475,753
Samsung Life Insurance Co Ltd	3,777	995,393
		1,650,942
TOTAL FINANCIALS		6,656,200
Health Care - 0.2%
Biotechnology - 0.2%
ABLBio Inc (b)	1,439	93,041
Alteogen Inc	1,521	356,328
Celltrion Inc	5,882	663,064
PharmaResearch Co Ltd	214	50,641
Samsung Episholdings Co Ltd	231	64,687
		1,227,761
Health Care Equipment & Supplies - 0.0%
HLB Inc (b)	4,363	146,955
Life Sciences Tools & Services - 0.0%
LigaChem Biosciences Inc (b)	898	87,540
Peptron Inc (b)	764	91,379
Samsung Biologics Co Ltd (b)(c)(d)	431	389,968
		568,887
Pharmaceuticals - 0.0%
Hanall Biopharma Co Ltd (b)	1,222	49,535
Hanmi Pharm Co Ltd	227	58,816
Sam Chun Dang Pharm Co Ltd	518	76,299
SK Biopharmaceuticals Co Ltd (b)	1,018	57,192
Yuhan Corp	2,160	98,451
		340,293
TOTAL HEALTH CARE		2,283,896
Industrials - 1.0%
Aerospace & Defense - 0.1%
Hanwha Aerospace Co Ltd	1,177	762,362
Hanwha Systems Co Ltd	2,626	124,915
Korea Aerospace Industries Ltd	2,568	244,164
LIG Defense&Aerospace Co Ltd	480	223,989
		1,355,430
Air Freight & Logistics - 0.0%
Hyundai Glovis Co Ltd	1,576	189,074
Construction & Engineering - 0.0%
Daewoo Engineering & Construction Co Ltd (b)	7,099	88,037
DL E&C Co Ltd	1,028	43,101
GS Engineering & Construction Corp	2,383	39,173
Hyundai Engineering & Construction Co Ltd	2,574	192,986
KEPCO Engineering & Construction Co Inc	672	47,447
Samsung E&A Co Ltd	5,642	176,111
		586,855
Electrical Equipment - 0.3%
Doosan Enerbility Co Ltd (b)	15,986	911,532
Ecopro BM Co Ltd	1,882	175,531
Ecopro Co Ltd	3,781	264,138
HD Hyundai Electric Co Ltd	810	520,030
Hyosung Heavy Industries Corp	186	423,052
L&F Co Ltd (b)	1,099	80,294
LG Energy Solution Ltd (b)	1,500	355,171
LS Corp	599	144,401
LS Electric Co Ltd	2,725	427,805
POSCO Future M Co Ltd	1,268	145,781
Taihan Cable & Solution Co Ltd (b)	3,847	85,416
		3,533,151
Industrial Conglomerates - 0.5%
CJ Corp	467	47,107
Doosan Co Ltd	242	237,299
GS Holdings Corp	1,570	67,594
Hanwha Corp	986	64,404
LG Corp	3,182	201,827
Samsung C&T Corp	3,150	976,124
SK Inc	1,291	708,522
SK Square Co Ltd	3,155	3,570,816
		5,873,693
Machinery - 0.1%
Doosan Bobcat Inc	1,774	71,817
Hanwha Ocean Co Ltd (b)	4,691	308,242
HD Construction Equipment Co Ltd	1,093	89,673
HD Hyundai Heavy Industries Co Ltd	1,160	447,636
HD Korea Shipbuilding & Offshore Engineering Co Ltd	1,639	374,359
Hyundai Elevator Co Ltd	754	34,923
Hyundai Rotem Co Ltd	2,576	290,544
Rainbow Robotics (b)	255	86,695
Samsung Heavy Industries Co Ltd (b)	25,660	390,587
		2,094,476
Marine Transportation - 0.0%
HMM Co Ltd	11,134	134,717
Passenger Airlines - 0.0%
Korean Air Lines Co Ltd	6,631	118,944
Trading Companies & Distributors - 0.0%
Posco International Corp	1,634	52,004
TOTAL INDUSTRIALS		13,938,344
Information Technology - 5.4%
Electronic Equipment, Instruments & Components - 0.3%
Hanwha Vision Co Ltd (b)	1,185	42,270
IsuPetasys Co Ltd	1,901	145,575
LG Display Co Ltd (b)	11,125	83,892
LG Innotek Co Ltd	497	322,172
Samsung Electro-Mechanics Co Ltd	1,970	2,855,392
Samsung SDI Co Ltd (b)	2,183	696,364
		4,145,665
IT Services - 0.0%
Samsung SDS Co Ltd	1,403	176,384
Semiconductors & Semiconductor Equipment - 2.4%
DB HiTek Co Ltd	1,064	100,335
Eo Technics Co Ltd	298	92,968
Hanmi Semiconductor Co Ltd	1,531	259,724
HPSP Co Ltd	1,730	61,344
LEENO Industrial Inc	1,497	82,565
SK Hynix Inc	19,471	34,386,596
WONIK IPS Co Ltd	1,163	129,527
		35,113,059
Technology Hardware, Storage & Peripherals - 2.7%
Samsung Electronics Co Ltd	177,487	39,416,441
TOTAL INFORMATION TECHNOLOGY		78,851,549
Materials - 0.1%
Chemicals - 0.0%
Dongjin Semichem Co Ltd	1,243	47,480
Hansol Chemical Co Ltd	335	63,772
Hanwha Solutions Corp (b)	3,804	84,070
Hanwha Solutions Corp rights 7/23/2026 (b)	937	3,874
KCC Corp	142	45,388
Kumho Petrochemical Co Ltd	539	39,777
LG Chem Ltd	1,617	296,657
OCI Holdings Co Ltd	520	72,477
SKC Co Ltd (b)	940	65,915
		719,410
Metals & Mining - 0.1%
Hyundai Steel Co	2,996	55,064
Korea Zinc Co Ltd	432	305,285
POSCO Holdings Inc	2,685	555,174
		915,523
TOTAL MATERIALS		1,634,933
Utilities - 0.0%
Electric Utilities - 0.0%
Korea Electric Power Corp	9,156	220,798
TOTAL KOREA (SOUTH)		110,706,005
KUWAIT - 0.2%
Communication Services - 0.0%
Wireless Telecommunication Services - 0.0%
Mobile Telecommunications Co KSCP	87,257	171,810
Financials - 0.2%
Banks - 0.2%
Al Ahli Bank of Kuwait KSCP	58,581	49,164
Boubyan Bank KSCP	67,077	137,272
Gulf Bank KSCP	90,645	103,285
Kuwait Finance House KSCP	465,416	1,152,274
National Bank of Kuwait SAKP	327,350	851,659
Warba Bank KSCP	93,894	84,559
		2,378,213
Capital Markets - 0.0%
Boursa Kuwait Securities Co KPSC	4,133	38,648
TOTAL FINANCIALS		2,416,861
Industrials - 0.0%
Air Freight & Logistics - 0.0%
Agility Global PLC	160,797	77,054
Industrial Conglomerates - 0.0%
National Industries Group Holding SAK	80,606	61,664
TOTAL INDUSTRIALS		138,718
Materials - 0.0%
Construction Materials - 0.0%
National Industries Co KSC	3,224	2,914
Real Estate - 0.0%
Real Estate Management & Development - 0.0%
Mabanee Co KPSC	23,558	70,187
TOTAL KUWAIT		2,800,490
LUXEMBOURG - 0.1%
Communication Services - 0.0%
Media - 0.0%
SES SA Series A depository receipt	11,817	96,743
Health Care - 0.0%
Life Sciences Tools & Services - 0.0%
Eurofins Scientific SE	4,153	325,332
Materials - 0.1%
Metals & Mining - 0.1%
APERAM SA	1,512	73,527
ArcelorMittal SA	15,198	915,148
TOTAL MATERIALS		988,675
TOTAL LUXEMBOURG		1,410,750
MACAU - 0.0%
Consumer Discretionary - 0.0%
Hotels, Restaurants & Leisure - 0.0%
Galaxy Entertainment Group Ltd	73,000	273,837
Sands China Ltd	77,600	129,121

TOTAL MACAU		402,958
MALAYSIA - 0.4%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Telekom Malaysia Bhd	85,839	156,615
TIME dotCom Bhd	43,300	65,419
		222,034
Wireless Telecommunication Services - 0.0%
Axiata Group Berhad	146,999	76,147
CELCOMDIGI BHD	120,800	79,035
Maxis Bhd	81,600	67,583
		222,765
TOTAL COMMUNICATION SERVICES		444,799
Consumer Discretionary - 0.0%
Hotels, Restaurants & Leisure - 0.0%
Genting Bhd	77,300	40,966
Specialty Retail - 0.0%
MR DIY Group M Bhd (c)(d)	165,000	66,405
Petronas Dagangan Bhd	12,700	58,814
		125,219
TOTAL CONSUMER DISCRETIONARY		166,185
Consumer Staples - 0.0%
Consumer Staples Distribution & Retail - 0.0%
99 Speed Mart Retail Holdings Bhd	50,000	43,281
Food Products - 0.0%
IOI Corp Bhd	114,600	118,630
Kuala Lumpur Kepong Bhd	20,928	108,503
Nestle Malaysia Bhd	2,200	50,403
PPB Group Bhd	25,000	56,923
QL Resources Bhd	59,650	54,899
SD Guthrie Bhd	132,176	195,233
United Plantations BHD	11,100	90,001
		674,592
TOTAL CONSUMER STAPLES		717,873
Energy - 0.0%
Energy Equipment & Services - 0.0%
Dialog Group Bhd	166,900	75,684
Yinson Holdings BHD	90,500	42,132
TOTAL ENERGY		117,816
Financials - 0.3%
Banks - 0.3%
Alliance Bank Malaysia Bhd	43,100	50,170
AMMB Holdings Bhd	103,400	161,435
CIMB Group Holdings Bhd	301,771	548,380
Hong Leong Bank Bhd	27,700	145,302
Hong Leong Financial Group Bhd	8,900	40,143
Malayan Banking Bhd	272,158	719,182
Public Bank Bhd	544,100	640,244
RHB Bank Bhd	71,239	144,557
		2,449,413
Capital Markets - 0.0%
Bursa Malaysia Bhd	20,100	41,855
TOTAL FINANCIALS		2,491,268
Health Care - 0.0%
Health Care Providers & Services - 0.0%
IHH Healthcare Bhd	111,400	229,432
Kpj Healthcare Bhd	93,800	74,698
TOTAL HEALTH CARE		304,130
Industrials - 0.0%
Construction & Engineering - 0.0%
Gamuda Bhd	210,875	226,144
IJM Corp Bhd	107,700	59,702
		285,846
Industrial Conglomerates - 0.0%
Sime Darby Bhd	126,100	66,272
Sunway Bhd	103,900	131,230
		197,502
Marine Transportation - 0.0%
MISC Bhd	47,600	91,707
Transportation Infrastructure - 0.0%
Westports Holdings Bhd	41,504	61,611
TOTAL INDUSTRIALS		636,666
Information Technology - 0.0%
Semiconductors & Semiconductor Equipment - 0.0%
Inari Amertron Bhd	116,700	65,094
Materials - 0.0%
Chemicals - 0.0%
Petronas Chemicals Group Bhd	102,400	101,130
Metals & Mining - 0.0%
Press Metal Aluminium Holdings Bhd	132,100	248,880
TOTAL MATERIALS		350,010
Real Estate - 0.0%
Real Estate Management & Development - 0.0%
IOI Properties Group Bhd	65,300	63,119
Sime Darby Property Bhd	138,000	48,839
		111,958
Retail REITs - 0.0%
Sunway Real Estate Investment Trust	70,800	38,366
TOTAL REAL ESTATE		150,324
Utilities - 0.1%
Electric Utilities - 0.1%
Tenaga Nasional Bhd	103,100	361,331
Gas Utilities - 0.0%
Petronas Gas Bhd	34,400	147,348
Multi-Utilities - 0.0%
YTL Corp Bhd	216,400	108,630
YTL Power International Bhd	112,300	115,253
		223,883
TOTAL UTILITIES		732,562
TOTAL MALAYSIA		6,176,727
MEXICO - 0.6%
Communication Services - 0.1%
Wireless Telecommunication Services - 0.1%
America Movil SAB de CV Series B	644,500	834,763
Consumer Staples - 0.1%
Beverages - 0.1%
Arca Continental SAB de CV	17,500	209,730
Coca-Cola Femsa SAB de CV unit	18,700	197,709
Fomento Economico Mexicano SAB de CV unit	60,400	770,047
		1,177,486
Consumer Staples Distribution & Retail - 0.0%
Wal-Mart de Mexico SAB de CV Series V	173,000	508,192
Food Products - 0.0%
Gruma SAB de CV Series B	5,695	91,491
Grupo Bimbo SAB de CV (e)	49,000	160,134
Sigma Foods SAB de CV	130,899	120,214
		371,839
Household Products - 0.0%
Kimberly-Clark de Mexico SAB de CV Series A	49,300	109,186
TOTAL CONSUMER STAPLES		2,166,703
Financials - 0.1%
Banks - 0.1%
Banco del Bajio SA (c)(d)	26,300	85,002
Grupo Financiero Banorte SAB de CV	86,300	910,844
Grupo Financiero Inbursa SAB de CV Series O	62,800	149,248
		1,145,094
Consumer Finance - 0.0%
Gentera SAB de CV	37,400	81,056
Insurance - 0.0%
Qualitas Controladora SAB de CV	7,100	71,144
TOTAL FINANCIALS		1,297,294
Industrials - 0.1%
Industrial Conglomerates - 0.0%
Grupo Carso SAB de CV Series A1	19,300	144,235
Transportation Infrastructure - 0.1%
Grupo Aeroportuario del Centro Norte SAB de CV Series B	9,600	135,934
Grupo Aeroportuario del Pacifico SAB de CV Series B	14,600	369,236
Grupo Aeroportuario del Sureste SAB de CV Series B	6,075	185,615
Promotora y Operadora de Infraestructura SAB de CV	6,190	98,321
		789,106
TOTAL INDUSTRIALS		933,341
Materials - 0.2%
Construction Materials - 0.0%
Cemex SAB de CV unit	538,600	646,782
Metals & Mining - 0.2%
Fresnillo PLC	6,567	238,763
Grupo Mexico SAB de CV Series B	111,100	1,259,440
Industrias Penoles SAB de CV	6,675	291,727
		1,789,930
TOTAL MATERIALS		2,436,712
Real Estate - 0.0%
Diversified REITs - 0.0%
Fibra Uno Administracion SA de CV	97,200	166,581
Industrial REITs - 0.0%
Prologis Property Mexico SA de CV (e)	38,398	166,459
Real Estate Management & Development - 0.0%
Corp Inmobiliaria Vesta SAB de CV	31,500	108,131
TOTAL REAL ESTATE		441,171
TOTAL MEXICO		8,109,984
NETHERLANDS - 3.1%
Communication Services - 0.1%
Diversified Telecommunication Services - 0.0%
Koninklijke KPN NV	136,597	674,622
Entertainment - 0.1%
Universal Music Group NV	37,283	781,062
TOTAL COMMUNICATION SERVICES		1,455,684
Consumer Staples - 0.2%
Beverages - 0.1%
Heineken Holding NV Class A	4,037	307,896
Heineken NV	9,869	828,627
		1,136,523
Consumer Staples Distribution & Retail - 0.1%
Koninklijke Ahold Delhaize NV	31,797	1,279,587
TOTAL CONSUMER STAPLES		2,416,110
Financials - 0.5%
Banks - 0.3%
ABN AMRO Bank NV depository receipt (d)	20,236	859,663
ING Groep NV	97,886	3,088,628
		3,948,291
Capital Markets - 0.0%
Euronext NV (c)	3,330	532,680
Financial Services - 0.1%
Adyen NV (b)(c)(d)	1,124	1,054,444
Insurance - 0.1%
ASR Nederland NV	5,610	423,315
NN Group NV	9,394	822,837
		1,246,152
TOTAL FINANCIALS		6,781,567
Health Care - 0.2%
Biotechnology - 0.1%
Argenx SE (b)	2,206	2,044,663
Health Care Equipment & Supplies - 0.1%
Koninklijke Philips NV	27,907	758,921
TOTAL HEALTH CARE		2,803,584
Industrials - 0.0%
Professional Services - 0.0%
Wolters Kluwer NV	8,282	535,511
Information Technology - 2.1%
Semiconductors & Semiconductor Equipment - 2.1%
ASM International NV	1,653	1,889,663
ASML Holding NV	13,841	27,407,616
BE Semiconductor Industries NV	2,631	863,074
TOTAL INFORMATION TECHNOLOGY		30,160,353
Materials - 0.0%
Chemicals - 0.0%
Akzo Nobel NV	6,136	417,284
TOTAL NETHERLANDS		44,570,093
NEW ZEALAND - 0.1%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Chorus Ltd (Australia)	15,135	85,984
Spark New Zealand Ltd	67,995	72,461
TOTAL COMMUNICATION SERVICES		158,445
Consumer Staples - 0.0%
Food Products - 0.0%
a2 Milk Co Ltd/The (Australia) (e)	25,915	134,066
Financials - 0.0%
Financial Services - 0.0%
Infratil Ltd	35,818	314,204
Health Care - 0.1%
Health Care Equipment & Supplies - 0.1%
Fisher & Paykel Healthcare Corp Ltd	20,965	465,726
Industrials - 0.0%
Building Products - 0.0%
Fletcher Building Ltd (b)	38,181	73,597
Transportation Infrastructure - 0.0%
Auckland International Airport Ltd	61,243	290,720
TOTAL INDUSTRIALS		364,317
Information Technology - 0.0%
Software - 0.0%
Xero Ltd (b)	6,065	304,902
Utilities - 0.0%
Electric Utilities - 0.0%
Contact Energy Ltd	33,917	179,614
Mercury NZ Ltd	24,833	97,442
		277,056
Independent Power and Renewable Electricity Producers - 0.0%
Meridian Energy Ltd	45,892	151,809
TOTAL UTILITIES		428,865
TOTAL NEW ZEALAND		2,170,525
NORWAY - 0.4%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Telenor ASA	22,530	322,752
Interactive Media & Services - 0.0%
Vend Marketplaces ASA B Shares	6,362	152,968
TOTAL COMMUNICATION SERVICES		475,720
Consumer Discretionary - 0.0%
Broadline Retail - 0.0%
Europris ASA (c)(d)	6,001	53,532
Consumer Staples - 0.1%
Food Products - 0.1%
Leroy Seafood Group ASA	10,178	39,381
Mowi ASA	16,055	296,496
Orkla ASA	27,087	284,783
Salmar ASA	2,648	123,913
TOTAL CONSUMER STAPLES		744,573
Energy - 0.2%
Energy Equipment & Services - 0.0%
DOF Group ASA A Shares	5,625	64,612
TGS ASA	7,012	91,121
		155,733
Oil, Gas & Consumable Fuels - 0.2%
Aker BP ASA	10,814	331,243
BLUENORD ASA	843	42,453
DNO ASA A Shares	29,625	48,904
Equinor ASA	30,081	948,556
Frontline PLC (Norway)	5,069	175,854
Var Energi ASA	32,788	136,439
		1,683,449
TOTAL ENERGY		1,839,182
Financials - 0.1%
Banks - 0.1%
DNB Bank ASA	30,083	895,637
SpareBank 1 SMN	4,592	87,215
SpareBank 1 Sor-Norge ASA	7,461	145,775
		1,128,627
Insurance - 0.0%
Gjensidige Forsikring ASA	6,803	184,052
Protector Forsikring ASA	2,122	102,300
Storebrand ASA A Shares	15,549	291,863
		578,215
TOTAL FINANCIALS		1,706,842
Industrials - 0.0%
Aerospace & Defense - 0.0%
Kongsberg Gruppen ASA	15,683	472,621
Industrial Conglomerates - 0.0%
Aker ASA A Shares	847	98,232
Machinery - 0.0%
Kongsberg Maritime AS	15,714	81,345
TOMRA Systems ASA	7,793	74,871
		156,216
TOTAL INDUSTRIALS		727,069
Information Technology - 0.0%
Electronic Equipment, Instruments & Components - 0.0%
Kitron ASA	7,623	82,171
Semiconductors & Semiconductor Equipment - 0.0%
Nordic Semiconductor ASA (b)	6,387	117,565
TOTAL INFORMATION TECHNOLOGY		199,736
Materials - 0.0%
Metals & Mining - 0.0%
Norsk Hydro ASA	46,588	421,565
TOTAL NORWAY		6,168,219
PERU - 0.1%
Financials - 0.1%
Banks - 0.1%
Credicorp Ltd	2,420	942,784
Materials - 0.0%
Metals & Mining - 0.0%
Cia de Minas Buenaventura SAA ADR	5,783	169,384
TOTAL PERU		1,112,168
PHILIPPINES - 0.1%
Communication Services - 0.0%
Wireless Telecommunication Services - 0.0%
PLDT Inc	3,090	56,884
Consumer Discretionary - 0.0%
Hotels, Restaurants & Leisure - 0.0%
Jollibee Foods Corp	22,180	48,791
Consumer Staples - 0.0%
Food Products - 0.0%
Universal Robina Corp	30,130	30,536
Financials - 0.1%
Banks - 0.1%
Bank of the Philippine Islands	75,459	118,416
BDO Unibank Inc	75,766	147,154
Metropolitan Bank & Trust Co	64,836	68,878
TOTAL FINANCIALS		334,448
Industrials - 0.0%
Industrial Conglomerates - 0.0%
Ayala Corp	8,950	61,165
JG Summit Holdings Inc	104,900	45,451
SM Investments Corp	17,360	167,422
TOTAL INDUSTRIALS		274,038
Real Estate - 0.0%
Real Estate Management & Development - 0.0%
Ayala Land Inc	207,200	50,082
SM Prime Holdings Inc	389,900	115,173
TOTAL REAL ESTATE		165,255
Utilities - 0.0%
Electric Utilities - 0.0%
Manila Electric Co	10,300	95,680
TOTAL PHILIPPINES		1,005,632
POLAND - 0.3%
Communication Services - 0.0%
Entertainment - 0.0%
CD Projekt SA (b)	2,437	145,372
Consumer Discretionary - 0.0%
Broadline Retail - 0.0%
Allegro.eu SA (b)(c)(d)	27,495	276,390
Textiles, Apparel & Luxury Goods - 0.0%
LPP SA	46	223,531
TOTAL CONSUMER DISCRETIONARY		499,921
Consumer Staples - 0.0%
Consumer Staples Distribution & Retail - 0.0%
Dino Polska SA (b)(c)(d)	17,111	129,181
Zabka Group SA (b)	14,996	108,430
TOTAL CONSUMER STAPLES		237,611
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
ORLEN SA	20,695	696,472
Financials - 0.3%
Banks - 0.2%
Alior Bank SA	3,174	109,687
Bank Millennium SA (b)	21,698	112,793
Bank Polska Kasa Opieki SA	6,308	383,665
Erste Bank Polska SA	1,384	237,154
mBank SA (b)	469	170,056
Powszechna Kasa Oszczednosci Bank Polski SA	30,737	842,739
		1,856,094
Insurance - 0.1%
Powszechny Zaklad Ubezpieczen SA	20,349	354,963
TOTAL FINANCIALS		2,211,057
Industrials - 0.0%
Air Freight & Logistics - 0.0%
InPost SA (b)	9,327	164,225
Construction & Engineering - 0.0%
Budimex SA	455	89,166
Professional Services - 0.0%
Benefit Systems SA (b)	102	132,103
TOTAL INDUSTRIALS		385,494
Information Technology - 0.0%
Software - 0.0%
Asseco Poland SA	1,782	79,180
Materials - 0.0%
Metals & Mining - 0.0%
Grupa Kety SA	355	113,810
KGHM Polska Miedz SA	4,848	426,897
TOTAL MATERIALS		540,707
Utilities - 0.0%
Electric Utilities - 0.0%
PGE Polska Grupa Energetyczna SA (b)	30,561	76,691
Tauron Polska Energia SA	34,543	83,653
TOTAL UTILITIES		160,344
TOTAL POLAND		4,956,158
PORTUGAL - 0.1%
Consumer Staples - 0.0%
Consumer Staples Distribution & Retail - 0.0%
Jeronimo Martins SGPS SA	9,905	189,681
Sonae SGPS SA	28,340	65,248
TOTAL CONSUMER STAPLES		254,929
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Galp Energia SGPS SA	14,950	316,849
Financials - 0.0%
Banks - 0.0%
Banco Comercial Portugues SA	316,562	374,363
Utilities - 0.1%
Electric Utilities - 0.1%
EDP SA	107,738	563,928
Multi-Utilities - 0.0%
Redes Energeticas Naci Sgps SA	12,913	55,698
TOTAL UTILITIES		619,626
TOTAL PORTUGAL		1,565,767
QATAR - 0.2%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Ooredoo QPSC	32,413	117,954
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Qatar Fuel QSC	21,069	81,591
Qatar Gas Transport Co Ltd	96,889	114,292
TOTAL ENERGY		195,883
Financials - 0.2%
Banks - 0.2%
Al Rayan Bank	215,193	121,397
Commercial Bank PSQC/The	113,667	126,404
Doha Bank QPSC	73,541	62,593
Qatar International Islamic Bank QSC	42,109	128,490
Qatar Islamic Bank QPSC	60,604	363,691
Qatar National Bank QPSC	158,119	749,122
TOTAL FINANCIALS		1,551,697
Industrials - 0.0%
Industrial Conglomerates - 0.0%
Industries Qatar QSC	66,446	200,743
Marine Transportation - 0.0%
Qatar Navigation QSC	33,637	94,047
TOTAL INDUSTRIALS		294,790
Materials - 0.0%
Chemicals - 0.0%
Mesaieed Petrochemical Holding Co	179,422	57,163
Utilities - 0.0%
Multi-Utilities - 0.0%
Nebras Energy	17,709	69,601
TOTAL QATAR		2,287,088
ROMANIA - 0.0%
Real Estate - 0.0%
Real Estate Management & Development - 0.0%
NEPI Rockcastle NV	22,325	199,630
RUSSIA - 0.0%
Communication Services - 0.0%
Interactive Media & Services - 0.0%
VK IPJSC GDR (b)(d)(f)	1,767	0
Consumer Staples - 0.0%
Consumer Staples Distribution & Retail - 0.0%
Magnit PJSC (b)(f)	1,150	0
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Gazprom PJSC (b)(f)	183,050	0
LUKOIL PJSC (b)(f)	5,452	0
Novatek PJSC (b)(f)	14,792	0
Surgutneftegas PAO (b)(f)	146,500	0
Tatneft PJSC (b)(f)	23,930	0
TOTAL ENERGY		0
Financials - 0.0%
Banks - 0.0%
Sberbank of Russia PJSC (b)(f)	163,450	0
Materials - 0.0%
Metals & Mining - 0.0%
Alrosa PJSC (b)(f)	37,350	0
GMK Norilskiy Nickel PAO (b)(f)	91,700	0
Polyus PJSC (b)(f)	4,940	0
Severstal PAO (b)(f)	2,873	0
TOTAL MATERIALS		0
TOTAL RUSSIA		0
SAUDI ARABIA - 0.7%
Communication Services - 0.1%
Diversified Telecommunication Services - 0.1%
Saudi Telecom Co	67,814	780,442
Media - 0.0%
Saudi Research & Media Group (b)	1,348	25,473
Wireless Telecommunication Services - 0.0%
Etihad Etisalat Co	13,433	216,125
Mobile Telecommunications Co Saudi Arabia (b)	15,072	42,402
		258,527
TOTAL COMMUNICATION SERVICES		1,064,442
Consumer Discretionary - 0.0%
Hotels, Restaurants & Leisure - 0.0%
Jabal Omar Development Company (b)	20,285	81,632
Specialty Retail - 0.0%
Aldrees Petroleum and Transport Services Co	1,697	51,490
Jarir Marketing Co	20,357	90,808
		142,298
TOTAL CONSUMER DISCRETIONARY		223,930
Consumer Staples - 0.0%
Consumer Staples Distribution & Retail - 0.0%
Nahdi Medical Co	1,335	33,044
Food Products - 0.0%
Almarai Co JSC	17,827	215,792
Saudia Dairy & Foodstuff Co	514	30,042
Savola Group/The	5,012	38,125
		283,959
TOTAL CONSUMER STAPLES		317,003
Energy - 0.0%
Energy Equipment & Services - 0.0%
Ades Holding Co	12,150	60,213
Financials - 0.4%
Banks - 0.4%
Al Rajhi Bank	104,879	1,839,542
Alinma Bank	53,502	348,022
Bank Al-Jazira	21,959	67,854
Bank AlBilad	26,242	170,351
Banque Saudi Fransi	43,676	225,518
Riyad Bank	70,685	374,571
Saudi Awwal Bank	13,226	113,913
Saudi Investment Bank/The	21,627	77,247
Saudi National Bank/The	104,855	1,078,914
		4,295,932
Capital Markets - 0.0%
Saudi Tadawul Group Holding Co	1,712	60,284
Insurance - 0.0%
Al Rajhi Co for Co-operative Insurance	3,516	48,568
Bupa Arabia for Cooperative Insurance Co	926	43,106
Co for Cooperative Insurance/The	2,626	102,812
Rasan Information Technology Co (b)	1,333	54,850
		249,336
TOTAL FINANCIALS		4,605,552
Health Care - 0.0%
Health Care Providers & Services - 0.0%
Dallah Healthcare Co	1,516	44,303
Dr Sulaiman Al Habib Medical Services Group Co	3,619	204,203
Mouwasat Medical Services Co	3,191	54,143
TOTAL HEALTH CARE		302,649
Industrials - 0.0%
Air Freight & Logistics - 0.0%
SAL Saudi Logistics Services	1,203	57,665
Electrical Equipment - 0.0%
Electrical Industries Co	19,858	76,268
Riyadh Cables Group Co	2,083	66,417
		142,685
Industrial Conglomerates - 0.0%
Astra Industrial Group Co	1,344	47,075
Passenger Airlines - 0.0%
flynas Co SJSC (b)	2,052	30,421
TOTAL INDUSTRIALS		277,846
Information Technology - 0.0%
IT Services - 0.0%
Arabian Internet & Communications Services Co	828	45,023
Elm Co	934	170,781
TOTAL INFORMATION TECHNOLOGY		215,804
Materials - 0.2%
Chemicals - 0.1%
Advanced Petrochemical Co (b)	4,307	27,214
SABIC Agri-Nutrients Co	8,387	276,352
Sahara International Petrochemical Co	12,868	49,010
Saudi Aramco Base Oil Co	1,761	58,259
Saudi Basic Industries Corp	32,157	441,205
Saudi Industrial Investment Group	11,577	41,074
Saudi Kayan Petrochemical Co (b)	25,581	35,404
Yanbu National Petrochemical Co	9,749	76,338
		1,004,856
Metals & Mining - 0.1%
Saudi Arabian Mining Co (b)	48,616	768,601
TOTAL MATERIALS		1,773,457
Real Estate - 0.0%
Real Estate Management & Development - 0.0%
Arabian Centres Co (c)(d)	8,425	38,322
Dar Al Arkan Real Estate Development Co (b)	18,835	90,285
Makkah Construction & Development Co	3,431	75,748
Umm Al Qura for Development & Construction Co (b)	16,619	79,618
TOTAL REAL ESTATE		283,973
Utilities - 0.0%
Electric Utilities - 0.0%
Saudi Energy Co	28,282	133,988
Independent Power and Renewable Electricity Producers - 0.0%
ACWA Power Co (b)	8,236	425,259
TOTAL UTILITIES		559,247
TOTAL SAUDI ARABIA		9,684,116
SINGAPORE - 1.1%
Communication Services - 0.1%
Diversified Telecommunication Services - 0.1%
Singapore Telecommunications Ltd	253,000	863,746
Consumer Discretionary - 0.1%
Broadline Retail - 0.1%
Sea Ltd Class A ADR (b)	13,249	1,269,652
Hotels, Restaurants & Leisure - 0.0%
Genting Singapore Ltd	203,600	96,151
TOTAL CONSUMER DISCRETIONARY		1,365,803
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Hafnia Ltd	10,210	66,736
Financials - 0.6%
Banks - 0.6%
DBS Group Holdings Ltd	71,902	3,640,744
Oversea-Chinese Banking Corp Ltd	136,885	2,626,918
United Overseas Bank Ltd	51,200	1,576,695
		7,844,357
Capital Markets - 0.0%
Singapore Exchange Ltd	29,000	541,066
TOTAL FINANCIALS		8,385,423
Industrials - 0.1%
Aerospace & Defense - 0.0%
Singapore Technologies Engineering Ltd	54,600	439,767
Ground Transportation - 0.1%
ComfortDelGro Corp Ltd	75,500	78,275
Grab Holdings Ltd Class A (b)	102,126	385,016
		463,291
Industrial Conglomerates - 0.0%
Keppel Ltd	50,800	430,884
Machinery - 0.0%
Seatrium Ltd	77,684	118,601
Passenger Airlines - 0.0%
Singapore Airlines Ltd	52,750	313,696
Transportation Infrastructure - 0.0%
SATS Ltd	31,823	111,684
TOTAL INDUSTRIALS		1,877,923
Information Technology - 0.1%
Electronic Equipment, Instruments & Components - 0.0%
Venture Corp Ltd	8,600	113,991
Semiconductors & Semiconductor Equipment - 0.1%
STMicroelectronics NV (Italy)	23,047	1,699,038
TOTAL INFORMATION TECHNOLOGY		1,813,029
Real Estate - 0.1%
Diversified REITs - 0.0%
CapitaLand Integrated Commercial Trust	208,336	382,295
Mapletree Pan Asia Commercial Trust	79,046	78,950
Suntec Real Estate Investment Trust	76,700	86,096
		547,341
Industrial REITs - 0.1%
CapitaLand Ascendas REIT (e)	143,044	275,486
Frasers Logistics & Commercial Trust (d)	102,600	76,628
Mapletree Industrial Trust	76,370	113,532
Mapletree Logistics Trust	121,855	115,050
		580,696
Office REITs - 0.0%
Keppel REIT	5,500	3,659
Real Estate Management & Development - 0.0%
CapitaLand Investment Ltd/Singapore	81,520	157,115
City Developments Ltd	20,400	122,740
UOL Group Ltd	16,500	121,611
		401,466
Specialized REITs - 0.0%
Keppel DC REIT	69,796	121,063
TOTAL REAL ESTATE		1,654,225
Utilities - 0.0%
Independent Power and Renewable Electricity Producers - 0.0%
Kenon Holdings Ltd/Singapore	689	46,607
Multi-Utilities - 0.0%
Sembcorp Industries Ltd	31,400	154,438
TOTAL UTILITIES		201,045
TOTAL SINGAPORE		16,227,930
SOUTH AFRICA - 1.0%
Communication Services - 0.1%
Wireless Telecommunication Services - 0.1%
MTN Group Ltd	65,277	908,060
Vodacom Group Ltd	21,511	199,311
TOTAL COMMUNICATION SERVICES		1,107,371
Consumer Discretionary - 0.1%
Broadline Retail - 0.1%
Naspers Ltd Class N	27,947	1,403,325
Woolworths Holdings Ltd/South Africa	35,315	108,554
		1,511,879
Specialty Retail - 0.0%
Mr Price Group Ltd	9,235	101,359
Pepkor Holdings Ltd (c)(d)	131,124	176,914
		278,273
TOTAL CONSUMER DISCRETIONARY		1,790,152
Consumer Staples - 0.1%
Consumer Staples Distribution & Retail - 0.1%
Bid Corp Ltd	12,034	328,107
Clicks Group Ltd	8,423	116,970
Shoprite Holdings Ltd	17,403	313,424
		758,501
Food Products - 0.0%
Tiger Brands Ltd	5,737	103,707
TOTAL CONSUMER STAPLES		862,208
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Exxaro Resources Ltd	8,581	106,335
Financials - 0.3%
Banks - 0.2%
Absa Group Ltd	27,351	380,576
Capitec Bank Holdings Ltd	3,192	925,666
Nedbank Group Ltd	16,116	265,599
Standard Bank Group Ltd	46,994	926,884
		2,498,725
Financial Services - 0.1%
FirstRand Ltd	189,842	1,127,230
Remgro Ltd	17,909	215,389
		1,342,619
Insurance - 0.0%
Discovery Ltd	21,622	348,790
Old Mutual Ltd	167,022	136,840
OUTsurance Group Ltd	30,612	146,986
Sanlam Ltd	58,043	312,646
		945,262
TOTAL FINANCIALS		4,786,606
Health Care - 0.0%
Pharmaceuticals - 0.0%
Aspen Pharmacare Holdings Ltd	13,227	126,682
Industrials - 0.0%
Industrial Conglomerates - 0.0%
Bidvest Group Ltd	12,243	178,988
Materials - 0.4%
Chemicals - 0.0%
Sasol Ltd (b)	21,138	208,805
Metals & Mining - 0.4%
Anglo American PLC	42,018	2,061,088
Gold Fields Ltd	31,928	1,071,677
Harmony Gold Mining Co Ltd	19,396	296,776
Impala Platinum Holdings Ltd	32,251	338,822
Northam Platinum Holdings Ltd	12,369	178,142
Pan African Resources PLC (South Africa)	71,377	92,119
Sibanye Stillwater Ltd	101,336	215,311
Valterra Platinum Ltd	9,464	636,047
		4,889,982
TOTAL MATERIALS		5,098,787
Real Estate - 0.0%
Diversified REITs - 0.0%
Growthpoint Properties Ltd	119,567	125,918
TOTAL SOUTH AFRICA		14,183,047
SPAIN - 2.0%
Communication Services - 0.1%
Diversified Telecommunication Services - 0.1%
Cellnex Telecom SA (c)(d)	20,190	603,594
Telefonica SA	141,509	568,700
TOTAL COMMUNICATION SERVICES		1,172,294
Consumer Discretionary - 0.2%
Hotels, Restaurants & Leisure - 0.0%
Amadeus IT Group SA Class A	16,056	939,296
Specialty Retail - 0.2%
Industria de Diseno Textil SA	39,997	2,521,104
TOTAL CONSUMER DISCRETIONARY		3,460,400
Energy - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Repsol SA	39,398	984,344
Financials - 1.0%
Banks - 1.0%
Banco Bilbao Vizcaya Argentaria SA	203,557	5,124,916
Banco de Sabadell SA	178,853	633,304
Banco Santander SA	523,765	7,269,783
Bankinter SA	23,006	384,837
CaixaBank SA	135,236	1,916,046
TOTAL FINANCIALS		15,328,886
Industrials - 0.1%
Construction & Engineering - 0.1%
ACS Actividades de Construccion y Servicios SA	7,004	1,029,957
ACS Actividades de Construccion y Servicios SA rights 7/13/2026 (b)	7,004	14,701
		1,044,658
Transportation Infrastructure - 0.0%
Abertis Infraestructuras SA (f)	363	0
Aena SME SA (c)(d)	26,175	797,335
		797,335
TOTAL INDUSTRIALS		1,841,993
Real Estate - 0.0%
Diversified REITs - 0.0%
Merlin Properties Socimi SA	15,566	272,833
Utilities - 0.5%
Electric Utilities - 0.5%
Endesa SA	11,337	516,592
Iberdrola SA	221,837	5,521,429
Redeia Corp SA (e)	14,536	247,306
		6,285,327
Gas Utilities - 0.0%
Naturgy Energy Group SA	12,433	389,702
Independent Power and Renewable Electricity Producers - 0.0%
EDP Renewables SA	10,871	176,008
TOTAL UTILITIES		6,851,037
TOTAL SPAIN		29,911,787
SWEDEN - 1.8%
Communication Services - 0.1%
Diversified Telecommunication Services - 0.1%
Telia Co AB	82,501	401,685
Wireless Telecommunication Services - 0.0%
Tele2 AB B Shares	19,730	343,341
TOTAL COMMUNICATION SERVICES		745,026
Consumer Discretionary - 0.0%
Hotels, Restaurants & Leisure - 0.0%
Evolution AB (b)(c)	5,175	355,022
Leisure Products - 0.0%
Thule Group AB (c)(d)	3,808	80,901
Specialty Retail - 0.0%
H & M Hennes & Mauritz AB B Shares	17,221	296,233
TOTAL CONSUMER DISCRETIONARY		732,156
Consumer Staples - 0.1%
Consumer Staples Distribution & Retail - 0.0%
Axfood AB B Shares	3,955	104,990
Food Products - 0.0%
AAK AB (e)	6,496	153,417
Household Products - 0.1%
Essity AB B Shares	21,153	598,397
TOTAL CONSUMER STAPLES		856,804
Financials - 0.5%
Banks - 0.2%
Norion Bank AB (b)	1,865	11,674
Skandinaviska Enskilda Banken AB A Shares	54,053	1,075,335
Svenska Handelsbanken AB A Shares	55,557	817,539
Swedbank AB A1 Shares	32,313	1,206,362
		3,110,910
Capital Markets - 0.0%
Avanza Bank Holding AB	4,269	170,824
EQT AB	13,280	375,267
Nordnet AB	4,632	175,987
		722,078
Financial Services - 0.3%
Industrivarden AB A Shares	4,639	260,025
Industrivarden AB C Shares	5,917	324,642
Investor AB B Shares	64,945	2,696,232
L E Lundbergforetagen AB B Shares	2,592	149,297
		3,430,196
TOTAL FINANCIALS		7,263,184
Health Care - 0.0%
Biotechnology - 0.0%
Swedish Orphan Biovitrum AB B Shares (b)	7,896	376,219
Health Care Equipment & Supplies - 0.0%
Elekta AB B Shares	12,325	62,818
Getinge AB B Shares	7,794	159,234
		222,052
Health Care Technology - 0.0%
Sectra AB B Shares	4,667	132,265
TOTAL HEALTH CARE		730,536
Industrials - 0.9%
Aerospace & Defense - 0.0%
Saab AB B Shares	11,208	584,323
Building Products - 0.2%
Assa Abloy AB B Shares	35,406	1,250,925
Nibe Industrier AB B Shares	54,596	202,813
		1,453,738
Commercial Services & Supplies - 0.0%
Bravida Holding AB (c)(d)	7,274	92,722
Loomis AB	2,438	119,482
Securitas AB B Shares	17,975	295,123
		507,327
Construction & Engineering - 0.0%
Skanska AB B Shares	12,786	341,792
Sweco AB B Shares	7,385	96,802
		438,594
Industrial Conglomerates - 0.0%
Investment AB Latour B Shares	5,106	101,368
Lifco AB B Shares	8,022	262,592
		363,960
Machinery - 0.7%
Alfa Laval AB	10,329	614,647
Atlas Copco AB A Shares	89,504	1,814,157
Atlas Copco AB B Shares	56,041	992,357
Epiroc AB A Shares	22,585	619,659
Epiroc AB B Shares	13,571	314,630
Indutrade AB	9,491	196,156
Sandvik AB	38,004	1,569,381
SKF AB B Shares	12,110	310,732
Trelleborg AB B Shares	6,364	264,895
Volvo AB A Shares	6,744	229,660
Volvo AB B Shares	56,761	1,930,769
		8,857,043
Trading Companies & Distributors - 0.0%
AddTech AB B Shares	9,299	327,410
Beijer Ref AB B Shares	13,361	195,667
		523,077
TOTAL INDUSTRIALS		12,728,062
Information Technology - 0.1%
Communications Equipment - 0.1%
Telefonaktiebolaget LM Ericsson B Shares	104,214	1,168,729
Electronic Equipment, Instruments & Components - 0.0%
Hexagon AB B Shares	74,841	619,186
Lagercrantz Group AB B Shares	7,069	185,759
Mycronic AB	5,338	176,825
		981,770
TOTAL INFORMATION TECHNOLOGY		2,150,499
Materials - 0.1%
Chemicals - 0.0%
Hexpol AB B Shares	9,261	69,006
Containers & Packaging - 0.0%
Billerud AB	7,920	51,132
Metals & Mining - 0.1%
Boliden AB	10,135	571,537
SSAB AB B Shares (e)	21,758	201,011
		772,548
Paper & Forest Products - 0.0%
Holmen AB B Shares	3,201	100,556
Svenska Cellulosa AB SCA B Shares	20,803	212,614
		313,170
TOTAL MATERIALS		1,205,856
Real Estate - 0.0%
Real Estate Management & Development - 0.0%
Castellum AB	13,105	172,051
Fabege AB	6,972	53,424
Fastighets AB Balder B Shares (b)	24,782	132,186
Sagax AB B Shares	7,838	124,647
Wallenstam AB B Shares	13,113	53,229
Wihlborgs Fastigheter AB	9,693	75,174
TOTAL REAL ESTATE		610,711
TOTAL SWEDEN		27,022,834
SWITZERLAND - 3.2%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Swisscom AG	905	698,351
Consumer Discretionary - 0.3%
Textiles, Apparel & Luxury Goods - 0.3%
Cie Financiere Richemont SA Series A	19,168	4,424,518
Consumer Staples - 0.7%
Food Products - 0.7%
Chocoladefabriken Lindt & Spruengli AG	34	395,544
Chocoladefabriken Lindt & Spruengli AG participation certificates	4	475,248
Nestle SA	91,889	9,424,610
TOTAL CONSUMER STAPLES		10,295,402
Financials - 1.0%
Capital Markets - 0.6%
Julius Baer Group Ltd	7,339	634,089
Partners Group Holding AG	771	631,876
UBS Group AG	108,430	5,375,875
		6,641,840
Insurance - 0.4%
Helvetia Baloise Holding AG	2,730	704,799
Swiss Life Holding AG	1,018	1,120,808
Zurich Insurance Group AG	5,473	4,048,011
		5,873,618
TOTAL FINANCIALS		12,515,458
Health Care - 0.4%
Health Care Equipment & Supplies - 0.1%
Sonova Holding AG	1,758	417,959
Straumann Holding AG	4,038	530,787
		948,746
Life Sciences Tools & Services - 0.1%
Lonza Group AG	2,505	1,692,115
Pharmaceuticals - 0.2%
Galderma Group AG	6,529	1,485,006
Sandoz Group AG	15,680	1,418,962
		2,903,968
TOTAL HEALTH CARE		5,544,829
Industrials - 0.6%
Building Products - 0.1%
Geberit AG	1,126	752,246
Electrical Equipment - 0.4%
ABB Ltd	55,237	6,008,644
Machinery - 0.1%
Schindler Holding AG participation certificate	1,455	482,599
VAT Group AG (c)(d)	962	840,798
		1,323,397
Marine Transportation - 0.0%
Kuehne + Nagel International AG	1,894	459,318
Professional Services - 0.0%
SGS SA	5,884	682,486
TOTAL INDUSTRIALS		9,226,091
Information Technology - 0.0%
Technology Hardware, Storage & Peripherals - 0.0%
Logitech International SA	5,011	469,719
Materials - 0.2%
Chemicals - 0.2%
DSM-Firmenich AG	8,903	845,050
Givaudan SA	290	1,227,475
Sika AG	5,721	1,179,762
TOTAL MATERIALS		3,252,287
Real Estate - 0.0%
Real Estate Management & Development - 0.0%
Swiss Prime Site AG	2,877	469,649
TOTAL SWITZERLAND		46,896,304
TAIWAN - 9.5%
Communication Services - 0.1%
Diversified Telecommunication Services - 0.1%
Chunghwa Telecom Co Ltd	135,000	600,134
Entertainment - 0.0%
International Games System Co Ltd	9,000	224,506
Wireless Telecommunication Services - 0.0%
Far EasTone Telecommunications Co Ltd	62,000	204,784
Taiwan Mobile Co Ltd	61,000	223,429
		428,213
TOTAL COMMUNICATION SERVICES		1,252,853
Consumer Discretionary - 0.0%
Automobile Components - 0.0%
Cheng Shin Rubber Industry Co Ltd	70,000	66,143
Household Durables - 0.0%
Nien Made Enterprise Co Ltd	7,000	76,598
Specialty Retail - 0.0%
Hotai Motor Co Ltd	14,120	207,866
Textiles, Apparel & Luxury Goods - 0.0%
Eclat Textile Co Ltd	9,000	89,004
Feng TAY Enterprise Co Ltd	23,020	50,930
Makalot Industrial Co Ltd	8,287	57,368
Pou Chen Corp	86,000	68,854
		266,156
TOTAL CONSUMER DISCRETIONARY		616,763
Consumer Staples - 0.0%
Consumer Staples Distribution & Retail - 0.0%
President Chain Store Corp	20,000	140,479
Food Products - 0.0%
Lien Hwa Industrial Holdings Corp	43,381	58,616
Uni-President Enterprises Corp	173,000	406,277
		464,893
TOTAL CONSUMER STAPLES		605,372
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Formosa Petrochemical Corp	60,000	103,591
Financials - 0.8%
Banks - 0.5%
Chang Hwa Commercial Bank Ltd	305,544	231,406
CTBC Financial Holding Co Ltd	700,000	1,571,450
E.Sun Financial Holding Co Ltd	571,743	621,386
Far Eastern International Bank	162,799	66,714
First Financial Holding Co Ltd	412,703	426,296
Hua Nan Financial Holdings Co Ltd	369,944	444,372
Mega Financial Holding Co Ltd	414,524	603,398
Shanghai Commercial & Savings Bank Ltd/The	158,131	213,059
SinoPac Financial Holdings Co Ltd	512,231	647,006
Taichung Commercial Bank Co Ltd	145,694	92,143
Taiwan Business Bank	257,003	143,959
Taiwan Cooperative Financial Holding Co Ltd	404,233	316,788
TS Financial Holding Co Ltd	880,623	925,972
		6,303,949
Capital Markets - 0.0%
Capital Securities Corp (b)	76,000	92,123
Financial Services - 0.1%
Chailease Holding Co Ltd	59,954	222,072
Yuanta Financial Holding Co Ltd	472,533	984,295
		1,206,367
Insurance - 0.2%
Cathay Financial Holding Co Ltd	348,897	1,083,647
Fubon Financial Holding Co Ltd	318,415	1,302,759
KGI Financial Holding Co Ltd	601,530	547,369
		2,933,775
TOTAL FINANCIALS		10,536,214
Health Care - 0.0%
Biotechnology - 0.0%
PharmaEssentia Corp	11,987	507,037
Pharmaceuticals - 0.0%
Caliway Biopharmaceuticals Co Ltd (b)	44,000	139,628
TOTAL HEALTH CARE		646,665
Industrials - 0.2%
Construction & Engineering - 0.0%
United Integrated Services Co Ltd	6,000	253,077
Electrical Equipment - 0.2%
Bizlink Holding Inc	6,120	375,607
Chung-Hsin Electric & Machinery Manufacturing Corp	14,000	78,612
Fortune Electric Co Ltd	7,940	196,321
Shihlin Electric & Engineering Corp	11,000	83,873
Tatung Co Ltd	60,700	52,466
Teco Electric and Machinery Co Ltd	44,000	98,315
Voltronic Power Technology Corp	3,000	103,517
Walsin Lihwa Corp	120,603	143,071
		1,131,782
Industrial Conglomerates - 0.0%
Far Eastern New Century Corp	134,000	120,555
Machinery - 0.0%
Hiwin Technologies Corp	10,479	108,482
Marine Transportation - 0.0%
Evergreen Marine Corp Taiwan Ltd	37,670	219,038
Wan Hai Lines Ltd (b)	49,000	122,259
Yang Ming Marine Transport Corp	60,000	98,247
		439,544
Passenger Airlines - 0.0%
China Airlines Ltd	102,000	76,420
Eva Airways Corp	93,562	132,883
		209,303
Transportation Infrastructure - 0.0%
Taiwan High Speed Rail Corp	77,000	64,231
TOTAL INDUSTRIALS		2,326,974
Information Technology - 8.2%
Communications Equipment - 0.1%
Accton Technology Corp	18,000	1,437,908
Ezconn Corp	2,000	105,434
WNC Corp /Taiwan	13,000	108,127
		1,651,469
Electronic Equipment, Instruments & Components - 1.4%
AUO Corp	243,600	254,634
Chroma ATE Inc	14,000	974,392
Compeq Manufacturing Co Ltd	38,000	282,873
Compeq Manufacturing Co Ltd rights 7/14/2026 (b)	1,071	926
Delta Electronics Inc	69,000	4,340,069
E Ink Holdings Inc	33,000	225,701
Elite Material Co Ltd	12,000	2,077,730
Fositek Corp	2,000	107,176
Foxconn Technology Co Ltd	37,000	64,993
Gold Circuit Electronics Ltd	13,000	500,008
Hon Hai Precision Industry Co Ltd	432,600	3,457,278
Innolux Corp	284,291	630,150
Largan Precision Co Ltd	4,000	542,687
Lotes Co Ltd	3,045	205,685
Nan Ya Printed Circuit Board Corp	8,000	304,495
Simplo Technology Co Ltd	7,000	92,511
Sinbon Electronics Co Ltd	8,000	83,588
Synnex Technology International Corp (b)	47,000	135,359
Taiwan Union Technology Corp	10,000	543,661
Tripod Technology Corp	16,000	263,931
Unimicron Technology Corp	48,879	1,686,348
Wpg Holding Co Ltd	59,920	203,412
WT Microelectronics Co Ltd	23,000	156,100
Yageo Corp	68,404	2,499,120
Zhen Ding Technology Holding Ltd	26,000	524,510
		20,157,337
Semiconductors & Semiconductor Equipment - 6.2%
ADATA Technology Co Ltd	11,000	145,713
Alchip Technologies Ltd	3,000	402,403
AP Memory Technology Corp	5,000	159,807
ASE Technology Holding Co Ltd	125,000	2,793,823
ASPEED Technology Inc	1,000	528,463
eMemory Technology Inc	2,000	188,669
Global Unichip Corp	3,000	465,923
Globalwafers Co Ltd	9,000	290,925
Hon Precision Inc	3,447	709,277
Jentech Precision Industrial Co Ltd	3,000	329,993
King Yuan Electronics Co Ltd	40,000	433,552
Kinsus Interconnect Technology Corp	12,000	343,686
LandMark Optoelectronics Corp	3,000	197,801
Macronix International Co Ltd (b)	69,060	348,003
MediaTek Inc	57,000	7,778,932
MPI Corp	3,000	587,610
Nanya Technology Corp (b)	42,000	615,629
Novatek Microelectronics Corp	22,000	372,626
Phison Electronics Corp	6,000	465,306
Powerchip Semiconductor Manufacturing Corp (b)	119,999	310,017
Powertech Technology Inc	25,000	270,725
Realtek Semiconductor Corp	18,000	460,142
Silicon Motion Technology Corp ADR	1,206	401,996
Sino-American Silicon Products Inc	20,000	115,046
Taiwan Semiconductor Manufacturing Co Ltd	860,000	67,949,092
United Microelectronics Corp (b)	422,000	2,266,976
Vanguard International Semiconductor Corp	36,921	255,319
Win Semiconductors Corp	14,000	193,704
Winbond Electronics Corp	110,708	744,915
WinWay Technology Co Ltd	1,000	259,761
		90,385,834
Technology Hardware, Storage & Peripherals - 0.5%
Acer Inc	105,000	109,968
Advantech Co Ltd	18,028	281,683
Asia Vital Components Co Ltd	12,000	972,164
Asustek Computer Inc (b)	25,000	555,661
AURAS Technology Co Ltd	3,000	97,302
Catcher Technology Co Ltd	21,000	138,509
Chicony Electronics Co Ltd	22,010	72,498
Compal Electronics Inc	145,000	162,654
Gigabyte Technology Co Ltd	19,000	207,910
Inventec Corp	110,000	233,560
King Slide Works Co Ltd	3,000	704,061
Lite-On Technology Corp	77,000	545,780
Micro-Star International Co Ltd	25,000	115,742
Pegatron Corp	72,000	190,764
Quanta Computer Inc	97,000	1,132,600
Wistron Corp (b)	113,058	571,180
Wiwynn Corp	4,000	591,779
		6,683,815
TOTAL INFORMATION TECHNOLOGY		118,878,455
Materials - 0.2%
Chemicals - 0.2%
Formosa Chemicals & Fibre Corp	144,000	248,258
Formosa Plastics Corp	170,000	292,043
Nan Ya Plastics Corp	203,000	1,082,224
		1,622,525
Construction Materials - 0.0%
Asia Cement Corp	90,000	99,413
TCC Group Holdings Co Ltd	243,162	184,718
		284,131
Metals & Mining - 0.0%
China Steel Corp	430,000	255,296
TA Chen Stainless Pipe	74,732	95,255
		350,551
TOTAL MATERIALS		2,257,207
Real Estate - 0.0%
Real Estate Management & Development - 0.0%
Highwealth Construction Corp	60,660	82,374
TOTAL TAIWAN		137,306,468
THAILAND - 0.4%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
True Corp PCL	57,977	22,565
True Corp PCL depository receipt	518,003	201,614
		224,179
Media - 0.0%
VGI PCL warrants (b)	9,600	3
VGI PCL warrants 5/23/2027 (b)	9,690	3
		6
Wireless Telecommunication Services - 0.0%
Advanced Info Service PCL	3,200	35,443
Advanced Info Service PCL depository receipt	35,200	389,871
		425,314
TOTAL COMMUNICATION SERVICES		649,499
Consumer Discretionary - 0.0%
Broadline Retail - 0.0%
Central Retail Corp PCL	741	527
Central Retail Corp PCL depository receipt	104,800	74,592
		75,119
Hotels, Restaurants & Leisure - 0.0%
Asset World Corp PCL depository receipt	273,500	22,215
Central Plaza Hotel PCL depository receipt	18,200	20,397
Minor International PCL	3,210	2,399
Minor International PCL depository receipt	95,238	71,185
		116,196
Specialty Retail - 0.0%
Home Product Center PCL	9,000	1,786
Home Product Center PCL depository receipt	131,200	26,041
PTT Oil & Retail Business PCL depository receipt	102,600	38,757
Siam Global House PCL depository receipt	67,577	14,556
		81,140
TOTAL CONSUMER DISCRETIONARY		272,455
Consumer Staples - 0.0%
Beverages - 0.0%
Osotspa PCL depository receipt	45,000	23,713
Thai Beverage PCL	274,900	92,868
		116,581
Consumer Staples Distribution & Retail - 0.0%
CP ALL PCL	7,800	11,029
CP ALL PCL depository receipt	148,600	210,118
		221,147
Food Products - 0.0%
Charoen Pokphand Foods PCL depository receipt	120,500	71,193
Thai Union Group PCL depository receipt	70,600	24,942
Thaifoods Group PCL depository receipt	99,500	33,065
		129,200
TOTAL CONSUMER STAPLES		466,928
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Banpu PCL depository receipt	139,100	22,567
PTT Exploration & Production PCL	8,300	33,350
PTT Exploration & Production PCL depository receipt	41,200	165,546
PTT PCL	22,700	24,279
PTT PCL depository receipt	286,700	306,642
Thai Oil PCL	3,254	4,761
Thai Oil PCL depository receipt	28,622	41,882
TOTAL ENERGY		599,027
Financials - 0.2%
Banks - 0.2%
Bangkok Bank PCL depository receipt	20,400	110,557
Kasikornbank PCL depository receipt	41,300	271,539
Kiatnakin Phatra Bank PCL	800	2,429
Kiatnakin Phatra Bank PCL depository receipt	12,100	36,747
Krung Thai Bank PCL	7,200	8,263
Krung Thai Bank PCL depository receipt	116,600	133,812
SCB X PCL	6,050	27,021
SCB X PCL depository receipt	24,000	107,189
Thanachart Capital PCL depository receipt	18,200	37,061
Tisco Financial Group PCL	1,300	4,623
Tisco Financial Group PCL depository receipt	12,700	45,164
TMBThanachart Bank PCL	157,472	11,689
TMBThanachart Bank PCL depository receipt	1,539,156	114,254
		910,348
Consumer Finance - 0.0%
Krungthai Card PCL depository receipt	33,500	33,687
Muangthai Capital PCL depository receipt	24,400	23,351
Srisawad Corp PCL depository receipt	28,724	20,127
TIDLOR Holdings PCL depository receipt	55,175	31,919
		109,084
Insurance - 0.0%
Thai Life Insurance PCL	26,100	9,091
Thai Life Insurance PCL depository receipt	48,500	16,894
		25,985
TOTAL FINANCIALS		1,045,417
Health Care - 0.0%
Health Care Providers & Services - 0.0%
Bangkok Dusit Medical Services PCL depository receipt	171,800	100,051
Bumrungrad Hospital Pcl depository receipt	13,900	79,044
TOTAL HEALTH CARE		179,095
Industrials - 0.0%
Ground Transportation - 0.0%
BTS Group Holdings PCL depository receipt (b)	293,644	18,615
Transportation Infrastructure - 0.0%
Airports of Thailand PCL	14,300	27,844
Airports of Thailand PCL depository receipt	138,000	268,701
Bangkok Expressway & Metro PCL	40,400	7,559
Bangkok Expressway & Metro PCL depository receipt	219,800	41,130
		345,234
TOTAL INDUSTRIALS		363,849
Information Technology - 0.2%
Electronic Equipment, Instruments & Components - 0.2%
Delta Electronics Thailand PCL depository receipt	164,500	1,639,842
Materials - 0.0%
Chemicals - 0.0%
Indorama Ventures PCL depository receipt	68,300	45,370
PTT Global Chemical PCL depository receipt	58,300	58,973
		104,343
Construction Materials - 0.0%
Siam Cement PCL/The	500	3,687
Siam Cement PCL/The depository receipt	10,100	74,493
		78,180
Containers & Packaging - 0.0%
SCG Packaging PCL depository receipt	43,900	37,865
TOTAL MATERIALS		220,388
Real Estate - 0.0%
Real Estate Management & Development - 0.0%
Central Pattana PCL depository receipt	46,800	94,812
WHA Corp PCL depository receipt	265,300	41,307
TOTAL REAL ESTATE		136,119
Utilities - 0.0%
Independent Power and Renewable Electricity Producers - 0.0%
Electricity Generating PCL depository receipt	8,400	30,433
Energy Absolute PCL warrants 2/13/2028 (b)	366	7
Global Power Synergy PCL	1,646	2,200
Global Power Synergy PCL depository receipt	22,000	29,411
Gulf Development PCL	20,698	38,447
Gulf Development PCL depository receipt	241,948	449,426
TOTAL UTILITIES		549,924
TOTAL THAILAND		6,122,543
TURKEY - 0.3%
Communication Services - 0.0%
Wireless Telecommunication Services - 0.0%
Turkcell Iletisim Hizmetleri AS	43,157	99,366
Consumer Discretionary - 0.0%
Automobiles - 0.0%
Ford Otomotiv Sanayi AS	26,124	47,352
Tofas Turk Otomobil Fabrikasi AS	4,319	28,518
		75,870
Household Durables - 0.0%
Arcelik AS (b)	5,495	11,703
Specialty Retail - 0.0%
Dogan Sirketler Grubu Holding AS	31,421	13,809
Dogus Otomotiv Servis ve Ticaret AS	3,207	12,327
		26,136
Textiles, Apparel & Luxury Goods - 0.0%
Aksa (Akrilik Kimya Sanayi)	55,421	14,376
Isiklar Enerji ve Yapi Holding AS (b)	16,009	52,167
Mavi Giyim Sanayi Ve Ticaret AS Class B (c)(d)	21,023	16,964
		83,507
TOTAL CONSUMER DISCRETIONARY		197,216
Consumer Staples - 0.0%
Beverages - 0.0%
Anadolu Efes Biracilik Ve Malt Sanayii AS	72,708	32,795
Coca-Cola Icecek AS	30,724	54,702
		87,497
Consumer Staples Distribution & Retail - 0.0%
BIM Birlesik Magazalar AS	32,472	254,263
Migros Ticaret AS	3,126	44,867
Sok Marketler Ticaret AS (b)	10,333	10,255
		309,385
Food Products - 0.0%
Ulker Biskuvi Sanayi AS	6,856	14,595
TOTAL CONSUMER STAPLES		411,477
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Turkiye Petrol Rafinerileri AS	32,394	157,990
Financials - 0.1%
Banks - 0.1%
Akbank TAS	109,176	180,220
Haci Omer Sabanci Holding AS	47,499	99,282
Turkiye Is Bankasi AS Class C	299,219	95,001
Yapi ve Kredi Bankasi AS (b)	117,355	100,986
		475,489
Capital Markets - 0.0%
Is Yatirim Menkul Degerler AS	21,072	16,308
Tera Yatirim Menkul Degerler AS	7,574	28,740
		45,048
Consumer Finance - 0.0%
Katilimevim Tasarruf Finansman AS	45,667	170,837
Financial Services - 0.0%
Borusan Yatirim ve Pazarlama AS	211	8,468
Destek Finans Faktoring AS (b)	2,972	230,802
Global Yatirim Holding AS	38,466	15,017
Turkiye Sinai Kalkinma Bankasi AS	50,106	12,761
		267,048
Insurance - 0.0%
Anadolu Anonim Turk Sigorta Sirketi	28,091	16,476
Turkiye Sigorta AS	131,026	17,331
		33,807
TOTAL FINANCIALS		992,229
Health Care - 0.0%
Health Care Providers & Services - 0.0%
MLP Saglik Hizmetleri AS (b)(c)(d)	2,204	20,317
Industrials - 0.2%
Aerospace & Defense - 0.1%
Aselsan Elektronik Sanayi Ve Ticaret AS	42,407	313,646
Air Freight & Logistics - 0.0%
Reysas Tasimacilik ve Lojistik Ticaret AS (b)	39,013	18,350
Construction & Engineering - 0.0%
Enka Insaat ve Sanayi AS	60,424	117,231
Ral Yatirim Holding AS (b)	4,433	18,209
Tekfen Holding AS	5,170	14,940
		150,380
Electrical Equipment - 0.0%
Astor Transformator Enerji Turizm Insaat Ve Petrol Sanayi Ticaret AS	13,086	77,568
Sarkuysan Elektrolitik Bakir Sanayi ve Ticaret AS	27,067	15,412
		92,980
Ground Transportation - 0.0%
LDR Turizm AS	8,951	16,886
Pasifik Eurasia Lojistik Dis Ticaret AS (b)	7,553	16,743
		33,629
Industrial Conglomerates - 0.1%
AG Anadolu Grubu Holding AS Class A	45,706	33,883
Alarko Holding AS	6,867	15,855
Bera Holding AS (b)	21,429	7,323
KOC Holding AS	45,762	189,832
Turkiye Sise ve Cam Fabrikalari AS	41,727	39,628
		286,521
Machinery - 0.0%
Otokar Otomotiv Ve Savunma Sanayi A.S. (b)	1,370	11,036
Turk Traktor ve Ziraat Makineleri AS (b)	1,105	10,387
		21,423
Passenger Airlines - 0.0%
Pegasus Hava Tasimaciligi AS (b)	8,175	30,687
Turk Hava Yollari AO	19,764	138,126
		168,813
Transportation Infrastructure - 0.0%
TAV Havalimanlari Holding AS (b)	6,853	41,467
TOTAL INDUSTRIALS		1,127,209
Information Technology - 0.0%
IT Services - 0.0%
Odine Solutions Teknoloji Ticaret VE Sanayi AS (b)	1,123	46,200
Software - 0.0%
MIA Teknoloji AS (b)	9,957	7,833
TOTAL INFORMATION TECHNOLOGY		54,033
Materials - 0.0%
Chemicals - 0.0%
Hektas Ticaret TAS (b)	156,929	11,102
Petkim Petrokimya Holding AS (b)	41,902	17,166
Sasa Polyester Sanayi AS (b)	384,389	20,190
		48,458
Construction Materials - 0.0%
Baticim Bati Anadolu Sanayi ve Ticaret Anonim Sirketi (b)	125,042	16,111
Cimsa Cimento Sanayi VE Ticaret AS	13,331	13,461
Nuh Cimento Sanayi AS	2,420	11,449
Oyak Cimento Fabrikalari AS	39,458	17,341
		58,362
Metals & Mining - 0.0%
Borusan Birlesik Boru Fabrikalari Sanayi ve Ticaret AS (b)	1,308	15,843
Eldorado Gold Corp	7,143	222,311
Eregli Demir ve Celik Fabrikalari TAS	125,967	109,315
Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS Class D (b)	26,764	22,836
TR Anadolu Metal Madencilik Isletmeleri AS (b)	6,873	16,355
Turk Altin Isletmeleri AS (b)	33,694	33,675
		420,335
TOTAL MATERIALS		527,155
Real Estate - 0.0%
Diversified REITs - 0.0%
Peker Gayrimenkul Yatirim Ortakligi AS (b)	120,646	36,132
Industrial REITs - 0.0%
Reysas Gayrimenkul Yatirim Ortakligi AS (b)	20,695	13,265
Real Estate Management & Development - 0.0%
Kuyumcukent Gayrimenkul Yatirimlari AS (b)	12,232	19,182
LYDIA HOLDING AS (b)	3,007	11,732
Tera Yatirim Teknoloji Holding AS (b)	39,103	31,437
Ufuk Yatirim Yonetim ve Gayrimenkul AS (b)	657	24,733
		87,084
Residential REITs - 0.0%
Emlak Konut Gayrimenkul Yatirim Ortakligi AS	67,387	29,875
TOTAL REAL ESTATE		166,356
Utilities - 0.0%
Electric Utilities - 0.0%
Enerjisa Enerji AS (c)(d)	8,198	17,996
Gas Utilities - 0.0%
Ahlatci Dogal Gaz Dagitim Enerji VE Yatirim AS (b)	23,366	20,037
Enerya Enerji AS	87,027	20,056
		40,093
Independent Power and Renewable Electricity Producers - 0.0%
Aksa Enerji Uretim AS (b)	8,784	15,300
Margun Enerji Uretim Sanayi VE Ticaret AS	24,902	16,742
		32,042
TOTAL UTILITIES		90,131
TOTAL TURKEY		3,843,479
UNITED ARAB EMIRATES - 0.4%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Emirates Telecommunications Group Co PJSC	124,187	649,202
Consumer Discretionary - 0.0%
Hotels, Restaurants & Leisure - 0.0%
Americana Restaurants International PLC - Foreign Co	103,285	57,087
Specialty Retail - 0.0%
Abu Dhabi National Oil Co for Distribution PJSC	100,202	106,946
TOTAL CONSUMER DISCRETIONARY		164,033
Energy - 0.0%
Energy Equipment & Services - 0.0%
ADNOC Drilling Co PJSC	91,560	142,845
Oil, Gas & Consumable Fuels - 0.0%
ADNOC Logistics & Services	50,375	82,568
TOTAL ENERGY		225,413
Financials - 0.3%
Banks - 0.3%
Abu Dhabi Commercial Bank PJSC	112,921	444,576
Abu Dhabi Islamic Bank PJSC	52,299	294,474
Dubai Islamic Bank PJSC	103,394	209,727
Emirates NBD Bank PJSC	87,880	707,289
First Abu Dhabi Bank PJSC	157,260	727,897
TOTAL FINANCIALS		2,383,963
Health Care - 0.0%
Health Care Providers & Services - 0.0%
Pure Health Holding PJSC	90,710	54,582
Industrials - 0.0%
Industrial Conglomerates - 0.0%
Dubai Investments PJSC	72,532	73,267
Modon Holding PSC (b)	109,618	89,239
		162,506
Passenger Airlines - 0.0%
Air Arabia PJSC	81,495	120,929
Transportation Infrastructure - 0.0%
Salik Co PJSC	65,386	104,680
TOTAL INDUSTRIALS		388,115
Real Estate - 0.1%
Real Estate Management & Development - 0.1%
Aldar Properties PJSC	135,800	306,149
Emaar Development PJSC	29,909	112,541
Emaar Properties PJSC	220,668	716,174
TOTAL REAL ESTATE		1,134,864
Utilities - 0.0%
Multi-Utilities - 0.0%
Dubai Electricity & Water Authority PJSC	322,132	243,827
TOTAL UNITED ARAB EMIRATES		5,243,999
UNITED KINGDOM - 6.3%
Communication Services - 0.2%
Diversified Telecommunication Services - 0.0%
BT Group PLC	202,405	510,381
Interactive Media & Services - 0.0%
Autotrader Group PLC (c)(d)	29,717	196,781
Rightmove PLC	27,072	157,356
		354,137
Media - 0.0%
Informa PLC	45,820	549,554
Wireless Telecommunication Services - 0.2%
Vodafone Group PLC	697,083	922,633
TOTAL COMMUNICATION SERVICES		2,336,705
Consumer Discretionary - 0.3%
Broadline Retail - 0.1%
Next PLC	4,105	791,986
Diversified Consumer Services - 0.0%
Pearson PLC	22,437	356,554
Hotels, Restaurants & Leisure - 0.2%
Compass Group PLC	60,620	1,958,027
Entain PLC	22,732	168,451
Whitbread PLC	5,979	189,626
		2,316,104
Household Durables - 0.0%
Barratt Redrow PLC	50,311	187,628
Persimmon PLC	11,338	157,913
		345,541
Leisure Products - 0.0%
Games Workshop Group PLC	1,181	338,372
Specialty Retail - 0.0%
Kingfisher PLC	59,984	225,220
TOTAL CONSUMER DISCRETIONARY		4,373,777
Consumer Staples - 1.1%
Beverages - 0.2%
Coca-Cola Europacific Partners PLC	7,368	737,315
Diageo PLC	79,392	1,598,963
		2,336,278
Consumer Staples Distribution & Retail - 0.1%
J Sainsbury PLC	59,888	254,044
Marks & Spencer Group PLC	73,513	362,885
Tesco PLC	227,614	1,387,558
		2,004,487
Food Products - 0.0%
Associated British Foods PLC	10,119	266,014
Household Products - 0.1%
Reckitt Benckiser Group PLC	22,998	1,497,942
Personal Care Products - 0.3%
Unilever PLC	77,746	4,670,016
Tobacco - 0.4%
British American Tobacco PLC	70,589	4,368,258
Imperial Brands PLC	26,506	979,632
		5,347,890
TOTAL CONSUMER STAPLES		16,122,627
Energy - 0.0%
Energy Equipment & Services - 0.0%
Subsea 7 SA	8,140	277,953
Oil, Gas & Consumable Fuels - 0.0%
DCC PLC	3,049	252,367
TOTAL ENERGY		530,320
Financials - 2.1%
Banks - 1.6%
Barclays PLC	492,443	3,299,861
HSBC Holdings PLC	612,479	11,581,546
Lloyds Banking Group PLC	2,103,458	3,078,470
NatWest Group PLC	284,593	2,511,235
Standard Chartered PLC	65,851	1,780,781
		22,251,893
Capital Markets - 0.3%
3i Group PLC	36,539	1,201,545
Aberdeen Group PLC	65,283	206,268
ICG PLC	10,336	231,565
IG Group Holdings PLC	11,946	288,076
London Stock Exchange Group PLC	16,221	1,753,743
Schroders PLC	31,569	246,014
St James's Place PLC	18,778	301,761
		4,228,972
Financial Services - 0.0%
M&G PLC	81,848	365,003
Wise Group PLC Class A (United Kingdom)	24,761	296,978
		661,981
Insurance - 0.2%
Admiral Group PLC	9,610	453,800
Aviva PLC	109,049	940,198
Beazley PLC	21,423	365,721
Hiscox Ltd	11,520	282,234
Legal & General Group PLC	202,781	769,280
Standard Life PLC	28,792	318,132
		3,129,365
TOTAL FINANCIALS		30,272,211
Health Care - 1.0%
Health Care Equipment & Supplies - 0.0%
Convatec Group PLC (c)(d)	60,534	172,635
Smith & Nephew PLC	30,293	437,800
		610,435
Pharmaceuticals - 1.0%
Astrazeneca PLC	55,309	10,344,412
GSK PLC	145,353	3,815,938
		14,160,350
TOTAL HEALTH CARE		14,770,785
Industrials - 1.1%
Aerospace & Defense - 0.6%
Babcock International Group PLC	17,744	224,021
BAE Systems PLC	106,969	2,621,450
Melrose Industries PLC	41,861	263,695
Rolls-Royce Holdings PLC	300,535	5,761,149
		8,870,315
Commercial Services & Supplies - 0.0%
Rentokil Initial PLC	84,669	481,510
Verisure PLC (b)	8,034	89,593
		571,103
Industrial Conglomerates - 0.1%
CK Hutchison Holdings Ltd	97,000	822,137
Smiths Group PLC	11,269	382,663
		1,204,800
Machinery - 0.1%
IMI PLC	8,861	348,379
Spirax Group PLC	2,656	240,801
Weir Group PLC/The	9,270	295,600
		884,780
Passenger Airlines - 0.0%
International Consolidated Airlines Group SA	81,436	515,799
Professional Services - 0.2%
Intertek Group PLC	5,489	422,655
RELX PLC	64,667	2,043,789
		2,466,444
Trading Companies & Distributors - 0.1%
Bunzl PLC	11,560	403,278
Diploma PLC	4,785	452,546
Howden Joinery Group PLC	19,151	212,748
		1,068,572
TOTAL INDUSTRIALS		15,581,813
Information Technology - 0.0%
Electronic Equipment, Instruments & Components - 0.0%
Halma PLC	13,481	703,473
Software - 0.0%
Sage Group PLC/The	34,039	368,432
TOTAL INFORMATION TECHNOLOGY		1,071,905
Materials - 0.0%
Chemicals - 0.0%
Croda International PLC	4,975	199,556
Real Estate - 0.1%
Diversified REITs - 0.0%
British Land Co PLC/The	35,301	193,668
Land Securities Group PLC	26,254	226,182
		419,850
Industrial REITs - 0.1%
Segro PLC	48,729	565,700
Tritax Big Box REIT PLC	86,628	185,461
		751,161
TOTAL REAL ESTATE		1,171,011
Utilities - 0.4%
Electric Utilities - 0.1%
SSE PLC	43,201	1,393,774
Multi-Utilities - 0.2%
Centrica PLC	164,245	372,219
National Grid PLC	177,292	2,924,206
		3,296,425
Water Utilities - 0.1%
Severn Trent PLC	9,456	370,768
United Utilities Group PLC	24,285	421,666
		792,434
TOTAL UTILITIES		5,482,633
TOTAL UNITED KINGDOM		91,913,343
UNITED STATES - 4.1%
Communication Services - 0.2%
Entertainment - 0.2%
Spotify Technology SA (b)	5,575	2,559,650
Consumer Discretionary - 0.0%
Automobiles - 0.0%
Stellantis NV (Italy) (b)	72,251	410,747
Hotels, Restaurants & Leisure - 0.0%
InterContinental Hotels Group PLC	5,398	929,806
TOTAL CONSUMER DISCRETIONARY		1,340,553
Consumer Staples - 0.0%
Food Products - 0.0%
JBS NV depository receipt	12,962	152,788
Energy - 0.8%
Energy Equipment & Services - 0.0%
Tenaris SA	11,891	329,170
Oil, Gas & Consumable Fuels - 0.8%
BP PLC	560,095	3,452,284
DHT Holdings Inc	4,556	75,311
Shell PLC	202,497	7,868,019
		11,395,614
TOTAL ENERGY		11,724,784
Financials - 0.1%
Insurance - 0.1%
Swiss Re AG	10,655	1,694,514
Health Care - 2.0%
Biotechnology - 0.1%
BeOne Medicines Ltd H Shares (b)	33,554	729,021
Legend Biotech Corp ADR (b)	2,891	83,492
		812,513
Health Care Equipment & Supplies - 0.1%
Alcon AG	17,813	1,203,700
Life Sciences Tools & Services - 0.0%
ICON PLC (b)(e)	2,713	471,275
QIAGEN NV (Germany)	7,364	285,238
		756,513
Pharmaceuticals - 1.8%
Belite Bio Inc ADR (b)	641	98,704
Haleon PLC	317,622	1,463,649
Novartis AG	67,794	10,595,688
Roche Holding AG	25,056	10,320,095
Roche Holding AG bearer shares	1,026	430,717
Sanofi SA	38,273	3,272,481
Structure Therapeutics Inc ADR (b)	2,289	122,851
		26,304,185
TOTAL HEALTH CARE		29,076,911
Industrials - 0.8%
Commercial Services & Supplies - 0.1%
GFL Environmental Inc Subordinate Voting Shares	9,468	348,145
Waste Connections Inc	9,117	1,519,596
		1,867,741
Construction & Engineering - 0.1%
Ferrovial NV	17,434	1,194,807
Electrical Equipment - 0.5%
Schneider Electric SE	19,300	6,315,458
Marine Transportation - 0.0%
AP Moller - Maersk A/S Series A	96	221,595
AP Moller - Maersk A/S Series B	154	365,835
		587,430
Professional Services - 0.1%
Experian PLC	32,551	1,097,998
TOTAL INDUSTRIALS		11,063,434
Information Technology - 0.0%
Software - 0.0%
JFrog Ltd (b)(e)	3,628	329,713
Monday.com Ltd (b)	1,423	103,010
Octave Intelligence PLC Class B	7,436	121,207
TOTAL INFORMATION TECHNOLOGY		553,930
Materials - 0.2%
Construction Materials - 0.2%
Buzzi SpA	3,091	158,188
Holcim AG	17,978	1,620,946
James Hardie Industries PLC depository receipt (b)	20,633	545,522
Titan SA (Greece)	1,363	80,905
TOTAL MATERIALS		2,405,561
TOTAL UNITED STATES		60,572,125
ZAMBIA - 0.0%
Materials - 0.0%
Metals & Mining - 0.0%
First Quantum Minerals Ltd (b)	24,082	657,808
TOTAL COMMON STOCKS (Cost $979,368,698)		1,412,670,031

Non-Convertible Preferred Stocks - 0.4%
	Shares	Value ($)
COLOMBIA - 0.0%
Financials - 0.0%
Banks - 0.0%
Grupo Cibest SA non-voting shares	15,540	307,325
GERMANY - 0.1%
Consumer Discretionary - 0.1%
Automobiles - 0.1%
Porsche Automobil Holding SE	5,474	168,624
Volkswagen AG non-voting shares	7,355	590,028
TOTAL CONSUMER DISCRETIONARY		758,652
Consumer Staples - 0.0%
Household Products - 0.0%
Henkel AG & Co KGaA non-voting shares	5,719	480,549
Health Care - 0.0%
Life Sciences Tools & Services - 0.0%
Sartorius AG	894	234,533
TOTAL GERMANY		1,473,734
KOREA (SOUTH) - 0.3%
Consumer Discretionary - 0.0%
Automobiles - 0.0%
Hyundai Motor Co non-voting shares	803	114,174
Hyundai Motor Co Series 2	1,144	161,513
TOTAL CONSUMER DISCRETIONARY		275,687
Information Technology - 0.3%
Technology Hardware, Storage & Peripherals - 0.3%
Samsung Electronics Co Ltd non-voting shares	28,815	4,066,919
Materials - 0.0%
Chemicals - 0.0%
LG Chem Ltd non-voting shares	35	3,127
TOTAL KOREA (SOUTH)		4,345,733
RUSSIA - 0.0%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Surgutneftegas PAO (b)(f)	105,000	0
Transneft PJSC (b)(f)	2,400	0
TOTAL ENERGY		0
Financials - 0.0%
Banks - 0.0%
Sberbank of Russia PJSC (b)(f)	15,430	0
TOTAL RUSSIA		0
TOTAL NON-CONVERTIBLE PREFERRED STOCKS (Cost $3,991,682)		6,126,792

U.S. Treasury Obligations - 0.1%
	Yield (%) (g)	Principal Amount (a)	Value ($)
US Treasury Bills 0% 8/13/2026 (h) (Cost $1,119,152)	3.64	1,124,000	1,119,101

Money Market Funds - 3.6%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (i)	3.69	31,498,920	31,505,220
Fidelity Securities Lending Cash Central Fund (i)(j)	3.69	21,598,448	21,600,608
TOTAL MONEY MARKET FUNDS (Cost $53,105,822)			53,105,828

TOTAL INVESTMENT IN SECURITIES - 100.8% (Cost $1,037,585,354)	1,473,021,752
NET OTHER ASSETS (LIABILITIES) - (0.8)%	(11,880,036)
NET ASSETS - 100.0%	1,461,141,716

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value and Unrealized Appreciation/ (Depreciation) ($)
LONG
ICE MSCI EAFE Index Contracts (United States)	147	9/2026	23,117,955	(65,378)
ICE MSCI Emerging Markets Index Contracts (United States)	153	9/2026	13,443,345	(89,234)
TME S&P/TSX 60 Index Contracts (Canada)	11	9/2026	3,188,817	1,789
TOTAL LONG				(152,823)

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Non-income producing.
(c)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $19,611,817 or 1.3% of net assets.

(d)
Security exempt from registration under Regulation S of the Securities Act of 1933 and may be resold to qualified foreign investors outside of the United States. At the end of the period, the value of securities amounted to $20,037,003 or 1.4% of net assets.

(e)	Security or a portion of the security is on loan at period end.
(f)	Level 3 security.
(g)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(h)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $1,119,101.
(i)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(j)	Investment made with cash collateral received from securities on loan.
Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	31,091,882	223,220,609	222,807,277	516,553	(334)	340	31,505,220	31,498,920	0.0%
Fidelity Securities Lending Cash Central Fund	17,616,098	86,028,105	82,043,596	104,136	(180)	181	21,600,608	21,598,448	0.0%
Total	48,707,980	309,248,714	304,850,873	620,689	(514)	521	53,105,828

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.
Investment Valuation

The following is a summary of the inputs used, as of June 30, 2026, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Common Stocks
Communication Services	59,740,740	14,881,681	44,859,059	-
Consumer Discretionary	110,583,570	22,858,871	87,724,699	-
Consumer Staples	69,805,161	17,329,225	52,475,936	-
Energy	59,581,558	33,640,787	25,940,771	-
Financials	335,932,623	136,592,099	199,340,524	-
Health Care	94,027,207	36,205,473	57,821,734	-
Industrials	205,808,763	47,938,081	157,870,682	-
Information Technology	317,023,601	22,434,873	294,588,728	-
Materials	92,440,737	35,042,688	57,398,049	-
Real Estate	24,167,437	9,799,840	14,367,597	-
Utilities	43,558,634	15,836,382	27,722,252	-

Non-Convertible Preferred Stocks
Consumer Discretionary	1,034,339	168,624	865,715	-
Consumer Staples	480,549	480,549	-	-
Energy	-	-	-	-
Financials	307,325	307,325	-	-
Health Care	234,533	234,533	-	-
Information Technology	4,066,919	-	4,066,919	-
Materials	3,127	-	3,127	-

U.S. Treasury Obligations	1,119,101	-	1,119,101	-

Money Market Funds	53,105,828	53,105,828	-	-
Total Investments in Securities:	1,473,021,752	446,856,859	1,026,164,893	-
Derivative Instruments:

Assets
Futures Contracts	1,789	1,789	-	-
Total Assets	1,789	1,789	-	-

Liabilities
Futures Contracts	(154,612)	(154,612)	-	-
Total Liabilities	(154,612)	(154,612)	-	-
Total Derivative Instruments:	(152,823)	(152,823)	-	-
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of June 30, 2026. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset ($)	Liability ($)
Equity Risk
Futures Contracts (a)	1,789	(154,612)
Total Equity Risk	1,789	(154,612)
Total Value of Derivatives	1,789	(154,612)

(a)Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).
VIP International Index Portfolio
Financial Statements (Unaudited)
Statement of Assets and Liabilities
As of June 30, 2026 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $21,480,513) - See accompanying schedule:
Unaffiliated issuers (cost $984,479,532)	$1,419,915,924
Fidelity Central Funds (cost $53,105,822)	53,105,828

Total Investment in Securities (cost $1,037,585,354)		$1,473,021,752
Segregated cash with brokers for derivative instruments		507,588
Foreign currency held at value (cost $3,255,546)		3,216,460
Receivable for investments sold
Regular delivery		77,952
Delayed delivery		8,785
Receivable for fund shares sold		2,646,254
Dividends receivable		2,126,457
Reclaims receivable		1,891,830
Distributions receivable from Fidelity Central Funds		96,859
Receivable for variation margin on futures contracts		274,535
Other receivables		2,618
Total assets		1,483,871,090
Liabilities
Payable for investments purchased
Regular delivery	$14,965
Delayed delivery	8,785
Payable for fund shares redeemed	126,376
Accrued management fee	192,306
Distribution and service plan fees payable	73,157
Other payables and accrued expenses	712,987
Collateral on securities loaned	21,600,798
Total liabilities		22,729,374
Net Assets		$1,461,141,716
Net Assets consist of:
Paid in capital		$1,053,065,681
Total accumulated earnings (loss)		408,076,035
Net Assets		$1,461,141,716

Net Asset Value and Maximum Offering Price
Initial Class :
Net Asset Value, offering price and redemption price per share ($1,074,733,885 ÷ 66,706,777 shares)		$16.11
Service Class :
Net Asset Value, offering price and redemption price per share ($40,000,946 ÷ 2,484,108 shares)		$16.10
Service Class 2 :
Net Asset Value, offering price and redemption price per share ($346,406,885 ÷ 21,661,935 shares)		$15.99
Statement of Operations
Six months ended June 30, 2026 (Unaudited)
Investment Income
Dividends		$21,377,974
Interest		11,674
Income from Fidelity Central Funds (including $104,136 from security lending)		620,689
Security lending		2,994
Income before foreign taxes withheld		$22,013,331
Less foreign taxes withheld		(2,142,624)
Total income		19,870,707
Expenses
Management fee	$1,065,761
Distribution and service plan fees	393,502
Independent trustees' fees and expenses	1,408
Total expenses before reductions	1,460,671
Expense reductions	(11,067)
Total expenses after reductions		1,449,604
Net Investment income (loss)		18,421,103
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers (net of foreign taxes of $27,024)	(7,100,991)
Fidelity Central Funds	(514)
Foreign currency transactions	4,080
Futures contracts	2,471,614
Total net realized gain (loss)		(4,625,811)
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers (net of decrease in deferred foreign taxes of $611,989)	160,836,077
Fidelity Central Funds	521
Assets and liabilities in foreign currencies	(106,059)
Futures contracts	(400,083)
Total change in net unrealized appreciation (depreciation)		160,330,456
Net gain (loss)		155,704,645
Net increase (decrease) in net assets resulting from operations		$174,125,748
Statement of Changes in Net Assets

	Six months ended June 30, 2026 (Unaudited)	Year ended December 31, 2025
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$18,421,103	$21,046,415
Net realized gain (loss)	(4,625,811)	(614,695)
Change in net unrealized appreciation (depreciation)	160,330,456	212,940,332
Net increase (decrease) in net assets resulting from operations	174,125,748	233,372,052
Distributions to shareholders	(1,446,118)	(26,142,700)

Share transactions - net increase (decrease)	165,670,306	302,767,081
Total increase (decrease) in net assets	338,349,936	509,996,433

Net Assets
Beginning of period	1,122,791,780	612,795,347
End of period	$1,461,141,716	$1,122,791,780

Financial Highlights
VIP International Index Portfolio Initial Class

	Six months ended June 30, 2026 (Unaudited)	Years ended December 31, 2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$14.05	$10.83	$10.61	$9.40	$11.45	$10.95
Income from Investment Operations
Net investment income (loss) A,B	.21	.33	.30	.29	.29	.28
Net realized and unrealized gain (loss)	1.87	3.25	.25	1.21	(2.12)	.56
Total from investment operations	2.08	3.58	.55	1.50	(1.83)	.84
Distributions from net investment income	(.02)	(.36)	(.33)	(.29)	(.22)	(.30)
Distributions from net realized gain	-	-	-	-	-	(.04)
Total distributions	(.02)	(.36)	(.33)	(.29)	(.22)	(.34)
Net asset value, end of period	$16.11	$14.05	$10.83	$10.61	$9.40	$11.45
Total Return C,D,E	14.80%	33.15%	5.11%	16.16%	(16.02)%	7.72%
Ratios to Average Net Assets B,F,G
Expenses before reductions	.16% H	.16%	.17%	.17%	.17%	.17%
Expenses net of fee waivers, if any	.16 % H	.16%	.17%	.17%	.17%	.17%
Expenses net of all reductions, if any	.16% H	.16%	.16%	.17%	.17%	.17%
Net investment income (loss)	2.82% H	2.56%	2.70%	2.85%	2.96%	2.38%
Supplemental Data
Net assets, end of period (000 omitted)	$1,074,734	$837,326	$481,218	$432,410	$313,947	$346,107
Portfolio turnover rate I	10 % H	4%	5%	6%	20%	18%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal returns for periods of less than one year are not annualized.
DTotal returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAnnualized.
IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
VIP International Index Portfolio Service Class

	Six months ended June 30, 2026 (Unaudited)	Years ended December 31, 2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$14.05	$10.83	$10.61	$9.40	$11.44	$10.94
Income from Investment Operations
Net investment income (loss) A,B	.21	.32	.29	.28	.30	.27
Net realized and unrealized gain (loss)	1.86	3.25	.25	1.21	(2.14)	.56
Total from investment operations	2.07	3.57	.54	1.49	(1.84)	.83
Distributions from net investment income	(.02)	(.35)	(.32)	(.28)	(.20)	(.29)
Distributions from net realized gain	-	-	-	-	-	(.04)
Total distributions	(.02)	(.35)	(.32)	(.28)	(.20)	(.33)
Net asset value, end of period	$16.10	$14.05	$10.83	$10.61	$9.40	$11.44
Total Return C,D,E	14.71%	33.06%	5.01%	16.04%	(16.13)%	7.65%
Ratios to Average Net Assets B,F,G
Expenses before reductions	.26% H	.26%	.26%	.27%	.27%	.27%
Expenses net of fee waivers, if any	.26 % H	.26%	.26%	.27%	.27%	.27%
Expenses net of all reductions, if any	.26% H	.26%	.26%	.27%	.27%	.27%
Net investment income (loss)	2.72% H	2.46%	2.61%	2.75%	2.86%	2.28%
Supplemental Data
Net assets, end of period (000 omitted)	$40,001	$31,529	$12,380	$11,438	$8,884	$54,755
Portfolio turnover rate I	10 % H	4%	5%	6%	20%	18%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal returns for periods of less than one year are not annualized.
DTotal returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAnnualized.
IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
VIP International Index Portfolio Service Class 2

	Six months ended June 30, 2026 (Unaudited)	Years ended December 31, 2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$13.96	$10.77	$10.56	$9.36	$11.41	$10.92
Income from Investment Operations
Net investment income (loss) A,B	.19	.29	.27	.26	.26	.25
Net realized and unrealized gain (loss)	1.85	3.23	.25	1.21	(2.10)	.56
Total from investment operations	2.04	3.52	.52	1.47	(1.84)	.81
Distributions from net investment income	(.01)	(.33)	(.31)	(.27)	(.21)	(.28)
Distributions from net realized gain	-	-	-	-	-	(.04)
Total distributions	(.01)	(.33)	(.31)	(.27)	(.21)	(.32)
Net asset value, end of period	$15.99	$13.96	$10.77	$10.56	$9.36	$11.41
Total Return C,D,E	14.64%	32.82%	4.82%	15.88%	(16.21)%	7.48%
Ratios to Average Net Assets B,F,G
Expenses before reductions	.41% H	.41%	.41%	.42%	.42%	.42%
Expenses net of fee waivers, if any	.41 % H	.41%	.41%	.42%	.42%	.42%
Expenses net of all reductions, if any	.41% H	.41%	.41%	.42%	.42%	.42%
Net investment income (loss)	2.57% H	2.31%	2.46%	2.61%	2.71%	2.13%
Supplemental Data
Net assets, end of period (000 omitted)	$346,407	$253,936	$119,197	$85,489	$48,729	$39,406
Portfolio turnover rate I	10 % H	4%	5%	6%	20%	18%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal returns for periods of less than one year are not annualized.
DTotal returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAnnualized.
IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
VIP Total Market Index Portfolio
Schedule of Investments June 30, 2026 (Unaudited)
Showing Percentage of Net Assets
Common Stocks - 97.4%
	Shares	Value ($)
AUSTRALIA - 0.0%
Health Care - 0.0%
Biotechnology - 0.0%
Benitec Biopharma Inc (b)	616	8,242
Materials - 0.0%
Metals & Mining - 0.0%
Anglogold Ashanti Plc	10,463	846,352
TOTAL AUSTRALIA		854,594
BAHAMAS (NASSAU) - 0.0%
Consumer Discretionary - 0.0%
Diversified Consumer Services - 0.0%
OneSpaWorld Holdings Ltd	2,492	70,374
BELGIUM - 0.0%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Liberty Global Ltd Class A (b)	3,352	38,112
Liberty Global Ltd Class C (b)	3,968	43,648

TOTAL BELGIUM		81,760
BERMUDA - 0.0%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Teekay Corp Ltd	1,361	13,610
Financials - 0.0%
Insurance - 0.0%
RenaissanceRe Holdings Ltd	1,068	338,449
TOTAL BERMUDA		352,059
CANADA - 0.0%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Teekay Tankers Ltd Class A	594	38,533
Industrials - 0.0%
Commercial Services & Supplies - 0.0%
RB Global Inc (United States)	4,594	534,971
Information Technology - 0.0%
Software - 0.0%
D-Wave Quantum Inc (b)(c)	9,094	218,165
Materials - 0.0%
Metals & Mining - 0.0%
McEwen Inc (b)(c)	1,220	22,119
TOTAL CANADA		813,788
CHINA - 0.0%
Information Technology - 0.0%
Semiconductors & Semiconductor Equipment - 0.0%
indie Semiconductor Inc Class A (b)(c)	4,919	22,086
GERMANY - 0.0%
Materials - 0.0%
Chemicals - 0.0%
Orion SA	1,429	9,474
GHANA - 0.0%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Kosmos Energy Ltd (b)	14,067	29,681
GRAND CAYMAN (UK OVERSEAS TER) - 0.0%
Health Care - 0.0%
Biotechnology - 0.0%
BridgeBio Oncology Therapeutics Inc (b)	1,180	8,992
IRELAND - 0.0%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Ardmore Shipping Corp	883	12,371
Health Care - 0.0%
Biotechnology - 0.0%
Prothena Corp PLC (b)	1,012	9,907
Industrials - 0.0%
Commercial Services & Supplies - 0.0%
Cimpress PLC (b)	353	35,900
TOTAL IRELAND		58,178
ISRAEL - 0.0%
Consumer Discretionary - 0.0%
Automobile Components - 0.0%
Mobileye Global Inc Class A (b)	4,044	39,146
JAPAN - 0.0%
Information Technology - 0.0%
Semiconductors & Semiconductor Equipment - 0.0%
Allegro MicroSystems Inc (b)	3,062	213,176
KOREA (SOUTH) - 0.0%
Consumer Discretionary - 0.0%
Broadline Retail - 0.0%
Coupang Inc Class A (b)	33,391	580,002
MONACO - 0.0%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Scorpio Tankers Inc	922	63,858
NETHERLANDS - 0.2%
Health Care - 0.0%
Biotechnology - 0.0%
uniQure NV (b)	1,547	71,255
Information Technology - 0.2%
Semiconductors & Semiconductor Equipment - 0.2%
NXP Semiconductors NV	6,203	1,743,230
TOTAL NETHERLANDS		1,814,485
NORWAY - 0.0%
Energy - 0.0%
Energy Equipment & Services - 0.0%
Seadrill Ltd (b)	1,523	57,600
Information Technology - 0.0%
Semiconductors & Semiconductor Equipment - 0.0%
T1 Energy Inc (b)(c)	4,955	46,973
TOTAL NORWAY		104,573
PHILIPPINES - 0.0%
Industrials - 0.0%
Professional Services - 0.0%
TaskUS Inc Class A (c)	406	1,900
PUERTO RICO - 0.0%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Liberty Latin America Ltd Class A (b)	649	5,088
Liberty Latin America Ltd Class C (b)	3,236	25,209
TOTAL COMMUNICATION SERVICES		30,297
Financials - 0.0%
Banks - 0.0%
First BanCorp/Puerto Rico	3,817	99,509
Ofg Bancorp	1,084	53,192
Popular Inc	1,617	265,479
		418,180
Financial Services - 0.0%
EVERTEC Inc	1,544	42,892
TOTAL FINANCIALS		461,072
Information Technology - 0.0%
Electronic Equipment, Instruments & Components - 0.0%
Unusual Machines Inc /US (b)	820	18,286
TOTAL PUERTO RICO		509,655
SINGAPORE - 0.0%
Communication Services - 0.0%
Interactive Media & Services - 0.0%
Grindr Inc Class A (b)(c)	1,080	15,520
Information Technology - 0.0%
Semiconductors & Semiconductor Equipment - 0.0%
Kulicke & Soffa Industries Inc	1,290	172,550
TOTAL SINGAPORE		188,070
SWEDEN - 0.0%
Consumer Discretionary - 0.0%
Automobile Components - 0.0%
Autoliv Inc	1,697	197,140
SWITZERLAND - 0.2%
Consumer Discretionary - 0.0%
Automobile Components - 0.0%
Garrett Motion Inc	3,242	117,458
Health Care - 0.0%
Biotechnology - 0.0%
CRISPR Therapeutics AG (b)(c)	2,373	129,423
Information Technology - 0.2%
Electronic Equipment, Instruments & Components - 0.2%
TE Connectivity PLC	7,235	1,458,649
TOTAL SWITZERLAND		1,705,530
THAILAND - 0.0%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
BKV Corp (b)	904	24,733
Information Technology - 0.0%
Electronic Equipment, Instruments & Components - 0.0%
Fabrinet (b)	881	495,193
TOTAL THAILAND		519,926
UNITED KINGDOM - 0.0%
Energy - 0.0%
Energy Equipment & Services - 0.0%
TechnipFMC PLC	9,985	662,006
Industrials - 0.0%
Machinery - 0.0%
Luxfer Holdings PLC	663	11,960
TOTAL UNITED KINGDOM		673,966
UNITED STATES - 97.0%
Communication Services - 8.7%
Diversified Telecommunication Services - 0.6%
Anterix Inc (b)	450	46,323
AST SpaceMobile Inc Class A (b)(c)	6,126	544,356
AT&T Inc	172,530	3,571,371
Atn International Inc	265	7,020
Bandwidth Inc Class A (b)	703	44,500
Cogent Communications Holdings Inc	1,159	16,087
Comcast Corp Class A	88,480	2,172,184
GCI LLC Class C	871	18,779
Globalstar Inc (b)	1,239	100,718
IDT Corp Class B	491	28,557
Iridium Communications Inc	2,563	140,581
Lumen Technologies Inc (b)	23,211	178,260
Shenandoah Telecommunications Co	1,122	16,920
Uniti Group Inc (b)	4,461	51,168
Verizon Communications Inc	103,907	4,399,422
		11,336,246
Entertainment - 1.0%
AMC Entertainment Holdings Inc Class A (b)(c)	12,739	24,204
Angel Studios Inc Class A (b)(c)	2,012	7,384
Atlanta Braves Holdings Inc Class A (b)	299	16,836
Atlanta Braves Holdings Inc Class C (b)	1,065	55,274
Cinemark Holdings Inc	2,520	79,960
CuriosityStream Inc Class A	878	2,335
Electronic Arts Inc	5,545	1,136,947
Liberty Media Corp-Liberty Formula One Class A (b)	616	53,924
Liberty Media Corp-Liberty Formula One Class C (b)	5,506	523,841
Lionsgate Studios Corp (b)	5,595	85,659
Live Nation Entertainment Inc (b)	3,900	714,129
Madison Square Garden Entertainment Corp Class A (b)	987	79,838
Madison Square Garden Sports Corp Class A (b)	443	178,015
Marcus Corp/The	533	12,504
Netflix Inc (b)	104,022	7,427,171
Playtika Holding Corp	1,537	5,718
ROBLOX Corp Class A (b)	16,333	888,189
Roku Inc Class A (b)	3,216	444,258
Sphere Entertainment Co Class A (b)(c)	650	112,470
Starz Entertainment Corp (b)	346	9,986
Take-Two Interactive Software Inc (b)	4,296	1,073,914
TKO Group Holdings Inc Class A (c)	1,631	328,337
Walt Disney Co/The	43,643	4,200,639
Warner Bros Discovery Inc (b)	61,048	1,627,540
Warner Music Group Corp Class A	3,590	97,181
		19,186,253
Interactive Media & Services - 6.8%
Alphabet Inc Class A	143,618	51,324,765
Alphabet Inc Class C	115,050	40,650,616
Angi Inc Class A (b)(c)	913	5,431
Bumble Inc Class A (b)(c)	2,058	6,586
Cargurus Inc Class A (b)	1,988	67,771
Cars.com Inc (b)	1,423	15,568
EverQuote Inc Class A (b)(c)	670	15,939
fuboTV Inc Class A (b)(c)	679	6,247
Match Group Inc	5,803	220,804
MediaAlpha Inc Class A (b)	777	9,767
Meta Platforms Inc Class A	53,890	30,355,698
Nextdoor Holdings Inc Class A (b)	5,881	13,350
People Inc Class A (b)	1,586	73,210
Pinterest Inc Class A (b)	14,387	302,559
QuinStreet Inc (b)(c)	1,454	21,301
Reddit Inc Class A (b)	3,174	550,943
RUM Group Inc Class A (b)(c)	2,860	18,132
Shutterstock Inc	567	7,910
Snap Inc Class A (b)	27,189	120,719
TripAdvisor Inc Class A (b)(c)	2,800	38,388
Trump Media & Technology Group Corp (b)(c)	3,882	30,047
Yelp Inc Class A (b)	1,455	35,677
Ziff Davis Inc (b)(c)	963	50,432
ZipRecruiter Inc Class A (b)	1,546	5,798
ZoomInfo Technologies Inc (b)	6,709	19,657
		123,967,315
Media - 0.2%
AMC Global Media Inc Class A (b)	710	7,086
Boston Omaha Corp (b)	571	7,788
Cable One Inc (b)	118	6,267
Charter Communications Inc Class A (b)	2,116	300,916
Clear Channel Outdoor Holdings Inc (b)	7,802	18,881
DoubleVerify Holdings Inc (b)	3,287	35,631
EchoStar Corp Class A (b)(c)	3,310	335,965
EW Scripps Co/The Class A (b)	1,629	4,512
Fox Corp Class A	5,314	277,179
Fox Corp Class B	3,100	145,204
Gray Media Inc	1,959	7,777
Ibotta Inc Class A (b)(c)	337	11,512
iHeartMedia Inc Class A (b)	2,887	12,385
John Wiley & Sons Inc Class A (c)	1,007	48,850
Liberty Broadband Corp Class A (b)	415	13,811
Liberty Broadband Corp Class C (b)	2,979	99,082
Magnite Inc (b)	3,539	67,170
MNTN Inc Class A (b)	263	2,420
National CineMedia Inc	2,399	9,116
New York Times Co/The Class A	3,972	277,961
News Corp Class A	9,321	231,440
News Corp Class B	2,801	78,596
Nexstar Media Group Inc	704	125,727
NIQ Global Intelligence Plc (b)	1,192	11,145
Omnicom Group Inc	7,783	566,837
Optimum Communications Inc Class A (b)	6,518	9,451
Paramount Skydance Corp Class B (c)	7,591	74,847
PubMatic Inc Class A (b)	916	12,018
Scholastic Corp	574	26,404
Sinclair Inc Class A (c)	975	13,894
Sirius XM Holdings Inc (c)	4,693	138,631
Stagwell Inc Class A (b)(c)	2,659	19,756
TechTarget Inc (b)(c)	803	2,891
Trade Desk Inc (The) Class A (b)	10,821	195,644
USA TODAY Co Inc (b)(c)	3,008	25,718
Versant Media Group Inc Class A	3,585	129,096
		3,351,608
Wireless Telecommunication Services - 0.1%
Array Digital Infrastructure Inc	348	12,618
Gogo Inc (b)	2,034	6,305
Spok Holdings Inc	565	5,785
T-Mobile US Inc	11,679	1,958,919
Telephone and Data Systems Inc	2,428	89,860
		2,073,487
TOTAL COMMUNICATION SERVICES		159,914,909
Consumer Discretionary - 9.1%
Automobile Components - 0.1%
Adient PLC (b)	1,958	35,988
Aptiv PLC (b)	5,227	320,833
BorgWarner Inc	5,089	337,910
Cooper-Standard Holdings Inc (b)	427	11,550
Dana Inc	2,780	75,644
Dauch Corp (b)	5,752	31,176
Dorman Products Inc (b)	678	92,513
Fox Factory Holding Corp (b)	1,005	17,030
Gentex Corp	5,406	136,610
Gentherm Inc (b)	729	24,866
Goodyear Tire & Rubber Co/The (b)	7,082	46,741
Holley Inc Class A (b)	1,365	3,481
Kodiak AI Inc (b)(c)	2,565	13,030
LCI Industries	590	62,469
Lear Corp	1,248	167,307
Motorcar Parts of America Inc (b)	471	7,216
Patrick Industries Inc	810	72,722
Phinia Inc	940	77,428
QuantumScape Corp Class A (b)(c)	11,390	86,108
Solid Power Inc (b)(c)	4,702	12,178
Standard Motor Products Inc	512	19,953
Stoneridge Inc (b)	747	5,468
Strattec Security Corp (b)	102	8,308
Versigent PLC	1,729	72,635
Visteon Corp	668	66,272
XPEL Inc (b)(e)	627	31,099
		1,836,535
Automobiles - 1.8%
Ford Motor Co	96,699	1,344,116
General Motors Co	22,288	1,717,959
Harley-Davidson Inc (c)	2,891	70,714
Lucid Group Inc (b)(c)	3,252	21,755
Rivian Automotive Inc Class A (b)	20,077	348,336
Tesla Inc (b)	69,294	29,145,056
Thor Industries Inc	1,291	97,032
Winnebago Industries Inc	723	22,587
		32,767,555
Broadline Retail - 3.2%
Amazon.com Inc (b)	240,683	57,364,387
Dillard's Inc Class A	74	39,103
eBay Inc	11,156	1,246,683
Etsy Inc (b)	2,430	183,052
Groupon Inc (b)(c)	757	18,213
Kohl's Corp (c)	2,789	49,421
Macy's Inc	6,578	154,912
Ollie's Bargain Outlet Holdings Inc (b)	1,498	115,166
Savers Value Village Inc (b)(c)	868	8,758
		59,179,695
Distributors - 0.0%
Genuine Parts Co	3,419	403,374
GigaCloud Technology Inc Class A (b)	639	20,192
Gold.com Inc (c)	506	21,055
LKQ Corp	6,303	165,958
Pool Corp	808	173,639
		784,218
Diversified Consumer Services - 0.1%
ADT Inc	12,847	83,506
American Public Education Inc (b)	432	23,198
Bright Horizons Family Solutions Inc (b)	1,380	97,814
Carriage Services Inc	396	15,183
Chegg Inc (b)	2,744	2,770
Coursera Inc (b)	3,590	20,248
Covista Inc (b)	854	106,460
Driven Brands Holdings Inc (b)	1,417	19,753
Duolingo Inc Class A (b)	977	112,375
Frontdoor Inc (b)	1,782	138,265
Graham Holdings Co Class B	83	94,738
Grand Canyon Education Inc (b)	683	97,744
H&R Block Inc	3,115	118,619
KinderCare Learning Cos Inc (b)(c)	985	4,186
Laureate Education Inc (b)	3,319	120,546
Liberty Live Holdings Inc Class A	426	43,137
Liberty Live Holdings Inc Class C	1,308	138,177
Lincoln Educational Services Corp (b)	733	36,577
Matthews International Corp Class A	756	20,352
Perdoceo Education Corp	1,496	47,872
Service Corp International/US	3,419	259,707
Strategic Education Inc	583	44,669
Stride Inc (b)	1,032	89,000
Universal Technical Institute Inc (b)	1,250	53,463
WW International Inc (b)(c)	247	3,947
		1,792,306
Hotels, Restaurants & Leisure - 1.7%
Accel Entertainment Inc Class A (b)	1,440	18,158
Airbnb Inc Class A (b)	10,445	1,494,680
Aramark	6,499	369,793
Biglari Holdings Inc Class B (b)	15	6,390
BJ's Restaurants Inc (b)	511	31,036
Black Rock Coffee Bar Inc Class A	407	3,373
Bloomin' Brands Inc	1,855	16,955
Booking Holdings Inc	19,858	3,539,490
Boyd Gaming Corp	1,426	125,959
Brinker International Inc (b)	1,071	179,928
Caesars Entertainment Inc (b)	5,033	151,896
Carnival Corp Ltd	28,410	811,674
Cava Group Inc (b)	2,452	192,433
Cheesecake Factory Inc/The	1,118	88,926
Chipotle Mexican Grill Inc (b)	32,129	1,092,386
Choice Hotels International Inc (c)	505	55,686
Churchill Downs Inc	1,632	146,292
Cracker Barrel Old Country Store Inc (c)	544	28,995
Darden Restaurants Inc	2,844	585,892
Dave & Buster's Entertainment Inc (b)(c)	683	7,786
Dine Brands Global Inc (c)	357	12,816
Domino's Pizza Inc	763	225,879
DoorDash Inc Class A (b)	9,219	1,701,182
DraftKings Inc Class A (b)	12,166	307,313
Dutch Bros Inc Class A (b)	3,127	224,550
El Pollo Loco Holdings Inc (b)	608	10,312
Expedia Group Inc Class A	2,887	738,726
First Watch Restaurant Group Inc (b)	1,193	15,378
Flutter Entertainment PLC (b)(c)	4,307	440,046
Global Business Travel Group I Class A (b)	3,041	28,555
Hilton Grand Vacations Inc (b)	1,461	76,513
Hilton Worldwide Holdings Inc	5,648	1,866,438
Hyatt Hotels Corp Class A (c)	1,017	197,135
Jack in the Box Inc (b)(c)	465	7,352
Krispy Kreme Inc (b)	2,516	8,881
Kura Sushi USA Inc Class A (b)	167	9,613
Las Vegas Sands Corp	7,431	343,238
Life Time Group Holdings Inc (b)	3,759	153,518
Lindblad Expeditions Holdings Inc (b)	1,085	30,640
Lucky Strike Entertainment Corp Class A (c)	443	3,313
Marriott International Inc/MD Class A1	5,419	2,008,227
Marriott Vacations Worldwide Corp	686	69,890
McDonald's Corp	17,528	4,737,994
MGM Resorts International (b)	4,714	225,376
Monarch Casino & Resort Inc	297	39,088
Nathan's Famous Inc	64	6,502
Navan Inc Class A (b)(c)	914	20,903
Norwegian Cruise Line Holdings Ltd (b)	11,191	236,242
Papa John's International Inc (c)	797	29,306
Penn Entertainment Inc (b)(c)	3,133	66,921
Planet Fitness Inc Class A (b)	2,022	105,488
Portillo's Inc Class A (b)(c)	1,693	8,025
Pursuit Attractions and Hospitality Inc (b)(c)	529	29,608
Rci Hospitality Holdings Inc (c)	195	5,327
Red Rock Resorts Inc Class A	1,183	76,966
Royal Caribbean Cruises Ltd	6,204	1,969,956
Rush Street Interactive Inc Class A (b)	2,410	71,673
Sabre Corp (b)(c)	9,624	20,114
Serve Robotics Inc (b)(c)	1,422	9,357
Shake Shack Inc Class A (b)	982	55,012
Six Flags Entertainment Corp (b)(c)	2,497	53,186
Starbucks Corp	28,070	2,868,473
Sweetgreen Inc Class A (b)(c)	2,543	22,404
Target Hospitality Corp (b)	782	15,922
Texas Roadhouse Inc	1,624	313,806
Travel + Leisure Co	1,643	125,574
United Parks & Resorts Inc (b)(c)	663	31,652
Vail Resorts Inc (c)	886	120,629
Viking Holdings Ltd (b)	4,505	471,538
Wendy's Co/The (c)	3,857	31,975
Wingstop Inc	678	117,572
Wyndham Hotels & Resorts Inc	1,860	156,631
Wynn Resorts Ltd	2,074	201,365
Xponential Fitness Inc Class A (b)(c)	698	4,829
Yum! Brands Inc	6,838	1,093,123
		30,769,780
Household Durables - 0.4%
Beazer Homes USA Inc (b)(c)	650	18,233
Cavco Industries Inc (b)	192	117,961
Century Communities Inc	616	44,143
Champion Homes Inc (b)	1,369	120,636
Cricut Inc Class A (c)	1,157	5,079
DR Horton Inc	6,658	1,084,455
Dream Finders Homes Inc Class A (b)(c)	712	12,289
Ethan Allen Interiors Inc	584	13,047
Flexsteel Industries Inc	104	7,746
Garmin Ltd	4,031	957,524
Gopro Inc Class A (b)(c)	3,273	2,546
Green Brick Partners Inc (b)	752	60,190
Helen of Troy Ltd (b)	596	17,326
Hovnanian Enterprises Inc Class A (b)	116	16,520
Installed Building Products Inc	560	128,710
KB Home	1,547	96,827
La-Z-Boy Inc	1,025	41,123
Legacy Housing Corp (b)(c)	230	6,042
Leggett & Platt Inc	3,370	39,463
Lennar Corp Class A	5,281	477,878
Lennar Corp Class B	247	21,911
LGI Homes Inc (b)	485	30,885
Lovesac Co/The (b)(c)	317	5,291
M/I Homes Inc (b)	637	102,423
Meritage Homes Corp	1,632	136,843
Mohawk Industries Inc (b)	1,280	155,302
Newell Brands Inc (c)	10,396	63,831
NVR Inc (b)	69	470,125
PulteGroup Inc	4,725	648,317
SharkNinja Inc (b)(c)	1,734	264,036
Smith Douglas Homes Corp Class A (b)(c)	252	3,916
Somnigroup International Inc	5,156	404,230
Sonos Inc (b)	2,991	40,468
Taylor Morrison Home Corp (b)	2,399	172,104
Toll Brothers Inc	2,367	389,963
TopBuild Corp (b)	686	243,208
Whirlpool Corp (c)	1,549	61,062
		6,481,653
Leisure Products - 0.1%
Acushnet Holdings Corp	674	79,889
Brunswick Corp/DE	1,606	135,289
Callaway Golf Co (b)	3,443	64,694
Funko Inc Class A (b)	1,128	6,633
Hasbro Inc	3,277	270,647
JAKKS Pacific Inc	199	4,633
Johnson Outdoors Inc Class A	148	6,814
Latham Group Inc (b)	1,150	7,441
Malibu Boats Inc Class A (b)	460	12,618
MasterCraft Boat Holdings Inc (b)	301	7,772
Mattel Inc (b)	7,613	105,668
Peloton Interactive Inc Class A (b)(c)	9,994	59,065
Polaris Inc	1,309	89,588
Smith & Wesson Brands Inc	1,056	15,882
Sturm Ruger & Co Inc	378	14,307
YETI Holdings Inc (b)	1,982	98,228
		979,168
Specialty Retail - 1.5%
1-800-Flowers.com Inc Class A (b)	501	1,743
Abercrombie & Fitch Co Class A (b)	1,124	101,171
Academy Sports & Outdoors Inc	1,627	76,681
Advance Auto Parts Inc (c)	1,464	91,090
America's Car-Mart Inc/TX (b)	163	455
American Eagle Outfitters Inc	3,849	66,203
Arhaus Inc Class A	1,446	12,175
Arko Corp	1,941	15,586
Asbury Automotive Group Inc (b)	474	95,312
AutoNation Inc (b)	640	118,906
AutoZone Inc (b)	409	1,307,139
Barnes & Noble Education Inc (b)	607	7,624
Bath & Body Works Inc	5,010	115,881
Bed Bath & Beyond Inc (b)(c)	1,647	9,536
Best Buy Co Inc	4,790	363,465
Boot Barn Holdings Inc (b)	745	122,381
Buckle Inc/The	754	31,819
Build-A-Bear Workshop Inc (c)	292	8,938
Burlington Stores Inc (b)	1,528	484,070
Caleres Inc	866	10,712
Camping World Holdings Inc Class A (c)	1,506	11,491
CarMax Inc (b)	3,496	184,903
Carvana Co Class A (b)	17,445	1,148,230
Chewy Inc Class A (b)	5,882	115,581
Citi Trends Inc (b)	173	10,006
Designer Brands Inc Class A (c)	868	5,060
Dick's Sporting Goods Inc	1,632	370,154
EVgo Inc Class A (b)(c)	3,307	6,316
Five Below Inc (b)	1,355	243,615
Floor & Decor Holdings Inc Class A (b)	2,632	156,236
GameStop Corp Class A (b)(c)	10,129	223,648
Gap Inc/The	5,600	104,608
Genesco Inc (b)	238	8,037
Group 1 Automotive Inc	291	84,730
Haverty Furniture Cos Inc	340	8,680
Home Depot Inc/The	24,525	8,649,478
Lands' End Inc (b)	353	3,699
Lithia Motors Inc	596	173,132
Lowe's Cos Inc	13,828	3,048,937
MarineMax Inc (b)	478	17,504
Monro Inc	785	13,431
Murphy USA Inc	415	223,631
National Vision Holdings Inc (b)	1,956	37,184
O'Reilly Automotive Inc (b)	20,749	1,910,775
OneWater Marine Inc Class A (b)(c)	322	3,629
Penske Automotive Group Inc (c)	450	80,528
Petco Health & Wellness Co Inc Class A (b)	2,278	6,196
RealReal Inc/The (b)(c)	2,460	29,003
Revolve Group Inc Class A (b)	968	22,158
RH (b)	379	62,433
Ross Stores Inc	7,973	1,697,053
Sally Beauty Holdings Inc (b)	2,350	33,229
Shoe Station Group Inc (c)	465	6,896
Signet Jewelers Ltd	995	85,769
Sonic Automotive Inc Class A (c)	370	31,372
Stitch Fix Inc Class A (b)	2,841	11,677
ThredUp Inc Class A (b)	2,433	16,666
TJX Cos Inc/The	27,347	4,143,072
Tractor Supply Co	12,990	410,614
Ulta Beauty Inc (b)	1,097	494,725
Upbound Group Inc	1,261	26,758
Urban Outfitters Inc (b)	1,325	93,890
Valvoline Inc (b)(c)	3,142	124,235
Victoria's Secret & Co (b)	1,994	166,459
Warby Parker Inc Class A (b)(c)	2,437	73,939
Wayfair Inc Class A (b)	2,631	243,157
Williams-Sonoma Inc	2,957	689,277
Winmark Corp	74	31,308
Zumiez Inc (b)	355	6,319
		28,390,315
Textiles, Apparel & Luxury Goods - 0.2%
Capri Holdings Ltd (b)	2,916	54,150
Carter's Inc	908	37,373
Columbia Sportswear Co	627	38,761
Crocs Inc (b)	1,238	149,352
Deckers Outdoor Corp (b)	3,486	346,125
Figs Inc Class A (b)	3,835	39,232
G-III Apparel Group Ltd	904	30,474
Kontoor Brands Inc	1,266	105,508
Lakeland Industries Inc (c)	178	1,903
Levi Strauss & Co Class A	2,414	59,940
Lululemon Athletica Inc (b)	2,621	299,266
Movado Group Inc	415	16,314
NIKE Inc Class B	29,386	1,206,296
Oxford Industries Inc	358	12,483
PVH Corp	1,116	82,874
Ralph Lauren Corp Class A	949	380,938
Rocky Brands Inc	180	7,423
Steven Madden Ltd	1,776	74,770
Tapestry Inc	4,993	730,875
Under Armour Inc Class A (b)(c)	4,448	28,423
Under Armour Inc Class C (b)(c)	3,628	22,566
VF Corp	8,084	134,841
Wolverine World Wide Inc	2,049	33,870
		3,893,757
TOTAL CONSUMER DISCRETIONARY		166,874,982
Consumer Staples - 4.2%
Beverages - 0.9%
Boston Beer Co Inc/The Class A (b)(c)	190	33,636
Brown-Forman Corp Class A	1,884	51,546
Brown-Forman Corp Class B	3,698	98,552
Celsius Holdings Inc (b)(c)	3,945	115,510
Coca-Cola Co/The	95,325	7,747,063
Coca-Cola Consolidated Inc	1,390	265,379
Constellation Brands Inc Class A	3,454	480,417
Keurig Dr Pepper Inc	33,551	1,098,124
MGP Ingredients Inc	319	5,588
Molson Coors Beverage Co Class B	4,168	162,385
Monster Beverage Corp (b)	17,584	1,690,174
National Beverage Corp (b)	562	17,534
PepsiCo Inc	33,662	4,557,835
Primo Brands Corp Class A	6,090	148,840
Vita Coco Co Inc/The (b)	1,078	71,299
		16,543,882
Consumer Staples Distribution & Retail - 1.6%
Albertsons Cos Inc Class A	9,130	123,529
Andersons Inc/The	833	56,977
BJ's Wholesale Club Holdings Inc (b)	3,215	280,412
Casey's General Stores Inc	916	728,028
Chefs' Warehouse Inc/The (b)	888	85,337
Costco Wholesale Corp	10,931	10,225,623
Dollar General Corp	5,444	626,659
Dollar Tree Inc (b)	4,546	549,839
Grocery Outlet Holding Corp (b)(c)	2,345	23,403
Ingles Markets Inc Class A	342	30,294
Kroger Co/The	14,380	798,521
Maplebear Inc (b)	4,525	214,259
Natural Grocers by Vitamin Cottage Inc (c)	282	8,748
Performance Food Group Co (b)	3,860	431,509
PriceSmart Inc	617	120,525
Sprouts Farmers Market Inc (b)	2,395	202,569
Sysco Corp	11,820	987,916
Target Corp	11,179	1,460,089
United Natural Foods Inc (b)	1,487	67,911
US Foods Holding Corp (b)	5,453	557,569
Village Super Market Inc Class A (c)	235	9,912
Walmart Inc	107,980	12,229,816
Weis Markets Inc	223	17,463
		29,836,908
Food Products - 0.4%
Archer-Daniels-Midland Co	11,853	905,569
B&G Foods Inc (c)	1,897	7,549
Beyond Meat Inc (b)(c)	10,822	8,116
Bunge Global SA	3,327	355,091
Cal-Maine Foods Inc (c)	1,107	89,180
Campbell's Company/The (c)	4,806	107,030
Conagra Brands Inc	11,812	158,990
Darling Ingredients Inc (b)	3,886	212,253
Del Monte Corp	829	23,137
Flowers Foods Inc (c)	5,255	41,515
Freshpet Inc (b)	1,190	70,353
General Mills Inc	13,214	459,847
Hershey Co/The	3,657	641,621
Hormel Foods Corp	7,200	178,704
Ingredion Inc	1,569	148,600
J & J Snack Foods Corp	379	27,838
JM Smucker Co	2,622	294,975
John B Sanfilippo & Son Inc	229	19,692
Kraft Heinz Co/The	20,978	495,500
Lamb Weston Holdings Inc	3,425	147,892
Lifeway Foods Inc (b)(c)	152	4,535
Mama's Creations Inc (b)	910	16,244
Marzetti Company/The	497	56,738
McCormick & Co Inc/MD	6,231	314,167
Mission Produce Inc (b)(c)	1,049	12,368
Mondelez International Inc	31,594	1,827,397
Pilgrim's Pride Corp	1,021	28,700
Post Holdings Inc (b)	1,027	90,643
Seaboard Corp	7	31,250
Seneca Foods Corp Class A (b)	118	20,525
Simply Good Foods Co/The (b)	2,071	27,503
Tootsie Roll Industries Inc Class A	590	23,335
Tyson Foods Inc Class A	6,934	396,972
Utz Brands Inc Class A	2,027	15,608
Vital Farms Inc (b)(c)	905	10,524
Westrock Coffee Co (b)	862	6,990
		7,276,951
Household Products - 0.7%
Central Garden & Pet Co (b)	568	25,185
Central Garden & Pet Co Class A (b)	837	32,451
Church & Dwight Co Inc	5,824	564,229
Clorox Co/The	2,971	283,552
Colgate-Palmolive Co	19,866	1,821,315
Energizer Holdings Inc	1,536	32,932
Kimberly-Clark Corp	8,211	901,321
Oil-Dri Corp of America	250	25,552
Procter & Gamble Co/The	57,247	8,394,700
Reynolds Consumer Products Inc	1,376	36,946
Spectrum Brands Holdings Inc	563	48,277
WD-40 Co	331	80,645
		12,247,105
Personal Care Products - 0.1%
BellRing Brands Inc (b)	2,854	36,931
Coty Inc Class A (b)	9,208	19,889
Edgewell Personal Care Co	1,141	30,647
elf Beauty Inc (b)(c)	1,445	106,930
Estee Lauder Cos Inc/The Class A	6,111	482,463
Herbalife Ltd (b)	2,559	33,651
Honest Co Inc/The (b)(c)	2,437	8,919
Interparfums Inc	450	50,337
Kenvue Inc	47,206	902,108
Medifast Inc (b)	316	3,353
Nature's Sunshine Products Inc (b)	339	7,390
Niagen Bioscience Inc (b)	1,371	4,373
Nu Skin Enterprises Inc Class A	1,129	5,961
Olaplex Holdings Inc (b)(c)	3,093	6,341
USANA Health Sciences Inc (b)	303	6,469
		1,705,762
Tobacco - 0.5%
Altria Group Inc	41,378	2,977,147
Philip Morris International Inc	38,361	6,939,889
Turning Point Brands Inc	473	40,115
Universal Corp/VA	604	31,510
		9,988,661
TOTAL CONSUMER STAPLES		77,599,269
Energy - 3.0%
Energy Equipment & Services - 0.3%
Archrock Inc	4,361	177,536
Atlas Energy Solutions Inc (c)	1,934	32,124
Baker Hughes Co Class A	24,374	1,352,757
Bristow Group Inc	622	25,701
Cactus Inc Class A	1,682	86,169
Core Laboratories Inc (c)	1,116	13,001
DMC Global Inc (b)	373	2,167
Energy Services of America Corp	307	5,937
Expro Group Holdings NV (b)	2,474	36,541
Flowco Holdings Inc Class A	741	15,813
Forum Energy Technologies Inc (b)	278	13,964
Geospace Technologies Corp (b)(c)	317	2,146
Halliburton Co	20,696	702,629
Helix Energy Solutions Group Inc (b)	3,342	29,209
Helmerich & Payne Inc	2,440	79,886
Innovex International Inc (b)	929	23,039
Kodiak Gas Services Inc	2,049	153,941
Liberty Energy Inc Class A	4,003	104,839
Nabors Industries Ltd (b)	367	30,832
National Energy Services Reunited Corp (b)	1,452	43,458
Natural Gas Services Group Inc	263	11,346
Noble Corp PLC (c)	3,104	115,779
NOV Inc	8,881	164,743
Oceaneering International Inc (b)	2,436	98,707
Oil States International Inc (b)	1,346	10,781
Patterson-UTI Energy Inc	8,445	77,525
ProPetro Holding Corp (b)	2,322	33,297
Ranger Energy Services Inc Class A	386	6,180
RPC Inc	2,185	12,739
Select Water Solutions Inc Class A	2,753	55,005
SLB Ltd	36,866	1,713,901
Solaris Energy Infrastructure Inc Class A	1,120	90,115
TETRA Technologies Inc (b)	3,353	37,989
Tidewater Inc (b)	1,126	75,025
Transocean Ltd (b)(c)	24,435	119,487
Valaris Ltd (b)	1,588	115,289
Weatherford International PLC	1,765	143,848
		5,813,445
Oil, Gas & Consumable Fuels - 2.7%
Aemetis Inc (b)(c)	1,502	2,463
Amplify Energy Corp (b)	985	3,920
Antero Midstream Corp	8,173	185,936
Antero Resources Corp (b)	7,204	253,149
APA Corp	8,722	284,076
California Resources Corp	1,923	101,669
Calumet Inc (b)	1,580	56,912
Centrus Energy Corp Class A (b)(c)	463	77,724
Cheniere Energy Inc	5,310	1,269,143
Chevron Corp	46,167	7,652,642
Chord Energy Corp	1,403	160,363
Clean Energy Fuels Corp (b)	4,430	9,082
CNX Resources Corp (b)	3,505	118,925
Comstock Inc (b)(c)	1,774	7,380
Comstock Resources Inc (b)(c)	1,993	29,736
ConocoPhillips	30,200	3,139,592
Core Natural Resources Inc	1,269	101,545
Crescent Energy Co Class A	5,952	58,449
CVR Energy Inc	770	21,206
Delek US Holdings Inc	1,471	74,742
Devon Energy Corp	15,339	633,807
Diamondback Energy Inc	4,798	843,392
Diversified Energy Co	1,545	21,414
Dorian LPG Ltd	921	32,032
DT Midstream Inc	2,500	366,850
EOG Resources Inc	13,386	1,736,566
EQT Corp	15,405	819,084
Evolution Petroleum Corp (c)	905	3,330
Excelerate Energy Inc Class A	608	23,098
Expand Energy Corp	5,885	536,653
Exxon Mobil Corp	102,946	14,074,777
Gevo Inc (b)	5,482	8,223
Granite Ridge Resources Inc	1,710	7,541
Green Plains Inc (b)	1,763	27,115
Gulfport Energy Corp (b)	383	64,995
HF Sinclair Corp	3,845	267,804
HighPeak Energy Inc Class A (c)	552	3,858
Infinity Natural Resources Inc Class A (b)(c)	398	5,055
International Seaways Inc	993	76,054
Kinder Morgan Inc	48,233	1,542,009
Kinetik Holdings Inc Class A	1,129	54,576
Lightbridge Corp (b)(c)	798	7,014
Magnolia Oil & Gas Corp Class A	4,458	114,036
Marathon Petroleum Corp	7,272	1,859,232
Matador Resources Co	2,882	143,466
Murphy Oil Corp	3,322	108,164
NextDecade Corp (b)(c)	3,541	26,699
Northern Oil & Gas Inc	2,566	46,573
Occidental Petroleum Corp	17,770	863,089
ONEOK Inc	15,534	1,350,526
Ovintiv Inc	6,909	363,759
Par Pacific Holdings Inc (b)	1,234	69,203
PBF Energy Inc Class A	2,028	92,315
Peabody Energy Corp	2,971	68,690
Permian Resources Holdings Inc/DE Class A	18,206	335,172
Phillips 66	9,933	1,679,174
PrimeEnergy Resources Corp (b)	17	2,837
Range Resources Corp	5,828	216,743
REX American Resources Corp (b)	698	31,515
Riley Exploration Permian Inc	241	7,943
Ring Energy Inc (b)	4,349	4,697
Sable Offshore Corp (b)(c)	3,059	9,422
SandRidge Energy Inc	797	10,919
SM Energy Co	5,581	145,664
Summit Midstream Corp Class A (b)	259	7,376
Talos Energy Inc (b)	3,141	40,550
Targa Resources Corp	5,291	1,418,729
Texas Pacific Land Corp	1,424	623,199
Ur-Energy Inc (United States) (b)(c)	8,399	11,423
Uranium Energy Corp (b)(c)	11,897	126,822
VAALCO Energy Inc	2,581	13,111
Valero Energy Corp	7,519	1,958,248
Venture Global Inc Class A	11,834	131,712
Viper Energy Inc Class A	4,580	194,192
Vitesse Energy Inc (c)	717	11,307
W&T Offshore Inc (c)	2,543	8,010
Williams Cos Inc/The	30,088	2,236,742
World Kinect Corp (c)	1,402	46,182
		49,141,342
TOTAL ENERGY		54,954,787
Financials - 11.8%
Banks - 3.6%
1st Source Corp	455	37,119
ACNB Corp	261	15,498
Amalgamated Financial Corp	508	23,317
Amerant Bancorp Inc Class A	930	23,734
Ameris Bancorp	1,578	142,430
Arrow Financial Corp	357	14,633
Associated Banc-Corp	4,080	125,542
Atlantic Union Bankshares Corp (c)	3,509	148,466
Avidbank Holdings Inc (b)	178	5,879
Axos Financial Inc (b)	1,399	136,249
Banc of California Inc	3,660	74,774
BancFirst Corp	508	56,454
Bancorp Inc/The (b)	1,049	65,709
Bank First Corp (c)	249	36,939
Bank of America Corp	163,399	9,310,475
Bank of Hawaii Corp	972	79,208
Bank of Marin Bancorp	410	11,357
Bank OZK	2,566	133,663
BankUnited Inc	1,845	89,390
Bankwell Financial Group Inc	171	10,046
Banner Corp	836	55,544
Bar Harbor Bankshares	413	15,595
Beacon Financial Corp	2,048	62,362
BOK Financial Corp	539	74,856
Bridgewater Bancshares Inc (b)	536	11,277
Burke & Herbert Financial Services Corp	324	23,283
Business First Bancshares Inc	804	24,707
Byline Bancorp Inc	816	30,731
California BanCorp	575	11,983
Camden National Corp	426	23,098
Capital Bancorp Inc	297	10,431
Capital City Bank Group Inc	339	16,753
Capitol Federal Financial Inc	3,019	25,692
Carter Bankshares Inc	534	18,161
Cathay General Bancorp	1,652	102,407
Central Pacific Financial Corp	667	25,479
ChoiceOne Financial Services Inc	348	11,832
Citigroup Inc	43,062	6,026,958
Citizens Financial Group Inc	10,462	733,072
City Holding Co	352	46,689
Civista Bancshares Inc	513	14,477
CNB Financial Corp/PA	738	24,878
Coastal Financial Corp/WA Class A (b)	313	24,261
CoastalSouth Bancshares Inc	182	4,887
Colony Bankcorp Inc	516	10,366
Columbia Banking System Inc	7,277	233,228
Columbia Financial Inc (b)(c)	664	14,090
Commerce Bancshares Inc/MO	3,363	194,213
Commercial Bancgroup Inc	172	5,554
Community Financial System Inc	1,290	86,585
Community Trust Bancorp Inc	386	27,931
Community West Bancshares	567	15,230
Connectone Bancorp Inc	1,224	40,931
Cullen/Frost Bankers Inc	1,552	239,815
Customers Bancorp Inc (b)	776	61,382
CVB Financial Corp	3,210	72,386
Dime Commercial Bancshares Inc	1,017	41,341
Eagle Bancorp Inc	672	19,078
East West Bancorp Inc	3,417	441,101
Eastern Bankshares Inc (c)	5,318	118,272
Enterprise Financial Services Corp	909	59,885
Equity Bancshares Inc Class A	364	17,832
Esquire Financial Holdings Inc	166	19,772
Farmers National Banc Corp	1,388	20,265
FB Bancorp Inc (b)(c)	405	6,099
FB Financial Corp	988	54,686
Fifth Third Bancorp	22,246	1,254,007
Financial Institutions Inc	509	19,836
First Bancorp/Southern Pines NC	1,016	64,953
First Busey Corp	2,232	65,844
First Business Financial Services Inc	204	12,887
First Citizens BancShares Inc/NC Class A	239	497,309
First Commonwealth Financial Corp	2,501	50,845
First Community Bankshares Inc	451	20,033
First Community Corp/SC	227	7,418
First Financial Bancorp	2,526	85,455
First Financial Bankshares Inc	3,182	110,097
First Financial Corp	292	22,612
First Hawaiian Inc	3,014	88,310
First Horizon Corp	12,075	309,603
First Internet Bancorp	201	5,588
First Interstate BancSystem Inc Class A	2,213	85,333
First Merchants Corp	1,510	65,972
First Mid Bancshares Inc	534	25,680
Firstsun Capital Bancorp (b)	596	23,113
Five Star Bancorp	417	20,304
Flagstar Financial Inc	7,598	113,514
FNB Corp/PA	8,798	167,866
Franklin Financial Services Corp	103	6,448
Fulton Financial Corp	4,671	112,991
GBank Financial Holdings Inc (b)	225	6,820
German American Bancorp Inc	933	44,280
Glacier Bancorp Inc	3,173	163,663
Great Southern Bancorp Inc (c)	201	15,760
Hancock Whitney Corp	2,114	157,958
Hanmi Financial Corp	743	24,073
Heritage Financial Corp Wash	1,012	29,975
Hilltop Holdings Inc	1,019	39,517
Hingham Institution For Savings The	46	14,129
Home Bancorp Inc	167	11,443
Home BancShares Inc/AR	4,511	128,789
HomeTrust Bancshares Inc	332	16,563
Hope Bancorp Inc	3,209	43,899
Horizon Bancorp Inc/IN	1,216	24,296
Huntington Bancshares Inc/OH	50,265	891,198
Independent Bank Corp	1,210	101,301
Independent Bank Corp/MI	498	17,963
International Bancshares Corp	1,317	100,026
Investar Holding Corp	288	8,628
JPMorgan Chase & Co	66,411	21,738,314
Kearny Financial Corp/MD	1,410	13,339
KeyCorp	23,272	536,420
Lakeland Financial Corp	619	38,205
Live Oak Bancshares Inc	869	35,490
M&T Bank Corp	3,752	893,014
Mechanics Bancorp Class A	1,157	18,396
Mercantile Bank Corp	430	24,691
Meridian Corp	234	4,687
Metrocity Bankshares Inc	528	18,950
Metropolitan Bank Holding Corp	267	26,369
Mid Penn Bancorp Inc	524	18,256
Midland States Bancorp Inc	516	16,068
MVB Financial Corp	293	8,500
National Bank Holdings Corp Class A	1,097	48,740
NB Bancorp Inc	931	19,672
Nbt Bancorp Inc	1,269	62,651
Nicolet Bankshares Inc (c)	476	78,726
Northeast Bank	181	23,988
Northfield Bancorp Inc	897	13,213
Northpointe Bancshares Inc	249	4,776
Northrim BanCorp Inc	529	14,674
Northwest Bancshares Inc	3,646	55,273
OceanFirst Financial Corp	1,389	27,127
Old National Bancorp/IN	8,527	220,849
Old Second Bancorp Inc	1,296	30,223
Origin Bancorp Inc	704	36,010
Orrstown Financial Services Inc	477	19,476
Park National Corp	394	72,098
Parke Bancorp Inc	233	7,726
Pathward Financial Inc	527	45,881
Peapack-Gladstone Financial Corp	386	18,269
Peoples Bancorp Inc/OH	849	32,610
Peoples Financial Services Corp	234	15,531
Pinnacle Financial Partners Inc	3,698	373,054
PNC Financial Services Group Inc/The	9,944	2,448,412
Preferred Bank/Los Angeles CA	271	28,796
Prosperity Bancshares Inc	2,483	181,333
Provident Financial Services Inc	3,204	75,743
QCR Holdings Inc	400	38,940
Red River Bancshares Inc	115	10,497
Regions Financial Corp	21,564	651,233
Renasant Corp	2,306	98,097
Republic Bancorp Inc/KY Class A	232	20,980
S&T Bancorp Inc	919	45,105
Seacoast Banking Corp of Florida	2,360	78,470
ServisFirst Bancshares Inc	1,227	106,442
Shore Bancshares Inc	740	16,983
Sierra Bancorp	292	11,902
Simmons First National Corp Class A	3,541	80,204
SmartFinancial Inc	348	16,328
South Plains Financial Inc	298	12,839
Southern Financial Capital Trust III (b)	186	11,365
Southern Missouri Bancorp Inc	226	17,223
Southside Bancshares Inc	674	23,718
SOUTHSTATE BANK CORP	2,436	243,356
Stellar Bancorp Inc	1,119	43,999
Stock Yards Bancorp Inc	678	51,847
Texas Capital Bancshares Inc	1,093	112,863
TFS Financial Corp (c)	1,250	22,150
Third Coast Bancshares Inc (b)	311	12,564
Tompkins Financial Corp	306	28,923
Towne Bank/Portsmouth VA	2,098	76,032
TriCo Bancshares	799	43,026
Triumph Financial Inc (b)	562	42,886
Truist Financial Corp	31,130	1,550,897
TrustCo Bank Corp NY	440	24,160
Trustmark Corp	1,429	65,748
UMB Financial Corp	1,754	250,401
United Bankshares Inc/WV	3,450	158,114
United Community Bank/SC	2,947	103,410
Unity Bancorp Inc	158	9,273
Univest Financial Corp	713	31,194
US Bancorp	38,280	2,312,112
Valley National Bancorp	11,816	173,104
WaFd Inc	1,901	72,941
Washington Trust Bancorp Inc	483	17,620
Webster Financial Corp	3,984	304,457
Wells Fargo & Co	76,189	6,296,259
WesBanco Inc	2,358	92,033
Westamerica BanCorp	611	35,847
Western Alliance Bancorp	2,526	207,637
Wintrust Financial Corp	1,646	264,545
WSFS Financial Corp	1,300	99,749
Zions Bancorp NA	3,629	251,091
		66,420,750
Capital Markets - 2.8%
Acadian Asset Management Inc	652	46,631
Affiliated Managers Group Inc	691	233,834
AI Financial Corp (b)	3,101	1,813
Ameriprise Financial Inc	2,251	1,032,669
Ares Management Corp Class A (c)	5,094	567,013
Artisan Partners Asset Management Inc Class A	1,743	60,186
Bakkt Inc Class A (b)(c)	320	2,498
Bank of New York Mellon Corp/The	16,945	2,450,416
BGC Group Inc Class A	8,864	94,756
Blackrock Inc	3,555	3,418,346
Blackstone Inc	18,459	2,172,071
Blue Owl Capital Inc Class A (c)	15,588	136,395
BRC Group Holdings Inc (b)(c)	423	3,400
Carlyle Group Inc/The	6,375	268,451
Cboe Global Markets Inc	2,580	626,089
Charles Schwab Corp/The	41,143	3,796,265
CME Group Inc Class A	8,883	1,961,633
Cohen & Steers Inc	685	52,156
Coinbase Global Inc Class A (b)	5,505	804,776
DigitalBridge Group Inc Class A (c)	4,065	64,146
Donnelley Financial Solutions Inc (b)	668	28,023
Evercore Inc Class A	959	327,441
FactSet Research Systems Inc	912	209,833
Federated Hermes Inc Class B	1,832	101,163
Franklin Resources Inc	7,554	251,322
Galaxy Digital Inc Class A (b)(c)	4,756	130,029
GCM Grosvenor Inc Class A	1,557	19,151
Goldman Sachs Group Inc/The	7,389	7,473,013
Hamilton Lane Inc Class A	998	78,672
Houlihan Lokey Inc Class A	1,336	179,198
Innventure Inc (b)(c)	1,144	5,799
Interactive Brokers Group Inc Class A	10,990	956,570
Intercontinental Exchange Inc	13,987	1,721,940
Invesco Ltd	10,912	287,968
Janus Henderson Group PLC	3,040	157,928
Jefferies Financial Group Inc	4,063	203,069
KKR & Co Inc Class A	16,933	1,554,111
Lazard Inc (c)	2,768	116,090
LPL Financial Holdings Inc	1,968	554,346
MarketAxess Holdings Inc	917	104,070
Miami International Holdings Inc (c)	742	27,573
Moelis & Co Class A	1,833	119,915
Moody's Corp	3,779	1,711,585
Morgan Stanley	29,632	6,194,273
Morningstar Inc (c)	560	87,371
MSCI Inc	1,810	1,013,672
Nasdaq Inc	11,070	872,537
Northern Trust Corp	4,600	799,664
Oppenheimer Holdings Inc Class A	153	16,148
Perella Weinberg Partners Class A	1,634	26,079
Piper Sandler Cos	1,668	120,663
PJT Partners Inc Class A	593	89,507
Raymond James Financial Inc	4,331	658,442
Ridgepost Capital Inc Class A	1,509	11,876
Robinhood Markets Inc Class A (b)	19,488	1,954,257
S&P Global Inc	7,538	3,069,926
SEI Investments Co	2,283	200,242
State Street Corp	6,885	1,167,696
StepStone Group Inc Class A	1,800	74,448
Stifel Financial Corp	3,743	261,149
StoneX Group Inc (b)	1,721	203,939
T Rowe Price Group Inc (c)	5,394	613,244
TPG Inc Class A	3,185	129,152
Tradeweb Markets Inc Class A	2,843	283,333
Victory Capital Holdings Inc Class A (c)	1,171	98,434
Virtu Financial Inc Class A	1,946	115,923
Virtus Invt Partners Inc	155	22,243
WisdomTree Inc	2,840	48,110
		52,244,681
Consumer Finance - 0.6%
Ally Financial Inc	6,996	321,466
American Express Co	13,192	4,462,194
Atlanticus Holdings Corp (b)	143	14,622
Bread Financial Holdings Inc	1,090	118,102
Capital One Financial Corp	15,415	3,092,557
Credit Acceptance Corp (b)(c)	148	94,238
Dave Inc Class A (b)	272	101,344
DeFi Development Corp (b)(c)	595	1,749
Encore Capital Group Inc (b)	543	50,656
Enova International Inc (b)	603	145,160
EZCORP Inc Class A (b)	1,456	50,334
Figure Technology Solutions Inc Class A	774	23,770
FirstCash Holdings Inc	952	205,937
Green Dot Corp Class A (b)	1,203	16,253
Happen Inc (b)	2,842	58,943
Jefferson Capital Inc	424	8,255
Lendingtree Inc (b)	270	11,958
Navient Corp	1,612	13,718
Nelnet Inc Class A	335	44,666
NerdWallet Inc Class A (b)	861	7,964
OneMain Holdings Inc	2,896	176,569
Oportun Financial Corp (b)	1,089	6,218
OppFi Inc Class A (b)(c)	686	6,812
PRA Group Inc (b)	966	18,344
PROG Holdings Inc	997	46,470
Regional Management Corp	218	8,982
SLM Corp	4,913	127,443
SoFi Technologies Inc Class A (b)	31,234	560,026
Synchrony Financial	8,618	655,399
Upstart Holdings Inc (b)(c)	2,107	74,651
World Acceptance Corp (b)	66	14,773
		10,539,573
Financial Services - 3.1%
Affirm Holdings Inc Class A (b)	7,188	586,181
Alerus Financial Corp	613	19,064
Apollo Global Management Inc	11,465	1,356,424
Berkshire Hathaway Inc Class B (b)	45,166	22,600,615
Better Home & Finance Holding Co Class A (b)(c)	179	4,923
Block Inc Class A (b)	13,537	1,028,812
Cannae Holdings Inc	1,062	15,293
Cass Information Systems Inc	297	15,242
Corebridge Financial Inc	6,293	180,169
Corpay Inc (b)	1,732	577,224
Enact Holdings Inc	714	32,637
Equitable Holdings Inc	6,972	305,931
Essent Group Ltd	2,354	151,315
Euronet Worldwide Inc (b)	961	70,336
Federal Agricultural Mortgage Corp Class C	233	46,430
Fidelity National Information Services Inc	12,738	495,253
Finance of America Cos Inc Class A (b)(c)	128	3,523
Fiserv Inc (b)	13,308	652,757
Flywire Corp (b)	2,705	47,527
Global Payments Inc	5,849	424,403
HA Sustainable Infrastructure Capital Inc	3,154	123,164
International Money Express Inc (b)	732	10,577
Jack Henry & Associates Inc	1,774	244,351
Jackson Financial Inc	1,743	178,466
loanDepot Inc Class A (b)(c)	4,873	6,091
Marqeta Inc Class A (b)	9,545	38,753
Mastercard Inc Class A	20,060	10,302,816
Merchants Bancorp/IN	720	36,000
MGIC Investment Corp	5,410	152,562
NCR Atleos Corp (b)	1,801	78,181
NewtekOne Inc	660	9,775
NMI Holdings Inc (b)	1,884	77,414
Onity Group Inc (b)	156	6,201
Paymentus Holdings Inc Class A (b)	1,264	30,538
Payoneer Global Inc (b)	6,994	49,797
PayPal Holdings Inc	22,750	982,345
Paysign Inc (b)	869	7,117
PennyMac Financial Services Inc	710	61,841
Priority Technology Holdings Inc (b)(c)	686	4,576
Radian Group Inc	3,348	126,119
Remitly Global Inc (b)	4,188	93,853
Repay Holdings Corp Class A (b)	1,775	7,455
Rocket Cos Inc Class A (b)	23,773	374,425
Sezzle Inc (b)(c)	426	73,114
Shift4 Payments Inc Class A (b)(c)	1,648	80,159
Toast Inc Class A (b)	11,701	325,522
UWM Holdings Corp Class A	6,185	14,164
Velocity Financial Inc (b)	196	3,618
Visa Inc Class A	41,411	14,207,700
Voya Financial Inc	2,314	209,486
Walker & Dunlop Inc	847	46,331
Western Union Co/The (c)	7,807	60,114
WEX Inc (b)	838	118,233
		56,754,917
Insurance - 1.7%
Abacus Global Management Inc Class A (c)	778	8,332
AFLAC Inc	11,494	1,347,672
Allstate Corp/The	6,401	1,523,054
American Coastal Insurance Corp	643	7,137
American Financial Group Inc/OH	1,700	237,898
American Integrity Insurance Group Inc	163	3,068
American International Group Inc	13,227	985,808
Amerisafe Inc	467	15,799
Aon PLC	5,289	1,754,308
Arch Capital Group Ltd (b)	8,809	855,002
Arthur J Gallagher & Co	6,342	1,455,933
Assurant Inc	1,241	333,246
Assured Guaranty Ltd	1,053	84,408
Axis Capital Holdings Ltd	1,891	203,169
Baldwin Insurance Group Inc/The Class A (b)	1,916	50,927
Bowhead Specialty Holdings Inc (b)	405	12,122
Brighthouse Financial Inc (b)	1,430	90,519
Brown & Brown Inc	7,198	461,752
Chubb Ltd	8,944	3,047,579
Cincinnati Financial Corp	3,852	713,159
CNO Financial Group Inc	2,309	117,713
Donegal Group Inc Class A	407	7,676
Employers Holdings Inc	535	27,007
Erie Indemnity Co Class A (c)	628	150,563
Everest Group Ltd	1,006	359,373
F&G Annuities & Life Inc (c)	930	24,729
Fidelity National Financial Inc	6,274	295,882
First American Financial Corp	2,510	172,161
Genworth Financial Inc Class A (b)	9,709	91,944
Globe Life Inc	1,968	351,642
Goosehead Insurance Inc Class A (b)	626	30,361
Greenlight Capital Re Ltd Class A (b)	636	10,290
Hagerty Inc Class A (b)(c)	930	11,086
Hanover Insurance Group Inc/The	873	186,927
Hartford Insurance Group Inc/The	6,877	911,340
HCI Group Inc	267	46,792
Heritage Insurance Holdings Inc (b)	532	13,875
Hippo Holdings Inc (b)	535	15,119
Horace Mann Educators Corp	1,010	52,167
Investors Title Co	38	10,400
James River Group Holdings Inc	1,253	5,513
Kemper Corp	1,448	39,038
Kingstone Cos Inc	290	5,519
Kinsale Capital Group Inc	544	179,417
Lemonade Inc (b)	1,558	101,348
Lincoln National Corp	4,169	147,374
Loews Corp	4,149	469,708
Markel Group Inc (b)	310	605,433
Marsh & McLennan Cos Inc	11,936	1,989,373
MBIA Inc (b)(c)	1,157	7,544
Mercury General Corp	655	69,836
MetLife Inc	13,576	1,148,665
Neptune Insurance Holdings Inc Class A	442	13,923
Octave Specialty Group Inc (b)	1,000	6,240
Old Republic International Corp	5,597	229,029
Oscar Health Inc Class A (b)	5,385	153,580
Palomar Hldgs Inc (b)	647	81,774
Primerica Inc	784	222,813
Principal Financial Group Inc	4,889	526,936
Progressive Corp/The	14,439	3,154,200
Prudential Financial Inc	8,586	926,687
Reinsurance Group of America Inc	1,625	345,556
RLI Corp	2,268	133,971
Root Inc/OH Class A (b)(c)	334	18,677
Ryan Specialty Holdings Inc Class A (c)	2,785	105,162
Safety Insurance Group Inc	362	27,099
Selective Insurance Group Inc	1,485	144,060
Selectquote Inc (b)	3,079	2,589
SiriusPoint Ltd (b)	2,547	61,128
Skyward Specialty Insurance Group Inc (b)	1,002	58,467
Slide Insurance Holdings Inc (b)	567	10,983
Stewart Information Services Corp	741	48,921
Tiptree Inc Class A	566	10,143
Travelers Companies Inc/The	5,320	1,756,238
Trupanion Inc (b)	846	20,955
TWFG Inc Class A (b)	353	8,490
United Fire Group Inc	533	27,951
Universal Insurance Holdings Inc	620	25,643
Unum Group	3,770	337,038
W R Berkley Corp	7,326	516,703
White Mountains Insurance Group Ltd	60	124,403
Willis Towers Watson PLC	2,350	614,220
		30,560,286
Mortgage Real Estate Investment Trusts (REITs) - 0.0%
Adamas Trust Inc	2,051	19,238
AGNC Investment Corp (c)	27,313	297,712
Annaly Capital Management Inc	17,799	397,986
Apollo Commercial Real Estate Finance Inc (c)	3,239	34,593
Arbor Realty Trust Inc (c)	4,895	26,531
Ares Commercial Real Estate Corp	1,365	6,143
ARMOUR Residential REIT Inc	2,768	48,302
Blackstone Mortgage Trust Inc Class A	3,886	65,868
Brightspire Capital Inc Class A	3,175	17,304
Chimera Investment Corp	2,073	27,654
Claros Mortgage Trust Inc (b)(c)	3,255	7,649
Dynex Capital Inc	4,865	63,780
Ellington Financial Inc (c)	3,025	41,170
Franklin BSP Realty Trust Inc	2,012	16,378
Invesco Mortgage Capital Inc (c)	1,726	13,635
Kkr Real Estate Finance Trust Inc (c)	1,347	9,213
Ladder Capital Corp Class A (c)	2,794	27,800
MFA Financial Inc	2,509	24,312
Orchid Island Capital Inc	4,499	31,358
Pennymac Mortgage Investment Trust (c)	2,112	23,823
Ready Capital Corp (c)	3,934	6,885
Redwood Trust Inc	2,973	14,092
Rithm Capital Corp	13,714	128,774
Starwood Property Trust Inc	8,621	141,212
TPG Mortgage Investment Trust Inc	774	6,130
TPG RE Finance Trust Inc	1,898	15,886
Two Harbors Investment Corp	2,535	31,459
		1,544,887
TOTAL FINANCIALS		218,065,094
Health Care - 9.2%
Biotechnology - 2.2%
4D Molecular Therapeutics Inc (b)(c)	1,030	13,699
AbbVie Inc	43,546	10,957,915
Abeona Therapeutics Inc (b)(c)	1,383	8,547
Absci Corp (b)	3,287	38,096
ACADIA Pharmaceuticals Inc (b)	3,060	77,418
Achieve Life Sciences Inc (b)(c)	1,304	8,515
ADMA Biologics Inc (b)	5,815	48,672
Agenus Inc (b)(c)	834	2,552
Agios Pharmaceuticals Inc (b)	1,433	53,179
Akebia Therapeutics Inc (b)	6,103	6,957
Aldeyra Therapeutics Inc (b)	1,206	2,569
Alector Inc (b)	2,538	5,101
Alkermes PLC (b)	4,073	213,405
Allogene Therapeutics Inc (b)	3,917	8,147
Alnylam Pharmaceuticals Inc (b)	3,273	985,271
Altimmune Inc (b)	3,066	9,321
Amgen Inc	13,269	4,804,970
AnaptysBio Inc (b)	473	31,928
Anavex Life Sciences Corp (b)	2,410	6,242
Anika Therapeutics Inc (b)	390	5,706
Annexon Inc (b)	3,206	18,306
Apogee Therapeutics Inc (b)	1,329	176,398
Arbutus Biopharma Corp (b)(c)	3,659	17,563
Arcturus Therapeutics Holdings Inc (b)(c)	716	4,812
Arcus Biosciences Inc (b)	2,097	64,651
Arcutis Biotherapeutics Inc (b)	2,733	71,659
Ardelyx Inc (b)	5,883	30,003
ArriVent Biopharma Inc (b)	762	26,472
Arrowhead Pharmaceuticals Inc (b)	3,444	280,720
ARS Pharmaceuticals Inc (b)(c)	1,669	13,369
Assembly Biosciences Inc (b)	276	7,584
Atrium Therapeutics Inc	340	4,573
aTyr Pharma Inc (b)	2,051	1,223
Aura Biosciences Inc (b)	1,503	10,671
Beam Therapeutics Inc (b)	2,411	82,746
Bicara Therapeutics Inc (b)	793	23,544
BioCryst Pharmaceuticals Inc (b)(c)	5,878	58,780
Biogen Inc (b)	3,629	784,082
Biohaven Ltd (b)	2,876	42,795
BioMarin Pharmaceutical Inc (b)	4,721	270,136
Biomea Fusion Inc (b)	1,375	2,021
Black Diamond Therapeutics Inc (b)	1,136	2,102
Bridgebio Pharma Inc (b)	4,169	310,507
C4 Therapeutics Inc (b)(c)	2,190	10,227
Cabaletta Bio Inc (b)(c)	2,368	7,364
Candel Therapeutics Inc (b)(c)	1,043	10,743
Capricor Therapeutics Inc (b)	1,142	27,499
Cardiff Oncology Inc (b)(c)	1,854	2,410
CareDx Inc (b)	1,261	35,939
Caribou Biosciences Inc (b)	2,098	3,692
Carisma Therapeutics Inc rights (b)(d)	1,904	0
Cartesian Therapeutics Inc rights (b)(d)	1,985	575
Catalyst Pharmaceuticals Inc (b)	2,823	88,727
Celcuity Inc (b)	892	93,321
Celldex Therapeutics Inc (b)	1,623	60,392
CG oncology Inc (b)	1,695	120,430
Cogent Biosciences Inc (b)	3,787	146,557
Coherus Oncology Inc (b)	3,673	5,142
Compass Therapeutics Inc (b)	3,650	7,994
Corbus Pharmaceuticals Holdings Inc (b)(c)	391	3,668
Corvus Pharmaceuticals Inc (b)(c)	1,801	26,907
Cullinan Therapeutics Inc (b)	1,216	22,143
Cytokinetics Inc (b)	3,006	256,081
CytomX Therapeutics Inc (b)	4,367	16,376
Denali Therapeutics Inc (b)	3,625	93,235
Design Therapeutics Inc (b)	728	10,534
DiaMedica Therapeutics Inc (b)(c)	759	5,343
Dianthus Therapeutics Inc (b)	900	87,732
Disc Medicine Inc (b)	776	56,757
Dyne Therapeutics Inc (b)	3,510	77,957
Editas Medicine Inc (b)	2,285	7,403
Eledon Pharmaceuticals Inc (b)(c)	1,836	7,234
Emergent BioSolutions Inc (b)(c)	1,290	10,810
Enanta Pharmaceuticals Inc (b)	715	10,425
Entrada Therapeutics Inc (b)	621	4,571
Erasca Inc (b)	5,818	106,586
Evommune Inc (c)	274	3,641
Exelixis Inc (b)	6,383	347,299
Fate Therapeutics Inc (b)	2,547	6,877
First Tracks Biotherapeutics Inc	473	9,517
Galectin Therapeutics Inc (b)(c)	1,276	5,921
Geron Corp (b)	12,786	16,366
Gilead Sciences Inc	30,578	3,863,225
Gossamer Bio Inc (b)(c)	4,901	806
GRAIL Inc (b)	738	50,383
Halozyme Therapeutics Inc (b)	2,893	226,435
Heron Therapeutics Inc (b)(c)	4,372	1,866
Humacyte Inc Class A (b)(c)	4,026	3,142
Ideaya Biosciences Inc (b)	2,141	79,795
Immunic Inc (b)(c)	297	4,565
ImmunityBio Inc (b)(c)	7,461	65,321
Immunome Inc (b)(c)	2,540	53,823
Immunovant Inc (b)	1,888	72,745
Incyte Corp (b)	4,108	465,683
Inhibrx Biosciences Inc (b)	234	22,172
Insmed Inc (b)	5,243	559,009
Intellia Therapeutics Inc (b)(c)	2,865	48,476
Ionis Pharmaceuticals Inc (b)	3,981	315,653
Iovance Biotherapeutics Inc (b)(c)	8,388	34,894
Ironwood Pharmaceuticals Inc Class A (b)	3,417	14,386
Jade Biosciences Inc (b)	797	17,709
Janux Therapeutics Inc (b)	1,204	18,493
Keros Therapeutics Inc (b)	466	4,986
Kodiak Sciences Inc (b)(c)	982	38,259
Korro Bio Inc (b)	149	1,964
Krystal Biotech Inc (b)	635	236,010
Kura Oncology Inc (b)	2,075	22,763
Kymera Therapeutics Inc (b)	1,518	174,069
Kyverna Therapeutics Inc (b)	869	7,743
Larimar Therapeutics Inc (b)(c)	1,030	3,142
Lexeo Therapeutics Inc (b)	1,447	6,736
Lineage Cell Therapeutics Inc (b)	5,660	7,415
Lyell Immunopharma Inc (b)	351	4,932
MacroGenics Inc (b)	1,433	6,620
Madrigal Pharmaceuticals Inc (b)	458	245,923
MannKind Corp (b)	7,751	33,019
MapLight Therapeutics Inc	489	17,526
MiMedx Group Inc (b)	2,892	11,134
Mineralys Therapeutics Inc (b)	1,371	36,990
Mirum Pharmaceuticals Inc (b)	1,169	136,855
Moderna Inc (b)	8,550	598,757
Monopar Therapeutics Inc (b)	96	8,889
Monte Rosa Therapeutics Inc (b)	1,510	36,542
Myriad Genetics Inc (b)	2,308	13,179
Natera Inc (b)	3,420	928,359
Neurocrine Biosciences Inc (b)	2,466	415,607
Neurogene Inc (b)(c)	287	9,026
Nkarta Inc (b)	1,170	3,311
Novavax Inc (b)(c)	4,009	37,765
Nurix Therapeutics Inc (b)	2,361	57,278
Nuvalent Inc Class A (b)	1,321	163,144
Ocugen Inc (b)(c)	8,217	12,572
Olema Pharmaceuticals Inc (b)	1,274	15,938
OmniAb Operations Inc $12.5 earnout shares (b)(d)	93	34
OmniAb Operations Inc $15 earnout shares (b)(d)	93	23
Organogenesis Holdings Inc Class A (b)	1,691	4,109
ORIC Pharmaceuticals Inc (b)(c)	1,895	20,523
Oruka Therapeutics Inc (b)	957	91,078
Palvella Therapeutics Inc (b)	226	34,537
PDL BioPharma Inc (b)(d)	644	0
Perspective Therapeutics Inc (b)(c)	2,096	7,147
Praxis Precision Medicines Inc (b)	634	212,257
Precigen Inc (b)	4,216	24,031
Prime Medicine Inc (b)(c)	2,617	9,657
ProKidney Corp Class A (b)(c)	2,578	5,259
Protagonist Therapeutics Inc (b)	1,448	177,496
Protara Therapeutics Inc (b)	1,133	4,328
PTC Therapeutics Inc (b)	1,982	161,672
Puma Biotechnology Inc (b)	929	7,534
Recursion Pharmaceuticals Inc Class A (b)(c)	12,689	46,569
Regeneron Pharmaceuticals Inc	2,487	1,550,744
REGENXBIO Inc (b)	1,153	13,813
Relay Therapeutics Inc (b)	3,258	60,957
Replimune Group Inc (b)	1,980	21,919
Revolution Medicines Inc (b)	4,490	840,887
Rezolute Inc (b)(c)	2,238	11,638
Rhythm Pharmaceuticals Inc (b)	1,486	164,991
Rigel Pharmaceuticals Inc (b)(c)	424	16,587
Rocket Pharmaceuticals Inc (b)	1,959	6,700
Roivant Sciences Ltd (b)	11,086	392,334
Sagimet Biosciences Inc Class A (b)	662	5,117
Sana Biotechnology Inc (b)(c)	3,880	13,541
Sarepta Therapeutics Inc (b)	2,571	46,201
Savara Inc (b)(c)	3,248	20,008
Scholar Rock Holding Corp (b)	2,066	113,630
SELLAS Life Sciences Group Inc (b)(c)	4,162	61,431
Sionna Therapeutics Inc (b)	350	15,397
Solid Biosciences Inc (b)	1,126	11,249
Spyre Therapeutics Inc (b)	1,687	149,772
Stoke Therapeutics Inc (b)	1,270	41,554
Summit Therapeutics Inc (b)	3,767	54,885
Syndax Pharmaceuticals Inc (b)	2,120	46,343
Tango Therapeutics Inc (b)	2,404	75,149
Taysha Gene Therapies Inc (b)	5,370	36,570
Tectonic Therapeutic Inc (b)(c)	232	7,975
TG Therapeutics Inc (b)	3,358	184,489
Tonix Pharmaceuticals Holding Corp (b)	315	4,019
Travere Therapeutics Inc (b)	2,184	124,073
Twist Bioscience Corp (b)	1,498	154,114
Tyra Biosciences Inc (b)	575	18,366
Ultragenyx Pharmaceutical Inc (b)	2,357	78,700
United Therapeutics Corp (b)	1,065	577,049
Upstream Bio Inc (b)	828	5,730
Vanda Pharmaceuticals Inc (b)	1,462	8,947
Vaxcyte Inc (b)	3,162	183,807
Vera Therapeutics Inc Class A (b)	1,573	67,497
Veracyte Inc (b)	1,932	113,466
Verastem Inc (b)(c)	1,774	6,777
Vericel Corp (b)	1,266	56,324
Vertex Pharmaceuticals Inc (b)	6,263	3,111,020
Viking Therapeutics Inc (b)	2,821	110,047
Vir Biotechnology Inc (b)	2,761	28,135
Viridian Therapeutics Inc (b)	2,114	38,834
Voyager Therapeutics Inc (b)	1,266	4,431
Xencor Inc (b)	1,713	27,579
XOMA Royalty Corp (b)(c)	234	9,945
Zenas Biopharma Inc (b)	696	17,664
		40,139,015
Health Care Equipment & Supplies - 1.4%
Abbott Laboratories	42,833	3,886,666
Align Technology Inc (b)	1,640	276,602
Alphatec Holdings Inc (b)	2,729	23,606
AngioDynamics Inc (b)	1,074	13,973
Anteris Technologies Global Corp (b)	1,874	18,459
Artivion Inc (b)	1,037	23,301
AtriCure Inc (b)	1,244	34,807
Avanos Medical Inc (b)	1,133	28,189
Axogen Inc (b)	1,223	56,490
Baxter International Inc	12,651	269,719
Becton Dickinson & Co	7,020	1,062,337
Beta Bionics Inc (b)(c)	978	15,325
Bioventus Inc (b)(c)	1,183	11,168
Boston Scientific Corp (b)	36,560	1,560,381
Butterfly Network Inc Class A (b)	4,919	41,418
Ceribell Inc (b)	497	9,667
Cerus Corp (b)	4,606	13,450
ClearPoint Neuro Inc (b)(c)	787	14,040
CONMED Corp	744	24,351
Cooper Cos Inc/The (b)	4,853	348,009
CVRx Inc (b)(c)	511	2,627
Delcath Systems Inc (b)(c)	693	8,725
DENTSPLY SIRONA Inc (c)	4,908	52,074
Dexcom Inc (b)	9,497	639,623
Edwards Lifesciences Corp (b)	14,304	1,293,940
Electromed Inc (b)	189	7,995
Embecta Corp (c)	1,423	4,639
Enovis Corp (b)	1,386	28,690
Envista Holdings Corp (b)	3,997	105,321
GE HealthCare Technologies Inc	11,258	720,625
Glaukos Corp (b)	1,413	197,481
Globus Medical Inc Class A (b)	2,738	216,329
Haemonetics Corp (b)	1,142	85,650
ICU Medical Inc (b)	602	88,253
IDEXX Laboratories Inc (b)	1,968	1,036,034
Inogen Inc (b)	683	4,405
Inspire Medical Systems Inc (b)	632	28,194
Insulet Corp (b)	1,728	263,088
Integer Holdings Corp (b)	855	79,900
Integra LifeSciences Holdings Corp (b)	1,604	28,808
Intuitive Surgical Inc (b)	8,749	3,479,302
iRadimed Corp	205	19,590
iRhythm Technologies Inc (b)	786	93,495
Kestra Medical Technologies Ltd (b)	473	12,033
Lantheus Holdings Inc (b)	1,635	181,387
LeMaitre Vascular Inc	515	49,419
LivaNova PLC (b)	1,332	109,530
Medline Inc Class A	8,051	317,531
Medtronic PLC	31,576	2,470,190
Merit Medical Systems Inc (b)	1,455	100,890
Microbot Medical Inc (b)(c)	1,655	3,227
Neogen Corp (b)	5,351	48,105
NeuroPace Inc (b)	564	8,962
Novocure Ltd (b)	2,527	38,284
Omnicell Inc (b)	1,110	46,087
OraSure Technologies Inc (b)	1,843	8,220
Orthofix Medical Inc (b)	1,016	9,286
OrthoPediatrics Corp (b)	418	7,996
Penumbra Inc (b)	963	304,067
Procept Biorobotics Corp (b)(c)	1,396	31,522
Pulse Biosciences Inc (b)(c)	470	13,033
QuidelOrtho Corp (b)	1,692	29,635
ResMed Inc	3,595	700,594
RxSight Inc (b)	874	4,213
SANUWAVE Health Inc (b)	171	1,710
Senseonics Holdings Inc (b)(c)	821	4,663
SI-BONE Inc (b)(c)	987	16,108
Sight Sciences Inc (b)	845	4,580
Solventum Corp (b)	3,620	279,283
STAAR Surgical Co (b)	1,246	35,748
Stereotaxis Inc (b)(c)	2,064	3,550
STERIS PLC	2,411	507,684
Streamex Corp (b)(c)	2,054	1,747
Stryker Corp	8,484	2,671,103
Tactile Systems Technology Inc (b)	537	15,992
Tandem Diabetes Care Inc (b)	1,702	25,683
Teleflex Inc	1,090	138,168
TransMedics Group Inc (b)	834	55,394
UFP Technologies Inc (b)(c)	192	50,905
Varex Imaging Corp (b)	994	10,367
Zimmer Biomet Holdings Inc	4,898	421,669
		24,955,311
Health Care Providers & Services - 1.7%
Acadia Healthcare Co Inc (b)	2,269	67,004
Accendra Health Inc (b)	1,996	6,826
AdaptHealth Corp (b)	2,682	27,946
Addus HomeCare Corp (b)	452	45,412
agilon health Inc (b)	319	34,190
Alignment Healthcare Inc (b)	3,911	93,121
AMN Healthcare Services Inc (b)	949	30,719
Ardent Health Inc (b)	606	5,963
Astrana Health Inc (b)	1,049	48,684
Aveanna Healthcare Holdings Inc (b)	1,855	15,897
BrightSpring Health Services Inc (b)	3,260	227,352
Brookdale Senior Living Inc (b)	5,789	93,145
Cardinal Health Inc	5,798	1,377,373
Castle Biosciences Inc (b)	698	16,647
Cencora Inc	4,792	1,356,040
Centene Corp (b)	11,532	740,239
Chemed Corp	350	163,009
Cigna Group/The	6,497	1,791,093
Clover Health Investments Corp Class A (b)	10,069	52,762
Community Health Systems Inc (b)	2,930	9,786
Concentra Group Holdings Parent Inc	2,909	86,543
CorVel Corp (b)	775	48,453
Cross Country Healthcare Inc (b)	713	9,419
CVS Health Corp	31,362	3,244,399
DaVita Inc (b)	822	182,879
Elevance Health Inc	5,442	2,104,585
Encompass Health Corp	2,472	249,870
Ensign Group Inc/The	1,417	227,145
Fulgent Genetics Inc (b)(c)	465	9,542
GeneDx Holdings Corp Class A (b)	529	36,316
Guardant Health Inc (b)	3,167	475,145
Guardian Pharmacy Services Inc Class A (b)	606	25,373
HCA Healthcare Inc	3,858	1,504,196
HealthEquity Inc (b)	2,102	189,853
Henry Schein Inc (b)	2,462	205,626
Hims & Hers Health Inc Class A (b)(c)	5,141	178,238
Hinge Health Inc Class A (b)	353	29,299
Humana Inc	2,974	1,181,332
Infusystem Holdings Inc (b)	498	4,806
Labcorp Holdings Inc	2,038	570,640
LifeStance Health Group Inc (b)	4,776	51,151
McKesson Corp	3,017	2,279,645
Molina Healthcare Inc (b)	1,266	289,534
National HealthCare Corp (c)	304	64,253
NeoGenomics Inc (b)	3,121	45,535
NRC Health Class A	298	6,428
Nutex Health Inc (b)(c)	127	21,703
Oncology Institute Inc/The (b)(c)	1,671	9,074
OPKO Health Inc (b)	11,151	16,727
Option Care Health Inc (b)	3,875	81,259
PACS Group Inc (b)	1,087	46,350
Pediatrix Medical Group Inc (b)	2,058	52,129
Pennant Group Inc/The (b)	870	32,147
Privia Health Group Inc (b)	2,834	72,919
Progyny Inc (b)	1,995	57,516
Quest Diagnostics Inc	2,716	575,656
RadNet Inc (b)	1,700	104,839
Select Medical Holdings Corp	2,741	45,254
Sonida Senior Living Inc (b)	169	6,895
Strata Critical Medical Inc (b)(c)	493	2,597
Surgery Partners Inc (b)	1,824	30,643
Talkspace Inc Class A (b)	3,383	17,592
Tenet Healthcare Corp (b)	2,159	403,906
UnitedHealth Group Inc	22,321	9,277,277
Universal Health Services Inc Class B	1,356	201,624
US Physical Therapy Inc	364	25,000
Viemed Healthcare Inc (b)	816	9,302
		30,593,822
Health Care Technology - 0.0%
Certara Inc (b)(c)	2,925	19,159
Claritev Corp Class A (b)(c)	195	6,651
Doximity Inc Class A (b)	3,277	67,965
Evolent Health Inc Class A (b)	2,701	14,639
GoodRx Holdings Inc Class A (b)(c)	2,448	7,050
Health Catalyst Inc (b)	1,582	3,148
HealthStream Inc	612	16,677
HeartFlow Inc (b)	425	12,470
LifeMD Inc (b)(c)	1,204	4,973
OptimizeRx Corp (b)	382	2,185
Phreesia Inc (b)	1,350	13,892
Schrodinger Inc/United States (b)	1,340	21,775
Simulations Plus Inc (b)	422	7,727
Teladoc Health Inc (b)	4,276	36,260
TruBridge Inc (b)	263	6,893
Veeva Systems Inc Class A (b)	3,719	660,011
Waystar Holding Corp (b)	2,791	57,299
		958,774
Life Sciences Tools & Services - 0.8%
10X Genomics Inc Class A (b)	2,876	110,266
Adaptive Biotechnologies Corp (b)	2,911	62,441
Agilent Technologies Inc	6,982	927,419
Avantor Inc (b)	16,845	166,766
Azenta Inc (b)	976	24,908
Bio-Rad Laboratories Inc Class A (b)	444	130,363
Bio-Techne Corp	3,851	272,073
BioLife Solutions Inc (b)	984	27,788
Bruker Corp	2,766	166,458
Charles River Laboratories International Inc (b)	1,210	274,416
Codexis Inc (b)	1,773	4,007
CryoPort Inc (b)	1,293	20,300
Cytek Biosciences Inc (b)	2,874	12,732
Danaher Corp	15,499	2,952,250
Fortrea Holdings Inc (b)	2,288	39,811
Ginkgo Bioworks Holdings Inc Class A (b)(c)	1,077	10,673
Illumina Inc (b)	3,775	663,758
IQVIA Holdings Inc (b)	4,189	809,399
Lifecore Biomedical Inc (b)(c)	894	4,694
Maravai LifeSciences Holdings Inc Class A (b)	2,939	18,339
MaxCyte Inc (b)	2,235	2,748
Medpace Holdings Inc (b)	551	291,804
Mesa Laboratories Inc	133	13,240
Mettler-Toledo International Inc (b)	500	638,755
Pacific Biosciences of California Inc (b)(c)	6,977	11,721
Personalis Inc (b)(c)	1,346	18,036
Quanterix Corp (b)	996	4,303
Quantum-Si Inc Class A (b)(c)	3,910	3,460
Repligen Corp (b)	1,305	178,054
Revvity Inc	2,788	310,193
Sotera Health Co (b)	5,691	101,015
Standard BioTools Inc (b)	7,294	6,001
Tempus AI Inc Class A (b)(c)	2,520	145,984
Thermo Fisher Scientific Inc	9,256	4,640,588
Waters Corp (b)	2,422	908,347
West Pharmaceutical Services Inc	1,776	637,584
		14,610,694
Pharmaceuticals - 3.1%
Aclaris Therapeutics Inc (b)	2,303	12,183
Alumis Inc (b)	1,978	55,661
Amneal Intermediate Inc Class A (b)	4,168	72,148
Amphastar Pharmaceuticals Inc (b)	893	18,021
Amylyx Pharmaceuticals Inc (b)	2,093	37,590
ANI Pharmaceuticals Inc (b)	449	37,168
Aquestive Therapeutics Inc (b)(c)	2,122	8,828
Arvinas Inc (b)	1,537	12,772
AtaiBeckley Inc (b)(c)	4,698	24,758
Atea Pharmaceuticals Inc (b)	1,742	8,100
Axsome Therapeutics Inc (b)	1,041	254,806
BioAge Labs Inc (b)	735	18,015
Bristol-Myers Squibb Co	50,208	2,892,985
Collegium Pharmaceutical Inc (b)	794	28,743
Contineum Therapeutics Inc Class A (b)	595	9,752
Corcept Therapeutics Inc (b)	2,315	201,289
CorMedix Inc (b)(c)	1,897	14,891
Crinetics Pharmaceuticals Inc (b)	2,501	93,587
Definium Therapeutics Inc (b)	2,420	113,837
Edgewise Therapeutics Inc (b)	1,815	73,743
Elanco Animal Health Inc (b)	12,215	300,611
Eli Lilly & Co	19,525	23,418,872
Enliven Therapeutics Inc (b)	1,083	54,962
Esperion Therapeutics Inc (b)	5,707	18,034
Eton Pharmaceuticals Inc (b)	564	20,417
Evolus Inc (b)(c)	1,488	10,327
EyePoint Inc (b)	1,970	28,171
Filana Therapeutics Inc (b)	1,237	1,472
Fulcrum Therapeutics Inc (b)	1,152	4,216
Harmony Biosciences Holdings Inc (b)	988	35,973
Harrow Inc (b)(c)	825	35,038
Indivior Pharmaceuticals Inc	3,083	126,495
Innoviva Inc (b)	1,763	40,038
Jazz Pharmaceuticals PLC (b)	1,493	359,768
Johnson & Johnson	59,368	15,077,692
LB Pharmaceuticals Inc	595	19,311
LENZ Therapeutics Inc (b)(c)	539	3,062
Lexicon Pharmaceuticals Inc (b)(c)	5,478	13,147
Ligand Pharmaceuticals Inc (b)	487	153,936
Liquidia Corp (b)	1,678	133,787
Maze Therapeutics Inc (b)	516	15,397
MBX Biosciences Inc (b)	615	33,948
Merck & Co Inc	61,165	7,859,703
Nektar Therapeutics (b)(c)	683	47,680
Neumora Therapeutics Inc (b)	2,203	3,745
Nuvation Bio Inc Class A (b)(c)	6,003	34,097
Ocular Therapeutix Inc (b)	4,254	41,774
Omeros Corp (b)(c)	1,794	17,061
Organon & Co	6,377	86,345
Pacira BioSciences Inc (b)	1,014	25,725
Perrigo Co PLC	3,432	35,658
Pfizer Inc	140,153	3,374,884
Phathom Pharmaceuticals Inc (b)	1,218	13,215
Phibro Animal Health Corp Class A	517	16,234
Prestige Consumer Healthcare Inc (b)	1,149	54,313
Rapport Therapeutics Inc (b)	699	29,127
Royalty Pharma PLC Class A	9,329	523,077
Septerna Inc (b)	581	19,458
SIGA Technologies Inc	962	3,502
Supernus Pharmaceuticals Inc (b)	1,400	65,114
Tarsus Pharmaceuticals Inc (b)	954	60,045
Theravance Biopharma Inc (b)	886	15,062
Third Harmonic Bio Inc (b)(d)	456	0
Trevi Therapeutics Inc (b)	2,585	48,210
Viatris Inc	28,317	449,674
WaVe Life Sciences Ltd (b)	3,452	20,056
Xeris Biopharma Holdings Inc (b)	3,992	31,617
Xeris Biopharma Holdings Inc rights (b)(d)	400	0
Zevra Therapeutics Inc (b)	1,437	20,607
Zoetis Inc Class A	10,428	749,356
		57,538,890
TOTAL HEALTH CARE		168,796,506
Industrials - 10.0%
Aerospace & Defense - 2.3%
AAR Corp (b)	966	138,070
AeroVironment Inc (b)(c)	785	129,580
AerSale Corp (b)	845	5,340
AIRO Group Holdings Inc (b)(c)	249	1,840
Archer Aviation Inc Class A (b)(c)	15,018	71,035
Astronics Corp (b)	775	62,977
Astronics Corp Class B	74	5,624
ATI Inc (b)	3,355	661,271
Axon Enterprise Inc (b)	1,947	1,091,508
Boeing Co (b)	19,352	4,189,127
BWX Technologies Inc	2,248	437,573
Byrna Technologies Inc (b)	472	3,167
Cadre Holdings Inc	720	20,527
Carpenter Technology Corp	1,229	758,096
Curtiss-Wright Corp	907	687,288
Ducommun Inc (b)	340	62,971
Eve Holding Inc Class A (b)(c)	2,485	6,237
FTAI Aviation Ltd	2,531	684,711
GE Aerospace	25,842	9,657,931
General Dynamics Corp	6,250	2,214,000
HEICO Corp (c)	1,022	364,026
HEICO Corp Class A	1,874	483,324
Hexcel Corp	1,867	186,812
Howmet Aerospace Inc	9,881	2,656,606
Huntington Ingalls Industries Inc	965	270,094
Innovative Solutions And Support Inc (b)(c)	305	5,490
Intuitive Machines Inc Class A (b)(c)	2,745	58,716
Karman Holdings Inc (b)	1,873	93,500
Kratos Defense & Security Solutions Inc (b)	4,539	226,315
L3Harris Technologies Inc	4,606	1,338,458
Leonardo DRS Inc	1,885	80,433
Loar Holdings Inc (b)(c)	874	70,453
Lockheed Martin Corp	4,987	2,540,677
Mercury Systems Inc (b)	1,307	159,885
Moog Inc Class A	699	296,264
National Presto Industries Inc	136	16,999
Northrop Grumman Corp	3,287	1,674,102
Park Aerospace Corp	444	16,943
Red Cat Holdings Inc (b)(c)	2,508	26,710
Redwire Corp Class A (b)	1,854	22,674
Rocket Lab Corp (b)	11,591	1,178,225
RTX Corp	33,057	6,271,905
StandardAero Inc (b)(c)	4,627	138,394
Textron Inc	4,304	394,806
TransDigm Group Inc	1,391	1,852,868
V2X Inc (b)	504	37,578
Virgin Galactic Holdings Inc Class A (b)(c)	1,535	4,436
Voyager Technologies Inc Class A (b)(c)	309	9,965
VSE Corp	711	162,464
Woodward Inc	1,466	623,695
		42,151,690
Air Freight & Logistics - 0.3%
CH Robinson Worldwide Inc	2,927	551,271
Expeditors International of Washington Inc	3,307	538,975
FedEx Corp	5,327	1,668,044
Forward Air Corp Class Common Stock (b)	528	7,133
GXO Logistics Inc (b)	2,823	143,126
Hub Group Inc Class A	1,486	65,072
United Parcel Service Inc Class B	18,202	1,956,715
		4,930,336
Building Products - 0.6%
A O Smith Corp	2,798	175,491
AAON Inc	1,664	211,095
Advanced Drainage Systems Inc	1,761	276,407
Allegion plc	2,130	299,244
Apogee Enterprises Inc	527	24,105
Armstrong World Industries Inc	1,060	170,045
AZZ Inc	730	113,187
Builders FirstSource Inc (b)	2,717	243,117
Carlisle Cos Inc	1,009	366,015
Carrier Global Corp	19,371	1,420,863
CSW Industrials Inc (c)	403	112,155
Fortune Brands Innovations Inc	2,970	163,053
Gibraltar Industries Inc (b)	745	33,600
Griffon Corp	952	92,849
Hayward Holdings Inc (b)	4,859	84,109
Insteel Industries Inc	484	14,616
Janus International Group Inc (b)	3,497	19,407
JELD-WEN Holding Inc (b)	1,947	2,920
Johnson Controls International plc	15,075	2,202,608
Lennox International Inc (c)	789	452,058
Masco Corp	5,033	409,535
Masterbrand Inc (b)	3,055	31,436
Modine Manufacturing Co (b)	1,296	346,058
Owens Corning	2,019	320,940
Quanex Building Products Corp (c)	1,165	21,692
Resideo Technologies Inc (b)	3,397	105,647
Simpson Manufacturing Co Inc	1,019	213,328
Tecnoglass Inc	637	29,818
Trane Technologies PLC	5,449	2,676,331
Trex Co Inc (b)	2,655	132,856
UFP Industries Inc	1,440	130,666
Zurn Elkay Water Solutions Corp	3,644	184,131
		11,079,382
Commercial Services & Supplies - 0.4%
ABM Industries Inc	1,427	63,130
ACCO Brands Corp	2,380	9,901
ACV Auctions Inc Class A (b)	4,343	31,226
Brady Corp Class A	1,066	97,614
BrightView Holdings Inc (b)	1,692	23,976
Brink's Co/The	1,013	95,718
Casella Waste Systems Inc Class A (b)	1,544	149,722
Cintas Corp	8,373	1,424,080
Clean Harbors Inc (b)	1,233	368,359
Copart Inc (b)	22,007	620,377
CoreCivic Inc (b)	2,441	74,158
Deluxe Corp	1,140	27,223
Ennis Inc	605	12,856
Enviri Corp	665	14,597
GEO Group Inc/The (b)	3,348	98,933
Healthcare Services Group Inc (b)	1,706	41,899
HNI Corp	1,695	68,495
Interface Inc	1,443	51,717
Liquidity Services Inc (b)	582	22,768
Millerknoll Inc	1,665	34,066
MSA Safety Inc	898	156,773
Onterris Inc (b)(c)	788	15,925
OPENLANE Inc (b)	2,592	106,894
Perma-Fix Environmental Services Inc (b)(c)	370	5,287
Pitney Bowes Inc	3,661	64,141
Quad/Graphics Inc Class A	668	5,631
Republic Services Inc	4,957	1,056,238
Rollins Inc	7,219	301,321
Tetra Tech Inc	6,416	185,358
UniFirst Corp/MA	354	93,619
Veralto Corp	6,134	543,963
Vestis Corp (b)	2,740	39,785
Waste Management Inc	9,130	2,034,895
		7,940,645
Construction & Engineering - 0.5%
AECOM	3,177	221,755
Ameresco Inc Class A (b)	730	20,148
API Group Corp (b)	9,426	399,191
Arcosa Inc	1,208	175,510
Argan Inc	341	272,306
Bowman Consulting Group Ltd (b)	361	10,541
Centuri Holdings Inc (b)	2,044	61,811
Comfort Systems USA Inc	869	1,722,315
Construction Partners Inc Class A (b)	1,182	140,386
Dycom Industries Inc (b)	736	372,114
EMCOR Group Inc	1,106	917,847
Everus Construction Group Inc (b)	1,255	208,267
Fluor Corp (b)	3,963	207,622
Granite Construction Inc	1,070	169,146
IES Holdings Inc (b)	216	158,687
Legence Corp Class A	837	71,338
Limbach Holdings Inc (b)	273	21,021
MasTec Inc (b)	1,508	627,418
Matrix Service Co (b)	750	10,275
MYR Group Inc (b)	383	191,653
NWPX Infrastructure Inc (b)	231	34,636
Orion Group Holdings Inc (b)	906	15,239
Primoris Services Corp (c)	1,332	132,028
Quanta Services Inc	3,677	2,647,587
Sterling Infrastructure Inc (b)	759	637,074
Terrestrial Energy Inc Class A (b)(c)	1,302	9,217
Tutor Perini Corp	1,080	89,608
Valmont Industries Inc	484	279,558
WillScot Holdings Corp	4,444	128,254
		9,952,552
Electrical Equipment - 1.4%
Acuity Inc	748	281,742
Allient Inc	361	37,158
American Superconductor Corp (b)	1,164	48,318
AMETEK Inc	5,669	1,371,558
Amprius Technologies Inc (b)	3,184	44,130
Array Technologies Inc (b)(c)	3,673	27,217
Atkore Inc	830	63,113
Babcock & Wilcox Enterprises Inc (b)(c)	2,115	29,822
Blink Charging Co (b)	2,894	1,851
Bloom Energy Corp Class A (b)	6,362	1,925,777
ChargePoint Holdings Inc Class A (b)(c)	510	3,014
Eaton Corp PLC	9,570	4,077,968
Emerson Electric Co	13,851	1,982,771
Energy Vault Holdings Inc Class A (b)(c)	2,798	13,179
EnerSys	907	212,075
Enovix Corp Class B (b)(c)	4,867	29,543
Eos Energy Enterprises Inc (b)(c)	7,911	46,517
Fluence Energy Inc Class A (b)	1,621	32,225
FuelCell Energy Inc (b)	1,143	41,159
GE Vernova Inc	6,641	7,802,245
Generac Holdings Inc (b)	1,442	422,232
GrafTech International Ltd (b)	418	2,469
Hubbell Inc	1,312	686,438
Hyliion Holdings Corp Class A (b)	3,227	16,813
KULR Technology Group Inc (b)(c)	1,062	4,046
LSI Industries Inc	795	21,131
NANO Nuclear Energy Inc (b)(c)	913	19,301
NeoVolta Inc (b)	795	2,503
Nextpower Inc Class A (b)	3,650	434,861
NuScale Power Corp Class A (b)(c)	3,731	37,422
nVent Electric PLC	3,993	677,253
Plug Power Inc (b)(c)	33,972	92,064
Powell Industries Inc (c)	699	200,166
Power Solutions International Inc (b)	164	6,378
Preformed Line Products Co	62	25,455
Regal Rexnord Corp	1,632	388,726
Rockwell Automation Inc	2,770	1,371,372
Sensata Technologies Holding PLC	3,597	171,721
SES AI Corp Class A (b)(c)	6,061	5,820
Shoals Technologies Group Inc (b)	4,024	39,838
Sunrun Inc (b)	5,692	76,159
Vertiv Holdings Co Class A	9,430	3,157,353
Vicor Corp (b)	561	213,057
		26,143,960
Ground Transportation - 0.9%
ArcBest Corp	554	79,521
Avis Budget Group Inc (b)(c)	412	60,906
Covenant Logistics Group Inc Class A	374	16,523
CSX Corp	45,793	2,176,541
Fedex Freight Holding Co Inc	2,658	401,358
Ftai Infrastructure Inc (c)	2,853	13,238
Heartland Express Inc	1,096	16,681
Hertz Global Holdings Inc (b)(c)	3,031	6,865
JB Hunt Transport Services Inc	1,849	535,156
Knight-Swift Transportation Holdings Inc	3,987	310,468
Landstar System Inc	839	173,514
Lyft Inc Class A (b)	9,832	143,646
Marten Transport Ltd	1,447	25,105
Norfolk Southern Corp	5,528	1,739,054
Old Dominion Freight Line Inc	4,545	984,447
Proficient Auto Logistics Inc (b)	551	3,752
RXO Inc (b)	4,011	110,663
Ryder System Inc	969	255,593
Saia Inc (b)	655	275,860
Schneider National Inc Class B	1,204	43,982
U-Haul Holding Co (b)	1,203	78,724
U-Haul Holding Co Class N	1,428	82,396
Uber Technologies Inc (b)	50,713	3,659,450
Union Pacific Corp	14,611	3,974,193
Werner Enterprises Inc	1,482	64,630
XPO Inc (b)	2,896	594,520
		15,826,786
Industrial Conglomerates - 0.3%
3M Co	12,988	2,102,887
Honeywell Aerospace Inc	7,824	1,729,730
Honeywell International Inc	7,824	1,751,794
		5,584,411
Machinery - 2.1%
3D Systems Corp (b)(c)	3,586	10,830
AGCO Corp	1,480	177,156
AirJoule Technologies Corp Class A (b)(c)	814	4,510
Alamo Group Inc	267	43,919
Albany International Corp Class A	708	52,746
Alliance Laundry Holdings Inc	919	24,372
Allison Transmission Holdings Inc	2,044	230,441
Astec Industries Inc	577	35,307
Atmus Filtration Technologies Inc	2,015	102,745
Blue Bird Corp (b)	785	61,984
Caterpillar Inc	11,463	12,206,949
CECO Environmental Corp (b)	747	67,783
Chart Industries Inc (b)	1,113	232,550
CNH Industrial NV Class A	21,744	244,185
Columbus McKinnon Corp/NY	683	10,334
Crane Co	1,203	268,353
Cummins Inc	3,405	2,428,480
Deere & Co	6,210	3,939,189
Donaldson Co Inc	2,835	254,498
Douglas Dynamics Inc	569	30,698
Dover Corp	3,326	745,955
Energy Recovery Inc (b)	1,364	12,303
Enerpac Tool Group Corp Class A	1,280	45,901
Enpro Inc	519	195,627
Esab Corp	1,396	137,687
ESCO Technologies Inc	637	222,975
Federal Signal Corp	1,496	192,221
Flowserve Corp	3,121	231,453
Fortive Corp	7,737	472,653
Franklin Electric Co Inc	936	100,330
FreightCar America Inc (b)	354	3,447
Gates Industrial Corp PLC (b)	6,243	174,617
Gorman-Rupp Co/The	521	47,797
Graco Inc	4,102	310,152
Graham Corp (b)	263	32,557
Greenbrier Cos Inc/The	747	36,610
Helios Technologies Inc	813	72,560
Hillman Solutions Corp (b)	4,845	40,892
Hyster-Yale Inc Class A	296	10,378
IDEX Corp	1,848	419,404
Illinois Tool Works Inc	6,445	1,743,179
Ingersoll Rand Inc	8,803	721,758
ITT Inc	2,126	420,438
JBT Marel Corp	1,279	185,455
Kadant Inc (c)	288	90,498
Kennametal Inc	1,878	65,824
Lincoln Electric Holdings Inc	1,361	361,359
Lindsay Corp	257	31,817
Manitowoc Co Inc/The (b)	819	11,376
Mayville Engineering Co Inc (b)	346	12,961
Microvast Holdings Inc (b)(c)	4,921	5,758
Middleby Corp/The (b)	1,140	196,091
Miller Industries Inc/TN	355	18,158
Mueller Industries Inc	2,729	335,476
Mueller Water Products Inc Class A1	3,873	100,040
Nordson Corp	1,308	394,611
Oshkosh Corp	1,555	238,661
Otis Worldwide Corp	9,588	686,501
PACCAR Inc	12,939	1,554,233
Palladyne AI Corp Class A (b)(c)	817	4,967
Parker-Hannifin Corp	3,108	3,039,997
Pentair PLC	4,052	310,626
Perma-Pipe International Holdings Inc (b)(c)	199	5,419
Proto Labs Inc (b)	589	48,009
RBC Bearings Inc (b)	781	503,011
Richtech Robotics Inc Class B (b)(c)	3,871	8,168
Snap-on Inc	1,281	515,474
SPX Technologies Inc (b)	1,225	300,333
Standex International Corp	296	105,870
Stanley Black & Decker Inc	3,810	358,597
Symbotic Inc Class A (b)(c)	1,444	64,908
Taylor Devices Inc (b)	78	4,577
Tennant CO	453	39,656
Terex Corp	2,800	202,692
Timken Co/The	1,560	226,699
Titan International Inc (b)	1,168	9,005
Toro Co/The	2,394	233,223
Trinity Industries Inc	1,966	67,984
Velo3D Inc Class A (b)(c)	301	5,283
Wabash National Corp	1,047	14,135
Watts Water Technologies Inc Class A	674	263,837
Westinghouse Air Brake Technologies Corp	4,200	1,132,320
Worthington Enterprises Inc	783	42,094
Xylem Inc/NY	6,010	710,442
		39,324,068
Marine Transportation - 0.0%
Genco Shipping & Trading Ltd	921	22,822
Kirby Corp (b)	1,332	181,112
Matson Inc	769	147,825
Pangaea Logistics Solutions Ltd	844	5,485
		357,244
Passenger Airlines - 0.2%
Alaska Air Group Inc (b)(c)	2,836	148,039
Allegiant Travel Co (b)	324	38,102
American Airlines Group Inc (b)	16,220	293,095
Delta Air Lines Inc	16,011	1,499,591
Frontier Group Holdings Inc (b)(c)	1,317	10,417
JetBlue Airways Corp (b)	7,225	41,399
Joby Aviation Inc Class A (b)(c)	5,872	52,378
SkyWest Inc (b)	979	97,244
Southwest Airlines Co	12,144	624,444
United Airlines Holdings Inc (b)	7,990	1,086,561
		3,891,270
Professional Services - 0.5%
Alight Inc Class A	10,929	6,120
Amentum Holdings Inc (b)	3,753	77,575
Automatic Data Processing Inc	9,929	2,223,601
Barrett Business Services Inc	612	21,738
BlackSky Technology Inc Class A (b)(c)	747	20,856
Booz Allen Hamilton Holding Corp Class A	2,966	179,947
Broadridge Financial Solutions Inc	2,894	396,333
CACI International Inc (b)	543	251,550
Cbiz Inc (b)	1,223	39,234
Clarivate PLC (b)(c)	11,160	24,106
Concentrix Corp (c)	1,070	23,973
Conduent Inc (b)	3,494	5,101
CRA International Inc	157	22,341
Equifax Inc	2,960	469,811
ExlService Holdings Inc (b)	3,881	100,363
Exponent Inc	1,219	71,628
First Advantage Corp (b)(c)	1,957	35,324
Franklin Covey Co (b)	234	5,740
FTI Consulting Inc (b)	747	111,310
Genpact Ltd	3,912	107,580
Huron Consulting Group Inc (b)	392	35,343
ICF International Inc	461	33,588
Innodata Inc (b)	795	60,086
Insperity Inc (c)	875	36,146
Jacobs Solutions Inc	2,886	363,636
KBR Inc	3,100	107,043
Kelly Services Inc Class A	810	9,947
Kforce Inc	423	19,847
Korn Ferry (c)	1,276	84,956
Legalzoom.com Inc (b)	2,779	17,035
Leidos Holdings Inc	3,143	323,635
ManpowerGroup Inc	1,124	37,957
Maximus Inc	1,332	71,608
Mistras Group Inc (b)	485	8,473
Parsons Corp (b)	1,298	68,002
Paychex Inc	8,000	786,641
Paycom Software Inc	1,203	151,193
Paylocity Holding Corp (b)	1,066	111,429
Planet Labs PBC Class A (b)	6,871	227,636
Resolute Holdings Management Inc (b)	87	12,574
Resources Connection Inc (c)	678	2,882
Robert Half Inc (c)	2,443	75,000
Science Applications International Corp	1,118	123,438
Spire Global Inc Class A (b)(c)	773	14,378
SS&C Technologies Holdings Inc	5,154	319,806
TIC Solutions Inc (b)	4,434	35,871
TransUnion	4,729	341,150
TriNet Group Inc	718	35,534
TrueBlue Inc (b)	853	5,945
UL Solutions Inc Class A (c)	1,901	193,636
Upwork Inc (b)(c)	3,267	27,312
Verisk Analytics Inc	3,442	617,943
Verra Mobility Corp Class A (b)	3,903	16,588
Willdan Group Inc (b)	338	26,736
		8,597,225
Trading Companies & Distributors - 0.5%
Alta Equipment Group Inc Class A (b)	582	3,766
Applied Industrial Technologies Inc	915	309,407
BlueLinx Holdings Inc (b)	193	11,943
Boise Cascade Co	905	70,255
Core & Main Inc Class A (b)	4,648	224,266
Custom Truck One Source Inc Class A (b)	1,430	16,888
DNOW Inc (b)(c)	4,562	59,169
DXP Enterprises Inc/TX (b)	313	52,816
Fastenal Co	28,301	1,359,297
Ferguson Enterprises Inc	4,824	1,144,880
GATX Corp	876	155,218
Global Industrial Co	365	12,213
Herc Holdings Inc	747	107,075
Hudson Technologies Inc (b)	991	5,688
Karat Packaging Inc	218	7,294
McGrath RentCorp	602	72,860
MSC Industrial Direct Co Inc Class A	1,133	134,770
NPK International Inc (b)	2,035	32,377
QXO Inc (b)(c)	5,501	95,057
Rush Enterprises Inc Class A	1,590	116,046
Rush Enterprises Inc Class B	96	7,344
SiteOne Landscape Supply Inc (b)	1,094	125,165
Sunbelt Rentals Holdings Inc (c)	10,230	765,306
Titan Machinery Inc (b)(c)	529	11,172
Transcat Inc (b)	230	21,337
United Rentals Inc	1,554	1,760,512
Watsco Inc (c)	867	361,305
Wesco International Inc	1,195	412,789
Willis Lease Finance Corp	76	17,389
WW Grainger Inc	1,077	1,465,151
Xometry Inc Class A (b)(c)	1,079	104,145
		9,042,900
TOTAL INDUSTRIALS		184,822,469
Information Technology - 34.7%
Communications Equipment - 1.2%
ADTRAN Holdings Inc (b)	1,787	24,839
Applied Optoelectronics Inc (b)	1,578	233,796
Arista Networks Inc (b)	25,449	4,323,276
Aviat Networks Inc (b)	318	7,060
BK Technologies Corp (b)	91	7,824
Calix Inc (b)	1,483	55,346
Ciena Corp (b)	3,474	1,704,205
Cisco Systems Inc	97,342	11,433,791
Clearfield Inc (b)	297	11,818
Digi International Inc (b)	916	68,654
Extreme Networks Inc (b)	3,275	106,012
F5 Inc (b)	1,395	580,264
Harmonic Inc (b)	2,807	45,838
Lantronix Inc (b)	830	4,880
Lumentum Holdings Inc (b)	1,760	1,510,186
Motorola Solutions Inc	4,079	1,693,968
Netgear Inc (b)	682	15,925
NetScout Systems Inc (b)	1,684	73,338
Ondas Inc (b)(c)	10,970	90,393
Ribbon Communications Inc (b)	2,458	5,752
Viasat Inc (b)	3,341	300,055
Viavi Solutions Inc (b)	5,690	271,698
Vistance Networks Inc	5,406	69,089
		22,638,007
Electronic Equipment, Instruments & Components - 1.2%
908 Devices Inc (b)	773	6,725
Advanced Energy Industries Inc	928	346,023
Aeva Technologies Inc (b)	660	18,955
Amphenol Corp Class A	30,292	5,341,085
Arlo Technologies Inc (b)	2,641	35,601
Arrow Electronics Inc (b)	1,256	268,043
Avnet Inc	2,017	179,150
Badger Meter Inc (c)	719	106,685
Bel Fuse Inc Class A	29	8,445
Bel Fuse Inc Class B	266	88,589
Belden Inc	959	114,994
Benchmark Electronics Inc	875	86,336
CDW Corp/DE	3,199	449,907
Climb Global Solutions Inc	396	9,191
Cognex Corp	4,075	295,112
Coherent Corp (b)	4,623	1,823,635
Corning Inc	19,244	4,915,495
Crane NXT Co	1,212	62,006
CTS Corp	710	46,285
Daktronics Inc (b)	1,002	19,599
ePlus Inc	639	53,184
Evolv Technologies Holdings Inc Class A (b)	3,393	19,679
Flex Ltd (b)	9,070	1,469,975
Frequency Electronics Inc (b)(c)	168	11,147
Insight Enterprises Inc (b)	760	92,568
IPG Photonics Corp (b)	618	72,504
Itron Inc (b)(c)	1,117	96,654
Jabil Inc	2,607	1,004,946
Keysight Technologies Inc (b)	4,231	1,481,146
Kimball Electronics Inc (b)	584	14,950
Knowles Corp (b)	2,085	86,486
LightPath Technologies Inc Class A (b)(c)	1,268	20,732
Lightwave Logic Inc (b)(c)	3,549	33,574
Littelfuse Inc	613	279,117
M-Tron Industries Inc (b)	77	7,635
Methode Electronics Inc (c)	935	17,737
MicroVision Inc (b)(c)	7,139	2,334
Mirion Technologies Inc Class A (b)	5,982	107,257
Napco Security Technologies Inc	888	33,726
nLight Inc (b)	1,351	94,057
Novanta Inc (b)(c)	884	143,420
OSI Systems Inc (b)	378	82,669
Ouster Inc Class A (b)(c)	1,494	93,405
PC Connection Inc	278	20,291
Plexus Corp (b)	659	198,142
Powerfleet Inc NJ (b)(c)	2,920	11,184
Ralliant Corp	2,816	207,342
Rogers Corp (b)	415	67,948
Sanmina Corp (b)	1,343	339,886
ScanSource Inc (b)	473	24,639
SmartRent Inc Class A (b)	4,532	5,393
TD SYNNEX Corp	1,852	495,114
Teledyne Technologies Inc (b)	1,158	772,270
TTM Technologies Inc (b)	2,541	475,218
Vishay Intertechnology Inc (c)	3,070	165,105
Vishay Precision Group Inc (b)	310	46,472
Vontier Corp	3,495	101,355
Vuzix Corp (b)	1,660	4,814
Zebra Technologies Corp Class A (b)	1,209	318,281
		22,794,217
IT Services - 1.0%
Accenture PLC Class A	15,166	1,887,257
Akamai Technologies Inc (b)	3,554	420,118
Amdocs Ltd	2,660	134,436
Applied Digital Corp (b)(c)	6,117	228,164
Backblaze Inc Class A (b)	1,385	21,966
BigBear.ai Holdings Inc (b)(c)	10,819	39,706
Cloudflare Inc Class A (b)	7,824	1,919,071
Cognizant Technology Solutions Corp Class A	11,807	457,285
Commerce.com Inc (b)	1,749	5,176
CoreWeave Inc Class A (b)	5,959	593,159
DigitalOcean Holdings Inc (b)(c)	1,953	306,680
DXC Technology Co (b)(c)	4,163	36,843
EPAM Systems Inc (b)	1,362	108,075
Everforth Inc (b)	1,060	18,942
Fastly Inc Class A (b)	3,427	62,920
Gartner Inc (b)(c)	1,730	224,243
GoDaddy Inc Class A (b)	3,317	281,547
Grid Dynamics Holdings Inc (b)	1,738	9,872
Hackett Group Inc/The	537	5,783
IBM Corporation	23,033	6,477,110
Information Services Group Inc	912	3,747
Kyndryl Holdings Inc (b)	5,576	63,065
MongoDB Inc Class A (b)	2,009	674,823
Okta Inc Class A (b)	4,165	568,314
Rackspace Technology Inc (b)(c)	2,535	16,554
Snowflake Inc (b)	8,437	2,147,217
TSS Inc/MD (b)(c)	638	7,847
Twilio Inc Class A (b)	3,741	771,881
Unisys Corp (b)	1,472	5,388
VeriSign Inc	2,036	512,176
Whitefiber Inc	238	9,246
		18,018,611
Semiconductors & Semiconductor Equipment - 17.1%
ACM Research Inc Class A (b)	1,302	165,211
Advanced Micro Devices Inc (b)	40,172	23,336,317
Aehr Test Systems (b)	706	67,818
Aeluma Inc (b)(c)	278	6,138
Alpha & Omega Semiconductor Ltd (b)	620	29,345
Ambarella Inc (b)	998	85,628
Ambiq Micro Inc	169	14,923
Amkor Technology Inc	2,797	241,185
Analog Devices Inc	12,038	4,781,132
Applied Materials Inc	19,557	14,139,711
Astera Labs Inc (b)	3,273	1,580,924
Atomera Inc (b)(c)	903	7,865
Axcelis Technologies Inc (b)	753	142,656
AXT Inc (b)(c)	1,226	88,370
Blaize Holdings Inc Class A (b)(c)	1,432	1,975
Broadcom Inc	116,818	44,128,000
CEVA Inc (b)	660	31,126
Cirrus Logic Inc (b)	1,252	185,960
Cohu Inc (b)(c)	1,149	84,923
Credo Technology Group Holding Ltd (b)	3,919	1,065,772
Diodes Inc (b)	1,132	123,886
Enphase Energy Inc (b)	3,235	159,291
Entegris Inc	3,756	675,554
Everspin Technologies Inc (b)	462	11,171
First Solar Inc (b)	2,646	624,350
FormFactor Inc (b)	1,906	304,827
GlobalFoundries Inc	2,597	214,019
GSI Technology Inc (b)(c)	727	5,619
Ichor Holdings Ltd (b)	843	94,652
Impinj Inc (b)	657	94,102
Intel Corp (b)	115,690	16,153,795
KLA Corp	32,298	9,744,630
Kopin Corp (b)	4,362	19,542
Lam Research Corp	30,771	13,333,997
Lattice Semiconductor Corp (b)	3,362	514,252
MACOM Technology Solutions Holdings Inc (b)	1,591	605,169
Marvell Technology Inc	21,483	6,399,571
MaxLinear Inc (b)	1,999	255,932
Microchip Technology Inc	13,339	1,216,517
Micron Technology Inc	27,732	32,010,770
MKS Inc	1,660	738,368
Monolithic Power Systems Inc	1,202	1,661,597
Navitas Semiconductor Corp Class A (b)	4,864	87,163
NVE Corp	129	13,487
NVIDIA Corp	598,711	119,796,084
ON Semiconductor Corp (b)	9,718	918,740
Onto Innovation Inc (b)	1,221	462,087
PDF Solutions Inc (b)	800	56,632
Penguin Solutions Inc (b)	1,164	88,476
Photronics Inc (b)	1,442	46,908
Power Integrations Inc	1,376	115,254
Qnity Electronics Inc	5,171	844,476
Qorvo Inc (b)	2,072	193,255
QUALCOMM Inc	26,290	4,858,129
QuickLogic Corp (b)	379	7,569
Rambus Inc (b)	2,646	351,230
Rigetti Computing Inc Class A (b)(c)	8,134	157,149
Semtech Corp (b)(c)	2,275	368,209
Silicon Laboratories Inc (b)	810	177,034
SiTime Corp (b)	543	404,839
SkyWater Technology Inc (b)	694	24,165
Skyworks Solutions Inc (c)	3,694	250,453
SolarEdge Technologies Inc (b)	1,468	85,790
Synaptics Inc (b)(c)	946	117,522
Teradyne Inc	3,862	1,868,590
Texas Instruments Inc	22,358	6,664,249
Ultra Clean Holdings Inc (b)	1,135	161,840
Universal Display Corp	1,094	94,729
Veeco Instruments Inc (b)	1,485	112,563
Wolfspeed Inc (c)	692	33,389
		313,506,601
Software - 7.1%
8x8 Inc (b)	3,674	6,283
A10 Networks Inc	1,774	66,277
ACI Worldwide Inc (b)	2,547	128,089
Adeia Inc	2,674	88,055
Adobe Inc (b)	10,118	2,074,392
Agilysys Inc (b)	628	65,626
Alarm.com Holdings Inc (b)	1,224	57,185
Alkami Technology Inc (b)(c)	1,966	35,624
Amplitude Inc Class A (b)(c)	2,309	17,664
Appfolio Inc Class A (b)(c)	603	96,691
Appian Corp Class A (b)(c)	965	22,099
AppLovin Corp Class A (b)	6,679	3,441,221
Arteris Inc (b)	801	38,921
Asana Inc Class A (b)(c)	2,168	15,176
Atlassian Corp Class A (b)	4,169	324,307
Aurora Innovation Inc Class A (b)(c)	30,675	209,204
Autodesk Inc (b)	5,232	1,017,205
AvePoint Inc Class A (b)	3,509	39,336
Bentley Systems Inc Class B (c)	3,643	108,889
BILL Holdings Inc (b)	2,166	78,323
Bit Digital Inc (b)	7,931	14,276
BitMine Immersion Technologies Inc (c)	11,181	148,819
Blackbaud Inc (b)	882	26,125
BlackLine Inc (b)(c)	1,238	34,751
Blend Labs Inc Class A (b)(c)	5,180	8,858
Box Inc Class A (b)	3,520	93,421
Braze Inc Class A (b)	2,394	51,926
C3.ai Inc Class A (b)(c)	3,056	27,779
Cadence Design Systems Inc (b)	6,711	2,518,773
Ccc Intelligent Solutions Holdings Inc Class A (b)	14,266	73,613
Cerence Inc (b)(c)	1,178	13,335
Cipher Digital Inc (b)(c)	7,208	176,596
Circle Internet Group Inc Class A (b)(c)	1,334	83,548
Cleanspark Inc (b)(c)	6,245	90,865
Clear Secure Inc Class A	2,192	122,160
Commvault Systems Inc (b)	1,088	154,202
Consensus Cloud Solutions Inc (b)	470	17,931
Core Scientific Inc (b)	7,632	195,303
Crowdstrike Holdings Inc Class A (b)	6,213	4,741,389
CS Disco Inc (b)	638	2,411
Daily Journal Corp (b)	21	12,625
Datadog Inc Class A (b)	8,093	2,107,093
Digimarc Corp (c)	495	4,069
Digital Turbine Inc (b)	2,784	35,914
Docusign Inc (b)	4,922	218,635
Dolby Laboratories Inc Class A	1,488	78,239
Domo Inc Class B (b)(c)	725	2,268
Dropbox Inc Class A (b)	4,303	118,203
Dynatrace Inc (b)	7,328	321,772
eGain Corp (b)	436	2,747
Elastic NV (b)	2,273	129,606
Fair Isaac Corp (b)	585	698,946
Five9 Inc (b)	1,952	41,617
Fortinet Inc (b)	15,578	2,393,092
Freshworks Inc Class A (b)	5,137	51,986
Gen Digital Inc	13,545	337,135
Gitlab Inc Class A (b)	3,475	106,092
Guidewire Software Inc (b)	2,090	257,175
HubSpot Inc (b)	1,296	236,533
Hut 8 Corp (United States) (b)	2,364	272,912
I3 Verticals Inc Class A (b)(c)	492	10,509
Intapp Inc (b)	1,336	33,681
InterDigital Inc (c)	632	178,938
Intuit Inc	6,863	1,791,243
Klaviyo Inc Class A (b)	3,553	53,650
Life360 Inc (b)(c)	1,915	106,014
LiveRamp Holdings Inc (b)	1,577	59,358
Manhattan Associates Inc (b)	1,474	205,255
MARA Holdings Inc (b)(c)	9,234	128,260
Microsoft Corp	182,949	68,243,636
Mitek Systems Inc (b)	1,101	22,163
N-able Inc/US (b)(c)	1,853	6,801
nCino Inc (b)(c)	2,603	42,559
NCR Voyix Corp (b)(c)	3,488	28,497
Netskope Inc Class A (b)(c)	2,084	22,799
Nutanix Inc Class A (b)	6,644	338,578
OneSpan Inc	932	13,374
Ooma Inc (b)	624	11,993
Oracle Corp	41,784	6,123,445
PagerDuty Inc (b)	2,291	22,108
Palantir Technologies Inc Class A (b)	56,291	6,567,471
Palo Alto Networks Inc (b)	19,914	6,791,072
PAR Technology Corp (b)(c)	970	16,897
Pegasystems Inc	2,258	67,672
Pivotal Software Inc rights (b)(d)	193	0
Porch Group Inc (b)(c)	2,428	36,517
Procore Technologies Inc (b)	2,950	119,829
Progress Software Corp (b)	1,025	34,420
PTC Inc (b)	2,944	334,468
Q2 Holdings Inc (b)	1,524	73,304
Qualys Inc (b)	876	120,441
Rapid7 Inc (b)	1,384	11,210
Red Violet Inc (b)	317	20,199
Rekor Systems Inc (b)(c)	2,820	1,959
RingCentral Inc Class A	1,869	72,854
Riot Platforms Inc (b)	7,946	217,561
Roper Technologies Inc	2,629	889,627
Rubrik Inc Class A (b)	3,734	299,766
Salesforce Inc	23,097	3,618,376
Samsara Inc Class A (b)	8,806	285,579
SentinelOne Inc Class A (b)	8,231	139,680
ServiceNow Inc (b)	25,790	2,560,431
ServiceTitan Inc Class A (b)	1,399	98,923
SoundHound AI Inc Class A (b)(c)	9,461	61,213
Spartacus Acquisition Corp Class A (b)	2,208	39,369
Sprinklr Inc Class A (b)	3,110	16,048
Sprout Social Inc Class A (b)	1,274	9,619
SPS Commerce Inc (b)	928	53,054
Strategy Inc Class A (b)(c)	7,735	672,404
Synopsys Inc (b)	4,716	2,103,666
Telos Corp (b)	1,306	6,008
Tenable Holdings Inc (b)	2,927	107,948
Teradata Corp (b)(c)	2,283	79,106
Terawulf Inc (b)(c)	8,132	200,860
Thryv Holdings Inc (b)	955	3,763
Trimble Inc (b)	5,846	299,198
Tyler Technologies Inc (b)	1,057	309,130
UiPath Inc Class A (b)(c)	10,453	113,624
Unity Software Inc (b)	8,515	243,359
Varonis Systems Inc (b)	2,880	120,845
Veritone Inc (b)(c)	1,950	2,672
Vertex Inc Class A (b)	1,768	20,297
Viant Technology Inc Class A (b)	468	5,925
Weave Communications Inc (b)	1,553	9,302
Workday Inc Class A (b)	5,267	644,786
Workiva Inc Class A (b)	1,276	61,899
Xperi Inc (b)	1,171	9,637
Yext Inc (b)	2,055	9,597
Zeta Global Holdings Corp Class A (b)	4,939	97,200
Zoom Communications Inc Class A (b)	6,562	566,366
Zscaler Inc (b)	2,509	354,145
		129,995,464
Technology Hardware, Storage & Peripherals - 7.1%
Apple Inc	361,712	104,664,985
Corsair Gaming Inc (b)(c)	1,236	11,952
Dell Technologies Inc Class C	7,324	3,160,013
Diebold Nixdorf Inc (b)(c)	857	72,862
Eastman Kodak Co (b)	1,685	15,586
Everpure Inc Class A (b)	7,713	607,707
GPGI Inc Class A (c)	4,378	69,391
Hewlett Packard Enterprise Co	32,763	1,477,939
HP Inc	22,568	495,142
Immersion Corp	765	5,179
IonQ Inc (b)(c)	8,709	463,841
NetApp Inc	4,887	756,312
One Stop Systems Inc (b)(c)	533	9,690
Quantum Computing Inc (b)(c)	4,650	45,105
Sandisk Corp (b)	3,637	8,269,557
Seagate Technology Holdings PLC	5,374	5,185,910
Super Micro Computer Inc (b)	12,366	362,695
Turtle Beach Corp (b)(c)	352	4,382
Western Digital Corp	8,355	5,336,506
Xerox Holdings Corp (c)	3,217	10,069
Xerox Holdings Corp warrants 2/14/2028 (b)	42	11
		131,024,834
TOTAL INFORMATION TECHNOLOGY		637,977,734
Materials - 2.1%
Chemicals - 1.2%
AdvanSix Inc	694	13,797
Air Products and Chemicals Inc	5,487	1,608,679
Albemarle Corp	2,897	391,182
Alto Ingredients Inc (b)(c)	1,889	10,767
Arq Inc (b)	671	1,710
Ashland Inc (c)	1,118	73,665
ASP Isotopes Inc (b)(c)	2,622	16,309
Aspen Aerogels Inc (b)	1,667	10,569
Avient Corp	2,236	82,643
Axalta Coating Systems Ltd (b)	5,257	179,895
Balchem Corp	799	134,991
Cabot Corp	1,294	117,521
Celanese Corp	2,698	124,108
CF Industries Holdings Inc	3,832	414,852
Chemours Co/The	3,658	75,062
Corteva Inc	16,579	1,404,076
Dow Inc	17,750	485,640
DuPont de Nemours Inc	3,380	458,463
Eastman Chemical Co	2,808	188,080
Ecolab Inc	6,282	1,750,228
Ecovyst Inc (b)	2,792	34,760
Element Solutions Inc	5,594	267,114
Flotek Industries Inc (b)(c)	337	7,926
FMC Corp (c)	3,089	35,524
Hawkins Inc	511	72,613
HB Fuller Co	1,326	77,293
Huntsman Corp (c)	4,029	42,788
Ingevity Corp (b)	875	65,336
Innospec Inc	613	49,892
International Flavors & Fragrances Inc	6,346	502,730
Intrepid Potash Inc (b)	272	8,916
Koppers Holdings Inc	478	21,462
Kronos Worldwide Inc	459	2,905
Linde PLC	11,499	5,967,291
LSB Industries Inc (b)	1,344	14,529
LyondellBasell Industries NV Class A1	6,331	333,327
Mativ Holdings Inc	1,437	10,878
Minerals Technologies Inc	767	56,735
Mosaic Co/The	7,812	165,536
NewMarket Corp	192	151,918
Olin Corp	2,784	55,179
Perimeter Solutions Inc (b)	3,429	122,244
PPG Industries Inc	5,558	674,130
PureCycle Technologies Inc (b)(c)	3,563	28,896
Quaker Chemical Corp (c)	341	54,175
Rayonier Advanced Materials Inc (b)	1,640	12,890
RPM International Inc	3,147	349,789
Scotts Miracle-Gro Co/The	1,093	74,444
Sensient Technologies Corp	1,050	129,455
Sherwin-Williams Co/The	5,682	1,956,426
Solstice Advanced Materials Inc	3,902	345,717
Stepan Co	519	28,919
Tronox Holdings PLC	2,862	18,031
Westlake Corp (c)	814	59,422
		19,341,427
Construction Materials - 0.2%
Amrize Ltd (United States) (c)	12,703	677,070
CRH PLC	16,525	1,768,175
Eagle Materials Inc	773	173,925
Knife River Corp (b)	1,400	117,110
Martin Marietta Materials Inc	1,489	858,706
United States Lime & Minerals Inc	254	26,586
Vulcan Materials Co	3,260	961,733
		4,583,305
Containers & Packaging - 0.2%
Amcor PLC	11,450	496,358
AptarGroup Inc	1,582	198,066
Ardagh Metal Packaging SA	3,844	18,221
Avery Dennison Corp	1,913	310,576
Ball Corp	6,622	413,213
Crown Holdings Inc	2,752	307,729
Graphic Packaging Holding CO	7,224	76,358
Greif Inc Class A	628	46,780
Greif Inc Class B	93	8,699
International Paper Co	12,985	494,729
Myers Industries Inc	916	32,344
O-I Glass Inc (b)	3,826	36,844
Packaging Corp of America	2,206	525,646
Ranpak Holdings Corp Class A (b)	939	6,863
Silgan Holdings Inc	2,142	99,367
Smurfit Westrock PLC	12,843	594,117
Sonoco Products Co (c)	2,438	137,381
TriMas Corp	782	35,213
		3,838,504
Metals & Mining - 0.5%
Alcoa Corp	6,364	331,819
Alpha Metallurgical Resources Inc (b)	266	43,874
American Battery Technology Co (b)(c)	3,216	9,101
Century Aluminum Co (b)	1,298	59,721
Cleveland-Cliffs Inc (b)	14,057	131,995
Coeur Mining Inc (c)	25,436	415,116
Commercial Metals Co	2,725	170,994
Compass Minerals International Inc (b)	876	27,270
Contango Silver & Gold Inc (b)(c)	664	10,485
Dakota Gold Corp (b)	2,486	10,590
Freeport-McMoRan Inc	35,435	2,228,507
Hecla Mining Co	16,475	254,209
Idaho Strategic Resources Inc (b)	343	11,233
Ivanhoe Electric Inc / US (b)(c)	2,654	25,505
Kaiser Aluminum Corp	396	77,469
Materion Corp	518	154,048
Mesabi Trust	319	8,071
Metallus Inc (b)	852	15,924
MP Materials Corp (b)(c)	3,311	185,449
Newmont Corp	26,903	2,512,740
Nucor Corp	5,637	1,255,642
Ramaco Resources Inc Class A (b)(c)	979	12,952
Reliance Inc	1,290	481,944
Royal Gold Inc	1,992	397,623
Ryerson Holding Corp	1,080	26,579
Steel Dynamics Inc	3,384	776,493
SunCoke Energy Inc	2,076	16,712
Tredegar Corp (b)	752	5,986
United States Antimony Corp (b)(c)	2,907	21,105
US Gold Corp (b)(c)	356	5,457
USA Rare Earth Inc Class A (b)(c)	4,259	91,909
Warrior Met Coal Inc	1,299	105,427
Worthington Steel Inc	793	26,629
		9,908,578
Paper & Forest Products - 0.0%
Clearwater Paper Corp (b)	410	6,428
Louisiana-Pacific Corp	1,546	121,608
Magnera Corp (b)	830	9,753
Sylvamo Corp	826	31,223
		169,012
TOTAL MATERIALS		37,840,826
Real Estate - 2.1%
Diversified REITs - 0.0%
AH Realty Trust Inc Class A	2,136	15,123
Alpine Income Property Trust Inc	345	7,162
American Assets Trust Inc	1,163	28,714
Broadstone Net Lease Inc Class A (c)	4,635	95,805
CTO Realty Growth Inc	786	16,907
Essential Properties Realty Trust Inc	5,173	154,414
Gladstone Commercial Corp	1,238	15,227
Global Net Lease Inc	4,816	43,055
WP Carey Inc (c)	5,422	387,673
		764,080
Health Care REITs - 0.4%
Alexandria Real Estate Equities Inc	3,846	203,261
American Healthcare REIT Inc (c)	4,362	227,478
CareTrust REIT Inc (c)	5,499	221,885
Chiron Real Estate Inc	322	12,081
Community Healthcare Trust Inc	732	13,381
Diversified Healthcare Trust	5,335	49,616
Healthcare Realty Trust Inc	8,603	173,523
Healthpeak Properties Inc	17,248	369,107
LTC Properties Inc	1,187	45,640
Medical Properties Trust Inc (c)	12,093	55,870
National Health Investors Inc (c)	1,168	89,072
Omega Healthcare Investors Inc	7,271	346,681
Sabra Health Care REIT Inc	6,247	121,879
Sila Realty Trust Inc	1,392	42,261
Universal Health Realty Income Trust	340	14,912
Ventas Inc	11,705	1,039,404
Welltower Inc	17,191	3,901,841
		6,927,892
Hotel & Resort REITs - 0.1%
Apple Hospitality REIT Inc (c)	5,430	91,278
Chatham Lodging Trust	1,290	17,066
DiamondRock Hospitality Co	5,011	61,034
Host Hotels & Resorts Inc	15,850	375,804
Park Hotels & Resorts Inc	4,947	70,495
Pebblebrook Hotel Trust (c)	2,750	53,378
RLJ Lodging Trust (c)	3,796	44,983
Ryman Hospitality Properties Inc	1,554	199,767
Service Properties Trust	3,867	6,534
Summit Hotel Properties Inc	2,531	17,742
Sunstone Hotel Investors Inc	4,715	53,987
Xenia Hotels & Resorts Inc	2,297	46,767
		1,038,835
Industrial REITs - 0.2%
Americold Realty Trust Inc	6,978	109,694
EastGroup Properties Inc	1,310	265,314
First Industrial Realty Trust Inc	3,262	199,993
Industrial Logistics Properties Trust	1,471	13,048
Lineage Inc (c)	1,424	61,588
LXP Industrial Trust	1,450	78,126
One Liberty Properties Inc	420	10,256
Prologis Inc	22,895	3,101,587
Rexford Industrial Realty Inc	5,672	190,012
STAG Industrial Inc Class A	4,706	179,110
Terreno Realty Corp	2,570	166,459
		4,375,187
Office REITs - 0.1%
Brandywine Realty Trust	4,368	13,847
BXP Inc (c)	3,628	240,573
COPT Defense Properties (c)	2,758	100,364
Cousins Properties Inc	4,113	123,308
Douglas Emmett Inc	4,163	49,123
Easterly Government Properties Inc	1,069	26,650
Empire State Realty Trust Inc Class A	3,322	17,972
Highwoods Properties Inc (c)	2,707	81,643
Hudson Pacific Properties Inc (b)	1,374	20,871
JBG SMITH Properties	1,427	20,934
Kilroy Realty Corp	2,698	101,094
NET Lease Office Properties	306	3,406
Piedmont Realty Trust Inc Class A1 (b)	2,976	27,230
Postal Realty Trust Inc Class A	610	15,030
SL Green Realty Corp (c)	1,741	90,132
Vornado Realty Trust	3,921	154,095
		1,086,272
Real Estate Management & Development - 0.1%
AGNT Inc (c)	2,354	12,735
CBRE Group Inc Class A (b)	7,168	965,458
Compass Inc Class A (b)	15,340	189,142
CoStar Group Inc (b)	10,415	294,953
Cushman & Wakefield Ltd	5,649	75,640
Douglas Elliman Inc (b)	1,663	2,944
Forestar Group Inc (b)	492	15,572
FRP Holdings Inc (b)	295	7,372
Howard Hughes Holdings Inc (b)	756	54,046
Jones Lang LaSalle Inc (b)	1,169	362,332
Marcus & Millichap Inc	704	21,944
Newmark Group Inc Class A	3,884	58,687
Opendoor Technologies Inc Class A (b)(c)	19,550	90,322
Opendoor Technologies Inc warrants 11/20/2026 (b)	510	252
Opendoor Technologies Inc warrants 11/20/2026 (b)	510	144
Opendoor Technologies Inc warrants 11/20/2026 (b)	510	122
RE/MAX Holdings Inc Class A (b)	554	5,462
RMR Group Inc/The Class A (c)	433	8,889
Seaport Entertainment Group Inc (b)(c)	173	4,602
St Joe Co/The	981	61,440
Tejon Ranch Co (b)(c)	614	11,482
Zillow Group Inc Class A (b)(c)	1,045	32,782
Zillow Group Inc Class C (b)	4,423	139,413
		2,415,735
Residential REITs - 0.2%
American Homes 4 Rent Class A	8,013	268,596
AvalonBay Communities Inc	3,484	657,396
Camden Property Trust	2,542	291,034
Centerspace	426	23,937
Equity LifeStyle Properties Inc	4,797	309,167
Equity Residential	8,464	574,960
Essex Property Trust Inc	1,592	464,211
Independence Realty Trust Inc	5,818	97,102
Invitation Homes Inc	13,865	418,862
Mid-America Apartment Communities Inc	2,898	402,648
NexPoint Residential Trust Inc	548	15,299
Sun Communities Inc	2,876	344,861
UDR Inc	7,393	295,129
UMH Properties Inc	2,016	30,522
		4,193,724
Retail REITs - 0.3%
Acadia Realty Trust	3,218	67,288
Agree Realty Corp (c)	2,945	223,054
Alexander's Inc	56	15,431
Brixmor Property Group Inc	7,532	237,484
CBL & Associates Properties Inc	385	20,440
Curbline Properties Corp	2,382	72,413
Federal Realty Investment Trust	1,949	240,585
FrontView REIT Inc	531	10,742
Getty Realty Corp	1,354	45,169
InvenTrust Properties Corp	1,918	67,897
Kimco Realty Corp	16,664	422,433
Kite Realty Group Trust	5,356	152,003
Macerich Co/The	6,328	159,402
NETSTREIT Corp (c)	2,379	50,268
NNN REIT Inc	4,681	217,807
Phillips Edison & Co Inc	3,206	133,434
Realty Income Corp	22,668	1,404,510
Regency Centers Corp	4,073	324,781
Saul Centers Inc	315	11,778
Simon Property Group Inc	8,005	1,790,319
SITE Centers Corp	1,296	5,145
Tanger Inc	2,813	111,029
Urban Edge Properties	3,084	70,562
Whitestone REIT	1,093	20,723
		5,874,697
Specialized REITs - 0.7%
American Tower Corp	11,539	1,887,434
Crown Castle Inc	10,756	814,552
CubeSmart	5,619	223,468
Digital Realty Trust Inc	7,962	1,429,816
EPR Properties	1,891	109,697
Equinix Inc	2,420	2,522,584
Extra Space Storage Inc	5,224	759,047
Farmland Partners Inc	919	8,895
Four Corners Property Trust Inc	2,700	66,285
Gaming and Leisure Properties Inc	7,018	312,512
Gladstone Land Corp	903	7,702
Iron Mountain Inc	7,299	921,937
Lamar Advertising Co Class A	2,151	335,513
Millrose Properties Inc Class A	3,875	116,444
National Storage Affiliates Trust	1,735	77,155
Outfront Media Inc	3,598	117,870
Public Storage	3,899	1,241,091
Rayonier Inc	6,868	146,151
Safehold Inc	1,118	17,553
SBA Communications Corp Class A	2,636	465,149
Smartstop Self Storage REIT Inc (c)	1,358	44,135
VICI Properties Inc	26,565	705,301
Weyerhaeuser Co	17,835	426,970
		12,757,261
TOTAL REAL ESTATE		39,433,683
Utilities - 2.1%
Electric Utilities - 1.3%
Alliant Energy Corp	6,330	482,916
American Electric Power Co Inc	13,312	1,821,215
Constellation Energy Corp	7,685	1,908,723
Duke Energy Corp	19,108	2,418,691
Edison International	9,465	704,669
Entergy Corp	11,149	1,280,574
Evergy Inc	5,684	491,268
Eversource Energy	9,233	667,269
Exelon Corp	25,209	1,175,244
FirstEnergy Corp	12,840	610,414
Genie Energy Ltd Class B	535	7,730
Hawaiian Electric Industries Inc (b)	4,219	57,082
IDACORP Inc	1,328	200,926
MGE Energy Inc	895	72,978
NextEra Energy Inc	51,297	4,502,338
NRG Energy Inc	5,250	766,815
OGE Energy Corp	5,065	246,463
Oklo Inc Class A (b)(c)	3,035	158,822
Otter Tail Corp	1,025	92,230
PG&E Corp	54,197	911,594
Pinnacle West Capital Corp	2,967	317,469
Portland General Electric Co (c)	2,778	143,984
PPL Corp	18,267	664,005
Southern Co/The	27,087	2,592,497
TXNM Energy Inc	2,408	136,726
Xcel Energy Inc	14,570	1,169,971
		23,602,613
Gas Utilities - 0.1%
Atmos Energy Corp	4,081	703,034
Chesapeake Utilities Corp	579	70,916
MDU Resources Group Inc	5,049	107,089
National Fuel Gas Co	2,337	180,440
New Jersey Resources Corp	2,490	139,540
Northwest Natural Holding Co	1,024	50,237
ONE Gas Inc	1,481	114,141
Southwest Gas Holdings Inc	1,584	140,469
Spire Inc	1,444	112,762
UGI Corp	5,285	182,544
		1,801,172
Independent Power and Renewable Electricity Producers - 0.1%
AES Corp/The	17,487	256,359
Clearway Energy Inc Class C	2,923	99,908
Hallador Energy Co (b)	965	16,781
Ormat Technologies Inc	1,495	162,806
Talen Energy Corp (b)	1,123	431,524
Vistra Corp	7,867	1,247,943
		2,215,321
Multi-Utilities - 0.5%
Ameren Corp	6,818	770,707
Avista Corp	1,996	81,656
Black Hills Corp	1,898	141,211
CenterPoint Energy Inc	16,093	708,736
CMS Energy Corp	7,555	577,958
Consolidated Edison Inc	8,897	984,275
Dominion Energy Inc	21,041	1,436,890
DTE Energy Co	5,122	780,439
NiSource Inc	11,816	561,851
Northwestern Energy Group Inc	1,502	107,573
Public Service Enterprise Group Inc	12,323	1,000,135
Sempra	16,080	1,490,777
Unitil Corp	455	23,973
WEC Energy Group Inc	8,023	936,846
		9,603,027
Water Utilities - 0.1%
American States Water Co	945	78,085
American Water Works Co Inc	4,802	631,847
Artesian Resources Corp Class A	240	8,158
Cadiz Inc (b)(c)	1,241	5,186
California Water Service Group	1,462	71,126
Consolidated Water Co Ltd	361	10,650
Essential Utilities Inc	7,017	268,821
H2O America	912	55,422
Middlesex Water Co	467	26,227
York Water Co/The	361	11,065
		1,166,587
TOTAL UTILITIES		38,388,720
TOTAL UNITED STATES		1,784,668,979
TOTAL COMMON STOCKS (Cost $1,036,542,593)		1,793,581,392

Non-Convertible Preferred Stocks - 0.0%
	Shares	Value ($)
PUERTO RICO - 0.0%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Liberty Latin America Ltd 9% (Cost $75)	4	82

U.S. Treasury Obligations - 0.1%
	Yield (%) (f)	Principal Amount (a)	Value ($)
US Treasury Bills 0% 8/13/2026 (g) (Cost $1,758,384)	3.64	1,766,000	1,758,303

Money Market Funds - 3.0%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (h)	3.69	42,261,983	42,270,435
Fidelity Securities Lending Cash Central Fund (h)(i)	3.69	13,519,822	13,521,174
TOTAL MONEY MARKET FUNDS (Cost $55,791,609)			55,791,609

TOTAL INVESTMENT IN SECURITIES - 100.5% (Cost $1,094,092,661)	1,851,131,386
NET OTHER ASSETS (LIABILITIES) - (0.5)%	(9,913,751)
NET ASSETS - 100.0%	1,841,217,635

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value and Unrealized Appreciation/ (Depreciation) ($)
LONG
CME E-Mini Russell 2000 Index Contracts (United States)	28	9/2026	4,263,840	89,200
CME E-Mini S&P 500 Index Contracts (United States)	106	9/2026	40,005,725	135,731
CME E-Mini S&P MidCap 400 Index Contracts (United States)	6	9/2026	2,331,000	33,079
TOTAL LONG				258,010

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Non-income producing.
(c)	Security or a portion of the security is on loan at period end.
(d)	Level 3 security.
(e)
Security exempt from registration under Regulation S of the Securities Act of 1933 and may be resold to qualified foreign investors outside of the United States. At the end of the period, the value of securities amounted to $31,099 or 0.0% of net assets.

(f)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(g)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $1,758,303.
(h)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(i)	Investment made with cash collateral received from securities on loan.
Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	28,349,657	123,334,537	109,413,693	606,867	(634)	568	42,270,435	42,261,983	0.1%
Fidelity Securities Lending Cash Central Fund	12,080,755	34,185,929	32,745,510	24,914	-	-	13,521,174	13,519,822	0.0%
Total	40,430,412	157,520,466	142,159,203	631,781	(634)	568	55,791,609

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.
Investment Valuation

The following is a summary of the inputs used, as of June 30, 2026, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Common Stocks
Communication Services	160,042,486	160,042,486	-	-
Consumer Discretionary	167,879,102	167,879,102	-	-
Consumer Staples	77,599,269	77,599,269	-	-
Energy	55,857,179	55,857,179	-	-
Financials	218,864,615	218,864,615	-	-
Health Care	169,024,325	169,023,693	-	632
Industrials	185,407,200	185,407,200	-	-
Information Technology	642,366,042	642,366,042	-	-
Materials	38,718,771	38,718,771	-	-
Real Estate	39,433,683	39,433,683	-	-
Utilities	38,388,720	38,388,720	-	-

Non-Convertible Preferred Stocks
Communication Services	82	82	-	-

U.S. Treasury Obligations	1,758,303	-	1,758,303	-

Money Market Funds	55,791,609	55,791,609	-	-
Total Investments in Securities:	1,851,131,386	1,849,372,451	1,758,303	632
Derivative Instruments:

Assets
Futures Contracts	258,010	258,010	-	-
Total Assets	258,010	258,010	-	-
Total Derivative Instruments:	258,010	258,010	-	-
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of June 30, 2026. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset ($)	Liability ($)
Equity Risk
Futures Contracts (a)	258,010	-
Total Equity Risk	258,010	-
Total Value of Derivatives	258,010	-

(a)Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).
VIP Total Market Index Portfolio
Financial Statements (Unaudited)
Statement of Assets and Liabilities
As of June 30, 2026 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $23,972,865) - See accompanying schedule:
Unaffiliated issuers (cost $1,038,301,052)	$1,795,339,777
Fidelity Central Funds (cost $55,791,609)	55,791,609

Total Investment in Securities (cost $1,094,092,661)		$1,851,131,386
Segregated cash with brokers for derivative instruments		1,148,971
Cash		12
Foreign currency held at value (cost $97)		98
Receivable for investments sold		126,383
Receivable for fund shares sold		1,319,142
Dividends receivable		851,747
Distributions receivable from Fidelity Central Funds		127,117
Receivable for variation margin on futures contracts		290,092
Other receivables		1,196
Total assets		1,854,996,144
Liabilities
Payable for fund shares redeemed	$45,013
Accrued management fee	166,619
Distribution and service plan fees payable	45,754
Collateral on securities loaned	13,521,123
Total liabilities		13,778,509
Net Assets		$1,841,217,635
Net Assets consist of:
Paid in capital		$1,090,278,319
Total accumulated earnings (loss)		750,939,316
Net Assets		$1,841,217,635

Net Asset Value and Maximum Offering Price
Initial Class :
Net Asset Value, offering price and redemption price per share ($1,603,799,554 ÷ 59,253,609 shares)		$27.07
Service Class :
Net Asset Value, offering price and redemption price per share ($25,079,455 ÷ 928,884 shares)		$27.00
Service Class 2 :
Net Asset Value, offering price and redemption price per share ($212,338,626 ÷ 7,894,243 shares)		$26.90
Statement of Operations
Six months ended June 30, 2026 (Unaudited)
Investment Income
Dividends		$9,891,306
Interest		40,597
Income from Fidelity Central Funds (including $24,914 from security lending)		631,781
Security lending		3,486
Total income		10,567,170
Expenses
Management fee	$930,836
Distribution and service plan fees	252,310
Independent trustees' fees and expenses	1,863
Total expenses before reductions	1,185,009
Expense reductions	(317)
Total expenses after reductions		1,184,692
Net Investment income (loss)		9,382,478
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	(1,449,740)
Fidelity Central Funds	(634)
Futures contracts	4,256,559
Total net realized gain (loss)		2,806,185
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	168,993,789
Fidelity Central Funds	568
Futures contracts	437,064
Total change in net unrealized appreciation (depreciation)		169,431,421
Net gain (loss)		172,237,606
Net increase (decrease) in net assets resulting from operations		$181,620,084
Statement of Changes in Net Assets

	Six months ended June 30, 2026 (Unaudited)	Year ended December 31, 2025
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$9,382,478	$15,693,999
Net realized gain (loss)	2,806,185	(5,994,259)
Change in net unrealized appreciation (depreciation)	169,431,421	208,773,510
Net increase (decrease) in net assets resulting from operations	181,620,084	218,473,250
Distributions to shareholders	(3,155,470)	(15,265,934)

Share transactions - net increase (decrease)	58,976,062	211,451,282
Total increase (decrease) in net assets	237,440,676	414,658,598

Net Assets
Beginning of period	1,603,776,959	1,189,118,361
End of period	$1,841,217,635	$1,603,776,959

Financial Highlights
VIP Total Market Index Portfolio Initial Class

	Six months ended June 30, 2026 (Unaudited)	Years ended December 31, 2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$24.43	$21.08	$17.26	$13.83	$17.40	$14.07
Income from Investment Operations
Net investment income (loss) A,B	.14	.27	.26	.24	.22	.19
Net realized and unrealized gain (loss)	2.55	3.33	3.83	3.36	(3.56)	3.41
Total from investment operations	2.69	3.60	4.09	3.60	(3.34)	3.60
Distributions from net investment income	(.05)	(.25)	(.27)	(.17)	(.20)	(.17)
Distributions from net realized gain	-	-	-	-	(.03)	(.11)
Total distributions	(.05)	(.25)	(.27)	(.17)	(.23)	(.27) C
Net asset value, end of period	$27.07	$24.43	$21.08	$17.26	$13.83	$17.40
Total Return D,E,F	11.03%	17.11%	23.69%	26.07%	(19.22)%	25.69%
Ratios to Average Net Assets B,G,H
Expenses before reductions	.11% I	.11%	.11%	.12%	.12%	.12%
Expenses net of fee waivers, if any	.11 % I	.11%	.11%	.12%	.12%	.12%
Expenses net of all reductions, if any	.11% I	.11%	.11%	.12%	.12%	.12%
Net investment income (loss)	1.14% I	1.19%	1.32%	1.58%	1.45%	1.18%
Supplemental Data
Net assets, end of period (000 omitted)	$1,603,800	$1,397,515	$1,087,744	$778,339	$548,368	$569,470
Portfolio turnover rate J	3 % I	6%	2%	2%	6%	3%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal distributions per share do not sum due to rounding.
DTotal returns for periods of less than one year are not annualized.
ETotal returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.
FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAnnualized.
JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
VIP Total Market Index Portfolio Service Class

	Six months ended June 30, 2026 (Unaudited)	Years ended December 31, 2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$24.38	$21.04	$17.23	$13.82	$17.40	$14.07
Income from Investment Operations
Net investment income (loss) A,B	.13	.25	.24	.23	.20	.17
Net realized and unrealized gain (loss)	2.54	3.33	3.82	3.35	(3.56)	3.41
Total from investment operations	2.67	3.58	4.06	3.58	(3.36)	3.58
Distributions from net investment income	(.05)	(.24)	(.25)	(.17)	(.19)	(.15)
Distributions from net realized gain	-	-	-	-	(.03)	(.11)
Total distributions	(.05)	(.24)	(.25)	(.17)	(.22)	(.25) C
Net asset value, end of period	$27.00	$24.38	$21.04	$17.23	$13.82	$17.40
Total Return D,E,F	10.96%	17.02%	23.58%	25.94%	(19.33)%	25.55%
Ratios to Average Net Assets B,G,H
Expenses before reductions	.21% I	.21%	.21%	.22%	.22%	.22%
Expenses net of fee waivers, if any	.21 % I	.21%	.21%	.22%	.22%	.22%
Expenses net of all reductions, if any	.21% I	.21%	.21%	.22%	.22%	.22%
Net investment income (loss)	1.04% I	1.10%	1.22%	1.48%	1.35%	1.08%
Supplemental Data
Net assets, end of period (000 omitted)	$25,079	$23,591	$5,360	$3,865	$493	$414
Portfolio turnover rate J	3 % I	6%	2%	2%	6%	3%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal distributions per share do not sum due to rounding.
DTotal returns for periods of less than one year are not annualized.
ETotal returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.
FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAnnualized.
JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
VIP Total Market Index Portfolio Service Class 2

	Six months ended June 30, 2026 (Unaudited)	Years ended December 31, 2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$24.30	$20.98	$17.19	$13.79	$17.36	$14.05
Income from Investment Operations
Net investment income (loss) A,B	.11	.21	.21	.21	.17	.15
Net realized and unrealized gain (loss)	2.53	3.32	3.81	3.33	(3.54)	3.41
Total from investment operations	2.64	3.53	4.02	3.54	(3.37)	3.56
Distributions from net investment income	(.04)	(.21)	(.23)	(.14)	(.18)	(.14)
Distributions from net realized gain	-	-	-	-	(.03)	(.11)
Total distributions	(.04)	(.21)	(.23)	(.14)	(.20) C	(.25)
Net asset value, end of period	$26.90	$24.30	$20.98	$17.19	$13.79	$17.36
Total Return D,E,F	10.88%	16.86%	23.38%	25.71%	(19.41)%	25.38%
Ratios to Average Net Assets B,G,H
Expenses before reductions	.36% I	.36%	.36%	.37%	.37%	.37%
Expenses net of fee waivers, if any	.36 % I	.36%	.36%	.37%	.37%	.37%
Expenses net of all reductions, if any	.36% I	.36%	.36%	.37%	.37%	.37%
Net investment income (loss)	.89% I	.95%	1.07%	1.33%	1.20%	.93%
Supplemental Data
Net assets, end of period (000 omitted)	$212,339	$182,671	$96,014	$54,535	$31,370	$13,135
Portfolio turnover rate J	3 % I	6%	2%	2%	6%	3%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal distributions per share do not sum due to rounding.
DTotal returns for periods of less than one year are not annualized.
ETotal returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.
FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAnnualized.
JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Notes to Financial Statements
 (Unaudited)
For the period ended June 30, 2026

1. Organization.
VIP Extended Market Index Portfolio, VIP International Index Portfolio and VIP Total Market Index Portfolio (the Funds) are funds of Variable Insurance Products Fund II (the Trust). Each Fund is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Investments in emerging markets, if applicable, can be subject to social, economic, regulatory, and political uncertainties and can be extremely volatile. Shares of each Fund may only be purchased by insurance companies for the purpose of funding variable annuity or variable life insurance contracts. Each Fund offers the following classes of shares: Initial Class, Service Class and Service Class 2 shares. All classes have equal rights and voting privileges, except for matters affecting a single class.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
Each Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Each Fund operates as a single operating segment. Each Fund's portfolio management team, part of the investment adviser, serves as the chief operating decision maker (CODM) and directs the Fund's investments in accordance with its investment objective and policies, with support from others responsible for oversight functions. The information reviewed by the CODM is consistent with each Fund's financial statements and financial highlights. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. Each Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of each Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated each Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, each Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages each Fund's fair valuation practices and maintains the fair valuation policies and procedures. Each Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

Each Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value each Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of June 30, 2026 is included at the end of each Fund's Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Funds' investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and for certain Funds include proceeds received from litigation. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Funds are informed of the ex-dividend date. Non-cash dividends, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Funds represent a return of capital or capital gain. The Funds determine the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. Any withholding tax reclaims income is included in the Statement of Operations in foreign taxes withheld or dividends, as applicable. Any receivables for withholding tax reclaims are included in the Statement of Assets and Liabilities in dividends receivable or reclaims receivable, as applicable.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of a fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of a fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred, as applicable. Certain expense reductions may also differ by class, if applicable. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, each Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. Each Fund files a U.S. federal tax return, in addition to state and local tax returns as required. Each Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on each Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. VIP International Index Portfolio is subject to a tax imposed on capital gains by certain countries in which it invests. An estimated deferred tax liability for net unrealized appreciation on the applicable securities is included in Other payables and accrued expenses on the Statement of Assets and Liabilities.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to short-term gain distributions, futures contracts, foreign currency transactions, passive foreign investment companies (PFIC), partnerships, capital loss carryforwards, certain foreign taxes and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows for each Fund:

	Tax cost ($)	Gross unrealized appreciation ($)	Gross unrealized depreciation ($)	Net unrealized appreciation (depreciation)($)
VIP Extended Market Index Portfolio	500,393,218	172,784,480	(46,942,991)	125,841,489
VIP International Index Portfolio	1,058,194,290	507,486,264	(92,811,625)	414,674,639
VIP Total Market Index Portfolio	1,107,458,999	828,272,522	(84,342,125)	743,930,397

Capital loss carryforwards are only available to offset future capital gains of the Funds to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

	Short-term ($)	Long-term ($)	Total capital loss carryforward ($)
VIP Extended Market Index Portfolio	(1,038,359)	(11,716,585)	(12,754,944)
VIP International Index Portfolio	(5,022,636)	(18,597,062)	(23,619,698)
VIP Total Market Index Portfolio	-	(4,795,628)	(4,795,628)

Delayed Delivery Transactions and When-Issued Securities. During the period, certain Funds transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. Securities purchased on a delayed delivery or when-issued basis are identified as such in the Schedule of Investments. Compensation for interest forgone in the purchase of a delayed delivery or when-issued debt security may be received. With respect to purchase commitments, each applicable Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Payables and receivables associated with the purchases and sales of delayed delivery securities having the same coupon, settlement date and broker are offset. Delayed delivery or when-issued securities that have been purchased from and sold to different brokers are reflected as both payables and receivables in the Statement of Assets and Liabilities under the caption "Delayed delivery", as applicable. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.
4. Derivative Instruments.
Risk Exposures and the Use of Derivative Instruments. Each Fund's investment objectives allow for various types of derivative instruments, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

Derivatives were used to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the objectives may not be achieved.

Derivatives were used to increase or decrease exposure to the following risk(s):

Equity Risk
Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Funds are also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that a fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to a fund. Counterparty credit risk related to exchange-traded contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. Futures contracts were used to manage exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily. Subsequent payments from or to a fund are made as needed depending on the fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end, and is representative of volume of activity during the period.

Any securities deposited to meet initial margin requirements are identified in the Schedule of Investments. Any cash deposited to meet initial margin requirements is presented as segregated cash with brokers for derivative instruments in the Statement of Assets and Liabilities.
5. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities, U.S. government securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
VIP Extended Market Index Portfolio	164,958,486	85,228,103
VIP International Index Portfolio	233,549,481	66,751,027
VIP Total Market Index Portfolio	77,661,608	20,991,647
6. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Funds with investment management related services for which the Funds pay a monthly management fee.

Each Fund's management contract incorporates a management fee rate that may vary by class. The investment adviser or an affiliate pays certain expenses of managing and operating each Fund out of each class's management fee.

Each class of each Fund pays a management fee to the investment adviser. The management fee is calculated and paid to the investment adviser every month based on an annual rate expressed as a percentage of each class's average net assets as noted in the following table:

Management Fee Rate %
VIP Extended Market Index Portfolio
Initial Class	.12
Service Class	.12
Service Class 2.12
VIP International Index Portfolio
Initial Class	.16
Service Class	.16
Service Class 2.16
VIP Total Market Index Portfolio
Initial Class	.11
Service Class	.11
Service Class 2.11

A different management fee rate may be applicable to each class of each Fund. The difference between classes is the result of separate arrangements for class-level services and/or waivers of certain expenses. It is not the result of any difference in advisory or custodial fees or other expenses related to the management of each Fund's assets, which do not vary by class.

Sub-Adviser. Geode Capital Management, LLC (Geode), serves as sub-adviser for the Fund. Geode provides discretionary investment advisory services to the Fund and is paid by the investment adviser for providing these services.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Funds have adopted separate 12b-1 Plans for each Service Class of shares. Each Service Class pays Fidelity Distributors Company LLC (FDC), an affiliate of the investment adviser, a service fee. For the period, the service fee is based on an annual rate of .10% of Service Class' average net assets and .25% of Service Class 2's average net assets.

For the period, total fees, all of which were reallowed to insurance companies for the distribution of shares and providing shareholder support services were as follows:

	Service Class ($)	Service Class 2 ($)	Total ($)
VIP Extended Market Index Portfolio	50,735	56,607	107,342
VIP International Index Portfolio	18,307	375,195	393,502
VIP Total Market Index Portfolio	11,887	240,423	252,310

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board of Trustees. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. Interfund trades during the period are noted in the table below.

	Purchases ($)	Sales ($)	Realized Gain (Loss) ($)
VIP Extended Market Index Portfolio	27,300,832	72,068,809	50,411,914
VIP International Index Portfolio	-	-	-
VIP Total Market Index Portfolio	743,417	3,292,784	(146,642)
7. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes.

Commitment fees are charged based on the unused amount of the line of credit at an annual rate of .10%, and then allocated to each participating fund based on its pro-rata portion of the line of credit. The commitment fees are borne by the investment adviser.

Interest is charged to a participating fund based on its borrowings at an annual rate of .75% plus the highest of (i) daily SOFR, (ii) Federal Funds Effective Rate, or (iii) Overnight Bank Funding Rate. During the period, there were no borrowings on this line of credit.

The line of credit agreement will expire in March 2027 unless extended or renewed.
8. Security Lending.
Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, the borrowers provide collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the fair value of the loaned securities during the period of the loan. The fair value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned or gaining access to non-cash collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. For cash collateral, securities lending income represents the income earned on investing cash collateral less rebates paid to borrowers, plus any premium income received and is presented in the Statement of Operations as a component of income from Fidelity Central Funds. For non-cash collateral, securities lending income represents fees received from borrowers as compensation for the securities loaned and is presented in the Statement of Operations in security lending. Securities lending income is reduced by any lending agent fees associated with the loan. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS ($)	Security Lending Income From Securities Loaned to NFS ($)	Value of Securities Loaned to NFS at Period End ($)
VIP Extended Market Index Portfolio	7,271	1,259	1,130,613
VIP International Index Portfolio	11,200	10	-
VIP Total Market Index Portfolio	2,592	293	330,166

At period end, the value of any non-cash collateral is presented below. Non-cash collateral is held by a third-party bank for the benefit of a fund and the borrower. A fund is not permitted to sell or re-pledge non-cash collateral except in the event of borrower default, and therefore it is not included in the Schedule of Investments or Statement of Assets and Liabilities.

Amount ($)
VIP Extended Market Index Portfolio	26,943,452
VIP International Index Portfolio	1,210,716
VIP Total Market Index Portfolio	10,977,206
9. Expense Reductions.
Through arrangements with each applicable Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce each applicable Fund's or class' expenses. All of the applicable expense reductions are noted in the table below.

Custodian credits ($)
VIP Extended Market Index Portfolio	524
VIP International Index Portfolio	11,067
VIP Total Market Index Portfolio	317

10. Distributions to Shareholders.
Distributions to shareholders of each class were as follows:

	Six months ended June 30, 2026	Year ended December 31, 2025
VIP Extended Market Index Portfolio
Distributions to shareholders
Initial Class	$542,549	$3,280,521
Service Class	140,566	900,059
Service Class 2	54,739	301,244
Total	$737,854	$4,481,824
VIP International Index Portfolio
Distributions to shareholders
Initial Class	$1,166,309	$19,730,067
Service Class	35,511	755,703
Service Class 2	244,298	5,656,930
Total	$1,446,118	$26,142,700
VIP Total Market Index Portfolio
Distributions to shareholders
Initial Class	$2,825,430	$ 13,611,066
Service Class	44,854	181,148
Service Class 2	285,186	1,473,720
Total	$3,155,470	$15,265,934
11. Share Transactions.
Transactions for each class of shares were as follows and may contain in-kind transactions:

	Shares	Shares	Dollars	Dollars
	Six months ended June 30, 2026	Year ended December 31, 2025	Six months ended June 30, 2026	Year ended December 31, 2025
VIP Extended Market Index Portfolio
Initial Class
Shares sold	4,044,199	8,040,659	$71,766,540	$121,038,975
Reinvestment of distributions	31,877	206,953	542,549	3,280,521
Shares redeemed	(1,257,652)	(2,159,588)	(21,768,856)	(31,241,779)
Net increase (decrease)	2,818,424	6,088,024	$50,540,233	$93,077,717
Service Class
Shares sold	1,367,534	2,230,126	$23,411,085	$32,010,639
Reinvestment of distributions	8,269	56,907	140,326	898,508
Shares redeemed	(856,601)	(1,731,798)	(14,560,181)	(24,707,169)
Net increase (decrease)	519,202	555,235	$8,991,230	$8,201,978
Service Class 2
Shares sold	863,060	1,505,288	$14,798,541	$21,890,453
Reinvestment of distributions	3,231	19,045	54,739	301,244
Shares redeemed	(274,247)	(460,279)	(4,752,109)	(6,813,251)
Net increase (decrease)	592,044	1,064,054	$10,101,171	$15,378,446
VIP International Index Portfolio
Initial Class
Shares sold	12,318,740	19,236,379	$186,253,399	$245,053,493
Reinvestment of distributions	76,031	1,450,307	1,166,309	19,730,067
Shares redeemed	(5,278,924)	(5,532,195)	(78,398,965)	(68,035,241)
Net increase (decrease)	7,115,847	15,154,491	$109,020,743	$196,748,319
Service Class
Shares sold	1,724,873	2,016,213	$26,001,549	$25,254,778
Reinvestment of distributions	2,304	55,012	35,342	752,043
Shares redeemed	(1,487,301)	(970,028)	(22,301,020)	(12,348,565)
Net increase (decrease)	239,876	1,101,197	$3,735,871	$13,658,256
Service Class 2
Shares sold	5,229,220	9,375,554	$79,329,078	$120,111,736
Reinvestment of distributions	16,030	417,104	244,298	5,656,930
Shares redeemed	(1,773,971)	(2,670,373)	(26,659,684)	(33,408,160)
Net increase (decrease)	3,471,279	7,122,285	$52,913,692	$92,360,506
VIP Total Market Index Portfolio
Initial Class
Shares sold	4,856,269	11,753,454	$122,143,100	$261,167,190
Reinvestment of distributions	115,418	567,383	2,825,430	13,611,066
Shares redeemed	(2,919,377)	(6,725,540)	(74,672,761)	(150,320,601)
Net increase (decrease)	2,052,310	5,595,297	$50,295,769	$124,457,655
Service Class
Shares sold	399,805	1,478,748	$10,181,132	$32,692,141
Reinvestment of distributions	1,821	7,376	44,480	179,228
Shares redeemed	(440,365)	(773,239)	(10,993,599)	(17,174,368)
Net increase (decrease)	(38,739)	712,885	$(767,987)	$15,697,001
Service Class 2
Shares sold	1,111,127	4,790,752	$27,727,515	$109,526,483
Reinvestment of distributions	11,712	61,366	285,186	1,473,720
Shares redeemed	(745,985)	(1,910,382)	(18,564,421)	(39,703,577)
Net increase (decrease)	376,854	2,941,736	$9,448,280	$71,296,626
12. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.

At the end of the period, the investment adviser or its affiliates were owners of record of more than 10% and certain otherwise unaffiliated shareholders each were owners of record of more than 10% of the outstanding shares as follows:

Fund	Affiliated %	Number ofUnaffiliated Shareholders	Unaffiliated Shareholders %
VIP Extended Market Index Portfolio	38	3	50
VIP International Index Portfolio	56	1	22
VIP Total Market Index Portfolio	65	1	21
13. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as public health emergencies, military conflicts, terrorism, government restrictions, political changes, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 9: Proxy Disclosures for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies
(Unaudited)
Note: This information is disclosed as part of the financial statements for each Fund as part of Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract
(Unaudited)

Board Approval of Investment Advisory Contracts and Management Fees
VIP Extended Market Index Portfolio
VIP International Index Portfolio
VIP Total Market Index Portfolio
At its May 2026 meeting, the Board of Trustees, including the Independent Trustees (together, the Board), voted to continue the management contract with Fidelity Management & Research Company LLC (FMR), and the sub-advisory agreements and sub-subadvisory agreements, in each case, where applicable (together, the Advisory Contracts) for each fund, including each fund's sub-advisory agreement with Geode Capital Management, LLC, for two months from June 1, 2026 through July 31, 2026. The Board determined that it will consider the annual renewal of the funds' Advisory Contracts for a full one year period in July 2026, following its review of additional materials provided by FMR.
The Board considered that the approval of each fund's Advisory Contracts will not result in any changes in (i) the investment process or strategies employed in the management of each fund's assets; (ii) the fees and expenses paid by shareholders; (iii) the nature, extent or quality of services provided under each fund's Advisory Contracts; or (iv) the day-to-day management of each fund or the persons primarily responsible for such management. The Board also considered that since its last approval of each fund's Advisory Contracts, FMR had provided additional information on each fund in support of the annual contract renewal process, including competitive analyses on total expenses and management fees and in-depth reviews of fund performance and fund profitability information. The Board concluded that each fund's Advisory Contracts are fair and reasonable, and that each fund's Advisory Contracts should be renewed, without modification, through July 31, 2026, with the understanding that the Board will consider the annual renewal for a full one year period in July 2026.
In connection with its consideration of future renewals of each fund's Advisory Contracts, the Board will consider: (i) the nature, extent and quality of services provided to the funds, including shareholder and administrative services and investment performance; (ii) the competitiveness of the management fee and total expenses for each fund; (iii) the costs of the services and profitability, including the revenues earned and the expenses incurred in conducting the business of developing, marketing, distributing, managing, administering, and servicing each fund and its shareholders, to the extent applicable; and (iv) whether there have been economies of scale in respect of the Fidelity funds, whether the Fidelity funds (including the funds) have appropriately benefited from any such economies of scale, and whether there is the potential for realization of any further economies.
Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board, including the Independent Trustees, ultimately concluded that each fund's management fee structures are fair and reasonable, and that the continuation of the funds' Advisory Contracts should be approved for two months from June 1, 2026 through July 31, 2026.

1.9891401.108
VIPSAI-SANN-0826
Fidelity® Variable Insurance Products:

VIP Index 500 Portfolio

Semi-Annual Report
June 30, 2026
To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.
You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.
Fidelity® Variable Insurance Products are separate account options which are purchased through a variable insurance contract.
The index is a product of S&P Dow Jones Indices LLC or its affiliates ("SPDJI") and has been licensed for us by Fidelity. S&P®;, S&P 500®, US 500, The 500, iBoxx®, iTraxx® and CDX® are trademarks of S&P Global, Inc. or its affiliates ("S&P") and Dow Jones®; is a registered trademark of Dow Jones Trademark Holdings LLC ("Dow Jones"). The fund is not sponsored, endorsed, sold or promoted by SPDJI, Dow Jones, S&P, or their respective affiliates and none of such parties make any representation regarding the advisability of investing in such product(s) nor do they have any liability for any errors, omissions, or interruptions of the index or indices.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2026 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.
Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies (Semi-Annual Report)
VIP Index 500 Portfolio
Schedule of Investments June 30, 2026 (Unaudited)
Showing Percentage of Net Assets
Common Stocks - 99.9%
	Shares	Value ($)
NETHERLANDS - 0.1%
Information Technology - 0.1%
Semiconductors & Semiconductor Equipment - 0.1%
NXP Semiconductors NV	79,692	22,395,843
SWITZERLAND - 0.1%
Information Technology - 0.1%
Electronic Equipment, Instruments & Components - 0.1%
TE Connectivity PLC	92,136	18,575,539
UNITED STATES - 99.7%
Communication Services - 9.7%
Diversified Telecommunication Services - 0.6%
AT&T Inc	2,193,226	45,399,778
Comcast Corp Class A	1,124,583	27,608,513
Verizon Communications Inc	1,318,003	55,804,247
		128,812,538
Entertainment - 1.1%
Electronic Arts Inc	71,092	14,576,704
Live Nation Entertainment Inc (b)	49,972	9,150,373
Netflix Inc (b)	1,329,129	94,899,811
Take-Two Interactive Software Inc (b)	54,943	13,734,651
TKO Group Holdings Inc Class A (c)	19,876	4,001,237
Walt Disney Co/The	548,120	52,756,550
Warner Bros Discovery Inc (b)	782,291	20,855,878
		209,975,204
Interactive Media & Services - 7.8%
Alphabet Inc Class A	1,850,882	661,449,701
Alphabet Inc Class C	1,491,856	527,117,480
Meta Platforms Inc Class A	693,178	390,460,235
		1,579,027,416
Media - 0.1%
Charter Communications Inc Class A (b)(c)	26,398	3,754,060
EchoStar Corp Class A (b)(c)	43,016	4,366,124
Fox Corp Class A	62,239	3,246,387
Fox Corp Class B	44,691	2,093,326
News Corp Class A	117,254	2,911,417
News Corp Class B (c)	36,165	1,014,790
Omnicom Group Inc (c)	89,958	6,551,641
Paramount Skydance Corp Class B	99,554	981,602
Trade Desk Inc (The) Class A (b)	134,779	2,436,804
		27,356,151
Wireless Telecommunication Services - 0.1%
T-Mobile US Inc	146,886	24,637,189
TOTAL COMMUNICATION SERVICES		1,969,808,498
Consumer Discretionary - 9.3%
Automobile Components - 0.0%
Aptiv PLC (b)	66,797	4,100,000
Automobiles - 2.0%
Ford Motor Co	1,235,391	17,171,934
General Motors Co	284,607	21,937,508
Tesla Inc (b)	888,645	373,764,087
		412,873,529
Broadline Retail - 3.8%
Amazon.com Inc (b)	3,089,870	736,439,616
eBay Inc	140,148	15,661,539
		752,101,155
Distributors - 0.0%
Genuine Parts Co	43,441	5,125,169
Hotels, Restaurants & Leisure - 1.6%
Airbnb Inc Class A (b)	131,919	18,877,609
Booking Holdings Inc	244,589	43,595,543
Carnival Corp Ltd	406,064	11,601,248
Chipotle Mexican Grill Inc (b)	404,893	13,766,362
Darden Restaurants Inc	36,153	7,447,880
Domino's Pizza Inc	9,659	2,859,450
DoorDash Inc Class A (b)	119,451	22,042,293
Expedia Group Inc Class A	36,141	9,247,759
Hilton Worldwide Holdings Inc	71,856	23,745,534
Las Vegas Sands Corp	94,115	4,347,172
Marriott International Inc/MD Class A1	69,083	25,601,469
McDonald's Corp	224,271	60,622,694
MGM Resorts International (b)	60,569	2,895,804
Norwegian Cruise Line Holdings Ltd (b)	144,915	3,059,156
Royal Caribbean Cruises Ltd (c)	78,729	24,998,819
Starbucks Corp	359,745	36,762,342
Wynn Resorts Ltd	26,470	2,569,972
Yum! Brands Inc	86,999	13,907,660
		327,948,766
Household Durables - 0.2%
DR Horton Inc	83,246	13,559,109
Garmin Ltd	51,743	12,291,032
Lennar Corp Class A (c)	67,942	6,148,072
NVR Inc (b)	852	5,805,017
PulteGroup Inc	60,126	8,249,888
		46,053,118
Leisure Products - 0.0%
Hasbro Inc	42,427	3,504,046
Specialty Retail - 1.5%
AutoZone Inc (b)	5,201	16,622,084
Best Buy Co Inc	61,851	4,693,254
Carvana Co Class A (b)	226,094	14,881,507
Home Depot Inc/The	314,394	110,880,476
Lowe's Cos Inc	176,782	38,978,663
O'Reilly Automotive Inc (b)	261,583	24,089,178
Ross Stores Inc	101,685	21,643,652
TJX Cos Inc/The	349,048	52,880,772
Tractor Supply Co	165,546	5,232,909
Ulta Beauty Inc (b)	13,750	6,200,975
Williams-Sonoma Inc	37,165	8,663,162
		304,766,632
Textiles, Apparel & Luxury Goods - 0.2%
Deckers Outdoor Corp (b)	44,807	4,448,887
Lululemon Athletica Inc (b)	33,054	3,774,106
NIKE Inc Class B	378,628	15,542,679
Ralph Lauren Corp Class A	12,200	4,897,202
Tapestry Inc	63,775	9,335,385
		37,998,259
TOTAL CONSUMER DISCRETIONARY		1,894,470,674
Consumer Staples - 4.6%
Beverages - 1.0%
Brown-Forman Corp Class B (c)	53,148	1,416,394
Coca-Cola Co/The	1,222,274	99,334,208
Constellation Brands Inc Class A	44,022	6,123,020
Keurig Dr Pepper Inc	429,311	14,051,349
Molson Coors Beverage Co Class B	50,648	1,973,246
Monster Beverage Corp (b)	225,358	21,661,411
PepsiCo Inc	431,424	58,414,810
		202,974,438
Consumer Staples Distribution & Retail - 1.7%
Casey's General Stores Inc	11,666	9,272,020
Costco Wholesale Corp	140,038	131,001,348
Dollar General Corp	69,514	8,001,757
Dollar Tree Inc (b)	57,162	6,913,743
Kroger Co/The	179,052	9,942,758
Sysco Corp	150,935	12,615,147
Target Corp	143,360	18,724,250
Walmart Inc	1,383,816	156,731,000
		353,202,023
Food Products - 0.4%
Archer-Daniels-Midland Co	152,125	11,622,350
Bunge Global SA	42,907	4,579,464
General Mills Inc (c)	168,446	5,861,921
Hershey Co/The	46,787	8,208,779
Hormel Foods Corp	92,005	2,283,563
JM Smucker Co	33,661	3,786,863
Kraft Heinz Co/The	269,694	6,370,172
McCormick & Co Inc/MD	80,166	4,041,970
Mondelez International Inc	405,171	23,435,091
Tyson Foods Inc Class A	89,044	5,097,769
		75,287,942
Household Products - 0.8%
Church & Dwight Co Inc	74,785	7,245,171
Clorox Co/The	38,219	3,647,621
Colgate-Palmolive Co	252,568	23,155,434
Kimberly-Clark Corp (c)	104,772	11,500,822
Procter & Gamble Co/The	735,011	107,782,014
		153,331,062
Personal Care Products - 0.1%
Estee Lauder Cos Inc/The Class A	78,063	6,163,074
Kenvue Inc	605,852	11,577,832
		17,740,906
Tobacco - 0.6%
Altria Group Inc	527,099	37,924,773
Philip Morris International Inc	491,957	88,999,941
		126,924,714
TOTAL CONSUMER STAPLES		929,461,085
Energy - 3.0%
Energy Equipment & Services - 0.2%
Baker Hughes Co Class A	313,143	17,379,437
Halliburton Co	263,693	8,952,377
SLB Ltd	471,911	21,939,142
		48,270,956
Oil, Gas & Consumable Fuels - 2.8%
APA Corp	111,575	3,633,998
Chevron Corp	590,924	97,951,562
ConocoPhillips	384,552	39,978,026
Devon Energy Corp	363,916	15,037,009
Diamondback Energy Inc	61,268	10,769,689
EOG Resources Inc	168,123	21,810,597
EQT Corp	197,508	10,501,500
Expand Energy Corp	75,512	6,885,939
Exxon Mobil Corp	1,308,345	178,876,929
Kinder Morgan Inc	617,974	19,756,629
Marathon Petroleum Corp	92,149	23,559,735
Occidental Petroleum Corp	229,188	11,131,661
ONEOK Inc	198,864	17,289,236
Phillips 66	126,554	21,393,954
Targa Resources Corp	67,750	18,166,485
Texas Pacific Land Corp (c)	18,288	8,003,560
Valero Energy Corp	93,726	24,409,999
Williams Cos Inc/The	386,031	28,697,545
		557,854,053
TOTAL ENERGY		606,125,009
Financials - 11.7%
Banks - 3.4%
Bank of America Corp	2,060,822	117,425,638
Citigroup Inc	538,361	75,349,006
Citizens Financial Group Inc	133,479	9,352,874
Fifth Third Bancorp (c)	286,075	16,126,048
Huntington Bancshares Inc/OH	639,863	11,344,771
JPMorgan Chase & Co	845,783	276,850,149
KeyCorp	290,891	6,705,037
M&T Bank Corp	46,225	11,002,012
PNC Financial Services Group Inc/The	126,753	31,209,124
Regions Financial Corp	269,370	8,134,974
Truist Financial Corp	393,261	19,592,263
US Bancorp	489,981	29,594,852
Wells Fargo & Co	965,944	79,825,612
		692,512,360
Capital Markets - 3.0%
Ameriprise Financial Inc	28,376	13,017,774
Ares Management Corp Class A (c)	66,579	7,410,908
Bank of New York Mellon Corp/The	216,653	31,330,190
Blackrock Inc	45,569	43,817,328
Blackstone Inc	234,490	27,592,438
Cboe Global Markets Inc	33,034	8,016,361
Charles Schwab Corp/The	516,021	47,613,258
CME Group Inc Class A	114,378	25,258,094
Coinbase Global Inc Class A (b)	70,209	10,263,854
FactSet Research Systems Inc	11,500	2,645,919
Franklin Resources Inc (c)	96,772	3,219,604
Goldman Sachs Group Inc/The	93,118	94,176,752
Interactive Brokers Group Inc Class A	140,615	12,239,130
Intercontinental Exchange Inc	178,505	21,975,751
Invesco Ltd	139,921	3,692,515
KKR & Co Inc Class A	218,227	20,028,874
Moody's Corp	47,424	21,479,278
Morgan Stanley	378,378	79,096,137
MSCI Inc	22,979	12,869,159
Nasdaq Inc	141,025	11,115,591
Northern Trust Corp	58,409	10,153,821
Raymond James Financial Inc	54,748	8,323,338
Robinhood Markets Inc Class A (b)	249,736	25,043,526
S&P Global Inc	95,705	38,976,818
State Street Corp	87,360	14,816,256
T Rowe Price Group Inc (c)	67,633	7,689,196
		601,861,870
Consumer Finance - 0.4%
American Express Co	167,992	56,823,294
Capital One Financial Corp	196,425	39,406,784
Synchrony Financial	106,175	8,074,608
		104,304,686
Financial Services - 3.3%
Apollo Global Management Inc	145,581	17,223,688
Berkshire Hathaway Inc Class B (b)	578,686	289,568,688
Block Inc Class A (b)	168,932	12,838,832
Corpay Inc (b)	20,631	6,875,693
Fidelity National Information Services Inc	163,154	6,343,428
Fiserv Inc (b)	168,322	8,256,194
Global Payments Inc	73,391	5,325,251
Jack Henry & Associates Inc	22,428	3,089,232
Mastercard Inc Class A	254,688	130,807,757
PayPal Holdings Inc	278,435	12,022,823
Visa Inc Class A	523,884	179,739,362
		672,090,948
Insurance - 1.6%
AFLAC Inc	144,595	16,953,764
Allstate Corp/The	81,257	19,334,291
American International Group Inc	167,362	12,473,490
Aon PLC	67,416	22,361,213
Arch Capital Group Ltd (b)	109,842	10,661,265
Arthur J Gallagher & Co	81,091	18,616,061
Assurant Inc	15,639	4,199,540
Brown & Brown Inc	92,013	5,902,634
Chubb Ltd	113,859	38,796,316
Cincinnati Financial Corp	48,826	9,039,646
Erie Indemnity Co Class A (c)	8,008	1,919,917
Everest Group Ltd	12,491	4,462,159
Globe Life Inc	24,507	4,378,910
Hartford Insurance Group Inc/The	86,531	11,467,088
Loews Corp	53,255	6,028,999
Marsh & McLennan Cos Inc	152,080	25,347,174
MetLife Inc	170,602	14,434,635
Principal Financial Group Inc	62,045	6,687,210
Progressive Corp/The	184,447	40,292,447
Prudential Financial Inc	109,529	11,821,465
Travelers Companies Inc/The	67,121	22,157,985
W R Berkley Corp	92,834	6,547,582
Willis Towers Watson PLC (c)	29,813	7,792,224
		321,676,015
TOTAL FINANCIALS		2,392,445,879
Health Care - 8.9%
Biotechnology - 1.6%
AbbVie Inc	557,681	140,334,847
Amgen Inc	170,367	61,693,298
Biogen Inc (b)	46,599	10,068,180
Gilead Sciences Inc	391,894	49,511,888
Incyte Corp (b)	52,990	6,006,946
Moderna Inc (b)(c)	111,465	7,805,894
Regeneron Pharmaceuticals Inc	31,539	19,665,828
Vertex Pharmaceuticals Inc (b)	80,111	39,793,537
		334,880,418
Health Care Equipment & Supplies - 1.4%
Abbott Laboratories	549,804	49,889,215
Align Technology Inc (b)	21,023	3,545,739
Baxter International Inc	163,076	3,476,780
Becton Dickinson & Co	86,974	13,161,775
Boston Scientific Corp (b)	469,136	20,022,724
Cooper Cos Inc/The (b)	61,586	4,416,332
Dexcom Inc (b)	121,799	8,203,163
Edwards Lifesciences Corp (b)	181,751	16,441,195
GE HealthCare Technologies Inc	143,586	9,190,940
IDEXX Laboratories Inc (b)	24,899	13,107,830
Insulet Corp (b)	21,864	3,328,794
Intuitive Surgical Inc (b)	111,791	44,457,045
Medtronic PLC	405,259	31,703,412
ResMed Inc	45,787	8,922,971
Solventum Corp (b)	46,462	3,584,543
STERIS PLC	30,957	6,518,615
Stryker Corp	108,907	34,288,280
Zimmer Biomet Holdings Inc	61,065	5,257,086
		279,516,439
Health Care Providers & Services - 1.7%
Cardinal Health Inc	73,926	17,561,861
Cencora Inc	61,413	17,378,651
Centene Corp (b)	148,073	9,504,806
Cigna Group/The	83,499	23,019,004
CVS Health Corp	402,744	41,663,867
DaVita Inc (b)	10,132	2,254,167
Elevance Health Inc	68,547	26,509,181
HCA Healthcare Inc	49,016	19,110,848
Henry Schein Inc (b)	30,562	2,552,538
Humana Inc	37,897	15,053,446
Labcorp Holdings Inc	25,883	7,247,240
McKesson Corp	37,942	28,668,975
Quest Diagnostics Inc	34,941	7,405,745
UnitedHealth Group Inc	286,654	119,142,003
Universal Health Services Inc Class B	16,820	2,500,966
		339,573,298
Health Care Technology - 0.0%
Veeva Systems Inc Class A (b)	47,393	8,410,836
Life Sciences Tools & Services - 0.8%
Agilent Technologies Inc	89,206	11,849,233
Bio-Techne Corp	49,411	3,490,887
Charles River Laboratories International Inc (b)	15,205	3,448,342
Danaher Corp	198,836	37,874,281
IQVIA Holdings Inc (b)	52,683	10,179,409
Mettler-Toledo International Inc (b)	6,379	8,149,236
Revvity Inc	35,216	3,918,132
Thermo Fisher Scientific Inc	117,303	58,811,033
Waters Corp (b)	30,981	11,619,114
West Pharmaceutical Services Inc	22,300	8,005,700
		157,345,367
Pharmaceuticals - 3.4%
Bristol-Myers Squibb Co	644,563	37,139,720
Eli Lilly & Co	249,697	299,494,073
Johnson & Johnson	759,830	192,974,025
Merck & Co Inc	779,590	100,177,315
Pfizer Inc	1,799,210	43,324,977
Viatris Inc	367,555	5,836,773
Zoetis Inc Class A	132,324	9,508,803
		688,455,686
TOTAL HEALTH CARE		1,808,182,044
Industrials - 8.9%
Aerospace & Defense - 2.2%
Axon Enterprise Inc (b)	25,442	14,263,040
Boeing Co (b)	248,826	53,863,364
GE Aerospace	329,328	123,079,754
General Dynamics Corp	80,119	28,381,355
Howmet Aerospace Inc	126,293	33,955,136
Huntington Ingalls Industries Inc	12,439	3,481,552
L3Harris Technologies Inc	58,805	17,088,145
Lockheed Martin Corp	64,037	32,624,290
Northrop Grumman Corp	42,144	21,464,361
RTX Corp	425,080	80,650,428
Textron Inc	54,889	5,034,968
TransDigm Group Inc	17,655	23,517,166
		437,403,559
Air Freight & Logistics - 0.3%
CH Robinson Worldwide Inc	37,207	7,007,566
Expeditors International of Washington Inc	41,284	6,728,466
FedEx Corp	69,290	21,696,778
United Parcel Service Inc Class B	235,658	25,333,235
		60,766,045
Building Products - 0.5%
A O Smith Corp	35,343	2,216,713
Allegion plc	27,118	3,809,808
Builders FirstSource Inc (b)	33,951	3,037,935
Carrier Global Corp	246,441	18,076,447
Johnson Controls International plc	192,582	28,138,156
Lennox International Inc (c)	9,996	5,727,208
Masco Corp	63,677	5,181,397
Trane Technologies PLC	69,776	34,271,181
		100,458,845
Commercial Services & Supplies - 0.4%
Cintas Corp	107,340	18,256,387
Copart Inc (b)	279,731	7,885,617
Republic Services Inc	63,122	13,450,036
Rollins Inc	92,805	3,873,680
Veralto Corp	77,517	6,874,208
Waste Management Inc	116,614	25,990,928
		76,330,856
Construction & Engineering - 0.3%
Comfort Systems USA Inc	11,093	21,985,771
EMCOR Group Inc	14,027	11,640,727
Quanta Services Inc	47,366	34,105,415
		67,731,913
Electrical Equipment - 1.3%
AMETEK Inc	72,344	17,502,907
Eaton Corp PLC	122,565	52,227,398
Emerson Electric Co	176,792	25,307,775
GE Vernova Inc	84,821	99,652,800
Generac Holdings Inc (b)	18,599	5,445,973
Hubbell Inc	16,679	8,726,453
Rockwell Automation Inc	35,122	17,388,200
Vertiv Holdings Co Class A	121,242	40,594,246
		266,845,752
Ground Transportation - 0.8%
CSX Corp	586,515	27,877,058
Fedex Freight Holding Co Inc	34,311	5,180,961
JB Hunt Transport Services Inc	23,514	6,805,657
Norfolk Southern Corp	70,892	22,301,914
Old Dominion Freight Line Inc	57,768	12,512,549
Uber Technologies Inc (b)	642,532	46,365,109
Union Pacific Corp	187,404	50,973,888
		172,017,136
Industrial Conglomerates - 0.3%
3M Co	164,631	26,655,405
Honeywell Aerospace Inc	100,005	22,109,105
Honeywell International Inc	100,005	22,391,120
		71,155,630
Machinery - 2.0%
Caterpillar Inc	145,385	154,820,487
Cummins Inc	43,556	31,064,575
Deere & Co	79,291	50,296,660
Dover Corp	42,504	9,532,797
Fortive Corp	96,227	5,878,507
IDEX Corp	23,361	5,301,779
Illinois Tool Works Inc	82,638	22,351,100
Ingersoll Rand Inc	112,406	9,216,168
Nordson Corp	16,738	5,049,687
Otis Worldwide Corp	121,118	8,672,049
PACCAR Inc	166,120	19,954,334
Parker-Hannifin Corp	39,798	38,927,220
Pentair PLC	51,008	3,910,273
Snap-on Inc	16,350	6,579,240
Stanley Black & Decker Inc	49,083	4,619,692
Westinghouse Air Brake Technologies Corp	53,556	14,438,698
Xylem Inc/NY	75,026	8,868,823
		399,482,089
Passenger Airlines - 0.2%
Delta Air Lines Inc	206,258	19,318,124
Southwest Airlines Co	154,282	7,933,180
United Airlines Holdings Inc (b)	102,450	13,932,176
		41,183,480
Professional Services - 0.3%
Automatic Data Processing Inc	126,177	28,257,339
Broadridge Financial Solutions Inc	36,508	4,999,771
Equifax Inc	37,585	5,965,491
Jacobs Solutions Inc	37,271	4,696,146
Leidos Holdings Inc	39,704	4,088,321
Paychex Inc	101,788	10,008,814
Verisk Analytics Inc	41,358	7,425,002
		65,440,884
Trading Companies & Distributors - 0.3%
Fastenal Co	362,376	17,404,919
United Rentals Inc	19,774	22,401,767
WW Grainger Inc	13,710	18,651,084
		58,457,770
TOTAL INDUSTRIALS		1,817,273,959
Information Technology - 37.8%
Communications Equipment - 1.3%
Arista Networks Inc (b)	325,920	55,367,290
Ciena Corp (b)	44,631	21,894,183
Cisco Systems Inc	1,246,773	146,445,957
F5 Inc (b)	17,808	7,407,416
Lumentum Holdings Inc (b)	24,557	21,071,379
Motorola Solutions Inc	52,404	21,762,857
		273,949,082
Electronic Equipment, Instruments & Components - 1.1%
Amphenol Corp Class A	388,321	68,468,759
CDW Corp/DE	40,325	5,671,308
Coherent Corp (b)	61,753	24,359,706
Corning Inc	247,209	63,144,595
Flex Ltd (b)	116,055	18,809,034
Jabil Inc	33,301	12,836,869
Keysight Technologies Inc (b)	54,133	18,950,339
Teledyne Technologies Inc (b)	14,623	9,752,079
Zebra Technologies Corp Class A (b)	15,035	3,958,114
		225,950,803
IT Services - 0.6%
Accenture PLC Class A	193,789	24,115,103
Akamai Technologies Inc (b)	45,890	5,424,657
Cognizant Technology Solutions Corp Class A	149,576	5,793,078
Gartner Inc (b)(c)	21,133	2,739,259
GoDaddy Inc Class A (b)	41,794	3,547,475
IBM Corporation	296,673	83,427,414
VeriSign Inc	25,851	6,503,078
		131,550,064
Semiconductors & Semiconductor Equipment - 19.1%
Advanced Micro Devices Inc (b)	514,696	298,992,053
Analog Devices Inc	154,101	61,204,294
Applied Materials Inc	250,501	181,112,223
Broadcom Inc	1,494,489	564,543,220
First Solar Inc (b)	33,917	8,003,055
Intel Corp (b)	1,491,261	208,224,773
KLA Corp	412,325	124,402,576
Lam Research Corp	394,740	171,052,684
Marvell Technology Inc	276,367	82,326,966
Microchip Technology Inc	170,808	15,577,690
Micron Technology Inc	355,967	410,889,148
Monolithic Power Systems Inc	15,508	21,437,639
NVIDIA Corp	7,645,164	1,529,720,865
ON Semiconductor Corp (b)	123,703	11,694,882
Qnity Electronics Inc	66,077	10,791,035
QUALCOMM Inc	332,693	61,478,339
Skyworks Solutions Inc (c)	47,476	3,218,873
Teradyne Inc	49,412	23,907,502
Texas Instruments Inc	287,269	85,626,271
		3,874,204,088
Software - 7.5%
Adobe Inc (b)	127,586	26,157,682
AppLovin Corp Class A (b)	84,923	43,754,877
Autodesk Inc (b)	66,648	12,957,704
Cadence Design Systems Inc (b)	87,061	32,675,735
Crowdstrike Holdings Inc Class A (b)	80,344	61,313,720
Datadog Inc Class A (b)	104,425	27,188,093
Fair Isaac Corp (b)	7,320	8,745,790
Fortinet Inc (b)	196,570	30,197,083
Gen Digital Inc	173,908	4,328,570
Intuit Inc	87,293	22,783,473
Microsoft Corp	2,344,772	874,646,851
Oracle Corp	535,613	78,494,085
Palantir Technologies Inc Class A (b)	724,750	84,556,583
Palo Alto Networks Inc (b)	255,991	87,298,051
PTC Inc (b)	36,459	4,142,107
Roper Technologies Inc	31,855	10,779,413
Salesforce Inc	258,219	40,452,589
ServiceNow Inc (b)	325,532	32,318,817
Synopsys Inc (b)	60,466	26,972,069
Trimble Inc (b)	73,578	3,765,721
Tyler Technologies Inc (b)	13,310	3,892,643
Workday Inc Class A (b)	64,303	7,871,973
		1,525,293,629
Technology Hardware, Storage & Peripherals - 8.2%
Apple Inc	4,636,035	1,341,483,088
Dell Technologies Inc Class C	91,310	39,396,613
Hewlett Packard Enterprise Co	418,814	18,892,700
HP Inc (c)	288,665	6,333,310
NetApp Inc	62,284	9,639,072
Sandisk Corp (b)	46,744	106,283,235
Seagate Technology Holdings PLC	70,777	68,299,805
Super Micro Computer Inc (b)(c)	177,640	5,210,180
Western Digital Corp	108,798	69,491,459
		1,665,029,462
TOTAL INFORMATION TECHNOLOGY		7,695,977,128
Materials - 1.8%
Chemicals - 1.0%
Air Products and Chemicals Inc	70,290	20,607,622
Albemarle Corp	37,226	5,026,627
CF Industries Holdings Inc	48,495	5,250,069
Corteva Inc	211,115	17,879,329
Dow Inc	227,507	6,224,592
DuPont de Nemours Inc	43,162	5,854,494
Ecolab Inc	79,952	22,275,427
International Flavors & Fragrances Inc (c)	80,587	6,384,102
Linde PLC	145,940	75,734,104
LyondellBasell Industries NV Class A1	81,463	4,289,027
Mosaic Co/The	100,146	2,122,093
PPG Industries Inc	70,360	8,533,964
Sherwin-Williams Co/The	72,401	24,929,112
		205,110,562
Construction Materials - 0.2%
CRH PLC	210,916	22,568,012
Martin Marietta Materials Inc	18,953	10,930,195
Vulcan Materials Co	40,957	12,082,725
		45,580,932
Containers & Packaging - 0.2%
Amcor PLC (c)	145,939	6,326,456
Avery Dennison Corp	24,143	3,919,616
Ball Corp	84,041	5,244,158
International Paper Co	167,140	6,368,034
Packaging Corp of America	27,949	6,659,688
Smurfit Westrock PLC	165,545	7,658,112
		36,176,064
Metals & Mining - 0.4%
Freeport-McMoRan Inc	453,763	28,537,155
Newmont Corp	336,972	31,473,185
Nucor Corp	71,886	16,012,607
Steel Dynamics Inc	42,789	9,818,363
		85,841,310
TOTAL MATERIALS		372,708,868
Real Estate - 1.8%
Health Care REITs - 0.4%
Alexandria Real Estate Equities Inc	49,437	2,612,745
Healthpeak Properties Inc	217,617	4,657,004
Ventas Inc	153,460	13,627,248
Welltower Inc	222,821	50,573,683
		71,470,680
Hotel & Resort REITs - 0.0%
Host Hotels & Resorts Inc	201,047	4,766,824
Industrial REITs - 0.2%
Prologis Inc	294,291	39,867,602
Office REITs - 0.0%
BXP Inc (c)	46,888	3,109,143
Real Estate Management & Development - 0.0%
CBRE Group Inc Class A (b)	92,425	12,448,724
CoStar Group Inc (b)	128,898	3,650,391
		16,099,115
Residential REITs - 0.2%
AvalonBay Communities Inc	43,851	8,274,245
Camden Property Trust	31,730	3,632,767
Equity Residential	107,623	7,310,830
Essex Property Trust Inc	20,284	5,914,612
Invitation Homes Inc	172,512	5,211,588
Mid-America Apartment Communities Inc	36,737	5,104,239
UDR Inc	93,329	3,725,694
		39,173,975
Retail REITs - 0.3%
Federal Realty Investment Trust	24,804	3,061,805
Kimco Realty Corp	212,848	5,395,697
Realty Income Corp	294,345	18,237,616
Regency Centers Corp	52,047	4,150,228
Simon Property Group Inc	102,358	22,892,367
		53,737,713
Specialized REITs - 0.7%
American Tower Corp	147,060	24,054,604
Crown Castle Inc	137,718	10,429,384
Digital Realty Trust Inc	104,265	18,723,909
Equinix Inc	31,130	32,449,601
Extra Space Storage Inc	66,685	9,689,331
Iron Mountain Inc	93,912	11,862,025
Public Storage	49,870	15,874,120
SBA Communications Corp Class A	33,479	5,907,704
VICI Properties Inc	344,968	9,158,900
Weyerhaeuser Co	227,569	5,448,001
		143,597,579
TOTAL REAL ESTATE		371,822,631
Utilities - 2.2%
Electric Utilities - 1.5%
Alliant Energy Corp	81,528	6,219,771
American Electric Power Co Inc	171,754	23,497,665
Constellation Energy Corp	100,907	25,062,272
Duke Energy Corp	246,047	31,144,629
Edison International	121,464	9,042,995
Entergy Corp	144,537	16,601,520
Evergy Inc	72,729	6,285,967
Eversource Energy	118,745	8,581,701
Exelon Corp	322,994	15,057,980
FirstEnergy Corp	164,331	7,812,296
NextEra Energy Inc	658,238	57,773,549
NRG Energy Inc	66,598	9,727,304
PG&E Corp	695,042	11,690,606
Pinnacle West Capital Corp	38,256	4,093,392
PPL Corp	237,488	8,632,689
Southern Co/The	355,842	34,057,638
Xcel Energy Inc	197,057	15,823,677
		291,105,651
Gas Utilities - 0.0%
Atmos Energy Corp	52,690	9,076,906
Independent Power and Renewable Electricity Producers - 0.1%
AES Corp/The	225,035	3,299,013
Vistra Corp	100,046	15,870,297
		19,169,310
Multi-Utilities - 0.6%
Ameren Corp	87,366	9,875,853
CenterPoint Energy Inc	206,397	9,089,724
CMS Energy Corp	97,521	7,460,357
Consolidated Edison Inc	116,342	12,870,915
Dominion Energy Inc	277,612	18,958,123
DTE Energy Co	65,662	10,004,919
NiSource Inc	151,236	7,191,272
Public Service Enterprise Group Inc	157,301	12,766,549
Sempra	206,334	19,129,225
WEC Energy Group Inc	102,827	12,007,109
		119,354,046
Water Utilities - 0.0%
American Water Works Co Inc	61,648	8,111,644
TOTAL UTILITIES		446,817,557
TOTAL UNITED STATES		20,305,093,332
TOTAL COMMON STOCKS (Cost $4,157,301,602)		20,346,064,714

U.S. Treasury Obligations - 0.0%
	Yield (%) (d)	Principal Amount (a)	Value ($)
US Treasury Bills 0% 8/13/2026 (e) (Cost $2,257,223)	3.64	2,267,000	2,257,119

Money Market Funds - 0.5%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (f)	3.69	21,664,833	21,669,166
Fidelity Securities Lending Cash Central Fund (f)(g)	3.69	80,860,395	80,868,481
TOTAL MONEY MARKET FUNDS (Cost $102,536,213)			102,537,647

TOTAL INVESTMENT IN SECURITIES - 100.4% (Cost $4,262,095,038)	20,450,859,480
NET OTHER ASSETS (LIABILITIES) - (0.4)%	(75,006,033)
NET ASSETS - 100.0%	20,375,853,447

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value and Unrealized Appreciation/ (Depreciation) ($)
LONG
CME E-Mini S&P 500 Index Contracts (United States)	85	9/2026	32,080,063	352,135

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Non-income producing.
(c)	Security or a portion of the security is on loan at period end.
(d)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(e)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $2,257,119.
(f)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(g)	Investment made with cash collateral received from securities on loan.
Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	50,590,822	585,985,934	614,906,396	560,626	(2,061)	867	21,669,166	21,664,833	0.0%
Fidelity Securities Lending Cash Central Fund	38,734,734	479,381,417	437,247,670	29,242	-	-	80,868,481	80,860,395	0.2%
Total	89,325,556	1,065,367,351	1,052,154,066	589,868	(2,061)	867	102,537,647

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.
Investment Valuation

The following is a summary of the inputs used, as of June 30, 2026, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Common Stocks
Communication Services	1,969,808,498	1,969,808,498	-	-
Consumer Discretionary	1,894,470,674	1,894,470,674	-	-
Consumer Staples	929,461,085	929,461,085	-	-
Energy	606,125,009	606,125,009	-	-
Financials	2,392,445,879	2,392,445,879	-	-
Health Care	1,808,182,044	1,808,182,044	-	-
Industrials	1,817,273,959	1,817,273,959	-	-
Information Technology	7,736,948,510	7,736,948,510	-	-
Materials	372,708,868	372,708,868	-	-
Real Estate	371,822,631	371,822,631	-	-
Utilities	446,817,557	446,817,557	-	-

U.S. Treasury Obligations	2,257,119	-	2,257,119	-

Money Market Funds	102,537,647	102,537,647	-	-
Total Investments in Securities:	20,450,859,480	20,448,602,361	2,257,119	-
Derivative Instruments:

Assets
Futures Contracts	352,135	352,135	-	-
Total Assets	352,135	352,135	-	-
Total Derivative Instruments:	352,135	352,135	-	-
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of June 30, 2026. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset ($)	Liability ($)
Equity Risk
Futures Contracts (a)	352,135	-
Total Equity Risk	352,135	-
Total Value of Derivatives	352,135	-

(a)Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).
Financial Statements (Unaudited)
Statement of Assets and Liabilities
As of June 30, 2026 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $127,162,092) - See accompanying schedule:
Unaffiliated issuers (cost $4,159,558,825)	$20,348,321,833
Fidelity Central Funds (cost $102,536,213)	102,537,647

Total Investment in Securities (cost $4,262,095,038)		$20,450,859,480
Segregated cash with brokers for derivative instruments		447,222
Receivable for fund shares sold		7,892,975
Dividends receivable		9,177,341
Distributions receivable from Fidelity Central Funds		94,187
Receivable for variation margin on futures contracts		187,935
Other receivables		83,776
Total assets		20,468,742,916
Liabilities
Payable for fund shares redeemed	$9,762,835
Accrued management fee	758,610
Distribution and service plan fees payable	715,231
Other affiliated payables	758,610
Other payables and accrued expenses	42,677
Collateral on securities loaned	80,851,506
Total liabilities		92,889,469
Net Assets		$20,375,853,447
Net Assets consist of:
Paid in capital		$4,007,426,810
Total accumulated earnings (loss)		16,368,426,637
Net Assets		$20,375,853,447

Net Asset Value and Maximum Offering Price
Initial Class :
Net Asset Value, offering price and redemption price per share ($16,688,282,573 ÷ 23,436,352 shares)		$712.07
Service Class :
Net Asset Value, offering price and redemption price per share ($378,259,268 ÷ 534,033 shares)		$708.31
Service Class 2 :
Net Asset Value, offering price and redemption price per share ($3,309,311,606 ÷ 4,723,925 shares)		$700.54
Statement of Operations
Six months ended June 30, 2026 (Unaudited)
Investment Income
Dividends		$113,728,798
Interest		57,997
Income from Fidelity Central Funds (including $29,242 from security lending)		589,868
Security lending		12,657
Total income		114,389,320
Expenses
Management fee	$4,302,488
Transfer agent fees	4,302,487
Distribution and service plan fees	4,066,263
Independent trustees' fees and expenses	21,414
Interest	16,478
Total expenses before reductions	12,709,130
Expense reductions	(691)
Total expenses after reductions		12,708,439
Net Investment income (loss)		101,680,881
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	92,052,439
Fidelity Central Funds	(2,061)
Futures contracts	4,039,056
Total net realized gain (loss)		96,089,434
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	1,674,295,351
Fidelity Central Funds	867
Futures contracts	750,713
Total change in net unrealized appreciation (depreciation)		1,675,046,931
Net gain (loss)		1,771,136,365
Net increase (decrease) in net assets resulting from operations		$1,872,817,246
Statement of Changes in Net Assets

	Six months ended June 30, 2026 (Unaudited)	Year ended December 31, 2025
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$101,680,881	$192,056,530
Net realized gain (loss)	96,089,434	381,928,794
Change in net unrealized appreciation (depreciation)	1,675,046,931	2,247,371,428
Net increase (decrease) in net assets resulting from operations	1,872,817,246	2,821,356,752
Distributions to shareholders	(392,551,413)	(281,666,747)

Share transactions - net increase (decrease)	286,848,037	(616,369,178)
Total increase (decrease) in net assets	1,767,113,870	1,923,320,827

Net Assets
Beginning of period	18,608,739,577	16,685,418,750
End of period	$20,375,853,447	$18,608,739,577

Financial Highlights
VIP Index 500 Portfolio Initial Class

	Six months ended June 30, 2026 (Unaudited)	Years ended December 31, 2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$660.13	$569.52	$461.79	$374.78	$468.27	$371.59
Income from Investment Operations
Net investment income (loss) A,B	3.71	7.02	6.78	6.54	6.03	5.42
Net realized and unrealized gain (loss)	62.18	93.77	108.14	90.48	(90.47)	99.69
Total from investment operations	65.89	100.79	114.92	97.02	(84.44)	105.11
Distributions from net investment income	(1.31)	(7.09)	(6.86)	(6.24)	(5.95)	(5.38)
Distributions from net realized gain	(12.64)	(3.09)	(.33)	(3.77)	(3.09)	(3.04)
Total distributions	(13.95)	(10.18)	(7.19)	(10.01)	(9.05) C	(8.43) C
Net asset value, end of period	$712.07	$660.13	$569.52	$461.79	$374.78	$468.27
Total Return D,E,F	10.16%	17.78%	24.90%	26.19%	(18.21)%	28.58%
Ratios to Average Net Assets B,G,H
Expenses before reductions	.09% I	.09%	.09%	.10%	.10%	.10%
Expenses net of fee waivers, if any	.09 % I	.09%	.09%	.10%	.10%	.10%
Expenses net of all reductions, if any	.09% I	.09%	.09%	.10%	.10%	.10%
Net investment income (loss)	1.11% I	1.17%	1.28%	1.57%	1.50%	1.28%
Supplemental Data
Net assets, end of period (000 omitted)	$16,688,283	$15,243,385	$13,674,621	$11,016,176	$8,488,600	$10,323,307
Portfolio turnover rate J	6 % I	4%	3%	4%	7%	2%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal distributions per share do not sum due to rounding.
DTotal returns for periods of less than one year are not annualized.
ETotal returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.
FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAnnualized.
JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
VIP Index 500 Portfolio Service Class

	Six months ended June 30, 2026 (Unaudited)	Years ended December 31, 2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$656.93	$566.92	$459.76	$373.19	$466.34	$370.12
Income from Investment Operations
Net investment income (loss) A,B	3.35	6.42	6.21	6.10	5.60	4.97
Net realized and unrealized gain (loss)	61.87	93.25	107.63	90.08	(90.11)	99.27
Total from investment operations	65.22	99.67	113.84	96.18	(84.51)	104.24
Distributions from net investment income	(1.20)	(6.57)	(6.34)	(5.84)	(5.55)	(4.98)
Distributions from net realized gain	(12.64)	(3.09)	(.33)	(3.77)	(3.09)	(3.04)
Total distributions	(13.84)	(9.66)	(6.68) C	(9.61)	(8.64)	(8.02)
Net asset value, end of period	$708.31	$656.93	$566.92	$459.76	$373.19	$466.34
Total Return D,E,F	10.11%	17.66%	24.77%	26.07%	(18.30)%	28.45%
Ratios to Average Net Assets B,G,H
Expenses before reductions	.19% I	.19%	.19%	.20%	.20%	.20%
Expenses net of fee waivers, if any	.19 % I	.19%	.19%	.20%	.20%	.20%
Expenses net of all reductions, if any	.19% I	.19%	.19%	.20%	.20%	.20%
Net investment income (loss)	1.01% I	1.07%	1.18%	1.47%	1.40%	1.18%
Supplemental Data
Net assets, end of period (000 omitted)	$378,259	$271,412	$218,707	$183,012	$145,264	$175,058
Portfolio turnover rate J	6 % I	4%	3%	4%	7%	2%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal distributions per share do not sum due to rounding.
DTotal returns for periods of less than one year are not annualized.
ETotal returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.
FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAnnualized.
JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
VIP Index 500 Portfolio Service Class 2

	Six months ended June 30, 2026 (Unaudited)	Years ended December 31, 2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$650.21	$561.23	$455.28	$369.70	$461.95	$366.73
Income from Investment Operations
Net investment income (loss) A,B	2.82	5.44	5.37	5.43	4.98	4.30
Net realized and unrealized gain (loss)	61.19	92.26	106.51	89.18	(89.29)	98.34
Total from investment operations	64.01	97.70	111.88	94.61	(84.31)	102.64
Distributions from net investment income	(1.04)	(5.63)	(5.60)	(5.26)	(4.84)	(4.38)
Distributions from net realized gain	(12.64)	(3.09)	(.33)	(3.77)	(3.09)	(3.04)
Total distributions	(13.68)	(8.72)	(5.93)	(9.03)	(7.94) C	(7.42)
Net asset value, end of period	$700.54	$650.21	$561.23	$455.28	$369.70	$461.95
Total Return D,E,F	10.03%	17.48%	24.59%	25.88%	(18.42)%	28.26%
Ratios to Average Net Assets B,G,H
Expenses before reductions	.34% I	.34%	.34%	.35%	.35%	.35%
Expenses net of fee waivers, if any	.34 % I	.34%	.34%	.35%	.35%	.35%
Expenses net of all reductions, if any	.34% I	.34%	.34%	.35%	.35%	.35%
Net investment income (loss)	.86% I	.92%	1.03%	1.32%	1.25%	1.03%
Supplemental Data
Net assets, end of period (000 omitted)	$3,309,312	$3,093,942	$2,792,091	$2,329,094	$1,587,871	$2,535,922
Portfolio turnover rate J	6 % I	4%	3%	4%	7%	2%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal distributions per share do not sum due to rounding.
DTotal returns for periods of less than one year are not annualized.
ETotal returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.
FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAnnualized.
JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Notes to Financial Statements
 (Unaudited)
For the period ended June 30, 2026

1. Organization.
VIP Index 500 Portfolio (the Fund) is a fund of Variable Insurance Products Fund II (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Shares of the Fund may only be purchased by insurance companies for the purpose of funding variable annuity or variable life insurance contracts. The Fund offers the following classes of shares: Initial Class shares, Service Class shares and Service Class 2 shares. All classes have equal rights and voting privileges, except for matters affecting a single class. The Fund may operate as a non-diversified fund, as defined under the 1940 Act, to the approximate extent the Index is non-diversified.
Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
2. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The Fund operates as a single operating segment. The Fund's portfolio management team, part of the investment adviser, serves as the chief operating decision maker (CODM) and directs the Fund's investments in accordance with its investment objective and policies, with support from others responsible for oversight functions. The information reviewed by the CODM is consistent with the Fund's financial statements and financial highlights. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of June 30, 2026 is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. Any withholding tax reclaims income is included in the Statement of Operations in dividends. Any receivables for withholding tax reclaims are included in the Statement of Assets and Liabilities in dividends receivable.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of a fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of a fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred, as applicable. Certain expense reductions may also differ by class, if applicable. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to short-term capital gain dividends, futures contracts and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$16,404697648
Gross unrealized depreciation	(238,693,402)
Net unrealized appreciation (depreciation)	$16,166,004,246
Tax cost	$4,285,207,369
3. Derivative Instruments.
Risk Exposures and the Use of Derivative Instruments. The Fund's investment objectives allow for various types of derivative instruments, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

Derivatives were used to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the objectives may not be achieved.

Derivatives were used to increase or decrease exposure to the following risk(s):

Equity Risk
Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Funds are also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that a fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to a fund. Counterparty credit risk related to exchange-traded contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. Futures contracts were used to manage exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily. Subsequent payments from or to a fund are made as needed depending on the fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end, and is representative of volume of activity during the period.

Any securities deposited to meet initial margin requirements are identified in the Schedule of Investments. Any cash deposited to meet initial margin requirements is presented as segregated cash with brokers for derivative instruments in the Statement of Assets and Liabilities.
4. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities, U.S. government securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
VIP Index 500 Portfolio	620,164,907	595,080,781
5. Fees and Other Transactions with Affiliates.
Management Fee and Expense Contract. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is based on an annual rate of .045% of the Fund's average net assets. Under the management contract, the investment adviser pays all other fund-level expenses, except the compensation of the independent Trustees and certain other expenses such as interest expense. In addition, under an expense contract, the investment adviser pays class-level expenses as necessary so that total expenses do not exceed an annual rate of .09% of each class' average net assets, excluding the distribution and service fee for each applicable class, with certain exceptions.

Sub-Adviser. Geode Capital Management, LLC (Geode), serves as sub-adviser for the Fund. Geode provides discretionary investment advisory services to the Fund and is paid by the investment adviser for providing these services.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate 12b-1 Plans for each Service Class of shares. Each Service Class pays Fidelity Distributors Company LLC (FDC), an affiliate of the investment adviser, a service fee. For the period, the service fee is based on an annual rate of .10% of Service Class' average net assets and .25% of Service Class 2's average net assets.

For the period, total fees, all of which were re-allowed to insurance companies for the distribution of shares and providing shareholder support services, were as follows:

Service Class	$143,645
Service Class 2	3,922,618
$4,066,263

Transfer Agent Fees. Fidelity Investments Institutional Operations Company LLC (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing, and shareholder servicing agent for each class. FIIOC receives asset-based fees based on each class's average net assets for transfer agent services, typesetting, and printing and mailing of shareholder reports, excluding mailing of proxy statements, equal to an annual rate of .06% of average net assets. Under the expense contract, each class pays a portion of the transfer agent fees equal to an annual rate of .045% of class-level average net assets. For the period, transfer agent fees for each class were as follows:

Initial Class	$ 3,531,776
Service Class	64,640
Service Class 2	706,071
$4,302,487

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan) for certain Funds, certain independent Trustees have elected to defer receipt of a portion of their annual compensation. Deferred amounts are invested in affiliated mutual funds, are marked-to-market and remain in a fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees presented below are included in the accompanying Statement of Assets and Liabilities in other receivables and other payables and accrued expenses, as applicable.

VIP Index 500 Portfolio	$42,670

Interfund Lending Program. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the Fund, along with other registered investment companies having management contracts with Fidelity Management & Research Company LLC (FMR), or other affiliated entities of FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from, or lend money to, other participating affiliated funds at rates that are beneficial to both the borrowing and lending fund. Borrowings under the program are generally for temporary or emergency purposes, including meeting fund shareholder redemptions. The interfund loan rate is determined, as specified in the Exemptive Order, by averaging, (1) the higher of the overnight time deposit rate and the current overnight repurchase agreement rate, and (2) a benchmark rate representing the lowest bank loan rate available to the funds. At period end, there were no interfund loans outstanding. Activity in this program during the period for which loans were outstanding was as follows:

	Borrower or Lender	Average Loan Balance ($)	Weighted Average Interest Rate	Interest Expense ($)
VIP Index 500 Portfolio	Borrower	21,821,571	3.88%	16,478

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board of Trustees. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. Interfund trades during the period are noted in the table below.

	Purchases ($)	Sales ($)	Realized Gain (Loss) ($)
VIP Index 500 Portfolio	-	732,370	515,348
6. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes.

Commitment fees are charged based on the unused amount of the line of credit at an annual rate of .10%, and then allocated to each participating fund based on its pro-rata portion of the line of credit. The commitment fees are borne by the investment adviser.

Interest is charged to a participating fund based on its borrowings at an annual rate of .75% plus the highest of (i) daily SOFR, (ii) Federal Funds Effective Rate, or (iii) Overnight Bank Funding Rate. During the period, there were no borrowings on this line of credit.

The line of credit agreement will expire in March 2027 unless extended or renewed.
7. Security Lending.
Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, the borrowers provide collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the fair value of the loaned securities during the period of the loan. The fair value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned or gaining access to non-cash collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. For cash collateral, securities lending income represents the income earned on investing cash collateral less rebates paid to borrowers, plus any premium income received and is presented in the Statement of Operations as a component of income from Fidelity Central Funds. For non-cash collateral, securities lending income represents fees received from borrowers as compensation for the securities loaned and is presented in the Statement of Operations in security lending. Securities lending income is reduced by any lending agent fees associated with the loan. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS ($)	Security Lending Income From Securities Loaned to NFS ($)	Value of Securities Loaned to NFS at Period End ($)
VIP Index 500 Portfolio	4,522	-	-

At period end, the value of any non-cash collateral is presented below. Non-cash collateral is held by a third-party bank for the benefit of a fund and the borrower. A fund is not permitted to sell or re-pledge non-cash collateral except in the event of borrower default, and therefore it is not included in the Schedule of Investments or Statement of Assets and Liabilities.

Amount ($)
VIP Index 500 Portfolio	49,175,904
8. Expense Reductions.
Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, custodian credits reduced the Fund's expenses by $691.
9. Distributions to Shareholders.
Distributions to shareholders of each class were as follows:

	Six months ended June 30, 2026	Year ended December 31, 2025
VIP Index 500 Portfolio
Distributions to shareholders
Initial Class	$322,102,136	$235,804,425
Service Class	5,683,022	3,779,314
Service Class 2	64,766,255	42,083,008
Total	$392,551,413	$281,666,747
10. Share Transactions.
Transactions for each class of shares were as follows and may contain in-kind transactions:

	Shares	Shares	Dollars	Dollars
	Six months ended June 30, 2026	Year ended December 31, 2025	Six months ended June 30, 2026	Year ended December 31, 2025
VIP Index 500 Portfolio
Initial Class
Shares sold	1,303,710	1,745,203	$868,201,243	$1,034,047,880
Reinvestment of distributions	491,654	371,884	322,102,136	235,804,425
Shares redeemed	(1,450,477)	(3,036,294)	(969,615,667)	(1,800,389,722)
Net increase (decrease)	344,887	(919,207)	$220,687,712	$(530,537,417)
Service Class
Shares sold	131,026	85,635	$90,949,154	$53,534,566
Reinvestment of distributions	8,717	5,968	5,683,022	3,779,314
Shares redeemed	(18,860)	(64,234)	(12,516,345)	(37,847,439)
Net increase (decrease)	120,883	27,369	$84,115,831	$19,466,441
Service Class 2
Shares sold	197,917	828,833	$130,833,838	$472,104,354
Reinvestment of distributions	100,386	67,633	64,766,255	42,083,008
Shares redeemed	(332,782)	(1,113,019)	(213,555,599)	(619,485,564)
Net increase (decrease)	(34,479)	(216,553)	$(17,955,506)	$(105,298,202)
11. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.

At the end of the period, the investment adviser or its affiliates were owners of record of more than 10% of the outstanding shares as follows:

Fund	Affiliated %
VIP Index 500 Portfolio	43
12. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as public health emergencies, military conflicts, terrorism, government restrictions, political changes, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 9: Proxy Disclosures for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies
(Unaudited)
Note: This information is disclosed as part of the financial statements for each Fund as part of Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract
(Unaudited)

Board Approval of Investment Advisory Contracts and Management Fees
VIP Index 500 Portfolio
At its May 2026 meeting, the Board of Trustees, including the Independent Trustees (together, the Board), voted to continue the management contract with Fidelity Management & Research Company LLC (FMR), and the sub-advisory agreements and sub-subadvisory agreements, in each case, where applicable (together, the Advisory Contracts) for the fund, including the fund's sub-advisory agreement with Geode Capital Management, LLC, for two months from June 1, 2026 through July 31, 2026. The Board determined that it will consider the annual renewal of the fund's Advisory Contracts for a full one year period in July 2026, following its review of additional materials provided by FMR.
The Board considered that the approval of the fund's Advisory Contracts will not result in any changes in (i) the investment process or strategies employed in the management of the fund's assets; (ii) the fees and expenses paid by shareholders; (iii) the nature, extent or quality of services provided under the fund's Advisory Contracts; or (iv) the day-to-day management of the fund or the persons primarily responsible for such management. The Board also considered that since its last approval of the fund's Advisory Contracts, FMR had provided additional information on the fund in support of the annual contract renewal process, including competitive analyses on total expenses and management fees and in-depth reviews of fund performance and fund profitability information. The Board concluded that the fund's Advisory Contracts are fair and reasonable, and that the fund's Advisory Contracts should be renewed, without modification, through July 31, 2026, with the understanding that the Board will consider the annual renewal for a full one year period in July 2026.
In connection with its consideration of future renewals of the fund's Advisory Contracts, the Board will consider: (i) the nature, extent and quality of services provided to the fund, including shareholder and administrative services and investment performance; (ii) the competitiveness of the management fee and total expenses for the fund; (iii) the costs of the services and profitability, including the revenues earned and the expenses incurred in conducting the business of developing, marketing, distributing, managing, administering, and servicing the fund and its shareholders, to the extent applicable; and (iv) whether there have been economies of scale in respect of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is the potential for realization of any further economies.
Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board, including the Independent Trustees, ultimately concluded that the fund's management fee structure is fair and reasonable, and that the continuation of the fund's Advisory Contracts should be approved for two months from June 1, 2026 through July 31, 2026.

1.705630.128
VIPIDX-SANN-0826
Fidelity® Variable Insurance Products:

VIP Emerging Markets Portfolio

Semi-Annual Report
June 30, 2026
To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.
You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.
Fidelity® Variable Insurance Products are separate account options which are purchased through a variable insurance contract.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2026 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.
Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies (Semi-Annual Report)
VIP Emerging Markets Portfolio
Schedule of Investments June 30, 2026 (Unaudited)
Showing Percentage of Net Assets
Common Stocks - 95.6%
	Shares	Value ($)
ARGENTINA - 0.7%
Energy - 0.7%
Oil, Gas & Consumable Fuels - 0.7%
YPF SA Class D ADR (a)(b)	293,061	13,325,484
AUSTRALIA - 1.4%
Materials - 1.4%
Metals & Mining - 1.4%
Anglogold Ashanti Plc	330,800	26,758,412
BRAZIL - 2.0%
Financials - 1.1%
Banks - 1.1%
Itau Unibanco Holding SA	2,535,217	20,714,692
Materials - 0.9%
Metals & Mining - 0.9%
Vale SA ADR	1,173,700	17,652,448
TOTAL BRAZIL		38,367,140
CHILE - 1.0%
Materials - 1.0%
Metals & Mining - 1.0%
Antofagasta PLC	370,700	18,783,514
CHINA - 22.2%
Communication Services - 4.1%
Interactive Media & Services - 4.1%
Tencent Holdings Ltd	1,429,005	78,856,152
Consumer Discretionary - 2.9%
Automobiles - 1.2%
BYD Co Ltd H Shares	2,427,100	22,489,312
Hotels, Restaurants & Leisure - 0.3%
Shangri-La Asia Ltd	10,198,000	5,201,170
Household Durables - 1.4%
Haier Smart Home Co Ltd A Shares (China)	9,046,797	27,283,652
TOTAL CONSUMER DISCRETIONARY		54,974,134
Energy - 0.8%
Oil, Gas & Consumable Fuels - 0.8%
China Petroleum & Chemical Corp H Shares	28,932,000	14,755,860
Financials - 3.9%
Banks - 1.2%
China Construction Bank Corp H Shares	22,681,000	23,394,366
Insurance - 2.7%
China Life Insurance Co Ltd H Shares	11,364,863	38,632,289
PICC Property & Casualty Co Ltd H Shares	6,727,244	12,283,052
		50,915,341
TOTAL FINANCIALS		74,309,707
Health Care - 2.2%
Life Sciences Tools & Services - 1.3%
Wuxi Apptec Co Ltd H Shares (c)(d)	1,206,300	23,640,425
Pharmaceuticals - 0.9%
Hansoh Pharmaceutical Group Co Ltd (c)(d)	4,740,000	17,901,503
TOTAL HEALTH CARE		41,541,928
Industrials - 3.7%
Electrical Equipment - 1.3%
Contemporary Amperex Technology Co Ltd A Shares (China)	435,981	25,343,014
Machinery - 2.4%
Sany Heavy Industry Co Ltd A Shares (China)	7,204,000	18,411,218
Shenzhen Inovance Technology Co Ltd A Shares (China)	2,705,035	26,525,363
		44,936,581
TOTAL INDUSTRIALS		70,279,595
Information Technology - 2.6%
Electronic Equipment, Instruments & Components - 2.6%
Luxshare Precision Industry Co Ltd A Shares (China)	4,844,800	50,594,419
Materials - 2.0%
Metals & Mining - 2.0%
Aluminum Corp of China Ltd A Shares (China)	12,343,199	15,092,924
Zijin Mining Group Co Ltd A Shares (China)	6,357,567	23,875,176
TOTAL MATERIALS		38,968,100
TOTAL CHINA		424,279,895
GREECE - 3.1%
Financials - 3.1%
Banks - 3.1%
Eurobank SA	5,893,200	28,045,320
National Bank of Greece SA	1,867,800	32,193,627

TOTAL GREECE		60,238,947
HUNGARY - 3.1%
Financials - 1.7%
Banks - 1.7%
OTP Bank Nyrt	220,300	32,512,422
Health Care - 1.4%
Pharmaceuticals - 1.4%
Richter Gedeon Nyrt	702,141	27,174,446
TOTAL HUNGARY		59,686,868
INDIA - 4.7%
Financials - 2.3%
Banks - 2.3%
ICICI Bank Ltd	1,167,400	17,039,683
State Bank of India	2,540,900	27,602,929
TOTAL FINANCIALS		44,642,612
Industrials - 1.6%
Construction & Engineering - 1.6%
Larsen & Toubro Ltd	692,408	30,358,170
Information Technology - 0.0%
IT Services - 0.0%
Infosys Ltd	62,300	660,460
Materials - 0.8%
Construction Materials - 0.8%
JK Cement Ltd	261,200	15,040,138
TOTAL INDIA		90,701,380
INDONESIA - 1.4%
Financials - 1.4%
Banks - 1.4%
Bank Central Asia Tbk PT	88,967,900	27,722,895
JAPAN - 1.4%
Industrials - 1.4%
Machinery - 1.4%
Komatsu Ltd	678,600	26,497,621
KOREA (SOUTH) - 15.1%
Consumer Discretionary - 0.6%
Automobile Components - 0.6%
Hyundai Mobis Co Ltd	35,650	11,750,410
Industrials - 1.2%
Aerospace & Defense - 1.2%
Korea Aerospace Industries Ltd	234,720	22,317,067
Information Technology - 13.3%
Semiconductors & Semiconductor Equipment - 2.5%
SK Hynix Inc	27,330	48,265,917
Technology Hardware, Storage & Peripherals - 10.8%
Samsung Electronics Co Ltd	929,500	206,424,031
TOTAL INFORMATION TECHNOLOGY		254,689,948
TOTAL KOREA (SOUTH)		288,757,425
MALAYSIA - 0.8%
Financials - 0.8%
Banks - 0.8%
CIMB Group Holdings Bhd	8,777,400	15,950,338
MEXICO - 4.3%
Communication Services - 1.8%
Wireless Telecommunication Services - 1.8%
America Movil SAB de CV ADR	1,347,800	35,029,322
Consumer Staples - 1.9%
Beverages - 1.1%
Fomento Economico Mexicano SAB de CV ADR	161,180	20,614,923
Consumer Staples Distribution & Retail - 0.8%
Wal-Mart de Mexico SAB de CV Series V	5,131,844	15,074,929
TOTAL CONSUMER STAPLES		35,689,852
Financials - 0.6%
Banks - 0.6%
Grupo Financiero Banorte SAB de CV	1,179,668	12,450,683
TOTAL MEXICO		83,169,857
PERU - 2.5%
Financials - 2.5%
Banks - 2.5%
Credicorp Ltd	125,100	48,736,458
RUSSIA - 0.0%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
LUKOIL PJSC ADR (b)(e)	437,463	4
SOUTH AFRICA - 3.5%
Communication Services - 1.4%
Wireless Telecommunication Services - 1.4%
MTN Group Ltd	1,908,419	26,547,763
Financials - 1.5%
Financial Services - 1.5%
FirstRand Ltd	4,929,000	29,267,066
Materials - 0.6%
Metals & Mining - 0.6%
Impala Platinum Holdings Ltd	1,074,816	11,291,776
TOTAL SOUTH AFRICA		67,106,605
TAIWAN - 24.7%
Consumer Discretionary - 0.3%
Textiles, Apparel & Luxury Goods - 0.3%
Eclat Textile Co Ltd	520,000	5,142,438
Industrials - 0.9%
Machinery - 0.9%
Hiwin Technologies Corp	1,617,967	16,749,694
Information Technology - 23.5%
Electronic Equipment, Instruments & Components - 5.0%
Delta Electronics Inc	694,000	43,652,289
Yageo Corp	1,427,204	52,142,469
		95,794,758
Semiconductors & Semiconductor Equipment - 18.5%
ASE Technology Holding Co Ltd	2,060,000	46,042,206
eMemory Technology Inc	152,290	14,366,206
MediaTek Inc	683,000	93,210,713
Taiwan Semiconductor Manufacturing Co Ltd	2,545,175	201,095,730
		354,714,855
TOTAL INFORMATION TECHNOLOGY		450,509,613
TOTAL TAIWAN		472,401,745
TURKEY - 1.9%
Financials - 0.6%
Banks - 0.6%
Yapi ve Kredi Bankasi AS (b)	13,258,700	11,409,368
Industrials - 1.3%
Electrical Equipment - 1.3%
Astor Transformator Enerji Turizm Insaat Ve Petrol Sanayi Ticaret AS	4,077,770	24,171,362
TOTAL TURKEY		35,580,730
UNITED ARAB EMIRATES - 1.0%
Energy - 1.0%
Oil, Gas & Consumable Fuels - 1.0%
Adnoc Gas PLC	20,113,663	18,838,761
UNITED STATES - 0.8%
Energy - 0.8%
Energy Equipment & Services - 0.8%
Tenaris SA ADR (a)	263,900	14,643,811
TOTAL COMMON STOCKS (Cost $1,117,491,366)		1,831,547,890

International Equity Funds - 1.1%
	Shares	Value ($)
iShares MSCI Saudi Arabia ETF (a) (Cost $20,255,352)	545,398	20,348,799

Money Market Funds - 4.7%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (f)	3.69	82,093,614	82,110,033
Fidelity Securities Lending Cash Central Fund (f)(g)	3.69	8,548,486	8,549,341
TOTAL MONEY MARKET FUNDS (Cost $90,658,597)			90,659,374

TOTAL INVESTMENT IN SECURITIES - 101.4% (Cost $1,228,405,315)	1,942,556,063
NET OTHER ASSETS (LIABILITIES) - (1.4)%	(26,025,631)
NET ASSETS - 100.0%	1,916,530,432

Security Type Abbreviations
ETF	-	EXCHANGE-TRADED FUND

Legend

(a)	Security or a portion of the security is on loan at period end.
(b)	Non-income producing.
(c)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $41,541,928 or 2.2% of net assets.

(d)
Security exempt from registration under Regulation S of the Securities Act of 1933 and may be resold to qualified foreign investors outside of the United States. At the end of the period, the value of securities amounted to $41,541,928 or 2.2% of net assets.

(e)	Level 3 security.
(f)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(g)	Investment made with cash collateral received from securities on loan.
Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	17,155,506	398,497,368	333,543,618	633,275	(405)	1,182	82,110,033	82,093,614	0.1%
Fidelity Securities Lending Cash Central Fund	1,328,066	203,067,783	195,846,508	108,526	(45)	45	8,549,341	8,548,486	0.0%
Total	18,483,572	601,565,151	529,390,126	741,801	(450)	1,227	90,659,374

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.
Investment Valuation

The following is a summary of the inputs used, as of June 30, 2026, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Common Stocks
Communication Services	140,433,237	61,577,085	78,856,152	-
Consumer Discretionary	71,866,982	5,201,170	66,665,812	-
Consumer Staples	35,689,852	35,689,852	-	-
Energy	61,563,920	61,563,916	-	4
Financials	377,955,188	266,244,977	111,710,211	-
Health Care	68,716,374	68,716,374	-	-
Industrials	190,373,509	24,171,362	166,202,147	-
Information Technology	756,454,440	-	756,454,440	-
Materials	128,494,388	63,194,374	65,300,014	-

International Equity Funds	20,348,799	20,348,799	-	-

Money Market Funds	90,659,374	90,659,374	-	-
Total Investments in Securities:	1,942,556,063	697,367,283	1,245,188,776	4
Financial Statements (Unaudited)
Statement of Assets and Liabilities
As of June 30, 2026 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $13,788,555) - See accompanying schedule:
Unaffiliated issuers (cost $1,137,746,718)	$1,851,896,689
Fidelity Central Funds (cost $90,658,597)	90,659,374

Total Investment in Securities (cost $1,228,405,315)		$1,942,556,063
Foreign currency held at value (cost $1,228,688)		1,228,684
Receivable for investments sold		6,068,767
Receivable for fund shares sold		7,492,744
Dividends receivable		2,666,446
Distributions receivable from Fidelity Central Funds		188,790
Other receivables		1,100,121
Total assets		1,961,301,615
Liabilities
Payable for investments purchased	$32,707,626
Payable for fund shares redeemed	2,045,163
Accrued management fee	1,288,789
Distribution and service plan fees payable	81,834
Other payables and accrued expenses	98,196
Collateral on securities loaned	8,549,575
Total liabilities		44,771,183
Net Assets		$1,916,530,432
Net Assets consist of:
Paid in capital		$1,087,819,776
Total accumulated earnings (loss)		828,710,656
Net Assets		$1,916,530,432

Net Asset Value and Maximum Offering Price
Initial Class :
Net Asset Value, offering price and redemption price per share ($778,586,066 ÷ 38,704,520 shares)		$20.12
Service Class :
Net Asset Value, offering price and redemption price per share ($365,492,434 ÷ 18,139,983 shares)		$20.15
Service Class 2 :
Net Asset Value, offering price and redemption price per share ($251,759,352 ÷ 12,512,289 shares)		$20.12
Investor Class :
Net Asset Value, offering price and redemption price per share ($520,692,580 ÷ 26,076,708 shares)		$19.97
Statement of Operations
Six months ended June 30, 2026 (Unaudited)
Investment Income
Dividends		$21,233,099
Income from Fidelity Central Funds (including $108,526 from security lending)		741,801
Security lending		12,873
Income before foreign taxes withheld		$21,987,773
Less foreign taxes withheld		(1,861,657)
Total income		20,126,116
Expenses
Management fee	$6,850,774
Distribution and service plan fees	435,705
Custodian fees and expenses	101,741
Independent trustees' fees and expenses	1,748
Audit fees	48,581
Legal	1,434
Miscellaneous	2,489
Total expenses		7,442,472
Net Investment income (loss)		12,683,644
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers (net of foreign taxes of $1,574,115)	119,826,506
Fidelity Central Funds	(450)
Foreign currency transactions	(702,443)
Total net realized gain (loss)		119,123,613
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers (net of decrease in deferred foreign taxes of $2,826,708)	280,887,316
Fidelity Central Funds	1,227
Assets and liabilities in foreign currencies	(37,741)
Total change in net unrealized appreciation (depreciation)		280,850,802
Net gain (loss)		399,974,415
Net increase (decrease) in net assets resulting from operations		$412,658,059
Statement of Changes in Net Assets

	Six months ended June 30, 2026 (Unaudited)	Year ended December 31, 2025
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$12,683,644	$22,394,984
Net realized gain (loss)	119,123,613	84,882,216
Change in net unrealized appreciation (depreciation)	280,850,802	319,338,575
Net increase (decrease) in net assets resulting from operations	412,658,059	426,615,775
Distributions to shareholders	(25,031,384)	(31,232,811)

Share transactions - net increase (decrease)	164,209,055	(123,823,152)
Total increase (decrease) in net assets	551,835,730	271,559,812

Net Assets
Beginning of period	1,364,694,702	1,093,134,890
End of period	$1,916,530,432	$1,364,694,702

Financial Highlights
VIP Emerging Markets Portfolio Initial Class

	Six months ended June 30, 2026 (Unaudited)	Years ended December 31, 2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$15.83	$11.48	$10.58	$9.87	$12.59	$14.75
Income from Investment Operations
Net investment income (loss) A,B	.15	.26	.19	.21 C	.24	.21
Net realized and unrealized gain (loss)	4.42	4.46	.88	.74	(2.78)	(.47)
Total from investment operations	4.57	4.72	1.07	.95	(2.54)	(.26)
Distributions from net investment income	-	(.27)	(.15)	(.24)	(.18)	(.31)
Distributions from net realized gain	(.28)	(.10)	-	-	-	(1.59)
Distributions from tax return of capital	-	-	(.02)	-	-	-
Total distributions	(.28)	(.37)	(.17)	(.24)	(.18)	(1.90)
Net asset value, end of period	$20.12	$15.83	$11.48	$10.58	$9.87	$12.59
Total Return D,E,F	29.13%	41.20%	10.04%	9.66%	(20.17)%	(2.17)%
Ratios to Average Net Assets B,G,H
Expenses before reductions	.83% I	.87%	.88%	.92%	.92%	.91%
Expenses net of fee waivers, if any	.83 % I	.87%	.88%	.91%	.91%	.91%
Expenses net of all reductions, if any	.83% I	.87%	.88%	.91%	.91%	.91%
Net investment income (loss)	1.61% I	1.89%	1.65%	2.04% C	2.29%	1.47%
Supplemental Data
Net assets, end of period (000 omitted)	$778,586	$574,245	$502,778	$487,596	$413,887	$484,510
Portfolio turnover rate J	68 % I	53%	59%	39%	62%	46%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CNet investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.05 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been 1.57%.
DTotal returns for periods of less than one year are not annualized.
ETotal returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.
FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAnnualized.
JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
VIP Emerging Markets Portfolio Service Class

	Six months ended June 30, 2026 (Unaudited)	Years ended December 31, 2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$15.86	$11.51	$10.61	$9.89	$12.61	$14.77
Income from Investment Operations
Net investment income (loss) A,B	.14	.24	.18	.20 C	.23	.20
Net realized and unrealized gain (loss)	4.43	4.48	.87	.74	(2.78)	(.47)
Total from investment operations	4.57	4.72	1.05	.94	(2.55)	(.27)
Distributions from net investment income	-	(.26)	(.14)	(.22)	(.17)	(.29)
Distributions from net realized gain	(.28)	(.10)	-	-	-	(1.59)
Distributions from tax return of capital	-	-	(.01)	-	-	-
Total distributions	(.28)	(.37) D	(.15)	(.22)	(.17)	(1.89) D
Net asset value, end of period	$20.15	$15.86	$11.51	$10.61	$9.89	$12.61
Total Return E,F,G	29.07%	41.04%	9.87%	9.61%	(20.26)%	(2.28)%
Ratios to Average Net Assets B,H,I
Expenses before reductions	.93% J	.97%	.99%	1.02%	1.02%	1.01%
Expenses net of fee waivers, if any	.93 % J	.97%	.99%	1.01%	1.01%	1.01%
Expenses net of all reductions, if any	.93% J	.97%	.99%	1.01%	1.01%	1.01%
Net investment income (loss)	1.51% J	1.79%	1.54%	1.94% C	2.19%	1.37%
Supplemental Data
Net assets, end of period (000 omitted)	$365,492	$275,261	$192,922	$177,698	$197,602	$319,731
Portfolio turnover rate K	68 % J	53%	59%	39%	62%	46%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CNet investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.05 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been 1.47%.
DTotal distributions per share do not sum due to rounding.
ETotal returns for periods of less than one year are not annualized.
FTotal returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.
GTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
HFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
IExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
JAnnualized.
KAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
VIP Emerging Markets Portfolio Service Class 2

	Six months ended June 30, 2026 (Unaudited)	Years ended December 31, 2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$15.85	$11.47	$10.58	$9.86	$12.58	$14.74
Income from Investment Operations
Net investment income (loss) A,B	.12	.22	.16	.18 C	.21	.18
Net realized and unrealized gain (loss)	4.43	4.45	.87	.75	(2.77)	(.47)
Total from investment operations	4.55	4.67	1.03	.93	(2.56)	(.29)
Distributions from net investment income	-	(.19)	(.13)	(.21)	(.16)	(.28)
Distributions from net realized gain	(.28)	(.10)	-	-	-	(1.59)
Distributions from tax return of capital	-	-	(.01)	-	-	-
Total distributions	(.28)	(.29)	(.14)	(.21)	(.16)	(1.87)
Net asset value, end of period	$20.12	$15.85	$11.47	$10.58	$9.86	$12.58
Total Return D,E,F	28.96%	40.79%	9.71%	9.49%	(20.37)%	(2.41)%
Ratios to Average Net Assets B,G,H
Expenses before reductions	1.08% I	1.12%	1.14%	1.17%	1.17%	1.16%
Expenses net of fee waivers, if any	1.08 % I	1.12%	1.14%	1.16%	1.17%	1.16%
Expenses net of all reductions, if any	1.08% I	1.12%	1.14%	1.16%	1.17%	1.16%
Net investment income (loss)	1.36% I	1.64%	1.40%	1.79% C	2.04%	1.22%
Supplemental Data
Net assets, end of period (000 omitted)	$251,759	$180,500	$180,147	$157,772	$137,866	$145,374
Portfolio turnover rate J	68 % I	53%	59%	39%	62%	46%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CNet investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.05 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been 1.32%.
DTotal returns for periods of less than one year are not annualized.
ETotal returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.
FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAnnualized.
JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
VIP Emerging Markets Portfolio Investor Class

	Six months ended June 30, 2026 (Unaudited)	Years ended December 31, 2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$15.72	$11.42	$10.53	$9.82	$12.52	$14.68
Income from Investment Operations
Net investment income (loss) A,B	.14	.25	.18	.20 C	.23	.20
Net realized and unrealized gain (loss)	4.39	4.43	.87	.74	(2.76)	(.47)
Total from investment operations	4.53	4.68	1.05	.94	(2.53)	(.27)
Distributions from net investment income	-	(.28)	(.15)	(.23)	(.17)	(.30)
Distributions from net realized gain	(.28)	(.10)	-	-	-	(1.59)
Distributions from tax return of capital	-	-	(.01)	-	-	-
Total distributions	(.28)	(.38)	(.16)	(.23)	(.17)	(1.89)
Net asset value, end of period	$19.97	$15.72	$11.42	$10.53	$9.82	$12.52
Total Return D,E,F	29.08%	41.06%	9.90%	9.61%	(20.20)%	(2.28)%
Ratios to Average Net Assets B,G,H
Expenses before reductions	.90% I	.94%	.97%	.99%	.99%	.99%
Expenses net of fee waivers, if any	.90 % I	.94%	.96%	.99%	.99%	.99%
Expenses net of all reductions, if any	.90% I	.94%	.96%	.99%	.99%	.99%
Net investment income (loss)	1.53% I	1.81%	1.57%	1.96% C	2.22%	1.39%
Supplemental Data
Net assets, end of period (000 omitted)	$520,693	$334,689	$217,287	$210,708	$220,389	$303,059
Portfolio turnover rate J	68 % I	53%	59%	39%	62%	46%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CNet investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.05 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been 1.49%.
DTotal returns for periods of less than one year are not annualized.
ETotal returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.
FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAnnualized.
JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Notes to Financial Statements
 (Unaudited)
For the period ended June 30, 2026

1. Organization.
VIP Emerging Markets Portfolio (the Fund) is a fund of Variable Insurance Products Fund II (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Shares of the Fund may only be purchased by insurance companies for the purpose of funding variable annuity or variable life insurance contracts. The Fund offers the following classes of shares: Initial Class shares, Service Class shares, Service Class 2 shares and Investor Class shares. All classes have equal rights and voting privileges, except for matters affecting a single class. The Fund's investments in emerging markets can be subject to social, economic, regulatory, and political uncertainties and can be extremely volatile.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The Fund operates as a single operating segment. The Fund's portfolio management team, part of the investment adviser, serves as the chief operating decision maker (CODM) and directs the Fund's investments in accordance with its investment objective and policies, with support from others responsible for oversight functions. The information reviewed by the CODM is consistent with the Fund's financial statements and financial highlights. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of June 30, 2026 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. Any withholding tax reclaims income is included in the Statement of Operations in foreign taxes withheld. Any receivables for withholding tax reclaims are included in the Statement of Assets and Liabilities in dividends receivable.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of a fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of a fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred, as applicable. Certain expense reductions may also differ by class, if applicable. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. The Fund is subject to a tax imposed on capital gains by certain countries in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, certain foreign taxes, passive investment companies (PFIC), capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$810,473,222
Gross unrealized depreciation	(98,471,487)
Net unrealized appreciation (depreciation)	$712,001,735
Tax cost	$1,224,427,200

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.
4. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
VIP Emerging Markets Portfolio	651,207,051	554,692,265
5. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee.

The Fund's management contract incorporates a management fee rate that may vary by class. The investment adviser or an affiliate pays certain expenses of managing and operating the Fund out of each class's management fee. Each class of the Fund pays a management fee to the investment adviser. The management fee is calculated and paid to the investment adviser every month. When determining a class's management fee, a mandate rate is calculated based on the monthly average net assets of a group of funds advised by FMR within a designated asset class. A discount rate is subtracted from the mandate rate once the Fund's monthly average net assets reach a certain level. The mandate rate and discount rate may vary by class. The annual management fee rate for a class of shares of the Fund is the lesser of (1) the class's mandate rate reduced by the class's discount rate (if applicable) or (2) the amount set forth in the following table.

Maximum Management Fee Rate %
Initial Class	.85
Service Class	.85
Service Class 2.85
Investor Class	.93

One-twelfth of the management fee rate for a class is applied to the average net assets of the class for the month, giving a dollar amount which is the management fee for the class for that month. A different management fee rate may be applicable to each class of the Fund. The difference between classes is the result of separate arrangements for class-level services and/or waivers of certain expenses. It is not the result of any difference in advisory or custodial fees or other expenses related to the management of the Fund's assets, which do not vary by class. For the reporting period, the total annualized management fee rates were as follows:

Total Management Fee Rate %
Initial Class	.81
Service Class	.81
Service Class 2.81
Investor Class	.88

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate 12b-1 Plans for each Service Class of shares. Each Service Class pays Fidelity Distributors Company LLC (FDC), an affiliate of the investment adviser, a service fee. For the period, the service fee is based on an annual rate of .10% of Service Class' average net assets and .25% of Service Class 2's average net assets.

For the period, total fees, all of which were re-allowed to insurance companies for the distribution of shares and providing shareholder support services, were as follows:

Service Class	$162,111
Service Class 2	273,594
$435,705
Brokerage Commissions. A portion of portfolio transactions were placed with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount ($)
VIP Emerging Markets Portfolio	217

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board of Trustees. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. Interfund trades during the period are noted in the table below.

	Purchases ($)	Sales ($)	Realized Gain (Loss) ($)
VIP Emerging Markets Portfolio	13,828,922	5,156,883	1,889,860
6. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes.

Commitment fees are charged based on the unused amount of the line of credit at an annual rate of .10%, and then allocated to each participating fund based on its pro-rata portion of the line of credit. The commitment fees are reflected in Miscellaneous expenses on the Statement of Operations, and are listed below.

Interest is charged to a participating fund based on its borrowings at an annual rate of .75% plus the highest of (i) daily SOFR, (ii) Federal Funds Effective Rate, or (iii) Overnight Bank Funding Rate. During the period, there were no borrowings on this line of credit.

The line of credit agreement will expire in March 2027 unless extended or renewed.

Amount ($)
VIP Emerging Markets Portfolio	935
7. Security Lending.
Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, the borrowers provide collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the fair value of the loaned securities during the period of the loan. The fair value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned or gaining access to non-cash collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. For cash collateral, securities lending income represents the income earned on investing cash collateral less rebates paid to borrowers, plus any premium income received and is presented in the Statement of Operations as a component of income from Fidelity Central Funds. For non-cash collateral, securities lending income represents fees received from borrowers as compensation for the securities loaned and is presented in the Statement of Operations in security lending. Securities lending income is reduced by any lending agent fees associated with the loan. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS ($)	Security Lending Income From Securities Loaned to NFS ($)	Value of Securities Loaned to NFS at Period End ($)
VIP Emerging Markets Portfolio	13,191	59	-

At period end, the value of any non-cash collateral is presented below. Non-cash collateral is held by a third-party bank for the benefit of a fund and the borrower. A fund is not permitted to sell or re-pledge non-cash collateral except in the event of borrower default, and therefore it is not included in the Schedule of Investments or Statement of Assets and Liabilities.

Amount ($)
VIP Emerging Markets Portfolio	5,614,184
8. Distributions to Shareholders.
Distributions to shareholders of each class were as follows:

	Six months ended June 30, 2026	Year ended December 31, 2025
VIP Emerging Markets Portfolio
Distributions to shareholders
Initial Class	$9,891,889	$13,808,723
Service Class	4,957,820	6,176,831
Service Class 2	3,277,895	3,292,948
Investor Class	6,903,780	7,954,309
Total	$25,031,384	$31,232,811
9. Share Transactions.
Transactions for each class of shares were as follows and may contain in-kind transactions:

	Shares	Shares	Dollars	Dollars
	Six months ended June 30, 2026	Year ended December 31, 2025	Six months ended June 30, 2026	Year ended December 31, 2025
VIP Emerging Markets Portfolio
Initial Class
Shares sold	7,588,278	13,501,716	$135,963,197	$176,543,063
Reinvestment of distributions	559,496	886,880	9,891,889	13,808,722
Shares redeemed	(5,717,028)	(21,919,975)	(103,637,264)	(292,297,995)
Net increase (decrease)	2,430,746	(7,531,379)	$42,217,822	$(101,946,210)
Service Class
Shares sold	1,863,024	2,458,522	$33,413,001	$33,712,245
Reinvestment of distributions	279,945	395,697	4,957,820	6,176,831
Shares redeemed	(1,354,602)	(2,266,749)	(24,547,384)	(31,258,922)
Net increase (decrease)	788,367	587,470	$13,823,437	$8,630,154
Service Class 2
Shares sold	2,764,803	4,971,748	$49,708,744	$68,196,399
Reinvestment of distributions	185,192	211,086	3,277,895	3,292,948
Shares redeemed	(1,822,732)	(9,510,467)	(32,897,296)	(140,682,764)
Net increase (decrease)	1,127,263	(4,327,633)	$20,089,343	$(69,193,417)
Investor Class
Shares sold	7,662,751	8,708,837	$137,216,570	$122,799,855
Reinvestment of distributions	393,378	514,176	6,903,780	7,954,309
Shares redeemed	(3,267,535)	(6,968,667)	(56,041,897)	(92,067,843)
Net increase (decrease)	4,788,594	2,254,346	$88,078,453	$38,686,321
10. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.

At the end of the period, the investment adviser or its affiliates were owners of record of more than 10% and certain otherwise unaffiliated shareholders each were owners of record of more than 10% of the outstanding shares as follows:

Fund	Affiliated %	Number ofUnaffiliated Shareholders	Unaffiliated Shareholders %
VIP Emerging Markets Portfolio	23%	2	22%

Mutual funds managed by the investment adviser or its affiliates, in aggregate, were the owners of record of more than 20% of the total outstanding shares.

Fund	% of shares held
VIP Emerging Markets Portfolio	29%
11. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as public health emergencies, military conflicts, terrorism, government restrictions, political changes, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.

Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 9: Proxy Disclosures for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies
(Unaudited)
Note: This information is disclosed as part of the financial statements for each Fund as part of Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract
(Unaudited)

Board Approval of Investment Advisory Contracts and Management Fees
VIP Emerging Markets Portfolio
At its May 2026 meeting, the Board of Trustees, including the Independent Trustees (together, the Board), voted to continue the management contract with Fidelity Management & Research Company LLC (FMR), and the sub-advisory agreements and sub-subadvisory agreements, in each case, where applicable (together, the Advisory Contracts) for the fund for two months from June 1, 2026 through July 31, 2026. The Board determined that it will consider the annual renewal of the fund's Advisory Contracts for a full one year period in July 2026, following its review of additional materials provided by FMR.
The Board considered that the approval of the fund's Advisory Contracts will not result in any changes in (i) the investment process or strategies employed in the management of the fund's assets; (ii) the fees and expenses paid by shareholders; (iii) the nature, extent or quality of services provided under the fund's Advisory Contracts; or (iv) the day-to-day management of the fund or the persons primarily responsible for such management. The Board also considered that since its last approval of the fund's Advisory Contracts, FMR had provided additional information on the fund in support of the annual contract renewal process, including competitive analyses on total expenses and management fees and in-depth reviews of fund performance and fund profitability information. The Board concluded that the fund's Advisory Contracts are fair and reasonable, and that the fund's Advisory Contracts should be renewed, without modification, through July 31, 2026, with the understanding that the Board will consider the annual renewal for a full one year period in July 2026.
In connection with its consideration of future renewals of the fund's Advisory Contracts, the Board will consider: (i) the nature, extent and quality of services provided to the fund, including shareholder and administrative services and investment performance; (ii) the competitiveness of the management fee and total expenses for the fund; (iii) the costs of the services and profitability, including the revenues earned and the expenses incurred in conducting the business of developing, marketing, distributing, managing, administering, and servicing the fund and its shareholders, to the extent applicable; and (iv) whether there have been economies of scale in respect of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is the potential for realization of any further economies.
Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board, including the Independent Trustees, ultimately concluded that the fund's management fee structure is fair and reasonable, and that the continuation of the fund's Advisory Contracts should be approved for two months from June 1, 2026 through July 31, 2026.

1.858138.118
VIPEM-SANN-0826
Fidelity® Variable Insurance Products:

VIP Disciplined Small Cap Portfolio

Semi-Annual Report
June 30, 2026
To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.
You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.
Fidelity® Variable Insurance Products are separate account options which are purchased through a variable insurance contract.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2026 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.
Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies (Semi-Annual Report)
VIP Disciplined Small Cap Portfolio
Schedule of Investments June 30, 2026 (Unaudited)
Showing Percentage of Net Assets
Common Stocks - 96.6%
	Shares	Value ($)
BERMUDA - 0.1%
Energy - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Teekay Corp Ltd	53,071	530,710
BRAZIL - 0.0%
Financials - 0.0%
Financial Services - 0.0%
StoneCo Ltd Class A	10,747	116,497
CANADA - 0.7%
Energy - 0.2%
Oil, Gas & Consumable Fuels - 0.2%
Teekay Tankers Ltd Class A	17,877	1,159,681
Health Care - 0.1%
Biotechnology - 0.1%
Aurinia Pharmaceuticals Inc (a)	33,217	563,692
Xenon Pharmaceuticals Inc (a)	6,096	367,955
TOTAL HEALTH CARE		931,647
Information Technology - 0.1%
Software - 0.1%
D-Wave Quantum Inc (a)(b)	41,349	991,963
Materials - 0.3%
Metals & Mining - 0.3%
Novagold Resources Inc (United States) (a)	20,255	120,922
Ssr Mining Inc (United States) (a)	42,456	1,200,656
TOTAL MATERIALS		1,321,578
Real Estate - 0.0%
Real Estate Management & Development - 0.0%
Real Brokerage Inc/The (a)	58,151	105,834
TOTAL CANADA		4,510,703
DENMARK - 0.0%
Health Care - 0.0%
Pharmaceuticals - 0.0%
Novo Nordisk A/S rights (a)(c)	2,732	0
IRELAND - 0.4%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Ardmore Shipping Corp	9,294	130,209
Industrials - 0.4%
Commercial Services & Supplies - 0.4%
Cimpress PLC (a)(b)	27,609	2,807,835
TOTAL IRELAND		2,938,044
ISRAEL - 0.0%
Communication Services - 0.0%
Media - 0.0%
Nexxen International Ltd (a)	26,272	237,236
MEXICO - 0.1%
Energy - 0.1%
Energy Equipment & Services - 0.1%
Borr Drilling Ltd (a)(b)	87,663	362,048
MONACO - 0.1%
Energy - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Scorpio Tankers Inc	10,026	694,401
NORWAY - 0.0%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
SFL Corp Ltd	23,672	241,454
PUERTO RICO - 0.6%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Liberty Latin America Ltd Class C (a)	30,402	236,832
Financials - 0.6%
Financial Services - 0.6%
EVERTEC Inc	134,858	3,746,355
TOTAL PUERTO RICO		3,983,187
SINGAPORE - 0.9%
Communication Services - 0.1%
Interactive Media & Services - 0.1%
Grindr Inc Class A (a)(b)	51,427	739,006
Information Technology - 0.8%
Semiconductors & Semiconductor Equipment - 0.8%
Kulicke & Soffa Industries Inc	38,639	5,168,353
TOTAL SINGAPORE		5,907,359
SOUTH AFRICA - 0.0%
Materials - 0.0%
Metals & Mining - 0.0%
Caledonia Mining Corp PLC	13,801	263,599
SWITZERLAND - 0.1%
Health Care - 0.1%
Biotechnology - 0.1%
ADC Therapeutics SA (a)(b)	111,381	119,178
CRISPR Therapeutics AG (a)(b)	10,736	585,541

TOTAL SWITZERLAND		704,719
THAILAND - 0.9%
Information Technology - 0.9%
Electronic Equipment, Instruments & Components - 0.9%
Fabrinet (a)	10,848	6,097,444
UNITED STATES - 92.7%
Communication Services - 3.4%
Diversified Telecommunication Services - 0.9%
Atn International Inc	30,770	815,097
Bandwidth Inc Class A (a)	35,130	2,223,729
IDT Corp Class B	3,926	228,336
Lumen Technologies Inc (a)	379,801	2,916,872
		6,184,034
Entertainment - 0.9%
Cinemark Holdings Inc	26,841	851,665
Lionsgate Studios Corp (a)	34,968	535,360
Madison Square Garden Entertainment Corp Class A (a)	16,662	1,347,789
Playtika Holding Corp	58,176	216,415
Sphere Entertainment Co Class A (a)(b)	16,893	2,922,996
Starz Entertainment Corp (a)	2,383	68,773
		5,942,998
Interactive Media & Services - 1.0%
Angi Inc Class A (a)	900	5,355
Cargurus Inc Class A (a)	54,219	1,848,326
Nextdoor Holdings Inc Class A (a)	444,404	1,008,797
Yelp Inc Class A (a)	150,960	3,701,539
ZipRecruiter Inc Class A (a)	12,876	48,285
		6,612,302
Media - 0.6%
Cable One Inc (a)	1,207	64,104
DoubleVerify Holdings Inc (a)	500	5,420
EW Scripps Co/The Class A (a)	49,058	135,891
John Wiley & Sons Inc Class A	40,361	1,957,912
Scholastic Corp	14,365	660,790
USA TODAY Co Inc (a)(b)	172,099	1,471,446
		4,295,563
Wireless Telecommunication Services - 0.0%
Spok Holdings Inc	16,426	168,202
TOTAL COMMUNICATION SERVICES		23,203,099
Consumer Discretionary - 8.3%
Automobile Components - 0.7%
Adient PLC (a)	91,909	1,689,287
Cooper-Standard Holdings Inc (a)	85,956	2,325,110
Dauch Corp (a)	95,838	519,442
Goodyear Tire & Rubber Co/The (a)	36,926	243,712
Phinia Inc	1,034	85,170
		4,862,721
Distributors - 0.1%
Gold.com Inc (b)	8,975	373,450
Diversified Consumer Services - 0.1%
Chegg Inc (a)	205,378	207,432
Coursera Inc (a)	71,419	402,803
		610,235
Hotels, Restaurants & Leisure - 2.4%
Black Rock Coffee Bar Inc Class A	7,437	61,653
Brightstar Lottery PLC	88,354	947,155
Brinker International Inc (a)	1,394	234,192
Global Business Travel Group I Class A (a)	367,614	3,451,896
Life Time Group Holdings Inc (a)	50,991	2,082,472
Marriott Vacations Worldwide Corp (b)	31,489	3,208,099
Monarch Casino & Resort Inc	9,283	1,221,736
Navan Inc Class A (a)(b)	66,374	1,517,973
Rush Street Interactive Inc Class A (a)	2,468	73,398
Shake Shack Inc Class A (a)	57,681	3,231,290
		16,029,864
Household Durables - 2.1%
Cavco Industries Inc (a)	2,761	1,696,303
Ethan Allen Interiors Inc	17,128	382,639
Flexsteel Industries Inc	10,895	811,460
Installed Building Products Inc	18,933	4,351,561
M/I Homes Inc (a)	15,424	2,480,025
Sonos Inc (a)	258,024	3,491,065
Taylor Morrison Home Corp (a)	17,485	1,254,374
		14,467,427
Leisure Products - 0.5%
Callaway Golf Co (a)	148,360	2,787,684
Peloton Interactive Inc Class A (a)	125,000	738,750
		3,526,434
Specialty Retail - 2.3%
Abercrombie & Fitch Co Class A (a)	38,994	3,509,850
American Eagle Outfitters Inc	31,370	539,564
Carparts Com Inc (a)	13,428	86,475
Citi Trends Inc (a)	6,659	385,157
Petco Health & Wellness Co Inc Class A (a)(b)	478,173	1,300,631
RealReal Inc/The (a)	45,035	530,963
Sally Beauty Holdings Inc (a)	58,062	820,997
Sonic Automotive Inc Class A (b)	4,826	409,197
Stitch Fix Inc Class A (a)	22,657	93,120
ThredUp Inc Class A (a)	418,332	2,865,574
Urban Outfitters Inc (a)	42,742	3,028,698
Victoria's Secret & Co (a)	26,140	2,182,167
		15,752,393
Textiles, Apparel & Luxury Goods - 0.1%
Carter's Inc	8,416	346,402
Figs Inc Class A (a)	61,795	632,163
		978,565
TOTAL CONSUMER DISCRETIONARY		56,601,089
Consumer Staples - 0.7%
Consumer Staples Distribution & Retail - 0.4%
United Natural Foods Inc (a)	40,739	1,860,550
Food Products - 0.2%
Mama's Creations Inc (a)(b)	3,572	63,760
Simply Good Foods Co/The (a)	45,761	607,706
Utz Brands Inc Class A	118,152	909,771
		1,581,237
Household Products - 0.0%
Central Garden & Pet Co Class A (a)	7,487	290,271
Personal Care Products - 0.1%
Nature's Sunshine Products Inc (a)	41,400	902,520
TOTAL CONSUMER STAPLES		4,634,578
Energy - 4.7%
Energy Equipment & Services - 2.5%
Archrock Inc	67,038	2,729,117
Energy Services of America Corp	3,434	66,413
Forum Energy Technologies Inc (a)	17,983	903,286
Helix Energy Solutions Group Inc (a)	25,424	222,206
Helmerich & Payne Inc	27,973	915,836
Innovex International Inc (a)	10,406	258,069
Kodiak Gas Services Inc	64,449	4,842,053
Nabors Industries Ltd (a)	5,182	435,340
National Energy Services Reunited Corp (a)	37,905	1,134,497
Natural Gas Services Group Inc	10,121	436,620
Oceaneering International Inc (a)	39,711	1,609,090
Oil States International Inc (a)	105,440	844,574
ProPetro Holding Corp (a)	30,851	442,403
Transocean Ltd (a)(b)	333,130	1,629,006
Valaris Ltd (a)	6,255	454,113
		16,922,623
Oil, Gas & Consumable Fuels - 2.2%
California Resources Corp	53,834	2,846,204
Core Natural Resources Inc	6,873	549,977
Crescent Energy Co Class A	129,240	1,269,137
Delek US Holdings Inc	33,066	1,680,083
DHT Holdings Inc	15,985	264,232
Dorian LPG Ltd	29,459	1,024,584
Energy Fuels Inc/Canada (United States) (a)(b)	17,795	258,028
Excelerate Energy Inc Class A	20,430	776,136
Granite Ridge Resources Inc	46,158	203,557
Green Plains Inc (a)	122,539	1,884,650
Murphy Oil Corp	18,954	617,142
Northern Oil & Gas Inc	1,581	28,695
PBF Energy Inc Class A	3,538	161,050
Riley Exploration Permian Inc	9,340	307,846
SM Energy Co	49,101	1,281,536
Uranium Energy Corp (a)(b)	55,384	590,393
World Kinect Corp	47,135	1,552,627
		15,295,877
TOTAL ENERGY		32,218,500
Financials - 17.9%
Banks - 9.1%
Arrow Financial Corp	58,208	2,385,946
Associated Banc-Corp	12,747	392,225
Banc of California Inc	22,970	469,277
Bancorp Inc/The (a)	9,387	588,002
Bank of Hawaii Corp	3,196	260,442
Bankwell Financial Group Inc	5,409	317,779
Bridgewater Bancshares Inc (a)	3,131	65,876
Byline Bancorp Inc	19,795	745,480
Carter Bankshares Inc	5,153	175,254
Central Pacific Financial Corp	41,820	1,597,524
Colony Bankcorp Inc	7,522	151,117
Commercial Bancgroup Inc	21,040	679,382
Community Trust Bancorp Inc	20,998	1,519,415
Eastern Bankshares Inc	148,179	3,295,501
Farmers National Banc Corp	18,473	269,706
FB Financial Corp	14,619	809,162
First Busey Corp	21,380	630,710
First Commonwealth Financial Corp	76,591	1,557,095
First Financial Bankshares Inc	25,660	887,836
First Financial Corp (b)	8,264	639,964
First Merchants Corp	40,528	1,770,668
Franklin Financial Services Corp	9,286	581,304
Glacier Bancorp Inc	70,723	3,647,892
Home BancShares Inc/AR	42,180	1,204,239
HomeTrust Bancshares Inc	3,420	170,624
Huntington Bancshares Inc/OH	180,857	3,206,595
Lakeland Financial Corp	22,603	1,395,057
Live Oak Bancshares Inc	13,252	541,212
National Bank Holdings Corp Class A	2,526	112,230
NB Bancorp Inc	113,619	2,400,769
Nbt Bancorp Inc	66,505	3,283,352
Northeast Community Bancorp Inc	2,002	55,535
Northfield Bancorp Inc	44,563	656,413
Northrim BanCorp Inc	3,402	94,371
Northwest Bancshares Inc	155,911	2,363,611
OceanFirst Financial Corp	55,282	1,079,657
Old National Bancorp/IN	26,758	693,032
Origin Bancorp Inc	33,587	1,717,975
Provident Financial Services Inc	36,081	852,955
Renasant Corp	11,391	484,573
S&T Bancorp Inc	19,361	950,238
Simmons First National Corp Class A	76,293	1,728,036
SmartFinancial Inc	18,566	871,117
Texas Capital Bancshares Inc	16,804	1,735,181
Towne Bank/Portsmouth VA	29,586	1,072,197
UMB Financial Corp	8,319	1,187,620
United Bankshares Inc/WV	21,021	963,392
United Community Bank/SC	51,509	1,807,451
Washington Trust Bancorp Inc	3,375	123,120
WesBanco Inc	76,118	2,970,886
WSFS Financial Corp	52,021	3,991,572
		61,150,567
Capital Markets - 2.7%
Acadian Asset Management Inc	36,564	2,615,057
BGC Group Inc Class A	226,338	2,419,553
Cohen & Steers Inc	35,623	2,712,335
DigitalBridge Group Inc Class A	35,105	553,957
Federated Hermes Inc Class B	38,974	2,152,144
Oppenheimer Holdings Inc Class A	1,660	175,196
Ridgepost Capital Inc Class A	25,812	203,140
StepStone Group Inc Class A	1,496	61,875
StoneX Group Inc (a)	25,940	3,073,890
Virtus Invt Partners Inc	3,141	450,734
WisdomTree Inc (b)	187,529	3,176,742
		17,594,623
Consumer Finance - 2.5%
Bread Financial Holdings Inc	1,760	190,696
Dave Inc Class A (a)(b)	4,080	1,520,167
Encore Capital Group Inc (a)	39,998	3,731,414
Enova International Inc (a)	13,289	3,199,061
EZCORP Inc Class A (a)	95,421	3,298,705
FirstCash Holdings Inc	6,557	1,418,410
Lendingtree Inc (a)	10,829	479,616
NerdWallet Inc Class A (a)	98,521	911,319
Upstart Holdings Inc (a)	60,643	2,148,581
		16,897,969
Financial Services - 1.3%
Essent Group Ltd	2,054	132,031
Flywire Corp (a)	70,092	1,231,516
NCR Atleos Corp (a)	16,527	717,437
NMI Holdings Inc (a)	49,713	2,042,707
Paymentus Holdings Inc Class A (a)	600	14,496
Payoneer Global Inc (a)	536,486	3,819,781
Radian Group Inc	13,387	504,288
Repay Holdings Corp Class A (a)	86,289	362,414
Waterstone Financial Inc	9,583	198,656
		9,023,326
Insurance - 2.2%
CNO Financial Group Inc	1,809	92,223
HCI Group Inc	9,416	1,650,154
Heritage Insurance Holdings Inc (a)	15,744	410,604
Horace Mann Educators Corp	56,976	2,942,810
Oscar Health Inc Class A (a)	70,361	2,006,696
Selective Insurance Group Inc	15,652	1,518,401
Selectquote Inc (a)	43,304	36,423
Skyward Specialty Insurance Group Inc (a)	54,820	3,198,747
Stewart Information Services Corp	534	35,254
Trupanion Inc (a)	22,930	567,976
United Fire Group Inc	18,902	991,221
Universal Insurance Holdings Inc	37,689	1,558,817
		15,009,326
Mortgage Real Estate Investment Trusts (REITs) - 0.1%
Adamas Trust Inc	23,016	215,890
Dynex Capital Inc	11,509	150,883
TPG Mortgage Investment Trust Inc	16,458	130,347
TPG RE Finance Trust Inc	58,493	489,587
		986,707
TOTAL FINANCIALS		120,662,518
Health Care - 16.8%
Biotechnology - 7.5%
4D Molecular Therapeutics Inc (a)	7,558	100,521
Absci Corp (a)	24,035	278,566
ACADIA Pharmaceuticals Inc (a)	36,486	923,096
ADMA Biologics Inc (a)	21,500	179,955
Agios Pharmaceuticals Inc (a)	2,509	93,109
Akebia Therapeutics Inc (a)	148,886	169,730
Alkermes PLC (a)	34,115	1,787,455
Allogene Therapeutics Inc (a)	165,591	344,429
Altimmune Inc (a)(b)	90,074	273,825
Anika Therapeutics Inc (a)	18,236	266,793
Annexon Inc (a)	80,398	459,073
Arcus Biosciences Inc (a)	32,770	1,010,299
Arcutis Biotherapeutics Inc (a)	13,065	342,564
ArriVent Biopharma Inc (a)	4,089	142,052
Arrowhead Pharmaceuticals Inc (a)	3,792	309,086
Atara Biotherapeutics Inc (a)	16,238	186,412
Atreca Inc Class A rights (a)(b)(c)	11,775	0
Atrium Therapeutics Inc	1,290	17,351
Aura Biosciences Inc (a)(b)	52,569	373,240
Beam Therapeutics Inc (a)	5,788	198,644
BioCryst Pharmaceuticals Inc (a)(b)	45,689	456,890
Biohaven Ltd (a)	26,665	396,775
Black Diamond Therapeutics Inc (a)(b)	53,319	98,640
Blueprint Medicines Corp rights (a)(c)(d)	7,313	0
C4 Therapeutics Inc (a)(b)	92,760	433,189
Capricor Therapeutics Inc (a)	8,294	199,720
CareDx Inc (a)	27,501	783,779
Carisma Therapeutics Inc rights (a)(c)	165,842	2
Cartesian Therapeutics Inc rights (a)(c)	46,724	13,550
Catalyst Pharmaceuticals Inc (a)	34,140	1,073,020
Celcuity Inc (a)	6,550	685,261
Celldex Therapeutics Inc (a)	3,758	139,835
CG oncology Inc (a)	4,893	347,648
Cogent Biosciences Inc (a)	36,581	1,415,685
Compass Therapeutics Inc (a)(b)	72,192	158,100
Concentra Biosciences LLC rights (a)(c)	20,028	0
Corbus Pharmaceuticals Holdings Inc (a)	7,783	73,005
Cullinan Therapeutics Inc (a)	21,069	383,666
Cytokinetics Inc (a)	24,959	2,126,258
CytomX Therapeutics Inc (a)	80,596	302,235
Denali Therapeutics Inc (a)	11,123	286,084
Design Therapeutics Inc (a)(b)	24,665	356,903
DiaMedica Therapeutics Inc (a)(b)	7,252	51,054
Dianthus Therapeutics Inc (a)	5,046	491,884
Dyne Therapeutics Inc (a)	8,415	186,897
Emergent BioSolutions Inc (a)	13,786	115,527
Enanta Pharmaceuticals Inc (a)	24,780	361,292
Erasca Inc (a)	58,984	1,080,587
Foghorn Therapeutics Inc (a)	8,906	43,461
Gilead Sciences Inc rights (a)(c)	4,870	0
GRAIL Inc (a)	11,845	808,658
Ideaya Biosciences Inc (a)	21,335	795,155
Immunovant Inc (a)	5,230	201,512
Insmed Inc (a)	2,119	225,928
Intellia Therapeutics Inc (a)(b)	41,378	700,116
Iovance Biotherapeutics Inc (a)	89,620	372,819
Ironwood Pharmaceuticals Inc Class A (a)	139,320	586,537
Jade Biosciences Inc (a)	3,551	78,903
Jounce Therapeutics Inc rights (a)(c)	67,389	1
Kalaris Therapeutics Inc (a)	7,806	31,770
Karyopharm Therapeutics Inc (a)	8,052	78,668
Kodiak Sciences Inc (a)(b)	18,320	713,747
Krystal Biotech Inc (a)	2,920	1,085,276
Kura Oncology Inc (a)	21,488	235,723
Kymera Therapeutics Inc (a)	5,854	671,278
Larimar Therapeutics Inc (a)(b)	99,391	303,143
Lexeo Therapeutics Inc (a)	49,104	228,579
MacroGenics Inc (a)	62,334	287,983
Madrigal Pharmaceuticals Inc (a)	1,250	671,188
MiMedx Group Inc (a)	51,330	197,621
Mirum Pharmaceuticals Inc (a)	10,107	1,183,226
Myriad Genetics Inc (a)	89,437	510,685
Neurogene Inc (a)	2,787	87,651
Nkarta Inc (a)	42,606	120,575
Novavax Inc (a)	49,008	461,655
Nuvalent Inc Class A (a)	5,634	695,799
Olema Pharmaceuticals Inc (a)	33,366	417,409
Oncternal Therapeutics Inc rights (a)(b)(c)	466	0
ORIC Pharmaceuticals Inc (a)(b)	12,101	131,054
Oruka Therapeutics Inc (a)	7,805	742,802
Palvella Therapeutics Inc (a)	1,214	185,523
Praxis Precision Medicines Inc (a)	5,611	1,878,508
Precigen Inc (a)	484	2,759
Protagonist Therapeutics Inc (a)	4,010	491,546
Protara Therapeutics Inc (a)	65,107	248,709
PTC Therapeutics Inc (a)	18,804	1,533,842
Puma Biotechnology Inc (a)(b)	18,175	147,399
Q32 Bio Inc rights (a)(b)(c)	22,439	0
REGENXBIO Inc (a)	16,682	199,850
Relay Therapeutics Inc (a)	52,323	978,963
Rezolute Inc (a)(b)	53,774	279,625
Rhythm Pharmaceuticals Inc (a)	13,601	1,510,119
Rigel Pharmaceuticals Inc (a)	396	15,492
Sangamo Therapeutics Inc (a)	220,038	11,860
Sarepta Therapeutics Inc (a)	7,394	132,870
Savara Inc (a)(b)	59,279	365,159
Scholar Rock Holding Corp (a)	8,259	454,245
Solid Biosciences Inc (a)(b)	55,585	555,294
Surface Oncology Inc rights (a)(c)	32,938	0
Tango Therapeutics Inc (a)	9,799	306,317
Taysha Gene Therapies Inc (a)	88,962	605,831
TG Therapeutics Inc (a)(b)	16,224	891,347
Tonix Pharmaceuticals Holding Corp (a)	6,334	80,822
Travere Therapeutics Inc (a)	19,894	1,130,178
Twist Bioscience Corp (a)	16,163	1,662,849
Tyra Biosciences Inc (a)	10,724	342,525
UroGen Pharma Ltd (a)(b)	19,515	718,152
Vanda Pharmaceuticals Inc (a)	13,684	83,746
Vaxcyte Inc (a)	13,722	797,660
Vera Therapeutics Inc Class A (a)	4,965	213,048
Veracyte Inc (a)	7,892	463,497
Verastem Inc (a)(b)	42,609	162,766
Vericel Corp (a)	3,319	147,662
Vir Biotechnology Inc (a)	45,184	460,425
Viridian Therapeutics Inc (a)	9,723	178,612
Voyager Therapeutics Inc (a)	28,887	101,105
Xencor Inc (a)	8,888	143,097
Zenas Biopharma Inc (a)	8,001	203,065
Zentalis Pharmaceuticals Inc (a)(b)	42,799	207,575
Zymeworks Inc (a)	18,163	474,781
		50,509,431
Health Care Equipment & Supplies - 1.8%
Accuray Inc Del (a)	178,351	45,979
Alphatec Holdings Inc (a)	141,250	1,221,813
AtriCure Inc (a)	34,633	969,031
Axogen Inc (a)	10,213	471,738
Butterfly Network Inc Class A (a)	228,394	1,923,077
Cerus Corp (a)	183,372	535,446
DENTSPLY SIRONA Inc (b)	225,351	2,390,975
Electromed Inc (a)	1,665	70,430
Glaukos Corp (a)	3,065	428,364
Inogen Inc (a)	10,056	64,861
iRhythm Technologies Inc (a)	5,163	614,139
Merit Medical Systems Inc (a)	1,013	70,241
NeuroPace Inc (a)	7,285	115,759
Omnicell Inc (a)	20,590	854,897
Orthofix Medical Inc (a)(b)	152,638	1,395,111
Procept Biorobotics Corp (a)(b)	3,221	72,730
RxSight Inc (a)	11,658	56,192
Tactile Systems Technology Inc (a)	13,549	403,489
Tandem Diabetes Care Inc (a)	41,208	621,829
Varex Imaging Corp (a)	18,415	192,068
		12,518,169
Health Care Providers & Services - 3.5%
Alignment Healthcare Inc (a)	1,900	45,239
Aveanna Healthcare Holdings Inc (a)	255,857	2,192,694
BrightSpring Health Services Inc (a)	54,667	3,812,477
Castle Biosciences Inc (a)	5,698	135,897
Cross Country Healthcare Inc (a)	17,629	232,879
Ensign Group Inc/The	2,233	357,950
Guardant Health Inc (a)	48,258	7,240,149
HealthEquity Inc (a)	45,963	4,151,378
Hims & Hers Health Inc Class A (a)	17,995	623,887
Infusystem Holdings Inc (a)	2,742	26,460
NeoGenomics Inc (a)(b)	9,921	144,747
Omada Health Inc (a)	8,151	178,914
Oncology Institute Inc/The (a)	22,634	122,903
Option Care Health Inc (a)	181,903	3,814,506
Privia Health Group Inc (a)	17,550	451,562
Talkspace Inc Class A (a)	29,096	151,299
Viemed Healthcare Inc (a)	9,000	102,600
		23,785,541
Health Care Technology - 0.1%
HealthStream Inc	13,520	368,420
HeartFlow Inc (a)	1,100	32,274
Phreesia Inc (a)	23,084	237,534
TruBridge Inc (a)	4,110	107,723
		745,951
Life Sciences Tools & Services - 0.5%
10X Genomics Inc Class A (a)	32,961	1,263,725
Adaptive Biotechnologies Corp (a)	49,466	1,061,046
Codexis Inc (a)	27,054	61,141
Mesa Laboratories Inc (b)	13,092	1,303,309
		3,689,221
Pharmaceuticals - 3.4%
Aardvark Therapeutics Inc (a)	7,980	45,965
Aclaris Therapeutics Inc (a)	28,069	148,485
Alumis Inc (a)	19,933	560,915
Amneal Intermediate Inc Class A (a)	100,235	1,735,068
ANI Pharmaceuticals Inc (a)	6,364	526,812
Arvinas Inc (a)	30,547	253,846
Atea Pharmaceuticals Inc (a)	21,416	99,584
Avadel Pharmaceuticals PLC rights (a)(c)	17,082	0
Axsome Therapeutics Inc (a)	10,147	2,483,682
BioAge Labs Inc (a)	5,828	142,844
Collegium Pharmaceutical Inc (a)(b)	11,440	414,128
Crinetics Pharmaceuticals Inc (a)	7,887	295,132
Definium Therapeutics Inc (a)	16,276	765,623
Edgewise Therapeutics Inc (a)	27,569	1,120,128
Enliven Therapeutics Inc (a)	9,152	464,464
Esperion Therapeutics Inc (a)	209,666	662,545
Fulcrum Therapeutics Inc (a)	22,596	82,701
Harmony Biosciences Holdings Inc (a)	103,246	3,759,188
Indivior Pharmaceuticals Inc	11,871	487,067
Innoviva Inc (a)	12,261	278,447
Liquidia Corp (a)	26,226	2,090,999
Maze Therapeutics Inc (a)	700	20,888
MBX Biosciences Inc (a)	9,777	539,690
Pacira BioSciences Inc (a)	57,017	1,446,521
Perrigo Co PLC	45,185	469,472
Pfizer Inc rights (a)(c)	7,964	42,926
Phibro Animal Health Corp Class A	10,725	336,765
Prestige Consumer Healthcare Inc (a)	13,120	620,182
Rapport Therapeutics Inc (a)	10,139	422,492
Supernus Pharmaceuticals Inc (a)	21,560	1,002,756
Theravance Biopharma Inc (a)	20,173	342,941
Trevi Therapeutics Inc (a)	28,400	529,660
WaVe Life Sciences Ltd (a)	35,183	204,413
Xeris Biopharma Holdings Inc (a)	70,420	557,726
		22,954,055
TOTAL HEALTH CARE		114,202,368
Industrials - 16.4%
Aerospace & Defense - 1.8%
AAR Corp (a)	15,585	2,227,564
Archer Aviation Inc Class A (a)(b)	69,266	327,628
Carpenter Technology Corp	4,726	2,915,187
Ducommun Inc (a)	5,773	1,069,217
FTAI Aviation Ltd	3,710	1,003,666
Moog Inc Class A	144	61,033
Park Aerospace Corp	33,846	1,291,563
Satellogic Inc Class A (a)	86,421	494,328
V2X Inc (a)	38,914	2,901,428
		12,291,614
Building Products - 1.7%
Apogee Enterprises Inc	39,762	1,818,714
Griffon Corp	41,369	4,034,719
Modine Manufacturing Co (a)	2,056	548,992
Resideo Technologies Inc (a)	86,476	2,689,404
Zurn Elkay Water Solutions Corp	43,107	2,178,197
		11,270,026
Commercial Services & Supplies - 1.0%
ABM Industries Inc	22,526	996,550
ACV Auctions Inc Class A (a)	85,339	613,587
Brink's Co/The	6,144	580,547
Enviri Corp	71,048	1,559,504
Interface Inc	22,602	810,056
OPENLANE Inc (a)	51,726	2,133,180
UniFirst Corp/MA	718	189,882
		6,883,306
Construction & Engineering - 3.1%
Argan Inc	2,206	1,761,601
Comfort Systems USA Inc	1,620	3,210,759
Dycom Industries Inc (a)	5,573	2,817,653
EMCOR Group Inc	3,533	2,931,966
Fluor Corp (a)	56,466	2,958,254
Granite Construction Inc	2,764	436,933
Limbach Holdings Inc (a)	5,516	424,732
MYR Group Inc (a)	2,039	1,020,316
Orion Group Holdings Inc (a)	30,309	509,797
Sterling Infrastructure Inc (a)	1,498	1,257,361
Tutor Perini Corp	48,684	4,039,312
		21,368,684
Electrical Equipment - 2.5%
Allient Inc	10,777	1,109,277
Bloom Energy Corp Class A (a)	12,127	3,670,843
EnerSys	20,621	4,821,602
Eos Energy Enterprises Inc (a)	31,569	185,626
LSI Industries Inc	35,073	932,240
Plug Power Inc (a)	239,883	650,083
Preformed Line Products Co	2,699	1,108,101
Sunrun Inc (a)	133,626	1,787,916
Vicor Corp (a)	6,915	2,626,179
		16,891,867
Ground Transportation - 0.3%
Marten Transport Ltd	70,930	1,230,635
Werner Enterprises Inc	32,347	1,410,653
		2,641,288
Machinery - 3.6%
Astec Industries Inc	25,622	1,567,810
Atmus Filtration Technologies Inc	1,816	92,598
CECO Environmental Corp (a)	27,443	2,490,178
Chart Industries Inc (a)	3,075	642,491
Enerpac Tool Group Corp Class A	18,063	647,739
ESCO Technologies Inc	1,162	406,746
Federal Signal Corp	25,203	3,238,333
Franklin Electric Co Inc	13,579	1,455,533
Gorman-Rupp Co/The	1,084	99,446
Hillman Solutions Corp (a)	366,528	3,093,496
Hurco Cos Inc (a)	4,790	109,667
Kennametal Inc	98,108	3,438,686
L B Foster Co Class A (a)	3,644	164,599
Mueller Water Products Inc Class A1	4,614	119,180
Proto Labs Inc (a)	28,053	2,286,600
SPX Technologies Inc (a)	6,624	1,624,006
Watts Water Technologies Inc Class A	1,359	531,981
Worthington Enterprises Inc	45,524	2,447,370
		24,456,459
Passenger Airlines - 0.6%
Allegiant Travel Co (a)	1,948	229,085
Joby Aviation Inc Class A (a)(b)	113,069	1,008,575
SkyWest Inc (a)	27,701	2,751,541
		3,989,201
Professional Services - 0.6%
Barrett Business Services Inc	17,087	606,930
CRA International Inc	992	141,162
ExlService Holdings Inc (a)	66,130	1,710,122
IBEX Holdings Ltd (a)	570	17,310
ICF International Inc	11,301	823,391
Korn Ferry (b)	2,388	158,993
TriNet Group Inc	6,451	319,260
		3,777,168
Trading Companies & Distributors - 1.2%
Applied Industrial Technologies Inc	5,609	1,896,683
Custom Truck One Source Inc Class A (a)	34,137	403,158
DXP Enterprises Inc/TX (a)	17,169	2,897,097
Hudson Technologies Inc (a)	11,516	66,102
McGrath RentCorp	2,510	303,785
Rush Enterprises Inc Class A	32,734	2,389,091
Xometry Inc Class A (a)	103	9,942
		7,965,858
TOTAL INDUSTRIALS		111,535,471
Information Technology - 15.5%
Communications Equipment - 1.9%
ADTRAN Holdings Inc (a)	153,061	2,127,548
BK Technologies Corp (a)	1,444	124,155
Extreme Networks Inc (a)	133,984	4,337,062
Harmonic Inc (a)	166,201	2,714,062
Viavi Solutions Inc (a)	74,917	3,577,287
		12,880,114
Electronic Equipment, Instruments & Components - 2.8%
908 Devices Inc (a)	9,272	80,666
Advanced Energy Industries Inc	5,394	2,011,261
Aeva Technologies Inc (a)	13,593	390,391
Arlo Technologies Inc (a)	28,523	384,490
Belden Inc	617	73,984
Benchmark Electronics Inc	26,941	2,658,268
Daktronics Inc (a)	22,639	442,819
Evolv Technologies Holdings Inc Class A (a)	53,346	309,407
Insight Enterprises Inc (a)	3,423	416,921
Itron Inc (a)(b)	9,884	855,263
nLight Inc (a)	15,869	1,104,800
PC Connection Inc	7,246	528,886
Plexus Corp (a)	14,718	4,425,261
Sanmina Corp (a)	12,305	3,114,149
ScanSource Inc (a)(b)	21,033	1,095,609
TTM Technologies Inc (a)	7,692	1,438,558
		19,330,733
IT Services - 0.5%
Backblaze Inc Class A (a)	73,266	1,161,999
Commerce.com Inc (a)(b)	320,668	949,177
Everforth Inc (a)	7,455	133,221
Fastly Inc Class A (a)	77,412	1,421,284
		3,665,681
Semiconductors & Semiconductor Equipment - 4.7%
ACM Research Inc Class A (a)	42,991	5,455,128
Alpha & Omega Semiconductor Ltd (a)	18,786	889,141
Ambarella Inc (a)	33,257	2,853,451
Ambiq Micro Inc	1,585	139,955
CEVA Inc (a)	11,405	537,860
Credo Technology Group Holding Ltd (a)	3,593	977,116
Diodes Inc (a)	17,849	1,953,395
FormFactor Inc (a)	12,020	1,922,359
MaxLinear Inc (a)	48,866	6,256,314
Navitas Semiconductor Corp Class A (a)	69,606	1,247,340
PDF Solutions Inc (a)	54,884	3,885,238
Rigetti Computing Inc Class A (a)(b)	44,338	856,610
Semtech Corp (a)(b)	13,441	2,175,426
Silicon Laboratories Inc (a)	6,257	1,367,530
SiTime Corp (a)	1,425	1,062,423
		31,579,286
Software - 5.2%
8x8 Inc (a)	550,203	940,847
ACI Worldwide Inc (a)	21,475	1,079,978
Alarm.com Holdings Inc (a)	45,139	2,108,894
Appian Corp Class A (a)(b)	54,582	1,249,928
Arteris Inc (a)	31,985	1,554,151
Asana Inc Class A (a)(b)	110,827	775,789
Blackbaud Inc (a)	20,376	603,537
Clear Secure Inc Class A	70,546	3,931,529
Commvault Systems Inc (a)	21,363	3,027,778
CS Disco Inc (a)	98,952	374,039
Domo Inc Class B (a)(b)	68,289	213,745
eGain Corp (a)	8,600	54,180
Five9 Inc (a)	10,447	222,730
Freshworks Inc Class A (a)	73,614	744,974
Hut 8 Corp (United States) (a)	11,491	1,326,579
Intapp Inc (a)	16,294	410,772
LiveRamp Holdings Inc (a)	9,865	371,319
OneSpan Inc	96,257	1,381,288
PagerDuty Inc (a)	17,776	171,538
Progress Software Corp (a)	49,699	1,668,892
Q2 Holdings Inc (a)	26,113	1,256,035
Qualys Inc (a)	400	54,996
Rapid7 Inc (a)	33,400	270,540
Sprinklr Inc Class A (a)	127,425	657,513
Sprout Social Inc Class A (a)	78,452	592,313
SPS Commerce Inc (a)	1,315	75,179
Telos Corp (a)	22,835	105,041
Tenable Holdings Inc (a)	137,613	5,075,167
Upland Software Inc (a)	1,720	8,032
Vertex Inc Class A (a)	140,586	1,613,927
Workiva Inc Class A (a)	23,532	1,141,537
Xperi Inc (a)	167,492	1,378,459
Yext Inc (a)(b)	216,317	1,010,200
		35,451,426
Technology Hardware, Storage & Peripherals - 0.4%
Diebold Nixdorf Inc (a)	23,391	1,988,703
GPGI Inc Class A	10,212	161,860
Immersion Corp (b)	39,286	265,966
		2,416,529
TOTAL INFORMATION TECHNOLOGY		105,323,769
Materials - 4.0%
Chemicals - 1.4%
American Vanguard Corp (a)	44,733	125,252
Balchem Corp	13,928	2,353,136
Hawkins Inc	11,703	1,662,996
Innospec Inc	8,621	701,663
Intrepid Potash Inc (a)	311	10,194
LSB Industries Inc (a)	3,963	42,840
Mativ Holdings Inc	59,208	448,205
Minerals Technologies Inc	4,547	336,342
Sensient Technologies Corp	28,483	3,511,669
		9,192,297
Construction Materials - 0.1%
United States Lime & Minerals Inc	4,359	456,257
Containers & Packaging - 0.1%
O-I Glass Inc (a)	74,028	712,890
Metals & Mining - 2.4%
Alpha Metallurgical Resources Inc (a)	1,675	276,275
Coeur Mining Inc (b)	220,929	3,605,561
Commercial Metals Co	62,890	3,946,348
Compass Minerals International Inc (a)	26,914	837,833
Hecla Mining Co	160,215	2,472,117
Materion Corp	8,487	2,523,949
Perpetua Resources Corp (United States) (a)(b)	1,732	35,955
Ryerson Holding Corp	44,973	1,106,786
US Gold Corp (a)(b)	13,800	211,554
USA Rare Earth Inc Class A (a)(b)	8,398	181,229
Worthington Steel Inc	40,014	1,343,670
		16,541,277
TOTAL MATERIALS		26,902,721
Real Estate - 3.6%
Diversified REITs - 0.1%
Essential Properties Realty Trust Inc	20,036	598,075
Modiv Industrial Inc Class C	3,286	57,176
		655,251
Health Care REITs - 0.7%
American Healthcare REIT Inc	36,802	1,919,224
CareTrust REIT Inc	44,653	1,801,749
Diversified Healthcare Trust	74,592	693,705
		4,414,678
Industrial REITs - 0.0%
Industrial Logistics Properties Trust	10,833	96,088
Terreno Realty Corp	5,840	378,257
		474,345
Office REITs - 0.2%
COPT Defense Properties (b)	35,392	1,287,915
Douglas Emmett Inc	7,906	93,291
NET Lease Office Properties	5,780	64,331
Postal Realty Trust Inc Class A	6,613	162,944
		1,608,481
Real Estate Management & Development - 1.3%
AGNT Inc (b)	133,438	721,900
Compass Inc Class A (a)	189,801	2,340,246
Cushman & Wakefield Ltd	295,522	3,957,040
Newmark Group Inc Class A	99,284	1,500,181
RE/MAX Holdings Inc Class A (a)	10,579	104,309
		8,623,676
Retail REITs - 0.7%
Kite Realty Group Trust	11,732	332,954
Phillips Edison & Co Inc	102,218	4,254,314
Tanger Inc	4,866	192,061
Whitestone REIT	1,943	36,839
		4,816,168
Specialized REITs - 0.6%
Outfront Media Inc	116,217	3,807,269
Safehold Inc	11,964	187,835
		3,995,104
TOTAL REAL ESTATE		24,587,703
Utilities - 1.4%
Electric Utilities - 0.1%
TXNM Energy Inc	9,416	534,640
Gas Utilities - 0.8%
New Jersey Resources Corp	12,974	727,063
Northwest Natural Holding Co	1,603	78,643
ONE Gas Inc	2,549	196,451
Southwest Gas Holdings Inc	35,401	3,139,361
Spire Inc	19,739	1,541,419
		5,682,937
Independent Power and Renewable Electricity Producers - 0.3%
Hallador Energy Co (a)	54,772	952,485
Ormat Technologies Inc	6,908	752,281
		1,704,766
Multi-Utilities - 0.2%
Avista Corp	26,756	1,094,588
Northwestern Energy Group Inc	3,605	258,190
		1,352,778
Water Utilities - 0.0%
Consolidated Water Co Ltd	5,119	151,011
TOTAL UTILITIES		9,426,132
TOTAL UNITED STATES		629,297,948
TOTAL COMMON STOCKS (Cost $475,514,471)		655,885,349

Non-Convertible Preferred Stocks - 0.0%
	Shares	Value ($)
PUERTO RICO - 0.0%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Liberty Latin America Ltd 9% (Cost $79,515)	3,040	63,110

Money Market Funds - 6.2%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (e)	3.69	17,621,286	17,624,810
Fidelity Securities Lending Cash Central Fund (e)(f)	3.69	24,133,541	24,135,954
TOTAL MONEY MARKET FUNDS (Cost $41,760,274)			41,760,764

TOTAL INVESTMENT IN SECURITIES - 102.8% (Cost $517,354,260)	697,709,223
NET OTHER ASSETS (LIABILITIES) - (2.8)%	(19,053,935)
NET ASSETS - 100.0%	678,655,288

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value and Unrealized Appreciation/ (Depreciation) ($)
LONG
CME E-Mini Russell 2000 Index Contracts (United States)	138	9/2026	21,014,640	450,899

Legend

(a)	Non-income producing.
(b)	Security or a portion of the security is on loan at period end.
(c)	Level 3 security.
(d)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $0 or 0.0% of net assets.

(e)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(f)	Investment made with cash collateral received from securities on loan.
Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
Blueprint Medicines Corp rights	7/21/2025	3,363

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	7,685,528	69,258,879	59,320,051	179,327	(84)	538	17,624,810	17,621,286	0.0%
Fidelity Securities Lending Cash Central Fund	25,087,338	76,531,222	77,482,606	35,700	-	-	24,135,954	24,133,541	0.1%
Total	32,772,866	145,790,101	136,802,657	215,027	(84)	538	41,760,764

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.
Investment Valuation

The following is a summary of the inputs used, as of June 30, 2026, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Common Stocks
Communication Services	24,416,173	24,416,173	-	-
Consumer Discretionary	56,601,089	56,601,089	-	-
Consumer Staples	4,634,578	4,634,578	-	-
Energy	35,337,003	35,337,003	-	-
Financials	124,525,370	124,525,370	-	-
Health Care	115,838,734	115,782,255	-	56,479
Industrials	114,343,306	114,343,306	-	-
Information Technology	117,581,529	117,581,529	-	-
Materials	28,487,898	28,487,898	-	-
Real Estate	24,693,537	24,693,537	-	-
Utilities	9,426,132	9,426,132	-	-

Non-Convertible Preferred Stocks
Communication Services	63,110	63,110	-	-

Money Market Funds	41,760,764	41,760,764	-	-
Total Investments in Securities:	697,709,223	697,652,744	-	56,479
Derivative Instruments:

Assets
Futures Contracts	450,899	450,899	-	-
Total Assets	450,899	450,899	-	-
Total Derivative Instruments:	450,899	450,899	-	-
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of June 30, 2026. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset ($)	Liability ($)
Equity Risk
Futures Contracts (a)	450,899	-
Total Equity Risk	450,899	-
Total Value of Derivatives	450,899	-

(a)Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).
Financial Statements (Unaudited)
Statement of Assets and Liabilities
As of June 30, 2026 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $40,048,980) - See accompanying schedule:
Unaffiliated issuers (cost $475,593,986)	$655,948,459
Fidelity Central Funds (cost $41,760,274)	41,760,764

Total Investment in Securities (cost $517,354,260)		$697,709,223
Segregated cash with brokers for derivative instruments		1,335,295
Cash		819,945
Receivable for investments sold		2,393,745
Receivable for fund shares sold		481,793
Dividends receivable		296,952
Distributions receivable from Fidelity Central Funds		45,435
Receivable for variation margin on futures contracts		90,364
Total assets		703,172,752
Liabilities
Payable for investments purchased	$29,885
Payable for fund shares redeemed	111,034
Accrued management fee	193,866
Distribution and service plan fees payable	17,743
Other payables and accrued expenses	33,086
Collateral on securities loaned	24,131,850
Total liabilities		24,517,464
Net Assets		$678,655,288
Net Assets consist of:
Paid in capital		$436,966,207
Total accumulated earnings (loss)		241,689,081
Net Assets		$678,655,288

Net Asset Value and Maximum Offering Price
Initial Class :
Net Asset Value, offering price and redemption price per share ($43,382,646 ÷ 1,773,655 shares)		$24.46
Service Class :
Net Asset Value, offering price and redemption price per share ($12,887,268 ÷ 525,487 shares)		$24.52
Service Class 2 :
Net Asset Value, offering price and redemption price per share ($85,451,621 ÷ 3,496,379 shares)		$24.44
Investor Class :
Net Asset Value, offering price and redemption price per share ($536,933,753 ÷ 22,124,976 shares)		$24.27
Statement of Operations
Six months ended June 30, 2026 (Unaudited)
Investment Income
Dividends		$2,694,971
Non-Cash dividends		226,650
Interest		11,976
Income from Fidelity Central Funds (including $35,700 from security lending)		215,027
Security lending		5,329
Total income		3,153,953
Expenses
Management fee	$1,042,152
Distribution and service plan fees	95,422
Custodian fees and expenses	6,481
Independent trustees' fees and expenses	621
Audit fees	25,640
Legal	3,634
Miscellaneous	722
Total expenses before reductions	1,174,672
Expense reductions	(1,775)
Total expenses after reductions		1,172,897
Net Investment income (loss)		1,981,056
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	60,055,378
Fidelity Central Funds	(84)
Futures contracts	432,008
Total net realized gain (loss)		60,487,302
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	84,923,507
Fidelity Central Funds	538
Futures contracts	712,405
Total change in net unrealized appreciation (depreciation)		85,636,450
Net gain (loss)		146,123,752
Net increase (decrease) in net assets resulting from operations		$148,104,808
Statement of Changes in Net Assets

	Six months ended June 30, 2026 (Unaudited)	Year ended December 31, 2025
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$1,981,056	$3,155,356
Net realized gain (loss)	60,487,302	34,890,578
Change in net unrealized appreciation (depreciation)	85,636,450	34,384,291
Net increase (decrease) in net assets resulting from operations	148,104,808	72,430,225
Distributions to shareholders	(32,996,991)	(40,361,436)

Share transactions - net increase (decrease)	51,634,643	7,368,337
Total increase (decrease) in net assets	166,742,460	39,437,126

Net Assets
Beginning of period	511,912,828	472,475,702
End of period	$678,655,288	$511,912,828

Financial Highlights
VIP Disciplined Small Cap Portfolio Initial Class

	Six months ended June 30, 2026 (Unaudited)	Years ended December 31, 2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$20.19	$18.77	$16.30	$13.62	$20.38	$17.27
Income from Investment Operations
Net investment income (loss) A,B	.08	.14	.16	.15	.14	.10
Net realized and unrealized gain (loss)	5.47	2.92	2.61	2.69	(3.56)	3.44
Total from investment operations	5.55	3.06	2.77	2.84	(3.42)	3.54
Distributions from net investment income	(.03)	(.17)	(.19)	(.16)	(.13)	(.08)
Distributions from net realized gain	(1.25)	(1.47)	(.11)	-	(3.21)	(.35)
Total distributions	(1.28)	(1.64)	(.30)	(.16)	(3.34)	(.43)
Net asset value, end of period	$24.46	$20.19	$18.77	$16.30	$13.62	$20.38
Total Return C,D,E	28.75%	17.38%	16.87%	20.96%	(18.23)%	20.66%
Ratios to Average Net Assets B,F,G
Expenses before reductions	.31% H	.32%	.38%	.46%	.49%	.57%
Expenses net of fee waivers, if any	.31 % H	.32%	.38%	.46%	.49%	.57%
Expenses net of all reductions, if any	.31% H	.32%	.38%	.46%	.49%	.57%
Net investment income (loss)	.79% H	.78%	.90%	1.00%	.96%	.48%
Supplemental Data
Net assets, end of period (000 omitted)	$43,383	$34,772	$36,379	$29,418	$25,329	$30,964
Portfolio turnover rate I	83 % H	69%	85%	100%	102%	92%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal returns for periods of less than one year are not annualized.
DTotal returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAnnualized.
IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
VIP Disciplined Small Cap Portfolio Service Class

	Six months ended June 30, 2026 (Unaudited)	Years ended December 31, 2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$20.25	$18.84	$16.37	$13.68	$20.45	$17.33
Income from Investment Operations
Net investment income (loss) A,B	.07	.12	.16	.13	.13	.08
Net realized and unrealized gain (loss)	5.48	2.92	2.61	2.70	(3.58)	3.46
Total from investment operations	5.55	3.04	2.77	2.83	(3.45)	3.54
Distributions from net investment income	(.03)	(.17)	(.19)	(.14)	(.11)	(.06)
Distributions from net realized gain	(1.25)	(1.47)	(.11)	-	(3.21)	(.35)
Total distributions	(1.28)	(1.63) C	(.30)	(.14)	(3.32)	(.42) C
Net asset value, end of period	$24.52	$20.25	$18.84	$16.37	$13.68	$20.45
Total Return D,E,F	28.66%	17.24%	16.79%	20.83%	(18.30)%	20.53%
Ratios to Average Net Assets B,G,H
Expenses before reductions	.41% I	.42%	.46%	.56%	.59%	.67%
Expenses net of fee waivers, if any	.41 % I	.42%	.46%	.56%	.59%	.67%
Expenses net of all reductions, if any	.41% I	.42%	.46%	.56%	.59%	.67%
Net investment income (loss)	.69% I	.68%	.82%	.90%	.86%	.38%
Supplemental Data
Net assets, end of period (000 omitted)	$12,887	$7,232	$5,797	$241	$201	$301
Portfolio turnover rate J	83 % I	69%	85%	100%	102%	92%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal distributions per share do not sum due to rounding.
DTotal returns for periods of less than one year are not annualized.
ETotal returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.
FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAnnualized.
JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
VIP Disciplined Small Cap Portfolio Service Class 2

	Six months ended June 30, 2026 (Unaudited)	Years ended December 31, 2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$20.19	$18.79	$16.33	$13.65	$20.42	$17.30
Income from Investment Operations
Net investment income (loss) A,B	.06	.10	.12	.11	.10	.05
Net realized and unrealized gain (loss)	5.46	2.91	2.60	2.70	(3.57)	3.46
Total from investment operations	5.52	3.01	2.72	2.81	(3.47)	3.51
Distributions from net investment income	(.02)	(.14)	(.16)	(.13)	(.09)	(.03)
Distributions from net realized gain	(1.25)	(1.47)	(.11)	-	(3.21)	(.35)
Total distributions	(1.27)	(1.61)	(.26) C	(.13)	(3.30)	(.39) C
Net asset value, end of period	$24.44	$20.19	$18.79	$16.33	$13.65	$20.42
Total Return D,E,F	28.60%	17.09%	16.57%	20.67%	(18.45)%	20.39%
Ratios to Average Net Assets B,G,H
Expenses before reductions	.56% I	.57%	.63%	.71%	.74%	.82%
Expenses net of fee waivers, if any	.56 % I	.57%	.63%	.71%	.74%	.82%
Expenses net of all reductions, if any	.56% I	.57%	.62%	.71%	.74%	.82%
Net investment income (loss)	.54% I	.53%	.65%	.75%	.71%	.23%
Supplemental Data
Net assets, end of period (000 omitted)	$85,452	$62,273	$44,833	$28,724	$18,360	$20,389
Portfolio turnover rate J	83 % I	69%	85%	100%	102%	92%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal distributions per share do not sum due to rounding.
DTotal returns for periods of less than one year are not annualized.
ETotal returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.
FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAnnualized.
JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
VIP Disciplined Small Cap Portfolio Investor Class

	Six months ended June 30, 2026 (Unaudited)	Years ended December 31, 2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$20.05	$18.65	$16.20	$13.54	$20.28	$17.18
Income from Investment Operations
Net investment income (loss) A,B	.07	.13	.15	.13	.13	.08
Net realized and unrealized gain (loss)	5.43	2.89	2.59	2.68	(3.54)	3.44
Total from investment operations	5.50	3.02	2.74	2.81	(3.41)	3.52
Distributions from net investment income	(.03)	(.15)	(.18)	(.15)	(.12)	(.07)
Distributions from net realized gain	(1.25)	(1.47)	(.11)	-	(3.21)	(.35)
Total distributions	(1.28)	(1.62)	(.29)	(.15)	(3.33)	(.42)
Net asset value, end of period	$24.27	$20.05	$18.65	$16.20	$13.54	$20.28
Total Return C,D,E	28.68%	17.28%	16.82%	20.85%	(18.29)%	20.62%
Ratios to Average Net Assets B,F,G
Expenses before reductions	.39% H	.40%	.41%	.54%	.57%	.65%
Expenses net of fee waivers, if any	.39 % H	.40%	.41%	.54%	.57%	.65%
Expenses net of all reductions, if any	.39% H	.40%	.40%	.54%	.57%	.65%
Net investment income (loss)	.71% H	.70%	.87%	.92%	.88%	.41%
Supplemental Data
Net assets, end of period (000 omitted)	$536,934	$407,636	$385,466	$316,973	$265,902	$355,854
Portfolio turnover rate I	83 % H	69%	85%	100%	102%	92%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal returns for periods of less than one year are not annualized.
DTotal returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAnnualized.
IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Notes to Financial Statements
 (Unaudited)
For the period ended June 30, 2026

1. Organization.
VIP Disciplined Small Cap Portfolio (the Fund) is a fund of Variable Insurance Products Fund II (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Shares of the Fund may only be purchased by insurance companies for the purpose of funding variable annuity or variable life insurance contracts. The Fund offers the following classes of shares: Initial Class shares, Service Class shares, Service Class 2 shares and Investor Class shares. All classes have equal rights and voting privileges, except for matters affecting a single class.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The Fund operates as a single operating segment. The Fund's portfolio management team, part of the investment adviser, serves as the chief operating decision maker (CODM) and directs the Fund's investments in accordance with its investment objective and policies, with support from others responsible for oversight functions. The information reviewed by the CODM is consistent with the Fund's financial statements and financial highlights. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of June 30, 2026 is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of a fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of a fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred, as applicable. Certain expense reductions may also differ by class, if applicable. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to futures contracts, passive foreign investment companies (PFIC) and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$211,435,201
Gross unrealized depreciation	(31,176,727)
Net unrealized appreciation (depreciation)	$180,258,474
Tax cost	$517,901,648
4. Derivative Instruments.
Risk Exposures and the Use of Derivative Instruments. The Fund's investment objectives allow for various types of derivative instruments, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

Derivatives were used to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the objectives may not be achieved.

Derivatives were used to increase or decrease exposure to the following risk(s):

Equity Risk
Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Funds are also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that a fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to a fund. Counterparty credit risk related to exchange-traded contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. Futures contracts were used to manage exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily. Subsequent payments from or to a fund are made as needed depending on the fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end, and is representative of volume of activity during the period.

Any securities deposited to meet initial margin requirements are identified in the Schedule of Investments. Any cash deposited to meet initial margin requirements is presented as segregated cash with brokers for derivative instruments in the Statement of Assets and Liabilities.
5. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
VIP Disciplined Small Cap Portfolio	252,154,140	235,581,331
6. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee.

The Fund's management contract incorporates a management fee rate that may vary by class. The investment adviser or an affiliate pays certain expenses of managing and operating the Fund out of each class's management fee.

Each class of the Fund pays a management fee to the investment adviser. The management fee is calculated and paid to the investment adviser every month based on an annual rate expressed as a percentage of each class's average net assets as noted in the following table:

Management Fee Rate %
Initial Class	.30
Service Class	.30
Service Class 2.30
Investor Class	.38

A different management fee rate may be applicable to each class of the Fund. The difference between classes is the result of separate arrangements for class-level services and/or waivers of certain expenses. It is not the result of any difference in advisory or custodial fees or other expenses related to the management of the Fund's assets, which do not vary by class.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate 12b-1 Plans for each Service Class of shares. Each Service Class pays Fidelity Distributors Company LLC (FDC), an affiliate of the investment adviser, a service fee. For the period, the service fee is based on an annual rate of .10% of Service Class' average net assets and .25% of Service Class 2's average net assets.
For the period, total fees, all of which were re-allowed to insurance companies for the distribution of shares and providing shareholder support services, were as follows:

Service Class	$5,605
Service Class 2	89,817
$95,422
Brokerage Commissions. A portion of portfolio transactions were placed with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount ($)
VIP Disciplined Small Cap Portfolio	8,352

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board of Trustees. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. Interfund trades during the period are noted in the table below.

	Purchases ($)	Sales ($)	Realized Gain (Loss) ($)
VIP Disciplined Small Cap Portfolio	6,299,252	19,497,740	13,393,045
7. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes.

Commitment fees are charged based on the unused amount of the line of credit at an annual rate of .10%, and then allocated to each participating fund based on its pro-rata portion of the line of credit. The commitment fees are reflected in Miscellaneous expenses on the Statement of Operations, and are listed below.

Interest is charged to a participating fund based on its borrowings at an annual rate of .75% plus the highest of (i) daily SOFR, (ii) Federal Funds Effective Rate, or (iii) Overnight Bank Funding Rate. During the period, there were no borrowings on this line of credit.

The line of credit agreement will expire in March 2027 unless extended or renewed.

Amount ($)
VIP Disciplined Small Cap Portfolio	330
8. Security Lending.
Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, the borrowers provide collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the fair value of the loaned securities during the period of the loan. The fair value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned or gaining access to non-cash collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. For cash collateral, securities lending income represents the income earned on investing cash collateral less rebates paid to borrowers, plus any premium income received and is presented in the Statement of Operations as a component of income from Fidelity Central Funds. For non-cash collateral, securities lending income represents fees received from borrowers as compensation for the securities loaned and is presented in the Statement of Operations in security lending. Securities lending income is reduced by any lending agent fees associated with the loan. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS ($)	Security Lending Income From Securities Loaned to NFS ($)	Value of Securities Loaned to NFS at Period End ($)
VIP Disciplined Small Cap Portfolio	4,190	548	-

At period end, the value of any non-cash collateral is presented below. Non-cash collateral is held by a third-party bank for the benefit of a fund and the borrower. A fund is not permitted to sell or re-pledge non-cash collateral except in the event of borrower default, and therefore it is not included in the Schedule of Investments or Statement of Assets and Liabilities.

Amount ($)
VIP Disciplined Small Cap Portfolio	17,113,879
9. Expense Reductions.
Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, custodian credits reduced the Fund's expenses by $1,775.
10. Distributions to Shareholders.
Distributions to shareholders of each class were as follows:

	Six months ended June 30, 2026	Year ended December 31, 2025
VIP Disciplined Small Cap Portfolio
Distributions to shareholders
Initial Class	$2,179,983	$3,049,536
Service Class	657,767	538,789
Service Class 2	4,103,449	3,880,070
Investor Class	26,055,792	32,893,041
Total	$32,996,991	$40,361,436
11. Share Transactions.
Transactions for each class of shares were as follows and may contain in-kind transactions:

	Shares	Shares	Dollars	Dollars
	Six months ended June 30, 2026	Year ended December 31, 2025	Six months ended June 30, 2026	Year ended December 31, 2025
VIP Disciplined Small Cap Portfolio
Initial Class
Shares sold	211,505	166,548	$4,560,850	$3,071,471
Reinvestment of distributions	107,019	169,003	2,179,983	3,049,535
Shares redeemed	(267,167)	(551,273)	(5,501,009)	(9,517,945)
Net increase (decrease)	51,357	(215,722)	$1,239,824	$(3,396,939)
Service Class
Shares sold	232,905	79,753	$4,839,710	$1,347,892
Reinvestment of distributions	31,259	28,419	638,944	514,768
Shares redeemed	(95,810)	(58,807)	(2,075,495)	(1,078,895)
Net increase (decrease)	168,354	49,365	$3,403,159	$783,765
Service Class 2
Shares sold	529,327	1,138,202	$11,396,917	$21,052,578
Reinvestment of distributions	201,347	214,228	4,103,449	3,880,071
Shares redeemed	(318,369)	(653,920)	(6,648,152)	(11,396,602)
Net increase (decrease)	412,305	698,510	$8,852,214	$13,536,047
Investor Class
Shares sold	1,417,674	1,432,455	$30,985,696	$26,725,542
Reinvestment of distributions	1,288,615	1,835,281	26,055,792	32,893,041
Shares redeemed	(916,790)	(3,604,739)	(18,902,042)	(63,173,119)
Net increase (decrease)	1,789,499	(337,003)	$38,139,446	$(3,554,536)
12. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.

At the end of the period, the investment adviser or its affiliates were owners of record of more than 10% of the outstanding shares as follows:

Fund	Affiliated %
VIP Disciplined Small Cap Portfolio	84
13. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as public health emergencies, military conflicts, terrorism, government restrictions, political changes, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 9: Proxy Disclosures for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies
(Unaudited)
Note: This information is disclosed as part of the financial statements for each Fund as part of Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract
(Unaudited)

Board Approval of Investment Advisory Contracts and Management Fees
VIP Disciplined Small Cap Portfolio
At its May 2026 meeting, the Board of Trustees, including the Independent Trustees (together, the Board), voted to continue the management contract with Fidelity Management & Research Company LLC (FMR) (the Advisory Contract) for the fund for two months from June 1, 2026 through July 31, 2026. The Board determined that it will consider the annual renewal of the fund's Advisory Contract for a full one year period in July 2026, following its review of additional materials provided by FMR.
The Board considered that the approval of the fund's Advisory Contract will not result in any changes in (i) the investment process or strategies employed in the management of the fund's assets; (ii) the fees and expenses paid by shareholders; (iii) the nature, extent or quality of services provided under the fund's Advisory Contract; or (iv) the day-to-day management of the fund or the persons primarily responsible for such management. The Board also considered that since its last approval of the fund's Advisory Contract, FMR had provided additional information on the fund in support of the annual contract renewal process, including competitive analyses on total expenses and management fees and in-depth reviews of fund performance and fund profitability information. The Board concluded that the fund's Advisory Contract is fair and reasonable, and that the fund's Advisory Contract should be renewed, without modification, through July 31, 2026, with the understanding that the Board will consider the annual renewal for a full one year period in July 2026.
In connection with its consideration of future renewals of the fund's Advisory Contract, the Board will consider: (i) the nature, extent and quality of services provided to the fund, including shareholder and administrative services and investment performance; (ii) the competitiveness of the management fee and total expenses for the fund; (iii) the costs of the services and profitability, including the revenues earned and the expenses incurred in conducting the business of developing, marketing, distributing, managing, administering, and servicing the fund and its shareholders, to the extent applicable; and (iv) whether there have been economies of scale in respect of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is the potential for realization of any further economies.
Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board, including the Independent Trustees, ultimately concluded that the fund's management fee structure is fair and reasonable, and that the continuation of the fund's Advisory Contract should be approved for two months from June 1, 2026 through July 31, 2026.

1.821007.120
VDSC-SANN-0826
Fidelity® Variable Insurance Products:

VIP Contrafund℠ Portfolio

Semi-Annual Report
June 30, 2026
To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.
You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.
Fidelity® Variable Insurance Products are separate account options which are purchased through a variable insurance contract.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2026 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.
Item 7: Consolidated Financial Statements and Consolidated Financial Highlights for Open-End Management Investment Companies (Semi-Annual Report)
VIP Contrafund℠ Portfolio
Consolidated Schedule of Investments June 30, 2026 (Unaudited)
Showing Percentage of Net Assets
Common Stocks - 96.5%
	Shares	Value ($)
ARGENTINA - 0.0%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Vista Energy SAB de CV ADR (b)	17,000	1,084,600
AUSTRALIA - 0.0%
Industrials - 0.0%
Commercial Services & Supplies - 0.0%
Clean TeQ Water Ltd (b)	2,611	848
Materials - 0.0%
Metals & Mining - 0.0%
Anglogold Ashanti Plc	128,300	10,378,187
TOTAL AUSTRALIA		10,379,035
AUSTRIA - 0.0%
Industrials - 0.0%
Electrical Equipment - 0.0%
Innio Group Holding GmbH	43,100	1,704,605
BELGIUM - 0.4%
Consumer Staples - 0.0%
Beverages - 0.0%
Anheuser-Busch InBev SA/NV ADR (c)	36,500	3,007,600
Health Care - 0.4%
Pharmaceuticals - 0.4%
UCB SA	361,500	108,219,074
TOTAL BELGIUM		111,226,674
BRAZIL - 0.2%
Consumer Discretionary - 0.0%
Broadline Retail - 0.0%
MercadoLibre Inc (b)	11,600	19,689,724
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Petroleo Brasileiro SA - Petrobras ADR	213,200	3,445,312
Financials - 0.1%
Banks - 0.1%
NU Holdings Ltd/Cayman Islands Class A (b)	2,080,417	27,794,371
Capital Markets - 0.0%
Banco BTG Pactual SA unit	249,169	2,610,765
TOTAL FINANCIALS		30,405,136
Materials - 0.1%
Metals & Mining - 0.1%
Wheaton Precious Metals Corp	175,400	19,730,877
TOTAL BRAZIL		73,271,049
BURKINA FASO - 0.0%
Materials - 0.0%
Metals & Mining - 0.0%
IAMGOLD Corp (b)	172,900	2,744,212
CANADA - 2.7%
Consumer Discretionary - 0.1%
Broadline Retail - 0.0%
Dollarama Inc	23,140	3,061,185
Hotels, Restaurants & Leisure - 0.0%
Restaurant Brands International Inc	90,100	6,535,228
Specialty Retail - 0.1%
Aritzia Inc Subordinate Voting Shares (b)	69,320	7,643,896
TOTAL CONSUMER DISCRETIONARY		17,240,309
Consumer Staples - 0.0%
Food Products - 0.0%
Premium Brands Holdings Corp (c)	23,100	1,369,794
Energy - 0.5%
Oil, Gas & Consumable Fuels - 0.5%
Cameco Corp (United States)	117,754	11,994,422
Canadian Natural Resources Ltd (c)	773,200	30,595,441
Cenovus Energy Inc	234,200	5,811,033
Imperial Oil Ltd	933,900	104,870,731
PrairieSky Royalty Ltd	35,810	801,417
Suncor Energy Inc	191,000	10,275,551
TOTAL ENERGY		164,348,595
Financials - 0.4%
Banks - 0.3%
Royal Bank of Canada	309,739	64,138,304
Toronto Dominion Bank	91,517	11,127,228
		75,265,532
Insurance - 0.1%
Fairfax Financial Holdings Ltd Subordinate Voting Shares	3,946	6,490,387
Intact Financial Corp	145,866	30,105,015
		36,595,402
TOTAL FINANCIALS		111,860,934
Health Care - 0.0%
Biotechnology - 0.0%
Xenon Pharmaceuticals Inc (b)	124,200	7,496,712
Information Technology - 0.7%
Electronic Equipment, Instruments & Components - 0.1%
Celestica Inc (b)	101,700	37,090,293
IT Services - 0.4%
Shopify Inc Class A (b)	478,274	54,718,660
Shopify Inc Class A (United States) (b)	490,231	55,974,576
		110,693,236
Software - 0.2%
Constellation Software Inc/Canada	22,500	42,358,540
Descartes Systems Group Inc/The (United States) (b)	346,700	24,005,508
		66,364,048
TOTAL INFORMATION TECHNOLOGY		214,147,577
Materials - 1.0%
Metals & Mining - 1.0%
Agnico Eagle Mines Ltd/CA	169,754	26,375,457
Barrick Mining Corp (United States)	272,900	10,023,616
Franco-Nevada Corp	333,955	69,682,569
Franco-Nevada Corp (United States) (c)	411,000	85,668,840
G Mining Ventures Corp (b)	1,273,043	37,277,966
Lundin Gold Inc	481,180	25,958,105
Orla Mining Ltd	2,513,416	24,580,349
TOTAL MATERIALS		279,566,902
TOTAL CANADA		796,030,823
CHILE - 0.0%
Materials - 0.0%
Metals & Mining - 0.0%
Lundin Mining Corp	96,700	2,356,391
CHINA - 0.1%
Health Care - 0.0%
Life Sciences Tools & Services - 0.0%
Wuxi Apptec Co Ltd H Shares (h)(j)	91,300	1,789,249
Industrials - 0.1%
Electrical Equipment - 0.1%
Contemporary Amperex Technology Co Ltd A Shares (China)	303,200	17,624,626
TOTAL CHINA		19,413,875
CONGO DEMOCRATIC REPUBLIC OF - 0.0%
Materials - 0.0%
Metals & Mining - 0.0%
Ivanhoe Mines Ltd Class A (b)	1,532,938	12,008,420
FINLAND - 0.1%
Consumer Discretionary - 0.1%
Textiles, Apparel & Luxury Goods - 0.1%
Amer Sports Inc (b)	843,961	28,559,640
Information Technology - 0.0%
Communications Equipment - 0.0%
Nokia Oyj	573,700	7,650,995
TOTAL FINLAND		36,210,635
FRANCE - 0.0%
Health Care - 0.0%
Health Care Equipment & Supplies - 0.0%
EssilorLuxottica SA	39,590	7,433,881
Industrials - 0.0%
Aerospace & Defense - 0.0%
Dassault Aviation SA	12,560	4,121,623
TOTAL FRANCE		11,555,504
GERMANY - 0.0%
Financials - 0.0%
Insurance - 0.0%
Allianz SE	2,932	1,387,857
GRAND CAYMAN (UK OVERSEAS TER) - 0.0%
Financials - 0.0%
Capital Markets - 0.0%
Bullish	4,900	114,806
Insurance - 0.0%
Accelerant Holdings Class A (b)	13,500	158,220
TOTAL GRAND CAYMAN (UK OVERSEAS TER)		273,026
INDIA - 0.0%
Consumer Discretionary - 0.0%
Broadline Retail - 0.0%
Meesho (b)	9,176	18,677
Hotels, Restaurants & Leisure - 0.0%
Eternal Ltd (b)	851,200	2,385,546
TOTAL CONSUMER DISCRETIONARY		2,404,223
Health Care - 0.0%
Health Care Providers & Services - 0.0%
Max Healthcare Institute Ltd	111,600	1,332,674
TOTAL INDIA		3,736,897
ISRAEL - 0.1%
Health Care - 0.1%
Pharmaceuticals - 0.1%
Teva Pharmaceutical Industries Ltd ADR (b)	722,614	24,482,162
ITALY - 0.1%
Consumer Discretionary - 0.0%
Textiles, Apparel & Luxury Goods - 0.0%
Brunello Cucinelli SpA (c)	43,800	4,133,790
Industrials - 0.1%
Passenger Airlines - 0.1%
Ryanair Holdings PLC ADR	173,287	11,220,333
Information Technology - 0.0%
Software - 0.0%
Bending Spoons SpA Class C (f)	21,800	2,943,000
TOTAL ITALY		18,297,123
JAPAN - 0.4%
Consumer Discretionary - 0.1%
Broadline Retail - 0.0%
Pan Pacific International Holdings Corp	246,320	1,248,483
Specialty Retail - 0.1%
Fast Retailing Co Ltd	37,446	19,185,247
Textiles, Apparel & Luxury Goods - 0.0%
Asics Corp	391,317	10,643,318
TOTAL CONSUMER DISCRETIONARY		31,077,048
Financials - 0.0%
Banks - 0.0%
Sumitomo Mitsui Financial Group Inc	47,900	1,877,634
Insurance - 0.0%
Tokio Marine Holdings Inc	99,800	4,388,088
TOTAL FINANCIALS		6,265,722
Industrials - 0.2%
Industrial Conglomerates - 0.0%
Hitachi Ltd	290,300	8,034,372
Machinery - 0.2%
Daifuku Co Ltd	537,300	23,802,417
Mitsubishi Heavy Industries Ltd	469,106	10,659,355
		34,461,772
Trading Companies & Distributors - 0.0%
ITOCHU Corp	256,525	2,927,628
TOTAL INDUSTRIALS		45,423,772
Information Technology - 0.1%
Semiconductors & Semiconductor Equipment - 0.1%
Advantest Corp	98,200	20,202,534
Disco Corp	13,000	6,763,040
Lasertec Corp	45,900	14,579,604
TOTAL INFORMATION TECHNOLOGY		41,545,178
TOTAL JAPAN		124,311,720
KOREA (SOUTH) - 0.9%
Consumer Discretionary - 0.2%
Automobiles - 0.2%
Hyundai Motor Co	165,396	53,957,758
Kia Corp	17,520	1,583,674
		55,541,432
Broadline Retail - 0.0%
Coupang Inc Class A (b)	773,903	13,442,695
TOTAL CONSUMER DISCRETIONARY		68,984,127
Information Technology - 0.7%
Semiconductors & Semiconductor Equipment - 0.7%
SK Hynix Inc	116,163	205,148,692
Technology Hardware, Storage & Peripherals - 0.0%
Samsung Electronics Co Ltd	23,790	5,283,300
TOTAL INFORMATION TECHNOLOGY		210,431,992
TOTAL KOREA (SOUTH)		279,416,119
NETHERLANDS - 1.4%
Health Care - 0.5%
Biotechnology - 0.5%
Argenx SE ADR (b)	164,280	152,414,056
Newamsterdam Pharma Co NV (b)	15,500	525,294
uniQure NV (b)	61,300	2,823,478
TOTAL HEALTH CARE		155,762,828
Information Technology - 0.9%
Semiconductors & Semiconductor Equipment - 0.9%
ASML Holding NV	14,600	28,910,569
ASML Holding NV depository receipt	57,500	114,392,800
NXP Semiconductors NV	494,300	138,913,129
TOTAL INFORMATION TECHNOLOGY		282,216,498
TOTAL NETHERLANDS		437,979,326
SPAIN - 0.1%
Financials - 0.1%
Banks - 0.1%
Banco Santander SA	1,158,115	16,074,470
SWEDEN - 0.0%
Information Technology - 0.0%
Communications Equipment - 0.0%
Telefonaktiebolaget LM Ericsson B Shares	130,000	1,457,911
SWITZERLAND - 0.0%
Consumer Discretionary - 0.0%
Textiles, Apparel & Luxury Goods - 0.0%
On Holding AG Class A (b)	182,035	6,447,680
Industrials - 0.0%
Electrical Equipment - 0.0%
Huber + Suhner AG	8,500	2,345,916
TOTAL SWITZERLAND		8,793,596
TAIWAN - 2.3%
Industrials - 0.0%
Electrical Equipment - 0.0%
Bizlink Holding Inc	17,000	1,043,352
Information Technology - 2.3%
Electronic Equipment, Instruments & Components - 0.0%
Delta Electronics Inc	44,000	2,767,580
Elite Material Co Ltd	20,000	3,462,883
		6,230,463
Semiconductors & Semiconductor Equipment - 2.3%
Taiwan Semiconductor Manufacturing Co Ltd	3,133,000	247,540,119
Taiwan Semiconductor Manufacturing Co Ltd ADR	932,740	445,448,642
		692,988,761
TOTAL INFORMATION TECHNOLOGY		699,219,224
TOTAL TAIWAN		700,262,576
THAILAND - 0.0%
Information Technology - 0.0%
Electronic Equipment, Instruments & Components - 0.0%
Fabrinet (b)	24,979	14,040,196
UNITED KINGDOM - 0.5%
Consumer Discretionary - 0.0%
Leisure Products - 0.0%
Games Workshop Group PLC	4,725	1,353,775
Consumer Staples - 0.0%
Tobacco - 0.0%
British American Tobacco PLC ADR	118,200	7,300,032
Energy - 0.1%
Energy Equipment & Services - 0.1%
TechnipFMC PLC	286,882	19,020,277
Financials - 0.1%
Banks - 0.0%
Starling Bank Ltd (b)(e)(f)	2,643,467	7,398,561
Financial Services - 0.1%
Revolut Group Holdings Ltd (b)(e)(f)	11,679	16,092,961
TOTAL FINANCIALS		23,491,522
Health Care - 0.2%
Pharmaceuticals - 0.2%
Astrazeneca PLC	49,600	9,276,661
Astrazeneca PLC (United States)	27,800	5,271,436
GSK PLC	373,000	9,792,332
GSK PLC ADR	553,700	29,024,954
TOTAL HEALTH CARE		53,365,383
Industrials - 0.1%
Aerospace & Defense - 0.1%
Rolls-Royce Holdings PLC	1,712,174	32,821,762
Electrical Equipment - 0.0%
Dpc Holdings Ltd	21,900	1,074,414
TOTAL INDUSTRIALS		33,896,176
TOTAL UNITED KINGDOM		138,427,165
UNITED STATES - 87.2%
Communication Services - 19.1%
Diversified Telecommunication Services - 3.9%
Space Exploration Technologies Corp (d)	5,896,220	1,007,428,150
Space Exploration Technologies Corp (d)	594,450	96,489,341
Space Exploration Technologies Corp Class A (c)	459,404	78,493,767
		1,182,411,258
Entertainment - 2.1%
Liberty Media Corp-Liberty Formula One Class C (b)	66,905	6,365,342
Live Nation Entertainment Inc (b)	546,100	99,996,371
Netflix Inc (b)	6,528,440	466,130,616
ROBLOX Corp Class A (b)	756,500	41,138,470
Walt Disney Co/The	224,700	21,627,375
Warner Bros Discovery Inc (b)	152,069	4,054,159
		639,312,333
Interactive Media & Services - 12.9%
Alphabet Inc Class A	635,900	227,251,583
Alphabet Inc Class C	4,659,040	1,646,178,603
Epic Games Inc (b)(e)(f)	18,849	8,320,703
Meta Platforms Inc Class A	3,479,782	1,960,126,403
Reddit Inc Class A (b)	341,136	59,214,387
Reddit Inc Class B (b)	62,205	10,797,544
		3,911,889,223
Media - 0.2%
EchoStar Corp Class A (b)(c)	518,822	52,660,433
Omnicom Group Inc (c)	114,729	8,355,713
		61,016,146
TOTAL COMMUNICATION SERVICES		5,794,628,960
Consumer Discretionary - 7.6%
Automobiles - 0.3%
General Motors Co	96,710	7,454,407
Rad Power Bikes Inc (b)(e)(f)	401,674	4
Rad Power Bikes Inc warrants 10/6/2033 (b)(e)(f)	384,164	4
Tesla Inc (b)	217,794	91,604,156
Waymo LLC Class B (e)(f)	8,700	1,429,584
		100,488,155
Broadline Retail - 4.6%
Amazon.com Inc (b)	5,915,440	1,409,885,970
Diversified Consumer Services - 0.0%
Duolingo Inc Class A (b)(c)	168,900	19,426,877
Hotels, Restaurants & Leisure - 1.3%
Airbnb Inc Class A (b)	297,924	42,632,924
Cava Group Inc (b)(c)	404,758	31,765,408
DoorDash Inc Class A (b)	297,500	54,897,675
DraftKings Inc Class A (b)	948,900	23,969,214
Dutch Bros Inc Class A (b)	88,731	6,371,773
Hilton Worldwide Holdings Inc	274,000	90,546,040
Starbucks Corp	239,561	24,480,739
Viking Holdings Ltd (b)	1,015,936	106,338,021
Wynn Resorts Ltd	27,200	2,640,848
		383,642,642
Household Durables - 0.1%
PulteGroup Inc	96,600	13,254,486
SharkNinja Inc (b)	65,500	9,973,685
Somnigroup International Inc	78,057	6,119,669
		29,347,840
Specialty Retail - 1.2%
Bob's Discount Furniture Inc	16,400	259,448
Burlington Stores Inc (b)	13,100	4,150,080
Dick's Sporting Goods Inc	200	45,362
Fanatics Inc Class A (b)(e)(f)	232,280	21,850,580
Home Depot Inc/The	486,500	171,578,820
Murphy USA Inc	2,600	1,401,062
O'Reilly Automotive Inc (b)	290,100	26,715,309
Ross Stores Inc	51,400	10,940,490
TJX Cos Inc/The	647,054	98,028,681
Urban Outfitters Inc (b)	129,979	9,210,312
Warby Parker Inc Class A (b)	237,300	7,199,682
		351,379,826
Textiles, Apparel & Luxury Goods - 0.1%
Deckers Outdoor Corp (b)	26,500	2,631,185
Ralph Lauren Corp Class A	67,118	26,941,836
		29,573,021
TOTAL CONSUMER DISCRETIONARY		2,323,744,331
Consumer Staples - 2.4%
Beverages - 1.1%
Coca-Cola Co/The	2,935,500	238,568,085
Keurig Dr Pepper Inc	2,351,900	76,977,687
Vita Coco Co Inc/The (b)	273,400	18,082,676
		333,628,448
Consumer Staples Distribution & Retail - 1.0%
Casey's General Stores Inc	127,217	101,110,799
Chobani Inc Class A (e)(f)(g)	1,316	6,017,765
Costco Wholesale Corp	111,654	104,448,968
Maplebear Inc (b)	822,100	38,926,435
Sprouts Farmers Market Inc (b)	318,800	26,964,104
Walmart Inc	157,062	17,788,842
		295,256,913
Food Products - 0.0%
Once Upon a Farm PBC (b)(c)	78,000	1,597,440
Smithfield Foods Inc	4,600	111,596
		1,709,036
Personal Care Products - 0.0%
elf Beauty Inc (b)(c)	82,600	6,112,400
Estee Lauder Cos Inc/The Class A	56,800	4,484,360
		10,596,760
Tobacco - 0.3%
Philip Morris International Inc	458,213	82,895,314
TOTAL CONSUMER STAPLES		724,086,471
Energy - 1.3%
Energy Equipment & Services - 0.0%
Baker Hughes Co Class A	89,100	4,945,050
WaterBridge Infrastructure LLC Class A	45,700	1,566,139
		6,511,189
Oil, Gas & Consumable Fuels - 1.3%
Cheniere Energy Inc	121,417	29,019,877
Chevron Corp	217,400	36,036,224
ConocoPhillips	359,000	37,321,640
Diamondback Energy Inc	6,800	1,195,304
Excelerate Energy Inc Class A	2,700	102,573
Exxon Mobil Corp	885,667	121,088,392
Marathon Petroleum Corp	111,642	28,543,510
Phillips 66	101,900	17,226,195
Shell PLC ADR	1,322,196	102,523,078
Valero Energy Corp	118,100	30,757,964
		403,814,757
TOTAL ENERGY		410,325,946
Financials - 10.1%
Banks - 2.4%
Bank of America Corp	725,747	41,353,064
Citigroup Inc	793,334	111,035,027
East West Bancorp Inc	23,400	3,020,706
JPMorgan Chase & Co	926,616	303,309,215
Wells Fargo & Co	3,171,276	262,074,249
		720,792,261
Capital Markets - 1.6%
Bank of New York Mellon Corp/The	1,519,684	219,761,504
Cboe Global Markets Inc	20,500	4,974,735
Charles Schwab Corp/The	82,800	7,639,956
Goldman Sachs Group Inc/The	25,162	25,448,092
Interactive Brokers Group Inc Class A	587,800	51,162,112
Moody's Corp	126,100	57,113,212
Morgan Stanley	511,487	106,921,242
		473,020,853
Consumer Finance - 0.2%
American Express Co	148,430	50,206,447
Financial Services - 5.0%
Apollo Global Management Inc	501,138	59,289,637
Berkshire Hathaway Inc Class B (b)	1,994,178	997,866,729
Mastercard Inc Class A	464,300	238,464,480
Remitly Global Inc (b)	76,200	1,707,642
Stripe Global Holdings Inc (e)(f)	74,500	4,693,500
Toast Inc Class A (b)	1,623,600	45,168,552
Visa Inc Class A	536,180	183,957,996
		1,531,148,536
Insurance - 0.9%
American Financial Group Inc/OH	172,600	24,153,644
Chubb Ltd	566,306	192,963,106
Progressive Corp/The	67,175	14,674,379
Travelers Companies Inc/The	167,000	55,130,040
		286,921,169
TOTAL FINANCIALS		3,062,089,266
Health Care - 6.3%
Biotechnology - 1.7%
AbbVie Inc	5,800	1,459,512
Alnylam Pharmaceuticals Inc (b)	257,986	77,661,526
Apogee Therapeutics Inc (b)	75,600	10,034,388
BeOne Medicines Ltd ADR (b)	40,672	11,590,300
Biogen Inc (b)	58,800	12,704,328
Caris Life Sciences Inc (b)	114,329	2,037,343
Cogent Biosciences Inc (b)	137,200	5,309,640
Damora Therapeutics Inc (b)	105,500	2,744,055
Gilead Sciences Inc	1,451,015	183,321,235
Immunome Inc (b)	74,700	1,582,893
Immunovant Inc (b)	141,394	5,447,911
Insmed Inc (b)	77,333	8,245,244
Kiniksa Pharmaceuticals International Plc Class A (b)	92,000	5,883,400
Kymera Therapeutics Inc (b)	396,100	45,420,787
Legend Biotech Corp ADR (b)	1,888,696	54,545,540
Mirum Pharmaceuticals Inc (b)	8,500	995,095
Moderna Inc (b)	248,400	17,395,452
Natera Inc (b)	16,200	4,397,490
Oruka Therapeutics Inc (b)	47,000	4,472,990
Praxis Precision Medicines Inc (b)	4,342	1,453,658
Revolution Medicines Inc (b)	67,800	12,697,584
Roivant Sciences Ltd (b)	329,400	11,657,466
Spyre Therapeutics Inc (b)	38,500	3,418,030
Tango Therapeutics Inc (b)	64,700	2,022,522
United Therapeutics Corp (b)	9,000	4,876,470
Vaxcyte Inc (b)	275,700	16,026,441
Viking Therapeutics Inc (b)	38,500	1,501,885
Viridian Therapeutics Inc (b)	197,100	3,620,727
		512,523,912
Health Care Equipment & Supplies - 1.0%
Boston Scientific Corp (b)	777,650	33,190,102
Glaukos Corp (b)	5,800	810,607
Insulet Corp (b)	7,794	1,186,637
Intuitive Surgical Inc (b)	199,101	79,178,486
iRhythm Technologies Inc (b)	67,500	8,029,125
Medline Inc Class A	865,200	34,123,488
Penumbra Inc (b)	124,665	39,362,974
Stryker Corp	174,600	54,971,064
TransMedics Group Inc (b)	589,600	39,161,232
		290,013,715
Health Care Providers & Services - 0.8%
BrightSpring Health Services Inc (b)	63,300	4,414,542
CVS Health Corp	694,500	71,846,025
Ensign Group Inc/The	120,300	19,284,090
Guardant Health Inc (b)	9,900	1,485,297
HCA Healthcare Inc	115,722	45,118,851
LifeStance Health Group Inc (b)	5,917,900	63,380,709
McKesson Corp	12,300	9,293,880
Tenet Healthcare Corp (b)	121,137	22,662,310
UnitedHealth Group Inc	3,600	1,496,268
		238,981,972
Life Sciences Tools & Services - 0.2%
Thermo Fisher Scientific Inc	169,600	85,030,656
Veterinary Emergency Group (b)(e)(f)(g)	155,147	15,185,788
Waters Corp (b)	3,900	1,462,656
		101,679,100
Pharmaceuticals - 2.6%
Avalyn Pharma Inc	86,900	2,860,748
Eli Lilly & Co	548,553	657,950,925
Jazz Pharmaceuticals PLC (b)	7,600	1,831,372
Johnson & Johnson	18,400	4,673,048
Kardigan Inc	155,900	3,718,215
Kardigan Inc (d)	121,282	2,892,576
MBX Biosciences Inc (b)	286,900	15,836,880
Merck & Co Inc	630,629	81,035,827
Roche Holding AG	15,790	6,503,604
Structure Therapeutics Inc ADR (b)	126,600	6,794,622
VeraDermics Inc	13,800	1,696,571
Viatris Inc	198,900	3,158,532
		788,952,920
TOTAL HEALTH CARE		1,932,151,619
Industrials - 8.8%
Aerospace & Defense - 2.9%
Anduril Industries Inc Class B (e)(f)	10,795	744,315
Anduril Industries Inc Class C (e)(f)	5	345
Arxis Inc Class A	8,400	387,576
ATI Inc (b)	108,300	21,345,930
Axon Enterprise Inc (b)	89,305	50,065,276
Beta Technologies Inc (h)	168,074	2,815,239
Beta Technologies Inc Class A (b)	583,002	9,765,284
Boeing Co (b)	690,796	149,536,610
Carpenter Technology Corp	71,061	43,833,267
FTAI Aviation Ltd	33,315	9,012,707
GE Aerospace	1,132,015	423,067,966
General Dynamics Corp	36,000	12,752,640
Hawkeye 360 Inc	8,900	179,958
Howmet Aerospace Inc	316,900	85,201,734
Karman Holdings Inc (b)(c)	340,657	17,005,597
Loar Holdings Inc (b)(c)	21,598	1,741,015
Relativity Space Inc (b)(e)(f)	4,373	4,635
Relativity Space Inc warrants 11/1/2030 (b)(e)(f)	148	149
Rocket Lab Corp (b)	46,444	4,721,033
StandardAero Inc (b)	13,647	408,182
Woodward Inc	125,349	53,328,479
York Space Systems Inc (c)	14,200	349,604
		886,267,541
Air Freight & Logistics - 0.0%
FedEx Corp	28,100	8,798,953
Zipline International Inc (b)(e)(f)	50,479	2,839,949
		11,638,902
Building Products - 0.4%
Madison Air Solutions Corp Class A	392,000	15,288,000
Simpson Manufacturing Co Inc	9,700	2,030,695
Tecnoglass Inc	1,060,972	49,664,100
Trane Technologies PLC	90,720	44,558,035
		111,540,830
Commercial Services & Supplies - 0.3%
Clean Harbors Inc (b)	5,800	1,732,750
GFL Environmental Inc Subordinate Voting Shares	819,685	30,140,365
GFL Environmental Inc Subordinate Voting Shares (United States)	1,204,400	44,309,876
		76,182,991
Construction & Engineering - 0.9%
API Group Corp (b)	187,600	7,944,860
Argan Inc	4,200	3,353,910
Comfort Systems USA Inc	18,700	37,062,465
Construction Partners Inc Class A (b)	107,500	12,767,775
EMCOR Group Inc	140,050	116,224,694
Legence Corp Class A	76,100	6,486,003
Quanta Services Inc	138,200	99,509,528
		283,349,235
Electrical Equipment - 2.4%
Bloom Energy Corp Class A (b)	50,800	15,377,160
Eaton Corp PLC	99,176	42,260,877
Forgent Power Solutions Inc Class A	432,000	24,131,520
FuelCell Energy Inc (b)(c)	242,600	8,736,026
GE Vernova Inc	453,819	533,173,791
Nextpower Inc Class A (b)	701,015	83,518,927
nVent Electric PLC	12,700	2,154,047
Vertiv Holdings Co Class A	34,100	11,417,362
		720,769,710
Ground Transportation - 0.1%
Fedex Freight Holding Co Inc	14,050	2,121,550
Old Dominion Freight Line Inc	74,844	16,211,210
		18,332,760
Industrial Conglomerates - 0.2%
3M Co	384,877	62,315,435
Machinery - 1.5%
Allison Transmission Holdings Inc	412,800	46,539,072
Caterpillar Inc	2,900	3,088,210
Cummins Inc	2,100	1,497,741
Deere & Co	41,664	26,428,725
Ingersoll Rand Inc	713,200	58,475,268
PACCAR Inc	59,900	7,195,188
Parker-Hannifin Corp	178,360	174,457,484
RBC Bearings Inc (b)	34,173	22,009,462
Symbotic Inc Class A (b)(c)	280,100	12,590,495
Westinghouse Air Brake Technologies Corp	430,675	116,109,980
		468,391,625
Passenger Airlines - 0.1%
Delta Air Lines Inc	143,700	13,458,942
United Airlines Holdings Inc (b)	22,700	3,086,973
		16,545,915
Professional Services - 0.0%
UL Solutions Inc Class A (c)	102,353	10,425,676
Trading Companies & Distributors - 0.0%
Herc Holdings Inc	21,300	3,053,142
WW Grainger Inc	5,800	7,890,320
		10,943,462
TOTAL INDUSTRIALS		2,676,704,082
Information Technology - 29.4%
Communications Equipment - 0.8%
Arista Networks Inc (b)	1,172,844	199,242,739
Ciena Corp (b)	37,100	18,199,776
Cisco Systems Inc	57,400	6,742,204
F5 Inc (b)	3,900	1,622,244
Lumentum Holdings Inc (b)	10,800	9,267,048
		235,074,011
Electronic Equipment, Instruments & Components - 2.5%
Amphenol Corp Class A	3,046,342	537,131,021
Coherent Corp (b)	201,933	79,656,511
Corning Inc	241,000	61,558,630
Flex Ltd (b)	106,900	17,325,283
Jabil Inc	38,221	14,733,431
Keysight Technologies Inc (b)	13,500	4,725,945
Mirion Technologies Inc Class A (b)(c)	1,197,675	21,474,313
OSI Systems Inc (b)	20,600	4,505,220
Sanmina Corp (b)	39,407	9,973,124
TD SYNNEX Corp	44,700	11,950,098
Vast Data Ltd (b)(e)(f)	184,078	10,439,063
		773,472,639
IT Services - 0.3%
Cloudflare Inc Class A (b)	77,549	19,021,219
Okta Inc Class A (b)	25,500	3,479,475
Snowflake Inc (b)	17,800	4,530,100
Twilio Inc Class A (b)	298,800	61,651,404
		88,682,198
Semiconductors & Semiconductor Equipment - 18.1%
Advanced Micro Devices Inc (b)	234,690	136,333,768
Analog Devices Inc	104,413	41,469,711
Applied Materials Inc	40,400	29,209,200
ARM Holdings PLC ADR (b)(c)	64,867	22,999,892
Astera Labs Inc (b)	143,500	69,313,370
Axcelis Technologies Inc (b)	96,600	18,300,870
Broadcom Inc	1,682,770	635,666,368
Cerebras Systems Inc Class A (b)(c)	82,200	18,166,200
Cerebras Systems Inc Class B (d)	431,200	95,295,200
Intel Corp (b)	1,556,836	217,381,011
KLA Corp	237,350	71,610,869
Lam Research Corp	713,000	308,964,290
MACOM Technology Solutions Holdings Inc (b)	315,700	120,082,809
Marvell Technology Inc	535,465	159,509,669
Micron Technology Inc	281,377	324,790,657
Monolithic Power Systems Inc	54,959	75,973,123
NVIDIA Corp	15,299,382	3,061,253,344
Penguin Solutions Inc (b)	48,500	3,686,484
Rambus Inc (b)	377,600	50,122,624
SiTime Corp (b)	16,403	12,229,421
Teradyne Inc	12,100	5,854,464
		5,478,213,344
Software - 4.5%
Applied Intuition Inc Class A (b)(e)(f)	16,246	1,594,707
Autodesk Inc (b)	113,000	21,969,460
Cadence Design Systems Inc (b)	103,821	38,966,098
Canva Inc Class A (b)(e)(f)	18,718	23,783,652
Crowdstrike Holdings Inc Class A (b)	14,800	11,294,472
Datadog Inc Class A (b)	14,400	3,749,184
Figma Inc Class A (c)	2,163,941	39,145,693
Fortinet Inc (b)	60,600	9,309,372
Guidewire Software Inc (b)	52,300	6,435,515
JFrog Ltd (b)(c)	453,500	41,214,080
Microsoft Corp	2,034,300	758,834,587
OpenAI Group Pbc Class A (e)(f)	2,300	1,581,687
Palantir Technologies Inc Class A (b)	236,511	27,593,738
Palo Alto Networks Inc (b)	465,200	158,642,504
Riot Platforms Inc (b)	342,200	9,369,436
Roper Technologies Inc	78,900	26,698,971
Rubrik Inc Class A (b)	459,900	36,920,772
Samsara Inc Class A (b)(c)	1,240,684	40,235,382
Synopsys Inc (b)	149,700	66,776,679
Tanium Inc Class B (b)(e)(f)	350,002	2,618,015
Via Transportation Inc Class A (b)	34,881	632,741
Zoom Communications Inc Class A (b)	393,078	33,926,562
		1,361,293,307
Technology Hardware, Storage & Peripherals - 3.2%
Apple Inc	1,948,000	563,673,280
Dell Technologies Inc Class C	155,349	67,026,880
Seagate Technology Holdings PLC	71,400	68,901,000
Western Digital Corp	448,900	286,721,408
		986,322,568
TOTAL INFORMATION TECHNOLOGY		8,923,058,067
Materials - 0.4%
Chemicals - 0.1%
CF Industries Holdings Inc	23,500	2,544,110
Corteva Inc	360,549	30,534,895
Element Solutions Inc	36,400	1,738,100
Linde PLC	2,900	1,504,926
		36,322,031
Construction Materials - 0.2%
James Hardie Industries PLC (b)	2,678,900	70,133,602
Metals & Mining - 0.1%
Ivanhoe Electric Inc / US (b)	758,898	7,293,010
Nucor Corp	27,600	6,147,899
Steel Dynamics Inc	69,878	16,034,206
		29,475,115
TOTAL MATERIALS		135,930,748
Real Estate - 1.1%
Health Care REITs - 0.6%
Welltower Inc	742,500	168,525,225
Industrial REITs - 0.2%
Prologis Inc	463,800	62,830,986
Real Estate Management & Development - 0.3%
CBRE Group Inc Class A (b)	483,500	65,122,615
Compass Inc Class A (b)	2,847,100	35,104,743
		100,227,358
Specialized REITs - 0.0%
Iron Mountain Inc	23,800	3,006,178
TOTAL REAL ESTATE		334,589,747
Utilities - 0.7%
Electric Utilities - 0.7%
American Electric Power Co Inc	51,858	7,094,693
Constellation Energy Corp	67,738	16,824,087
Entergy Corp	1,487,000	170,796,820
NRG Energy Inc	83,580	12,207,695
		206,923,295
Independent Power and Renewable Electricity Producers - 0.0%
Fervo Energy Co Class A (b)(c)	83,400	2,437,782
Vistra Corp	38,900	6,170,707
		8,608,489
TOTAL UTILITIES		215,531,784
TOTAL UNITED STATES		26,532,841,021
ZAMBIA - 0.0%
Materials - 0.0%
Metals & Mining - 0.0%
First Quantum Minerals Ltd (b)	202,000	5,517,701
TOTAL COMMON STOCKS (Cost $12,332,606,900)		29,385,284,689

Convertible Corporate Bonds - 0.0%
	Principal Amount (a)	Value ($)
UNITED STATES - 0.0%
Financials - 0.0%
Financial Services - 0.0%
Tenstorrent Holdings Inc 15% 12/31/2026 (e)(f) (Cost $903,400)	903,400	1,056,978

Convertible Preferred Stocks - 1.2%
	Shares	Value ($)
CHINA - 0.1%
Communication Services - 0.1%
Interactive Media & Services - 0.1%
Bytedance Ltd Series E1 (b)(e)(f)	60,761	19,295,263
ISRAEL - 0.0%
Industrials - 0.0%
Electrical Equipment - 0.0%
Element Labs Inc Series B (b)(e)(f)	68,800	1,660,832
UNITED STATES - 1.1%
Consumer Discretionary - 0.1%
Automobiles - 0.1%
Rad Power Bikes Inc Series A (b)(e)(f)	52,367	0
Rad Power Bikes Inc Series C (b)(e)(f)	206,059	2
Rad Power Bikes Inc Series D (b)(e)(f)	277,030	3
Waymo LLC Series C2 (b)(e)(f)	115,088	18,911,261
Waymo LLC Series D-2 (e)(f)	30,600	5,028,192
		23,939,458
Hotels, Restaurants & Leisure - 0.0%
Discord Inc Series I (b)(e)(f)	25,000	587,750
TOTAL CONSUMER DISCRETIONARY		24,527,208
Consumer Staples - 0.0%
Consumer Staples Distribution & Retail - 0.0%
GoBrands Inc Series G (b)(e)(f)	5,376	256,972
GoBrands Inc Series H (b)(e)(f)	6,820	418,066
TOTAL CONSUMER STAPLES		675,038
Financials - 0.0%
Financial Services - 0.0%
Stripe Global Holdings Inc Series H (e)(f)	30,400	1,915,200
Stripe Global Holdings Inc Series I (e)(f)	203,647	12,829,761
Tenstorrent Holdings Inc Series C1 (b)(e)(f)	62,943	5,357,079
TOTAL FINANCIALS		20,102,040
Health Care - 0.0%
Biotechnology - 0.0%
ElevateBio LLC Series C (b)(e)(f)	515,200	947,967
Health Care Providers & Services - 0.0%
Lyra Health Inc Series E (b)(e)(f)	229,170	2,032,738
Lyra Health Inc Series F (b)(e)(f)	6,800	60,316
Somatus Inc Series E (b)(e)(f)	1,539	1,974,768
		4,067,822
Health Care Technology - 0.0%
Oura Inc Series E (e)(f)	159,275	9,151,942
TOTAL HEALTH CARE		14,167,731
Industrials - 0.2%
Aerospace & Defense - 0.1%
Anduril Industries Inc Series G (b)(e)(f)	102,000	7,032,900
Anduril Industries Inc Series H (e)(f)	226,600	15,624,070
		22,656,970
Air Freight & Logistics - 0.1%
Zipline International Inc Series E (b)(e)(f)	132,331	7,444,942
Zipline International Inc Series F (b)(e)(f)	90,550	5,094,343
Zipline International Inc Series G (b)(e)(f)	80,131	4,508,170
Zipline International Inc Series H (e)(f)	117,800	6,627,428
		23,674,883
TOTAL INDUSTRIALS		46,331,853
Information Technology - 0.8%
Electronic Equipment, Instruments & Components - 0.0%
Vast Data Ltd Series B (b)(e)(f)	40,685	2,307,247
Vast Data Ltd Series F (e)(f)	17,982	1,019,759
		3,327,006
Software - 0.8%
Anthropic PBC Series E (b)(e)(f)	20,500	12,074,705
Anthropic PBC Series F (e)(f)	78,100	46,001,681
Anthropic PBC Series G (e)(f)	61,200	36,047,412
Anthropic PBC Series H (e)(f)	73,800	43,468,938
Applied Intuition Inc Series A2 (b)(e)(f)	19,169	1,881,629
Applied Intuition Inc Series B2 (b)(e)(f)	9,243	907,292
Databricks Inc Series L (e)(f)	39,181	7,801,721
MOLOCO Inc Series A (b)(e)(f)	44,901	3,456,479
Nuro Inc/DE Series C (b)(e)(f)	305,791	3,507,423
Nuro Inc/DE Series D (b)(e)(f)	63,961	844,285
Nuro Inc/DE Series E (b)(e)(f)	105,761	1,206,733
OpenAI Group Pbc Series A-2 (e)(f)	66,739	45,895,743
OpenAI Group Pbc Series A-3 (e)(f)	22,358	15,375,373
World Labs Technologies Inc Series C (e)(f)	17,984	5,639,243
World Labs Technologies Inc Series C PRIME (e)(f)	13,807	4,636,529
		228,745,186
TOTAL INFORMATION TECHNOLOGY		232,072,192
TOTAL UNITED STATES		337,876,062
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $214,028,772)		358,832,157

Preferred Securities - 0.0%
	Principal Amount (a)	Value ($)
UNITED STATES - 0.0%
Consumer Discretionary - 0.0%
Automobiles - 0.0%
Rad Power Bikes Inc 8% 12/31/2199 (e)(f) (Cost $384,164)	384,164	118,822

Money Market Funds - 3.2%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (k)	3.69	715,408,577	715,551,659
Fidelity Securities Lending Cash Central Fund (i)(k)	3.69	260,923,051	260,949,144
TOTAL MONEY MARKET FUNDS (Cost $976,495,894)			976,500,803

TOTAL INVESTMENT IN SECURITIES - 100.9% (Cost $13,524,419,130)	30,721,793,449
NET OTHER ASSETS (LIABILITIES) - (0.9)%	(274,289,248)
NET ASSETS - 100.0%	30,447,504,201

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Non-income producing.
(c)	Security or a portion of the security is on loan at period end.
(d)
Security is subject to lock-up or market standoff agreement. Fair value is based on the unadjusted market price of the equivalent equity security. At the end of the period, the total value of unadjusted equity securities subject to contractual sale restrictions is $1,202,105,267 with varying restriction expiration dates. Under normal market conditions, there are no circumstances that could cause the restrictions to lapse.

(e)	Level 3 security.
(f)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $487,546,924 or 1.6% of net assets.

(g)	Investment is owned by a wholly-owned subsidiary (Subsidiary) that is treated as a corporation for U.S. tax purposes.
(h)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $4,604,488 or 0.0% of net assets.

(i)	Investment made with cash collateral received from securities on loan.
(j)
Security exempt from registration under Regulation S of the Securities Act of 1933 and may be resold to qualified foreign investors outside of the United States. At the end of the period, the value of securities amounted to $1,789,249 or 0.0% of net assets.

(k)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
Anduril Industries Inc Class B	6/16/2025	441,330

Anduril Industries Inc Class C	6/16/2025	203

Anduril Industries Inc Series G	4/17/2025	4,170,046

Anduril Industries Inc Series H	5/12/2026	15,624,682

Anthropic PBC Series E	2/14/2025	1,149,773

Anthropic PBC Series F	8/18/2025	11,009,570

Anthropic PBC Series G	1/27/2026	15,859,148

Anthropic PBC Series H	5/28/2026	43,468,901

Applied Intuition Inc Class A	7/2/2024 - 6/16/2025	1,086,380

Applied Intuition Inc Series A2	7/2/2024	1,144,292

Applied Intuition Inc Series B2	7/2/2024	551,759

Bending Spoons SpA Class C	10/9/2025	1,923,408

Bytedance Ltd Series E1	11/18/2020	6,657,837

Canva Inc Class A	3/18/2024 - 11/12/2025	25,148,622

Chobani Inc Class A	10/14/2025	5,864,561

Databricks Inc Series L	12/18/2025	7,444,390

Discord Inc Series I	9/15/2021	1,376,561

Element Labs Inc Series B	6/27/2025	603,988

ElevateBio LLC Series C	3/9/2021	2,161,264

Epic Games Inc	7/13/2020 - 7/30/2020	10,838,175

Fanatics Inc Class A	8/13/2020 - 12/15/2021	7,999,411

GoBrands Inc Series G	3/2/2021	1,342,479

GoBrands Inc Series H	7/22/2021	2,649,506

Lyra Health Inc Series E	1/14/2021	2,098,418

Lyra Health Inc Series F	6/4/2021	106,790

MOLOCO Inc Series A	6/26/2023	2,694,060

Nuro Inc/DE Series C	10/30/2020	3,991,980

Nuro Inc/DE Series D	10/29/2021	1,333,313

Nuro Inc/DE Series E	4/1/2025	1,353,052

OpenAI Group Pbc Class A	9/3/2025	989,000

OpenAI Group Pbc Series A-2	9/30/2024	12,537,443

OpenAI Group Pbc Series A-3	4/11/2025	6,861,397

Oura Inc Series E	9/24/2025	8,532,362

Rad Power Bikes Inc	1/21/2021	1,937,611

Rad Power Bikes Inc 8% 12/31/2199	10/6/2023	384,164

Rad Power Bikes Inc Series A	1/21/2021	252,610

Rad Power Bikes Inc Series C	1/21/2021	993,996

Rad Power Bikes Inc Series D	9/17/2021	2,655,000

Rad Power Bikes Inc warrants 10/6/2033	10/6/2023	0

Relativity Space Inc	5/27/2021 - 11/14/2023	7,171,259

Relativity Space Inc warrants 11/1/2030	11/14/2023 - 3/24/2025	0

Revolut Group Holdings Ltd	12/27/2024 - 1/28/2026	13,345,869

Somatus Inc Series E	1/31/2022	1,342,985

Starling Bank Ltd	6/18/2021 - 4/5/2022	5,186,912

Stripe Global Holdings Inc	5/18/2021	2,989,564

Stripe Global Holdings Inc Series H	3/15/2021	1,219,800

Stripe Global Holdings Inc Series I	3/20/2023 - 5/12/2023	4,100,257

Tanium Inc Class B	9/18/2020	3,988,343

Tenstorrent Holdings Inc 15% 12/31/2026	2/25/2026	903,400

Tenstorrent Holdings Inc Series C1	4/23/2021	3,742,265

Vast Data Ltd	2/27/2026 - 4/17/2026	10,703,602

Vast Data Ltd Series B	4/17/2026	2,365,715

Vast Data Ltd Series F	2/27/2026	1,307,001

Veterinary Emergency Group	9/16/2021 - 11/13/2023	5,866,319

Waymo LLC Class B	4/22/2026	1,429,548

Waymo LLC Series C2	10/18/2024	9,000,031

Waymo LLC Series D-2	2/2/2026	5,028,067

World Labs Technologies Inc Series C	2/17/2026	4,680,129

World Labs Technologies Inc Series C PRIME	2/17/2026	4,671,048

Zipline International Inc	10/12/2021	1,817,244

Zipline International Inc Series E	12/21/2020	4,317,881

Zipline International Inc Series F	4/11/2023	3,639,847

Zipline International Inc Series G	6/7/2024	3,361,199

Zipline International Inc Series H	12/3/2025	6,627,930

Additional information on each lock-up restriction is as follows:
Security	Restriction Expiration Date
Cerebras Systems Inc Class B	11/10/2026

Kardigan Inc	12/15/2026

Space Exploration Technologies Corp	12/8/2026

Space Exploration Technologies Corp	12/8/2026

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	327,711,217	2,923,988,255	2,536,141,364	7,607,317	(20,652)	14,203	715,551,659	715,408,577	1.1%
Fidelity Securities Lending Cash Central Fund	228,764,217	1,394,317,824	1,362,132,897	255,941	-	-	260,949,144	260,923,051	0.6%
Total	556,475,434	4,318,306,079	3,898,274,261	7,863,258	(20,652)	14,203	976,500,803

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Consolidated Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.
Investment Valuation

The following is a summary of the inputs used, as of June 30, 2026, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Consolidated Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Common Stocks
Communication Services	5,794,628,960	4,682,390,766	1,103,917,491	8,320,703
Consumer Discretionary	2,503,634,647	2,391,331,772	89,022,703	23,280,172
Consumer Staples	735,763,897	729,746,132	-	6,017,765
Energy	598,224,730	598,224,730	-	-
Financials	3,251,847,933	3,199,934,862	23,728,049	28,185,022
Health Care	2,292,033,582	2,255,396,331	21,451,463	15,185,788
Industrials	2,794,085,333	2,693,581,580	96,914,360	3,589,393
Information Technology	10,396,710,638	9,714,688,087	642,005,427	40,017,124
Materials	468,233,438	468,233,438	-	-
Real Estate	334,589,747	334,589,747	-	-
Utilities	215,531,784	215,531,784	-	-

Convertible Corporate Bonds
Financials	1,056,978	-	-	1,056,978

Convertible Preferred Stocks
Communication Services	19,295,263	-	-	19,295,263
Consumer Discretionary	24,527,208	-	-	24,527,208
Consumer Staples	675,038	-	-	675,038
Financials	20,102,040	-	-	20,102,040
Health Care	14,167,731	-	-	14,167,731
Industrials	47,992,685	-	-	47,992,685
Information Technology	232,072,192	-	-	232,072,192

Preferred Securities
Consumer Discretionary	118,822	-	-	118,822

Money Market Funds	976,500,803	976,500,803	-	-
Total Investments in Securities:	30,721,793,449	28,260,150,032	1,977,039,493	484,603,924
The following is a reconciliation of consolidated Investments in Securities for which Level 3 inputs were used in determining value. Beginning balances have been updated to conform to current period presentation, as applicable.
	Beginning Balance ($)	Net Realized Gain (Loss) on Investment Securities ($)	Net Unrealized Gain (Loss) on Investment Securities ($)	Cost of Purchases ($)	Proceeds of Sales ($)	Amortization/ Accretion ($)	Transfers into Level 3 ($)	Transfers out of Level 3 ($)	Ending Balance ($)	The change in unrealized gain (loss) for the period attributable to Level 3 securities held at June 30, 2026 ($)
Common Stocks	245,952,500	-	(11,012,647)	23,509,048	(8,519,564)	-	-	(125,333,370)	124,595,967	(4,861,274)
Convertible Preferred Stocks	599,690,683	(307)	78,540,011	106,857,109	(38,515,885)	-	-	(387,739,454)	358,832,157	101,988,092
Convertible Corporate Bonds	-	-	153,578	903,400	-	-	-	-	1,056,978	153,578
Preferred Securities	82,211	-	36,611	-	-	-	-	-	118,822	36,611

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Cost of purchases and proceeds of sales may include securities received and/or delivered through in-kind transactions, corporate actions or exchanges. Transfers into Level 3 were attributable to a lack of observable market data resulting from decreases in market activity, decreases in liquidity, security restructurings or corporate actions. Transfers out of Level 3 were attributable to observable market data becoming available for those securities. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. Realized and unrealized gains (losses) disclosed in the reconciliation are included in net gain (loss) on the Fund's consolidated Statement of Operations.

Consolidated Financial Statements (Unaudited)
Consolidated Statement of Assets and Liabilities
As of June 30, 2026 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $340,220,774) - See accompanying schedule:
Unaffiliated issuers (cost $12,547,923,236)	$29,745,292,646
Fidelity Central Funds (cost $976,495,894)	976,500,803

Total Investment in Securities (cost $13,524,419,130)		$30,721,793,449
Restricted cash		12,829
Foreign currency held at value (cost $487,555)		487,554
Receivable for investments sold		90,278,340
Receivable for fund shares sold		6,542,176
Dividends receivable		10,046,539
Interest receivable		47,429
Distributions receivable from Fidelity Central Funds		1,859,520
Other receivables		938,251
Total assets		30,832,006,087
Liabilities
Payable to custodian bank	$10,842,225
Payable for investments purchased	81,514,691
Payable for fund shares redeemed	14,108,817
Accrued management fee	13,452,594
Distribution and service plan fees payable	2,669,833
Other payables and accrued expenses	961,881
Collateral on securities loaned	260,951,845
Total liabilities		384,501,886
Net Assets		$30,447,504,201
Net Assets consist of:
Paid in capital		$12,196,733,197
Total accumulated earnings (loss)		18,250,771,004
Net Assets		$30,447,504,201

Net Asset Value and Maximum Offering Price
Initial Class :
Net Asset Value, offering price and redemption price per share ($12,027,426,588 ÷ 183,189,374 shares)		$65.66
Service Class :
Net Asset Value, offering price and redemption price per share ($2,332,138,250 ÷ 35,879,707 shares)		$65.00
Service Class 2 :
Net Asset Value, offering price and redemption price per share ($12,055,448,442 ÷ 193,767,884 shares)		$62.22
Investor Class :
Net Asset Value, offering price and redemption price per share ($4,032,490,921 ÷ 62,216,623 shares)		$64.81
Consolidated Statement of Operations
Six months ended June 30, 2026 (Unaudited)
Investment Income
Dividends		$88,592,846
Interest		47,713
Income from Fidelity Central Funds (including $255,941 from security lending)		7,863,258
Security lending		36,504
Total income		96,540,321
Expenses
Management fee	$77,706,626
Distribution and service plan fees	15,301,628
Custodian fees and expenses	183,231
Independent trustees' fees and expenses	32,418
Audit fees	54,027
Legal	31,933
Miscellaneous	51,435
Total expenses		93,361,298
Net Investment income (loss)		3,179,023
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	1,109,789,549
Fidelity Central Funds	(20,652)
Foreign currency transactions	(95,330)
Total net realized gain (loss)		1,109,673,567
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	1,871,768,245
Fidelity Central Funds	14,203
Unfunded commitments	(253,439)
Assets and liabilities in foreign currencies	(42,584)
Total change in net unrealized appreciation (depreciation)		1,871,486,425
Net gain (loss)		2,981,159,992
Net increase (decrease) in net assets resulting from operations		$2,984,339,015
Consolidated Statement of Changes in Net Assets

	Six months ended June 30, 2026 (Unaudited)	Year ended December 31, 2025
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$3,179,023	$8,936,994
Net realized gain (loss)	1,109,673,567	3,838,347,772
Change in net unrealized appreciation (depreciation)	1,871,486,425	1,333,790,926
Net increase (decrease) in net assets resulting from operations	2,984,339,015	5,181,075,692
Distributions to shareholders	(310,983,925)	(4,370,547,066)

Share transactions - net increase (decrease)	(725,875,989)	2,376,194,820
Total increase (decrease) in net assets	1,947,479,101	3,186,723,446

Net Assets
Beginning of period	28,500,025,100	25,313,301,654
End of period	$30,447,504,201	$28,500,025,100

Consolidated Financial Highlights
VIP Contrafund℠ Portfolio Initial Class

	Six months ended June 30, 2026 (Unaudited)	Years ended December 31, 2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$59.91	$57.94	$48.63	$37.88	$54.35	$48.17
Income from Investment Operations
Net investment income (loss) A,B	.04	.09	.10	.24	.22	.04
Net realized and unrealized gain (loss)	6.35	12.09	16.57	12.32	(14.37)	12.88
Total from investment operations	6.39	12.18	16.67	12.56	(14.15)	12.92
Distributions from net investment income	-	(.09)	(.10) C	(.22)	(.22)	(.02) C
Distributions from net realized gain	(.64)	(10.12)	(7.26) C	(1.59)	(2.09)	(6.72) C
Total distributions	(.64)	(10.21)	(7.36)	(1.81)	(2.32) D	(6.74)
Net asset value, end of period	$65.66	$59.91	$57.94	$48.63	$37.88	$54.35
Total Return E,F,G	10.80%	21.52%	33.79%	33.45%	(26.31)%	27.83%
Ratios to Average Net Assets B,H,I
Expenses before reductions	.53% J	.54%	.56%	.60%	.60%	.60%
Expenses net of fee waivers, if any	.53 % J	.54%	.56%	.59%	.60%	.60%
Expenses net of all reductions, if any	.53% J	.54%	.56%	.59%	.60%	.60%
Net investment income (loss)	.14% J	.15%	.17%	.55%	.50%	.08%
Supplemental Data
Net assets, end of period (000 omitted)	$12,027,427	$11,391,909	$10,464,444	$8,698,765	$7,255,740	$10,409,645
Portfolio turnover rate K	40 % J	48%	36%	30%	38%	34%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CThe amount shown reflects reclassifications related to book to tax differences that were made in the year shown.
DTotal distributions per share do not sum due to rounding.
ETotal returns for periods of less than one year are not annualized.
FTotal returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.
GTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
HFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Consolidated Financial Statements section of the most recent Annual or Semi-Annual report.
IExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
JAnnualized.
KAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
VIP Contrafund℠ Portfolio Service Class

	Six months ended June 30, 2026 (Unaudited)	Years ended December 31, 2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$59.35	$57.48	$48.30	$37.63	$54.00	$47.89
Income from Investment Operations
Net investment income (loss) A,B	.01	.03	.04	.20	.17	(.01)
Net realized and unrealized gain (loss)	6.28	11.99	16.44	12.23	(14.27)	12.80
Total from investment operations	6.29	12.02	16.48	12.43	(14.10)	12.79
Distributions from net investment income	-	(.03)	(.04) C	(.18)	(.18)	(.01) C
Distributions from net realized gain	(.64)	(10.12)	(7.26) C	(1.59)	(2.09)	(6.67) C
Total distributions	(.64)	(10.15)	(7.30)	(1.76) D	(2.27)	(6.68)
Net asset value, end of period	$65.00	$59.35	$57.48	$48.30	$37.63	$54.00
Total Return E,F,G	10.73%	21.42%	33.63%	33.34%	(26.38)%	27.71%
Ratios to Average Net Assets B,H,I
Expenses before reductions	.63% J	.64%	.66%	.70%	.70%	.70%
Expenses net of fee waivers, if any	.63 % J	.64%	.66%	.69%	.70%	.70%
Expenses net of all reductions, if any	.63% J	.64%	.66%	.69%	.70%	.70%
Net investment income (loss)	.04% J	.05%	.07%	.45%	.40%	(.02)%
Supplemental Data
Net assets, end of period (000 omitted)	$2,332,138	$2,188,553	$1,943,439	$1,616,699	$1,326,910	$2,001,479
Portfolio turnover rate K	40 % J	48%	36%	30%	38%	34%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CThe amount shown reflects reclassifications related to book to tax differences that were made in the year shown.
DTotal distributions per share do not sum due to rounding.
ETotal returns for periods of less than one year are not annualized.
FTotal returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.
GTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
HFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Consolidated Financial Statements section of the most recent Annual or Semi-Annual report.
IExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
JAnnualized.
KAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
VIP Contrafund℠ Portfolio Service Class 2

	Six months ended June 30, 2026 (Unaudited)	Years ended December 31, 2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$56.88	$55.50	$46.83	$36.54	$52.51	$46.73
Income from Investment Operations
Net investment income (loss) A,B	(.03)	(.06)	(.04)	.13	.11	(.08)
Net realized and unrealized gain (loss)	6.01	11.56	15.94	11.86	(13.87)	12.46
Total from investment operations	5.98	11.50	15.90	11.99	(13.76)	12.38
Distributions from net investment income	-	-	(.01) C	(.11)	(.11)	- C,D
Distributions from net realized gain	(.64)	(10.12)	(7.22) C	(1.59)	(2.09)	(6.60) C
Total distributions	(.64)	(10.12)	(7.23)	(1.70)	(2.21) E	(6.60)
Net asset value, end of period	$62.22	$56.88	$55.50	$46.83	$36.54	$52.51
Total Return F,G,H	10.65%	21.24%	33.45%	33.12%	(26.49)%	27.51%
Ratios to Average Net Assets B,I,J
Expenses before reductions	.78% K	.79%	.81%	.85%	.85%	.85%
Expenses net of fee waivers, if any	.78 % K	.79%	.81%	.84%	.85%	.85%
Expenses net of all reductions, if any	.78% K	.79%	.81%	.84%	.85%	.85%
Net investment income (loss)	(.11)% K	(.10)%	(.08)%	.30%	.25%	(.17)%
Supplemental Data
Net assets, end of period (000 omitted)	$12,055,448	$11,179,365	$9,737,590	$7,940,382	$6,472,771	$9,861,435
Portfolio turnover rate L	40 % K	48%	36%	30%	38%	34%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CThe amount shown reflects reclassifications related to book to tax differences that were made in the year shown.
DAmount represents less than $.005 per share.
ETotal distributions per share do not sum due to rounding.
FTotal returns for periods of less than one year are not annualized.
GTotal returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.
HTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
IFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Consolidated Financial Statements section of the most recent Annual or Semi-Annual report.
JExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
KAnnualized.
LAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
VIP Contrafund℠ Portfolio Investor Class

	Six months ended June 30, 2026 (Unaudited)	Years ended December 31, 2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$59.17	$57.35	$48.20	$37.56	$53.92	$47.83
Income from Investment Operations
Net investment income (loss) A,B	.02	.05	.05	.21	.18	- C
Net realized and unrealized gain (loss)	6.26	11.95	16.43	12.21	(14.26)	12.78
Total from investment operations	6.28	12.00	16.48	12.42	(14.08)	12.78
Distributions from net investment income	-	(.06)	(.07) D	(.19)	(.19)	(.01) D
Distributions from net realized gain	(.64)	(10.12)	(7.26) D	(1.59)	(2.09)	(6.68) D
Total distributions	(.64)	(10.18)	(7.33)	(1.78)	(2.28)	(6.69)
Net asset value, end of period	$64.81	$59.17	$57.35	$48.20	$37.56	$53.92
Total Return E,F,G	10.75%	21.43%	33.70%	33.36%	(26.38)%	27.74%
Ratios to Average Net Assets B,H,I
Expenses before reductions	.60% J	.61%	.64%	.67%	.68%	.67%
Expenses net of fee waivers, if any	.60 % J	.61%	.63%	.67%	.67%	.67%
Expenses net of all reductions, if any	.60% J	.61%	.63%	.67%	.67%	.67%
Net investment income (loss)	.07% J	.08%	.09%	.48%	.43%	.01%
Supplemental Data
Net assets, end of period (000 omitted)	$4,032,491	$3,740,198	$3,167,829	$2,319,263	$1,815,201	$2,622,106
Portfolio turnover rate K	40 % J	48%	36%	30%	38%	34%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CAmount represents less than $.005 per share.
DThe amount shown reflects reclassifications related to book to tax differences that were made in the year shown.
ETotal returns for periods of less than one year are not annualized.
FTotal returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.
GTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
HFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Consolidated Financial Statements section of the most recent Annual or Semi-Annual report.
IExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
JAnnualized.
KAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Notes to Consolidated Financial Statements
 (Unaudited)
For the period ended June 30, 2026

1. Organization.
VIP Contrafund Portfolio (the Fund) is a fund of Variable Insurance Products Fund II (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Shares of the Fund may only be purchased by insurance companies for the purpose of funding variable annuity or variable life insurance contracts. The Fund offers the following classes of shares: Initial Class shares, Service Class shares, Service Class 2 shares and Investor Class shares. All classes have equal rights and voting privileges, except for matters affecting a single class.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Consolidated Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The consolidated financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the consolidated financial statements. Actual results could differ from those estimates. The Fund operates as a single operating segment. The Fund's portfolio management team, part of the investment adviser, serves as the chief operating decision maker (CODM) and directs the Fund's investments in accordance with its investment objective and policies, with support from others responsible for oversight functions. The information reviewed by the CODM is consistent with the Fund's consolidated financial statements and consolidated financial highlights. Subsequent events, if any, through the date that the consolidated financial statements were issued have been evaluated in the preparation of the consolidated financial statements. The Fund's Consolidated Schedule of Investments lists any underlying mutual funds or exchange-traded funds but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Corporate bonds and preferred securities are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Securities, including private placements or other restricted securities, for which observable inputs are not available are valued using alternate valuation approaches, including the market approach, the income approach and cost approach, and are categorized as Level 3 in the hierarchy. The market approach considers factors including the price of recent investments in the same or a similar security or financial metrics of comparable securities. The income approach considers factors including expected future cash flows, security specific risks and corresponding discount rates. The cost approach considers factors including the value of the security's underlying assets and liabilities.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

The following provides information on Level 3 securities held by the Fund that were valued at period end based on unobservable inputs. These amounts exclude valuations provided by a broker.

Asset Type	Fair Value	Valuation Technique(s)	Unobservable Input	Amount or Range/Weighted Average	Impact to Valuation from an Increase in InputA
Common Stocks	$124,595,967	Recovery value	Recovery value	$0.00	Increase
		Market comparable	Enterprise value/Revenue multiple (EV/R)	0.9 - 54.1 / 10.1	Increase
			Enterprise value/EBITDA multiple (EV/EBITDA)	23.3	Increase
			Enterprise value/Net income multiple (EV/NI)	13.5 - 28.0 / 23.4	Increase
		Black scholes	Discount rate	3.8%	Increase
			Term	5.0	Increase
			Volatility	80.0%	Increase
Convertible Corporate Bonds	$1,056,978	Market comparable	Enterprise value/Revenue multiple (EV/R)	16.0	Increase
			Discount rate	25.3%	Decrease
			Probability rate	0.0% - 70.0% / 26.7%	Increase
		Black scholes	Discount rate	3.7%	Increase
			Term	0.1 - 0.3 / 0.2	Increase
			Volatility	40.0% - 80.0% / 60.0%	Increase
Convertible Preferred Stocks	$358,832,157	Market approach	Transaction price	$12.79 - $338.31 / $224.04	Increase
			Discount rate	5.0%	Decrease
		Recovery value	Recovery value	$0.00	Increase
		Market comparable	Enterprise value/Revenue multiple (EV/R)	0.8 - 54.1 / 20.3	Increase
			Enterprise value/Gross profit multiple (EV/GP)	12.0	Increase
		Black scholes	Discount rate	4.2% - 4.3% / 4.2%	Increase
			Term	2.0 - 5.0 / 3.5	Increase
			Volatility	45.0% - 90.0% / 67.0%	Increase
Preferred Securities	$118,822	Recovery value	Recovery value	$2.65	Increase

A Represents the directional change in the fair value of the Level 3 investments that could have resulted from an increase in the corresponding input as of period end. A decrease to the unobservable input would have had the opposite effect. Significant changes in these inputs may have resulted in a significantly higher or lower fair value measurement at period end.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of June 30, 2026, as well as a roll forward of Level 3 investments, is included at the end of the Fund's Consolidated Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Consolidated Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. Any withholding tax reclaims income is included in the Consolidated Statement of Operations in dividends. Any receivables for withholding tax reclaims are included in the Consolidated Statement of Assets and Liabilities in dividends receivable.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of a fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of a fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred, as applicable. Certain expense reductions may also differ by class, if applicable. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying consolidated financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the consolidated financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, passive foreign investment companies (PFIC), partnerships, deferred Trustee compensation and losses deferred due to wash sales and excise tax regulations.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$17,672,222,968
Gross unrealized depreciation	(513,278,672)
Net unrealized appreciation (depreciation)	$17,158,944,296
Tax cost	$13,562,849,153

The Fund elected to defer to its next fiscal year approximately $3,741,726 of ordinary losses recognized during the period November 1, 2025 to December 31, 2025.

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Consolidated Schedule of Investments, if applicable.

Consolidated Subsidiary. The Funds included in the table below hold certain investments through a wholly-owned subsidiary ("Subsidiary"), which may be subject to federal and state taxes upon disposition.

As of period end, investments in Subsidiaries were as follows:

	Amount ($)	% of Total Assets
VIP Contrafund Portfolio	21,216,382.07

The financial statements have been consolidated to include the Subsidiary accounts where applicable. Accordingly, all inter-company transactions and balances have been eliminated.

At period end, any estimated tax liability for these investments is presented as "Deferred taxes" in the Consolidated Statement of Assets and Liabilities and included in "Change in net unrealized appreciation (depreciation) on investment securities" in the Consolidated Statement of Operations. The tax liability incurred may differ materially depending on conditions when these investments are disposed. Any cash held by a Subsidiary is restricted as to its use and is presented as "Restricted cash" in the Consolidated Statement of Assets and Liabilities, if applicable.
4. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
VIP Contrafund Portfolio	5,713,483,204	7,144,355,006
5. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee.

The Fund's management contract incorporates a management fee rate that may vary by class. The investment adviser or an affiliate pays certain expenses of managing and operating the Fund out of each class's management fee. Each class of the Fund pays a management fee to the investment adviser. The management fee is calculated and paid to the investment adviser every month. When determining a class's management fee, a mandate rate is calculated based on the monthly average net assets of a group of funds advised by FMR within a designated asset class. A discount rate is subtracted from the mandate rate once the Fund's monthly average net assets reach a certain level. The mandate rate and discount rate may vary by class. The annual management fee rate for a class of shares of the Fund is the lesser of (1) the class's mandate rate reduced by the class's discount rate (if applicable) or (2) the amount set forth in the following table.

Maximum Management Fee Rate %
Initial Class	.56
Service Class	.56
Service Class 2.56
Investor Class	.64

One-twelfth of the management fee rate for a class is applied to the average net assets of the class for the month, giving a dollar amount which is the management fee for the class for that month. A different management fee rate may be applicable to each class of the Fund. The difference between classes is the result of separate arrangements for class-level services and/or waivers of certain expenses. It is not the result of any difference in advisory or custodial fees or other expenses related to the management of the Fund's assets, which do not vary by class. For the reporting period, the total annualized management fee rates were as follows:

Total Management Fee Rate %
Initial Class	.53
Service Class	.53
Service Class 2.53
Investor Class	.60

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate 12b-1 Plans for each Service Class of shares. Each Service Class pays Fidelity Distributors Company LLC (FDC), an affiliate of the investment adviser, a service fee. For the period, the service fee is based on an annual rate of .10% of Service Class' average net assets and .25% of Service Class 2's average net assets.

For the period, total fees, all of which were re-allowed to insurance companies for the distribution of shares and providing shareholder support services, were as follows:

Service Class	$1,106,078
Service Class 2	14,195,550
$15,301,628

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan) for certain Funds, certain independent Trustees have elected to defer receipt of a portion of their annual compensation. Deferred amounts are invested in affiliated mutual funds, are marked-to-market and remain in a fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees presented below are included in the accompanying Consolidated Statement of Assets and Liabilities in other receivables and other payables and accrued expenses, as applicable.

VIP Contrafund Portfolio	$893,336

Brokerage Commissions. A portion of portfolio transactions were placed with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Consolidated Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount ($)
VIP Contrafund Portfolio	53,750

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board of Trustees. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. Interfund trades during the period are noted in the table below.

	Purchases ($)	Sales ($)	Realized Gain (Loss) ($)
VIP Contrafund Portfolio	367,342,579	581,332,479	33,816,863
6. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes.

Commitment fees are charged based on the unused amount of the line of credit at an annual rate of .10%, and then allocated to each participating fund based on its pro-rata portion of the line of credit. The commitment fees are reflected in Miscellaneous expenses on the Consolidated Statement of Operations, and are listed below.

Interest is charged to a participating fund based on its borrowings at an annual rate of .75% plus the highest of (i) daily SOFR, (ii) Federal Funds Effective Rate, or (iii) Overnight Bank Funding Rate. During the period, there were no borrowings on this line of credit.

The line of credit agreement will expire in March 2027 unless extended or renewed.

Amount ($)
VIP Contrafund Portfolio	17,787
7. Security Lending.
Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, the borrowers provide collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the fair value of the loaned securities during the period of the loan. The fair value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned or gaining access to non-cash collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Consolidated Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Consolidated Statement of Assets and Liabilities. For cash collateral, securities lending income represents the income earned on investing cash collateral less rebates paid to borrowers, plus any premium income received and is presented in the Consolidated Statement of Operations as a component of income from Fidelity Central Funds. For non-cash collateral, securities lending income represents fees received from borrowers as compensation for the securities loaned and is presented in the Consolidated Statement of Operations in security lending. Securities lending income is reduced by any lending agent fees associated with the loan. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS ($)	Security Lending Income From Securities Loaned to NFS ($)	Value of Securities Loaned to NFS at Period End ($)
VIP Contrafund Portfolio	30,977	1,486	-

At period end, the value of any non-cash collateral is presented below. Non-cash collateral is held by a third-party bank for the benefit of a fund and the borrower. A fund is not permitted to sell or re-pledge non-cash collateral except in the event of borrower default, and therefore it is not included in the Consolidated Schedule of Investments or Consolidated Statement of Assets and Liabilities.

Amount ($)
VIP Contrafund Portfolio	81,017,456
8. Distributions to Shareholders.
Distributions to shareholders of each class were as follows:

	Six months ended June 30, 2026	Year ended December 31, 2025
VIP Contrafund Portfolio
Distributions to shareholders
Initial Class	$121,064,481	$1,732,407,499
Service Class	23,672,055	330,854,460
Service Class 2	125,752,955	1,743,077,377
Investor Class	40,494,434	564,207,730
Total	$310,983,925	$4,370,547,066
9. Share Transactions.
Transactions for each class of shares were as follows and may contain in-kind transactions:

	Shares	Shares	Dollars	Dollars
	Six months ended June 30, 2026	Year ended December 31, 2025	Six months ended June 30, 2026	Year ended December 31, 2025
VIP Contrafund Portfolio
Initial Class
Shares sold	2,396,403	4,429,144	$145,054,598	$265,306,357
Reinvestment of distributions	2,058,920	29,007,619	121,064,481	1,732,407,499
Shares redeemed	(11,412,667)	(23,906,347)	(698,842,128)	(1,449,060,742)
Net increase (decrease)	(6,957,344)	9,530,416	$(432,723,049)	$548,653,114
Service Class
Shares sold	1,031,126	2,352,292	$62,378,708	$141,804,458
Reinvestment of distributions	406,527	5,590,843	23,672,055	330,854,460
Shares redeemed	(2,434,784)	(4,875,642)	(146,591,644)	(297,128,468)
Net increase (decrease)	(997,131)	3,067,493	$(60,540,881)	$175,530,450
Service Class 2
Shares sold	6,659,313	14,513,678	$383,467,925	$824,748,681
Reinvestment of distributions	2,254,849	30,700,290	125,752,955	1,743,077,377
Shares redeemed	(11,700,394)	(24,108,743)	(679,439,131)	(1,387,348,036)
Net increase (decrease)	(2,786,232)	21,105,225	$(170,218,251)	$1,180,478,022
Investor Class
Shares sold	571,039	1,998,764	$34,091,181	$118,766,516
Reinvestment of distributions	697,458	9,561,506	40,494,434	564,207,730
Shares redeemed	(2,260,546)	(3,592,639)	(136,979,423)	(211,441,012)
Net increase (decrease)	(992,049)	7,967,631	$(62,393,808)	$471,533,234
10. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.

At the end of the period, the investment adviser or its affiliates were owners of record of more than 10% and certain otherwise unaffiliated shareholders were owners of record of more than 10% of the outstanding shares as follows:

Fund	Affiliated %	Number ofUnaffiliated Shareholders	Unaffiliated Shareholders %
VIP Contrafund Portfolio	18	1	12
11. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as public health emergencies, military conflicts, terrorism, government restrictions, political changes, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 9: Proxy Disclosures for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies
(Unaudited)
Note: This information is disclosed as part of the consolidated financial statements for each Fund as part of Item 7: Consolidated Financial Statements and Consolidated Financial Highlights for Open-End Management Investment Companies.

Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract
(Unaudited)

Board Approval of Investment Advisory Contracts and Management Fees
VIP Contrafund Portfolio
At its May 2026 meeting, the Board of Trustees, including the Independent Trustees (together, the Board), voted to continue the management contract with Fidelity Management & Research Company LLC (FMR), and the sub-advisory agreements and sub-subadvisory agreements, in each case, where applicable (together, the Advisory Contracts) for the fund for two months from June 1, 2026 through July 31, 2026. The Board determined that it will consider the annual renewal of the fund's Advisory Contracts for a full one year period in July 2026, following its review of additional materials provided by FMR.
The Board considered that the approval of the fund's Advisory Contracts will not result in any changes in (i) the investment process or strategies employed in the management of the fund's assets; (ii) the fees and expenses paid by shareholders; (iii) the nature, extent or quality of services provided under the fund's Advisory Contracts; or (iv) the day-to-day management of the fund or the persons primarily responsible for such management. The Board also considered that since its last approval of the fund's Advisory Contracts, FMR had provided additional information on the fund in support of the annual contract renewal process, including competitive analyses on total expenses and management fees and in-depth reviews of fund performance and fund profitability information. The Board concluded that the fund's Advisory Contracts are fair and reasonable, and that the fund's Advisory Contracts should be renewed, without modification, through July 31, 2026, with the understanding that the Board will consider the annual renewal for a full one year period in July 2026.
In connection with its consideration of future renewals of the fund's Advisory Contracts, the Board will consider: (i) the nature, extent and quality of services provided to the fund, including shareholder and administrative services and investment performance; (ii) the competitiveness of the management fee and total expenses for the fund; (iii) the costs of the services and profitability, including the revenues earned and the expenses incurred in conducting the business of developing, marketing, distributing, managing, administering, and servicing the fund and its shareholders, to the extent applicable; and (iv) whether there have been economies of scale in respect of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is the potential for realization of any further economies.
Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board, including the Independent Trustees, ultimately concluded that the fund's management fee structure is fair and reasonable, and that the continuation of the fund's Advisory Contracts should be approved for two months from June 1, 2026 through July 31, 2026.

1.705691.128
VIPCON-SANN-0826

Item 8.

Changes in and Disagreements with Accountants for Open-End Management Investment Companies

See Item 7.

Item 9.

Proxy Disclosures for Open-End Management Investment Companies

See Item 7.

Item 10.

Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies

See Item 7.

Item 11.

Statement Regarding Basis for Approval of Investment Advisory Contract

See Item 7.

Item 12.

Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 13.

Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 14.

Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 15.

Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Variable Insurance Products Fund II’s Board of Trustees.

Item 16.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the Variable Insurance Products Fund II’s (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 17.

Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable.

Item 18.

Recovery of Erroneously Awarded Compensation

(a)

Not applicable.

(b)

Not applicable.

Item 19.

Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Variable Insurance Products Fund II

By:	/s/Stacie M. Smith
Stacie M. Smith
President and Treasurer (Principal Executive Officer)

Date:	August 21, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Stacie M. Smith
Stacie M. Smith
President and Treasurer (Principal Executive Officer)

Date:	August 21, 2026

By:	/s/Stephanie Caron
Stephanie Caron
Chief Financial Officer (Principal Financial Officer)

Date:	August 21, 2026